UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 28

Date of reporting period:

August 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report
August 31, 2021
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2021. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As we finalize this shareholder report, the return to pre-pandemic life is progressing, however the world is continuing to deal with unprecedented health, economic and lifestyle challenges stemming from the novel coronavirus (COVID-19) global pandemic. We have a long history of weathering volatile markets, and we are confident that we will continue to meet this current challenge.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Jason B. Moore
President, Brinker Capital Destinations Trust
August 31, 2021
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2021 and held for the six months ended August 31, 2021.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	17.17%	$1,000.00	$1,171.72	0.79%	$4.32
Destinations Large Cap Equity Fund – Class Z	17.17%	1,000.00	1,171.74	0.64%	3.50
Destinations Small-Mid Cap Equity Fund – Class I	8.70%	1,000.00	1,087.04	1.09%	5.73
Destinations Small-Mid Cap Equity Fund – Class Z	8.81%	1,000.00	1,088.08	0.94%	4.95
Destinations International Equity Fund – Class I	5.82%	1,000.00	1,058.24	1.19%	6.17
Destinations International Equity Fund – Class Z	5.92%	1,000.00	1,059.18	1.04%	5.40
Destinations Equity Income Fund – Class I	14.06%	1,000.00	1,140.61	0.90%	4.86
Destinations Equity Income Fund – Class Z	14.07%	1,000.00	1,140.69	0.75%	4.05
Destinations Core Fixed Income Fund – Class I	1.28%	1,000.00	1,012.81	0.78%	3.96
Destinations Core Fixed Income Fund – Class Z	1.42%	1,000.00	1,014.18	0.63%	3.20
Destinations Low Duration Fixed Income Fund – Class I	2.90%	1,000.00	1,029.04	0.93%	4.76
Destinations Low Duration Fixed Income Fund – Class Z	3.02%	1,000.00	1,030.21	0.78%	3.99
Destinations Global Fixed Income Opportunities Fund – Class I	1.73%	1,000.00	1,017.32	1.03%	5.24
Destinations Global Fixed Income Opportunities Fund – Class Z	1.78%	1,000.00	1,017.77	0.88%	4.48
Destinations Municipal Fixed Income Fund – Class I	1.48%	1,000.00	1,014.80	0.76%	3.86
Destinations Municipal Fixed Income Fund – Class Z	1.65%	1,000.00	1,016.48	0.61%	3.10
Destinations Multi Strategy Alternatives Fund – Class I	1.84%	1,000.00	1,018.43	1.31%	6.66
Destinations Multi Strategy Alternatives Fund – Class Z	1.84%	1,000.00	1,018.43	1.16%	5.90

(1)
For the six months ended August 31, 2021.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,021.22	0.79%	$4.02
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.98	0.64%	3.26
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.71	1.09%	5.55
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.47	0.94%	4.79
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,019.21	1.19%	6.06
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,019.96	1.04%	5.30
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.67	0.90%	4.58
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,021.42	0.75%	3.82
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.27	0.78%	3.97
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,022.03	0.63%	3.21
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.52	0.93%	4.74
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.27	0.78%	3.97
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.01	1.03%	5.24
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.77	0.88%	4.48
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.37	0.76%	3.87
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,022.13	0.61%	3.11
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.60	1.31%	6.67
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,019.36	1.16%	5.90

(1)
For the six months ended August 31, 2021.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 97.8%
BASIC MATERIALS – 1.8%
Chemicals – 1.0%
2,281	Air Products & Chemicals Inc.	$614,752
1,203	Albemarle Corp.	284,798
69,494	Celanese Corp., Class A Shares	11,021,748
321,334	CF Industries Holdings Inc.	14,594,990
179,757	Dow Inc.	11,306,715
5,486	DuPont de Nemours Inc.	406,074
96,691	Eastman Chemical Co.	10,941,554
2,564	Ecolab Inc.	577,823
1,325	FMC Corp.	124,060
2,566	International Flavors & Fragrances Inc.	388,749
9,825	Linde PLC	3,090,847
2,654	LyondellBasell Industries NV, Class A Shares	266,329
3,534	Mosaic Co.	113,724
2,444	PPG Industries Inc.	389,940
2,467	Sherwin-Williams Co.	749,154
	Total Chemicals	54,871,257
Forest Products & Paper – 0.2%
187,864	International Paper Co.	11,288,748
Iron/Steel – 0.2%
92,198	Nucor Corp.	10,838,797
Mining – 0.4%
214,648	Alcoa Corp.*	9,523,932
311,243	Freeport-McMoRan Inc.	11,326,133
8,259	Newmont Corp.	478,939
	Total Mining	21,329,004
	TOTAL BASIC MATERIALS	98,327,806
COMMUNICATIONS – 22.2%
Advertising – 0.1%
4,055	Interpublic Group of Cos., Inc.	150,968
2,217	Omnicom Group Inc.	162,329
52,900	Trade Desk Inc., Class A Shares*	4,234,645
	Total Advertising	4,547,942
Internet – 16.5%
746	Airbnb Inc., Class A Shares*	115,622
34,143	Alibaba Group Holding Ltd., ADR*	5,701,540
35,255	Alphabet Inc., Class A Shares*	102,026,207
32,637	Alphabet Inc., Class C Shares*	94,948,866
54,294	Amazon.com Inc.*	188,443,072
25,192	Booking Holdings Inc.*	57,933,287
61,314	Bright Health Group Inc.*(a)	567,768
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
1,445	CDW Corp.	$289,881
215,335	Chewy Inc., Class A Shares*	18,975,320
110,257	Coupang Inc., Class A Shares*(a)	3,303,300
40,665	DoorDash Inc., Class A Shares*	7,783,281
6,672	eBay Inc.	512,009
58,323	Etsy Inc.*	12,612,932
64,704	Expedia Group Inc.*	9,349,728
52,478	F5 Networks Inc.*	10,682,946
400,347	Facebook Inc., Class A Shares*	151,883,645
129,106	Farfetch Ltd., Class A Shares*	5,404,377
5,559	IAC/InterActiveCorp*	734,066
11,600	Kuaishou Technology, Class B Shares*(b)	126,030
328,395	Match Group Inc.*	45,134,609
42,700	Meituan, Class B Shares*(b)	1,367,059
44,159	Netflix Inc.*	25,134,861
5,978	NortonLifeLock Inc.	158,776
21,581	Pinduoduo Inc., ADR*	2,158,532
83,136	Pinterest Inc., Class A Shares*	4,619,867
85,221	Sea Ltd., ADR*	28,831,969
3,969	Shopify Inc., Class A Shares*	6,051,852
352,458	Snap Inc., Class A Shares*	26,825,578
42,421	Spotify Technology SA*	9,940,937
118,000	Tencent Holdings Ltd.	7,300,752
180,014	Twitter Inc.*	11,610,903
723,325	Uber Technologies Inc.*	28,310,940
53,219	VeriSign Inc.*	11,509,141
26,604	Vimeo Inc., Class A, Private Placement*	1,014,144
	Total Internet	881,363,797
Media – 3.3%
1,420	Charter Communications Inc., Class A Shares*	1,159,657
1,092,123	Comcast Corp., Class A Shares	66,270,024
1,909	Discovery Inc., Class A Shares*(a)	55,056
2,998	Discovery Inc., Class C Shares*	82,715
2,526	DISH Network Corp., Class A Shares*	110,108
296,560	Fox Corp., Class A Shares	11,103,206
1,566	Fox Corp., Class B Shares	54,231
261,475	Liberty Broadband Corp., Class C Shares*	50,025,397
996,451	Liberty Media Corp.-Liberty SiriusXM*	49,174,857
3,947	News Corp., Class A Shares	88,689
1,262	News Corp., Class B Shares	27,802
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
6,243	ViacomCBS Inc., Class B Shares	$258,772
18,730	Walt Disney Co.*	3,395,749
	Total Media	181,806,263
Telecommunications – 2.3%
566	Arista Networks Inc.*	209,154
73,604	AT&T Inc.	2,018,222
184,812	Ciena Corp.*	10,558,310
503,483	Cisco Systems Inc.	29,715,567
275,770	Corning Inc.	11,028,042
3,564	Juniper Networks Inc.	103,285
10,201	Lumen Technologies Inc.	125,472
48,224	Motorola Solutions Inc.	11,777,265
1,747,205	Nokia OYJ, ADR*	10,413,342
241,736	T-Mobile US Inc.*	33,122,667
42,678	Verizon Communications Inc.	2,347,290
525,528	Vodafone Group PLC, ADR(a)	8,970,763
	Total Telecommunications	120,389,379
	TOTAL COMMUNICATIONS	1,188,107,381
CONSUMER CYCLICAL – 7.2%
Airlines – 0.1%
1,316	Alaska Air Group Inc.*	75,459
6,612	American Airlines Group Inc.*	131,843
6,594	Delta Air Lines Inc.*	266,661
67,429	Southwest Airlines Co.*	3,356,616
3,336	United Airlines Holdings Inc.*	155,157
	Total Airlines	3,985,736
Apparel – 1.1%
3,677	Hanesbrands Inc.	68,686
366,668	NIKE Inc., Class B Shares	60,404,886
759	PVH Corp.*	79,536
501	Ralph Lauren Corp., Class A Shares	58,181
2,863	Tapestry Inc.*	115,436
1,896	Under Armour Inc., Class A Shares*	43,873
1,925	Under Armour Inc., Class C Shares*	38,616
3,315	VF Corp.	253,498
	Total Apparel	61,062,712
Auto Manufacturers – 0.6%
47,214	Cummins Inc.	11,141,560
40,335	Ferrari NV	8,768,829
40,418	Ford Motor Co.*	526,647
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
115,585	General Motors Co.*	$5,664,821
3,579	PACCAR Inc.	293,013
7,944	Tesla Inc.*	5,844,560
	Total Auto Manufacturers	32,239,430
Auto Parts & Equipment – 0.1%
17,273	Aptiv PLC*	2,628,778
2,447	BorgWarner Inc.	104,438
	Total Auto Parts & Equipment	2,733,216
Distribution/Wholesale – 0.8%
2,146	Copart Inc.*	309,711
5,921	Fastenal Co.	330,688
769,407	LKQ Corp.*	40,540,055
414	Pool Corp.	204,640
451	WW Grainger Inc.	195,599
	Total Distribution/Wholesale	41,580,693
Entertainment – 0.5%
2,151	Caesars Entertainment Inc.*	218,606
64,190	DraftKings Inc., Class A Shares*	3,805,825
1,484	Live Nation Entertainment Inc.*	128,663
118,641	Madison Square Garden Sports Corp.*	21,447,920
1,512	Penn National Gaming Inc.*	122,623
	Total Entertainment	25,723,637
Home Builders – 0.5%
3,382	DR Horton Inc.	323,387
2,843	Lennar Corp., Class A Shares	305,082
5,338	NVR Inc.*	27,650,520
2,726	PulteGroup Inc.	146,822
	Total Home Builders	28,425,811
Home Furnishings – 0.2%
111,256	Dolby Laboratories Inc., Class A Shares	11,026,582
1,373	Leggett & Platt Inc.	66,440
646	Whirlpool Corp.	143,108
	Total Home Furnishings	11,236,130
Housewares – 0.0%
3,807	Newell Brands Inc.	96,736
Leisure Time – 0.0%
8,229	Carnival Corp.*	198,648
3,723	Norwegian Cruise Line Holdings Ltd.*	96,202
2,257	Royal Caribbean Cruises Ltd.*	186,722
	Total Leisure Time	481,572
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.2%
2,871	Hilton Worldwide Holdings Inc.*	$358,473
99,144	Las Vegas Sands Corp.*	4,422,814
2,753	Marriott International Inc., Class A Shares*	372,040
4,197	MGM Resorts International	178,876
71,120	Wynn Resorts Ltd.*	7,232,193
	Total Lodging	12,564,396
Retail – 3.1%
675	Advance Auto Parts Inc.	136,924
223	AutoZone Inc.*	345,461
2,729	Bath & Body Works Inc.	184,153
97,450	Best Buy Co., Inc.	11,353,900
1,682	CarMax Inc.*	210,603
15,275	Carvana Co., Class A Shares*	5,011,117
4,812	Chipotle Mexican Grill Inc., Class A Shares*	9,158,824
87,172	Costco Wholesale Corp.	39,705,974
1,349	Darden Restaurants Inc.	203,227
2,435	Dollar General Corp.	542,786
396,061	Dollar Tree Inc.*	35,859,363
21,603	Domino’s Pizza Inc.	11,166,375
2,141	Gap Inc.	57,229
1,489	Genuine Parts Co.	181,941
10,961	Home Depot Inc.	3,575,259
7,287	Lowe’s Cos., Inc.	1,485,746
24,045	Lululemon Athletica Inc.*	9,622,088
7,692	McDonald’s Corp.	1,826,542
719	O’Reilly Automotive Inc.*	427,144
134,166	Ross Stores Inc.	15,885,254
12,147	Starbucks Corp.	1,427,151
5,100	Target Corp.	1,259,598
12,432	TJX Cos., Inc.	904,055
1,188	Tractor Supply Co.	230,769
564	Ulta Beauty Inc.*	218,443
7,396	Walgreens Boots Alliance Inc.	375,347
14,154	Walmart Inc.	2,096,207
84,006	Yum! Brands Inc.	11,007,306
	Total Retail	164,458,786
Textiles – 0.0%
599	Mohawk Industries Inc.*	118,458
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Toys/Games/Hobbies – 0.0%
1,317	Hasbro Inc.	$129,474
	TOTAL CONSUMER CYCLICAL	384,836,787
CONSUMER NON-CYCLICAL – 23.4%
Agriculture – 0.8%
244,867	Altria Group Inc.	12,299,669
5,759	Archer-Daniels-Midland Co.	345,540
311,178	Philip Morris International Inc.	32,051,334
	Total Agriculture	44,696,543
Beverages – 1.0%
158,389	Brown-Forman Corp., Class B Shares	11,122,076
40,003	Coca-Cola Co.	2,252,569
1,742	Constellation Brands Inc., Class A Shares	367,806
1,248,412	Keurig Dr Pepper Inc.	44,530,856
2,041	Molson Coors Beverage Co., Class B Shares	97,009
3,814	Monster Beverage Corp.*	372,132
14,243	PepsiCo Inc.	2,227,463
	Total Beverages	60,969,911
Biotechnology – 3.2%
53,472	Amgen Inc.	12,059,540
7,864	Argenx SE, ADR*	2,603,141
46,876	Biogen Inc.*	15,886,745
276,904	BioMarin Pharmaceutical Inc.*	23,318,086
222	Bio-Rad Laboratories Inc., Class A Shares*	178,670
7,598	Corteva Inc.	334,084
259,896	Exact Sciences Corp.*	27,127,944
165,518	Gilead Sciences Inc.	12,046,400
56,641	Horizon Therapeutics PLC*	6,122,326
89,529	Illumina Inc.*	40,929,078
188,748	Incyte Corp.*	14,437,335
3,146	Moderna Inc.*	1,185,067
1,079	Regeneron Pharmaceuticals Inc.*	726,599
27,478	United Therapeutics Corp.*	5,904,473
60,027	Vertex Pharmaceuticals Inc.*	12,022,808
	Total Biotechnology	174,882,296
Commercial Services – 3.9%
3,351	Affirm Holdings Inc., Class A Shares*	322,835
100,336	Afterpay Ltd.*	9,879,013
4,387	Automatic Data Processing Inc.	917,059
21,067	Cintas Corp.	8,337,687
294,231	CoStar Group Inc.*	24,933,135
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
47,578	Equifax Inc.	$12,953,586
859	FleetCor Technologies Inc.*	226,158
887	Gartner Inc.*	273,852
53,079	Global Payments Inc.	8,632,769
3,862	IHS Markit Ltd.	465,757
4,854	MarketAxess Holdings Inc.	2,310,116
1,660	Moody’s Corp.	632,078
3,848	Nielsen Holdings PLC	82,578
216,569	PayPal Holdings Inc.*	62,514,808
110,137	Quanta Services Inc.	11,244,988
1,153	Robert Half International Inc.	119,220
2,387	Rollins Inc.	92,902
20,224	S&P Global Inc.	8,975,816
129,364	Square Inc., Class A Shares*	34,678,607
42,215	StoneCo Ltd., Class A Shares*	1,964,686
58,784	TransUnion	7,144,020
746	United Rentals Inc.*	263,077
1,671	Verisk Analytics Inc., Class A Shares	337,141
	Total Commercial Services	197,301,888
Cosmetics/Personal Care – 0.7%
8,721	Colgate-Palmolive Co.	679,802
86,923	Estee Lauder Cos., Inc., Class A Shares	29,596,412
25,238	Procter & Gamble Co.	3,593,639
	Total Cosmetics/Personal Care	33,869,853
Food – 0.8%
2,190	Campbell Soup Co.	91,389
4,948	Conagra Brands Inc.	163,878
6,288	General Mills Inc.	363,509
1,509	Hershey Co.	268,149
2,906	Hormel Foods Corp.	132,339
1,130	JM Smucker Co.	139,747
2,597	Kellogg Co.	163,975
6,683	Kraft Heinz Co.	240,521
7,805	Kroger Co.	359,264
1,470	Lamb Weston Holdings Inc.	95,771
2,567	McCormick & Co., Inc.	221,506
14,481	Mondelez International Inc., Class A Shares	898,836
314,643	Nestle SA, ADR	39,736,264
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
5,274	Sysco Corp.	$420,074
3,039	Tyson Foods Inc., Class A Shares	238,622
	Total Food	43,533,844
Healthcare-Products – 5.3%
18,317	Abbott Laboratories	2,314,719
114,798	ABIOMED Inc.*	41,781,880
138,776	Alcon Inc.	11,444,857
50,068	Align Technology Inc.*	35,498,212
122,420	Avantor Inc.*	4,828,245
5,184	Baxter International Inc.	395,124
401	Bio-Techne Corp.	200,155
14,648	Boston Scientific Corp.*	661,357
508	Cooper Cos., Inc.	228,961
70,140	Danaher Corp.	22,736,582
178,634	DENTSPLY SIRONA Inc.	11,021,718
374,074	Edwards Lifesciences Corp.*	43,833,991
1,433	Henry Schein Inc.*	108,320
2,641	Hologic Inc.*	209,035
39,092	IDEXX Laboratories Inc.*	26,338,626
18,649	Intuitive Surgical Inc.*	19,647,840
248,146	Medtronic PLC	33,122,528
1,156	PerkinElmer Inc.	213,629
1,500	ResMed Inc.	435,795
1,007	STERIS PLC	216,515
55,156	Stryker Corp.	15,283,728
482	Teleflex Inc.	190,612
4,052	Thermo Fisher Scientific Inc.	2,248,657
761	West Pharmaceutical Services Inc.	343,683
71,105	Zimmer Biomet Holdings Inc.	10,697,747
	Total Healthcare-Products	284,002,516
Healthcare-Services – 2.9%
15,924	Anthem Inc.	5,973,570
1,756	Catalent Inc.*	229,053
207,706	Centene Corp.*	13,081,324
518	Charles River Laboratories International Inc.*	229,919
83,768	DaVita Inc.*	10,954,341
80,380	HCA Healthcare Inc.	20,334,532
10,301	Humana Inc.	4,176,231
1,976	IQVIA Holdings Inc.*	513,226
39,874	Laboratory Corp. of America Holdings*	12,096,974
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Services – (continued)
1,347	Quest Diagnostics Inc.	$205,862
198,200	UnitedHealth Group Inc.	82,504,714
799	Universal Health Services Inc., Class B Shares	124,452
	Total Healthcare-Services	150,424,198
Household Products/Wares – 0.0%
856	Avery Dennison Corp.	192,934
2,528	Church & Dwight Co., Inc.	211,492
1,282	Clorox Co.	215,440
3,478	Kimberly-Clark Corp.	479,303
	Total Household Products/Wares	1,099,169
Pharmaceuticals – 4.8%
178,237	AbbVie Inc.	21,527,465
1,525	AmerisourceBergen Corp., Class A Shares	186,370
108,719	AstraZeneca PLC, ADR	6,336,143
40,279	Becton Dickinson & Co.	10,138,224
23,029	Bristol-Myers Squibb Co.	1,539,719
2,991	Cardinal Health Inc.	156,998
23,781	Cigna Corp.	5,033,249
508,457	CVS Health Corp.	43,925,600
997	DexCom Inc.*	527,832
253,049	Elanco Animal Health Inc.*	8,446,776
266,432	Eli Lilly & Co.	68,816,721
27,147	Johnson & Johnson	4,699,960
214,697	McKesson Corp.	43,828,246
166,497	Merck & Co., Inc.	12,702,056
334,477	Organon & Co.	11,335,426
1,377	Perrigo Co. PLC	56,388
57,705	Pfizer Inc.	2,658,469
156,257	Sarepta Therapeutics Inc.*	12,206,797
399,212	Viatris Inc.	5,840,472
4,894	Zoetis Inc., Class A Shares	1,001,117
	Total Pharmaceuticals	260,964,028
	TOTAL CONSUMER NON-CYCLICAL	1,251,744,246
ENERGY – 2.9%
Energy-Alternate Sources – 0.6%
134,899	Enphase Energy Inc.*	23,436,003
153,526	NextEra Energy Partners LP	12,271,333
	Total Energy-Alternate Sources	35,707,336
Oil & Gas – 2.3%
3,984	APA Corp.	77,608
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
4,120	Cabot Oil & Gas Corp.	$65,467
19,924	Chevron Corp.	1,928,046
13,911	ConocoPhillips	772,478
604,606	Devon Energy Corp.	17,866,107
1,866	Diamondback Energy Inc.	143,943
6,016	EOG Resources Inc.	406,200
499,791	EQT Corp.*	9,161,169
434,957	Exxon Mobil Corp.	23,713,856
193,415	Hess Corp.	13,297,281
7,922	Marathon Oil Corp.	93,084
320,368	Marathon Petroleum Corp.	18,988,211
8,660	Occidental Petroleum Corp.	222,476
4,514	Phillips 66	320,900
206,397	Pioneer Natural Resources Co.	30,891,439
4,214	Valero Energy Corp.	279,430
	Total Oil & Gas	118,227,695
Oil & Gas Services – 0.0%
7,499	Baker Hughes Co., Class A Shares	170,827
9,172	Halliburton Co.	183,257
3,972	NOV Inc.*	52,311
14,415	Schlumberger NV	404,197
	Total Oil & Gas Services	810,592
Pipelines – 0.0%
20,076	Kinder Morgan Inc.	326,637
4,593	ONEOK Inc.	241,224
12,523	Williams Cos., Inc.	309,193
	Total Pipelines	877,054
	TOTAL ENERGY	155,622,677
FINANCIAL – 11.8%
Banks – 1.7%
77,737	Bank of America Corp.	3,245,520
8,317	Bank of New York Mellon Corp.	459,265
21,308	Citigroup Inc.	1,532,258
4,391	Citizens Financial Group Inc.	192,282
1,410	Comerica Inc.	104,213
7,257	Fifth Third Bancorp	282,007
1,814	First Republic Bank	360,877
20,929	Goldman Sachs Group Inc.	8,654,351
15,210	Huntington Bancshares Inc.	236,211
154,519	JPMorgan Chase & Co.	24,715,314
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
10,005	KeyCorp	$203,302
1,326	M&T Bank Corp.	185,653
208,203	Morgan Stanley	21,742,639
2,146	Northern Trust Corp.	254,344
4,380	PNC Financial Services Group Inc.	837,018
9,910	Regions Financial Corp.	202,461
3,585	State Street Corp.	333,082
579	SVB Financial Group*	323,951
13,864	Truist Financial Corp.	791,080
110,201	US Bancorp	6,324,435
447,798	Wells Fargo & Co.	20,464,369
1,774	Zions Bancorp N.A.	102,715
	Total Banks	91,547,347
Diversified Financial Services – 4.2%
6,708	American Express Co.	1,113,260
87,645	Ameriprise Financial Inc.	23,919,197
282,464	Ant International Co., Ltd., Class C Shares, Private Placement*(c)(d)@	1,991,371
1,463	BlackRock Inc., Class A Shares	1,380,033
156,976	Capital One Financial Corp.	26,053,307
1,100	Cboe Global Markets Inc.	138,765
383,275	Charles Schwab Corp.	27,921,584
3,702	CME Group Inc., Class A Shares	746,767
3,143	Discover Financial Services	402,995
2,942	Franklin Resources Inc.	95,438
5,801	Intercontinental Exchange Inc.	693,394
444,274	Invesco Ltd.	11,249,018
57,430	LPL Financial Holdings Inc.	8,491,026
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(c)(d)@	43,625
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(c)(d)@	834,875
73,372	Mastercard Inc., Class A Shares	25,403,588
1,184	Nasdaq Inc.	231,804
1,261	Raymond James Financial Inc.	176,414
214,242	SoFi Technologies Inc.*	3,037,952
5,576	Synchrony Financial	277,406
2,339	T Rowe Price Group Inc.	523,632
28,747	Tradeweb Markets Inc., Class A Shares	2,501,276
329,310	Visa Inc., Class A Shares	75,444,921
4,117	Western Union Co.	89,092
74,794	XP Inc., Class A Shares*	3,638,728
	Total Diversified Financial Services	216,399,468
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – 0.2%
1,414	Alexandria Real Estate Equities Inc.	$291,807
4,687	American Tower Corp.	1,369,401
1,439	AvalonBay Communities Inc.	330,366
1,464	Boston Properties Inc.	165,417
4,455	Crown Castle International Corp.	867,344
2,903	Digital Realty Trust Inc.	475,831
3,866	Duke Realty Corp.	203,004
923	Equinix Inc.	778,504
3,547	Equity Residential	298,196
670	Essex Property Trust Inc.	221,596
1,379	Extra Space Storage Inc.	257,749
772	Federal Realty Investment Trust	94,006
5,556	Healthpeak Properties Inc.	200,016
7,217	Host Hotels & Resorts Inc.*	119,514
2,976	Iron Mountain Inc.	142,104
6,194	Kimco Realty Corp.	134,967
1,180	Mid-America Apartment Communities Inc.	226,997
7,626	Prologis Inc.	1,026,917
1,569	Public Storage	507,744
3,851	Realty Income Corp.	278,119
1,605	Regency Centers Corp.	110,135
1,127	SBA Communications Corp., Class A Shares	404,559
3,387	Simon Property Group Inc.	455,382
3,060	UDR Inc.	165,301
3,867	Ventas Inc.	216,320
1,648	Vornado Realty Trust	69,018
4,304	Welltower Inc.	376,729
321,683	Weyerhaeuser Co.	11,580,588
	Total Equity Real Estate Investment Trusts (REITs)	21,367,631
Insurance – 4.5%
6,516	Aflac Inc.	369,327
3,086	Allstate Corp.	417,474
8,847	American International Group Inc.	482,692
54,243	Aon PLC, Class A Shares	15,560,147
2,112	Arthur J Gallagher & Co.	303,325
167,037	Assurant Inc.	28,414,664
387,570	Berkshire Hathaway Inc., Class B Shares*	110,755,879
4,636	Chubb Ltd.	852,653
1,544	Cincinnati Financial Corp.	190,530
186,058	Equitable Holdings Inc.	5,769,659
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Insurance – (continued)
407	Everest Re Group Ltd.	$107,814
1,027	Globe Life Inc.	98,664
3,682	Hartford Financial Services Group Inc.	247,504
1,838	Lincoln National Corp.	126,179
2,300	Loews Corp.	128,501
5,242	Marsh & McLennan Cos., Inc.	824,042
7,671	MetLife Inc.	475,602
88,901	Principal Financial Group Inc.	5,939,476
399,816	Progressive Corp.	38,518,273
4,062	Prudential Financial Inc.	430,085
2,593	Travelers Cos., Inc.	414,128
2,101	Unum Group	55,929
311,650	Voya Financial Inc.	20,251,017
58,217	Willis Towers Watson PLC	12,849,656
1,423	WR Berkley Corp.	107,166
	Total Insurance	243,690,386
Private Equity – 1.2%
991,411	KKR & Co., Inc., Class Miscella Shares	63,737,813
Real Estate – 0.0%
3,460	CBRE Group Inc., Class A Shares*	333,198
Savings & Loans – 0.0%
4,408	People’s United Financial Inc.	72,423
	TOTAL FINANCIAL	637,148,266
INDUSTRIAL – 6.6%
Aerospace/Defense – 2.3%
60,618	Airbus SE*	8,281,193
48,216	Boeing Co.*	10,583,412
56,875	General Dynamics Corp.	11,392,631
430,080	Howmet Aerospace Inc.	13,655,040
106,817	L3Harris Technologies Inc.	24,889,429
32,871	Lockheed Martin Corp.	11,826,986
67,477	Northrop Grumman Corp.	24,811,293
15,618	Raytheon Technologies Corp.	1,323,782
22,091	Teledyne Technologies Inc.*	10,236,528
566	TransDigm Group Inc.*	343,828
	Total Aerospace/Defense	117,344,122
Building Materials – 0.5%
252,950	Carrier Global Corp.	14,569,920
1,427	Fortune Brands Home & Security Inc.	138,947
7,388	Johnson Controls International PLC	552,622
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Building Materials – (continued)
24,971	Martin Marietta Materials Inc.	$9,520,194
2,616	Masco Corp.	158,844
1,368	Vulcan Materials Co.	254,352
	Total Building Materials	25,194,879
Electrical Components & Equipment – 0.2%
2,380	AMETEK Inc.	323,609
6,182	Emerson Electric Co.	652,201
16,749	Generac Holdings Inc.*	7,318,978
	Total Electrical Components & Equipment	8,294,788
Electronics – 0.3%
3,128	Agilent Technologies Inc.	548,870
925	Allegion PLC	133,191
6,161	Amphenol Corp., Class A Shares	472,117
3,490	Fortive Corp.	257,806
1,545	Garmin Ltd.	269,494
7,160	Honeywell International Inc.	1,660,476
54,660	Hubbell Inc., Class B Shares	11,265,973
1,899	Keysight Technologies Inc.*	340,643
240	Mettler-Toledo International Inc.*	372,679
3,404	TE Connectivity Ltd.	511,349
2,587	Trimble Inc.*	243,747
636	Waters Corp.*	263,317
	Total Electronics	16,339,662
Engineering & Construction – 0.0%
1,342	Jacobs Engineering Group Inc.	181,116
Environmental Control – 0.0%
1,713	Pentair PLC	132,175
2,171	Republic Services Inc., Class A Shares	269,486
4,003	Waste Management Inc.	620,905
	Total Environmental Control	1,022,566
Hand/Machine Tools – 0.0%
555	Snap-on Inc.	124,847
1,665	Stanley Black & Decker Inc.	321,795
	Total Hand/Machine Tools	446,642
Machinery-Construction & Mining – 0.3%
733,211	Bloom Energy Corp., Class A Shares*	15,705,380
5,647	Caterpillar Inc.	1,190,783
	Total Machinery-Construction & Mining	16,896,163
Machinery-Diversified – 0.3%
3,216	Deere & Co.	1,215,744
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – (continued)
1,484	Dover Corp.	$258,750
783	IDEX Corp.	175,392
280,546	Ingersoll Rand Inc.*	14,874,549
4,158	Otis Worldwide Corp.	383,451
1,197	Rockwell Automation Inc.	389,564
1,831	Westinghouse Air Brake Technologies Corp.	164,405
1,856	Xylem Inc.	252,991
	Total Machinery-Diversified	17,714,846
Miscellaneous Manufacturers – 1.4%
5,976	3M Co.	1,163,766
151,967	AO Smith Corp.	11,051,040
107,973	Eaton Corp. PLC	18,178,334
11,312	General Electric Co.	1,192,398
2,963	Illinois Tool Works Inc.	689,964
1,330	Parker-Hannifin Corp.	394,571
150,141	Textron Inc.	10,910,746
148,046	Trane Technologies PLC	29,387,131
	Total Miscellaneous Manufacturers	72,967,950
Packaging & Containers – 0.0%
15,894	Amcor PLC	204,238
3,384	Ball Corp.	324,729
979	Packaging Corp. of America	148,514
1,528	Sealed Air Corp.	93,254
2,743	WestRock Co.	142,746
	Total Packaging & Containers	913,481
Shipbuilding – 0.2%
53,274	Huntington Ingalls Industries Inc.	10,876,953
Transportation – 1.1%
1,364	CH Robinson Worldwide Inc.	122,842
23,423	CSX Corp.	761,950
1,741	Expeditors International of Washington Inc.	216,998
109,982	FedEx Corp.	29,221,118
861	JB Hunt Transport Services Inc.	152,741
937	Kansas City Southern	262,988
12,456	Norfolk Southern Corp.	3,158,094
980	Old Dominion Freight Line Inc.	282,946
55,205	Union Pacific Corp.	11,970,652
63,049	United Parcel Service Inc., Class B Shares	12,334,276
	Total Transportation	58,484,605
	TOTAL INDUSTRIAL	346,677,773
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 19.8%
Computers – 2.3%
6,553	Accenture PLC, Class A Shares	$2,205,478
573,002	Apple Inc.	86,998,894
21,504	CACI International Inc., Class A Shares*	5,538,140
147,403	Cognizant Technology Solutions Corp., Class A Shares	11,248,323
2,586	DXC Technology Co.*	94,958
37,526	Fortinet Inc.*	11,825,944
13,462	Hewlett Packard Enterprise Co.	208,122
12,383	HP Inc.	368,270
9,211	International Business Machines Corp.	1,292,672
113,232	Leidos Holdings Inc.	11,109,192
2,295	NetApp Inc.	204,094
2,053	Seagate Technology Holdings PLC	179,822
3,159	Western Digital Corp.*	199,649
	Total Computers	131,473,558
Office/Business Equipment – 0.1%
5,351	Zebra Technologies Corp., Class A Shares*	3,141,947
Semiconductors – 3.3%
200,576	Advanced Micro Devices Inc.*	22,207,775
5,544	Analog Devices Inc.	903,395
91,565	Applied Materials Inc.	12,373,178
22,460	ASML Holding NV, Class NY Registered Shares, ADR	18,710,078
4,209	Broadcom Inc.	2,092,757
41,626	Intel Corp.	2,250,302
376	IPG Photonics Corp.*	64,176
1,580	KLA Corp.	537,137
1,470	Lam Research Corp.	889,085
2,820	Microchip Technology Inc.	443,755
11,560	Micron Technology Inc.*	851,972
443	Monolithic Power Systems Inc.	219,254
310,855	NVIDIA Corp.	69,584,892
2,843	NXP Semiconductors NV	611,615
59,467	Qorvo Inc.*	11,181,580
178,811	QUALCOMM Inc.	26,229,786
1,702	Skyworks Solutions Inc.	312,249
65,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,818,957
1,714	Teradyne Inc.	208,148
9,520	Texas Instruments Inc.	1,817,463
2,534	Xilinx Inc.	394,265
	Total Semiconductors	179,701,819
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 14.1%
272,272	Activision Blizzard Inc.	$22,427,045
87,665	Adobe Inc.*	58,183,260
1,680	Akamai Technologies Inc.*	190,260
898	ANSYS Inc.*	328,093
35,456	Autodesk Inc.*	10,994,551
24,924	Avalara Inc.*	4,478,843
70,410	Black Knight Inc.*	5,327,925
1,197	Broadridge Financial Solutions Inc.	206,147
2,869	Cadence Design Systems Inc.*	469,024
1,271	Celonis SE*(c)(d)@	470,003
7,239	Ceridian HCM Holding Inc.*	813,302
3,106	Cerner Corp.	237,143
1,278	Citrix Systems Inc.	131,468
4,276	Coupa Software Inc.*	1,046,808
40,161	Datadog Inc., Class A Shares*	5,534,186
105,938	DocuSign Inc., Class A Shares*	31,383,073
2,950	Electronic Arts Inc.	428,369
3,985	Epic Games Inc., Private Placement*(c)(d)@	3,526,725
31,035	Fidelity National Information Services Inc.	3,965,342
745,973	Fiserv Inc.*	87,868,160
147,807	Intuit Inc.	83,675,021
766	Jack Henry & Associates Inc.	135,107
458,926	Microsoft Corp.	138,540,581
15,858	MongoDB Inc., Class A Shares*	6,213,640
71,374	MSCI Inc., Class A Shares	45,292,513
18,727	Oracle Corp.	1,669,137
3,306	Paychex Inc.	378,438
6,856	Paycom Software Inc.*	3,351,898
1,084	PTC Inc.*	142,719
131,142	RingCentral Inc., Class A Shares*	33,081,881
12,366	ROBLOX Corp., Class A Shares*	1,014,630
25,111	Roper Technologies Inc.	12,135,644
192,108	salesforce.com Inc.*	50,960,489
10,089	SentinelOne Inc., Class A Shares*	644,990
112,347	ServiceNow Inc.*	72,311,023
7,444	Snowflake Inc., Class A Shares*	2,265,581
201,699	Splunk Inc.*	30,833,726
20,012	Stripe Inc., Class B Shares, Private Placement*(c)(d)@	802,981
1,573	Synopsys Inc.*	522,614
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,192	Take-Two Interactive Software Inc.*	$192,174
420	Tyler Technologies Inc.*	203,994
2,358	UiPath Inc., Class A Shares*(a)	149,026
86,045	UiPath Inc., Class A Shares, Private Placement*(c)@	5,166,142
13,033	Workday Inc., Class A Shares*	3,560,094
32,158	Zoom Video Communications Inc., Class A Shares*	9,309,741
	Total Software	740,563,511
	TOTAL TECHNOLOGY	1,054,880,835
UTILITIES – 2.1%
Electric – 2.1%
606,907	AES Corp.	14,486,870
2,579	Alliant Energy Corp.	156,777
2,634	Ameren Corp.	231,054
424,145	American Electric Power Co., Inc.	37,990,668
5,984	CenterPoint Energy Inc.	150,139
298,735	Clearway Energy Inc., Class C Shares	9,377,292
2,984	CMS Energy Corp.	191,364
3,534	Consolidated Edison Inc.	266,640
8,314	Dominion Energy Inc.	647,162
1,997	DTE Energy Co.	240,319
7,930	Duke Energy Corp.	829,954
3,911	Edison International	226,212
2,069	Entergy Corp.	228,852
2,363	Evergy Inc.	161,747
3,541	Eversource Energy	321,275
629,763	Exelon Corp.	30,870,982
5,607	FirstEnergy Corp.	217,944
20,220	NextEra Energy Inc.	1,698,278
2,494	NRG Energy Inc.	113,901
1,221	Pinnacle West Capital Corp.	93,895
356,854	PPL Corp.	10,473,665
5,207	Public Service Enterprise Group Inc.	332,936
3,248	Sempra Energy	429,905
10,913	Southern Co.	717,311
3,252	WEC Energy Group Inc.	307,249
5,548	Xcel Energy Inc.	381,425
	Total Electric	111,143,816
Gas – 0.0%
1,347	Atmos Energy Corp.	131,346
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Gas – (continued)
3,973	NiSource Inc.	$97,934
	Total Gas	229,280
Water – 0.0%
1,871	American Water Works Co., Inc.	340,990
	TOTAL UTILITIES	111,714,086
	TOTAL COMMON STOCKS (Cost – $3,476,322,976)	5,229,059,857
PREFERRED STOCKS – 1.0%
CONSUMER CYCLICAL – 0.9%
Auto Manufacturers – 0.9%
48,210	Aurora Innovation Inc., Series B, Private Placement*(c)@	926,563
213,270	Rivian Automotive Inc., Series D, Private Placement*(c)(d)@	15,148,568
348,850	Rivian Automotive Inc., Series E, Private Placement*(c)(d)@	24,778,816
66,431	Rivian Automotive Inc., Series F, Private Placement*(c)(d)@	4,718,594
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(c)(d)@	878,780
9,549	Waymo LLC, Series A2, Private Placement*(c)(d)@	875,853
	Total Auto Manufacturers	47,327,174
	TOTAL CONSUMER CYCLICAL	47,327,174
FINANCIAL – 0.1%
Diversified Financial Services – 0.1%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(c)(d)@	127,500
13,638	Maplebear Inc. d/b/a Instacart, Series G*(c)(d)@	1,704,750
2,066	Maplebear Inc. d/b/a Instacart, Series I*(c)(d)@	258,250
	Total Diversified Financial Services	2,090,500
	TOTAL FINANCIAL	2,090,500
INDUSTRIAL – 0.0%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(c)(d)@	1,275,340
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(c)(d)@	1,050,443
	Total Electrical Components & Equipment	2,325,783
Environmental Control – 0.0%
23,420	Redwood Materials Inc., Series C, Private Placement*(c)(d)@	1,110,189
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*(c)(d)@	1,414,975
	TOTAL INDUSTRIAL	4,850,947
TECHNOLOGY – 0.0%
Software – 0.0%
3,314	Celonis SE, Series D*(c)(d)@	1,225,484
15,057	Magic Leap Inc., Series D, Private Placement*(c)(d)@	9,108
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
20,620	Rappi Inc., Series E, Private Placement*(c)(d)@	$1,328,405
	Total Software	2,562,997
	TOTAL TECHNOLOGY	2,562,997
	TOTAL PREFERRED STOCKS (Cost – $20,586,496)	56,831,618
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $3,496,909,472)	5,285,891,475
Face Amount†
SHORT-TERM INVESTMENTS – 1.0%
TIME DEPOSITS – 1.0%
$1,165,610	Banco Santander SA – Frankfurt, 0.005% due 9/1/21	$1,165,610
2,113,283	BNP Paribas – Paris, 0.005% due 9/1/21	2,113,283
12,867,414	China Construction Bank – New York, 0.005% due 9/1/21	12,867,414
4GBP	Citibank – London, 0.005% due 9/1/21	6
39,073,069	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	39,073,069
	TOTAL TIME DEPOSITS (Cost – $55,219,382)	55,219,382
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
3,548,291	Federated Government Obligations Fund, Premier Class, 0.025%(e) (Cost – $3,548,291)	$3,548,291
	TOTAL INVESTMENTS – 99.9% (Cost – $3,555,677,145)	5,344,659,148
	Other Assets in Excess of Liabilities – 0.1%	3,682,589
	TOTAL NET ASSETS – 100.0%	$5,348,341,737

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $1,493,089 and represents 0.03% of net assets.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $69,667,340 and represents 1.30% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (continued)

(e)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant International Co., Ltd., Class C Shares, Private Placement	6/7/2018	$1,584,623	$1,991,371	0.04%
Aurora Innovation Inc., Series B, Private Placement	3/1/2019	445,475	926,563	0.02%
Celonis SE	6/17/2021	470,003	470,003	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	1,225,484	0.02%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	3,526,725	0.07%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	1,275,340	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	1,050,443	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	9,108	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	43,625	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	834,875	0.02%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	127,500	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	1,704,750	0.03%
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	258,250	258,250	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	1,414,975	0.03%
Rappi Inc., Series E, Private Placement	9/8/2020	1,231,963	1,328,405	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,110,189	0.02%
Rivian Automotive Inc., Series D, Private Placement	12/23/2019	2,291,373	15,148,568	0.28%
Rivian Automotive Inc., Series E, Private Placement	7/10/2020	5,403,687	24,778,816	0.45%
Rivian Automotive Inc., Series F, Private Placement	1/19/2021	2,447,982	4,718,594	0.09%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	878,780	0.02%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	802,981	0.02%
UiPath Inc., Class A Shares, Private Placement	4/26/2019	795,101	5,166,142	0.10%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	875,853	0.02%
Total			$69,667,340	1.30%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Large Cap Equity Fund (concluded)

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.4%
Communications	22.2
Technology	19.8
Financial	12.0
Consumer Cyclical	8.1
Industrial	6.6
Energy	2.9
Utilities	2.1
Basic Materials	1.8
Short-Term Investments	1.0
Money Market Fund	0.1
100.0%

^
As a percentage of total investments.

At August 31, 2021, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	12	9/21	$2,586,754	$2,712,300	$125,546
At August 31, 2021, Destinations Large Cap Equity Fund had deposited cash of  $140,000 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 93.4%
BASIC MATERIALS – 5.2%
Chemicals – 4.5%
41,500	Air Products & Chemicals Inc.	$11,184,665
79,900	Ashland Global Holdings Inc.	7,279,689
37,698	Cabot Corp.	2,013,073
60,700	Celanese Corp., Class A Shares	9,627,020
33,540	Ingevity Corp.*	2,696,281
21,789	Innospec Inc.	2,039,451
44,200	International Flavors & Fragrances Inc.	6,696,300
73,300	PPG Industries Inc.	11,695,015
23,235	Rogers Corp.*	4,935,346
112,638	Valvoline Inc.	3,397,162
	Total Chemicals	61,564,002
Iron/Steel – 0.0%
26,713	Cleveland-Cliffs Inc.*	626,954
Mining – 0.7%
9,566	Arconic Corp.*	329,931
224,942	Energy Fuels Inc.*(a)	1,216,936
249,014	Livent Corp.*	6,192,978
22,087	MP Materials Corp.*(a)	741,461
	Total Mining	8,481,306
	TOTAL BASIC MATERIALS	70,672,262
COMMUNICATIONS – 6.0%
Internet – 2.5%
166,427	CarParts.com Inc.*	2,874,194
277,234	ChannelAdvisor Corp.*	7,102,735
22,986	Cogent Communications Holdings Inc.	1,668,324
121,082	Couchbase Inc.*(a)	6,081,949
6,799	Figs Inc., Class A Shares*(a)	278,827
98,702	fuboTV Inc.*(a)	2,877,163
118,177	Liquidity Services Inc.*	2,883,519
68,966	Open Lending Corp., Class A Shares*	2,549,673
209,402	Perion Network Ltd.*	4,416,288
6,965	Revolve Group Inc., Class A Shares*	400,209
1,809	Roku Inc., Class A Shares*	637,492
58,213	RumbleON Inc., Class B Shares*(a)	2,005,438
	Total Internet	33,775,811
Media – 0.3%
214,625	TEGNA Inc.	3,803,155
Telecommunications – 3.2%
91,466	Aviat Networks Inc.*	3,241,555
183,533	Calix Inc.*	8,552,638
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Telecommunications – (continued)
119,036	Cambium Networks Corp.*	$4,460,279
75,035	Clearfield Inc.*	3,399,836
316,502	Harmonic Inc.*	2,924,478
56,200	Motorola Solutions Inc.	13,725,164
180,409	Sierra Wireless Inc.*	2,951,491
273,587	Viavi Solutions Inc.*	4,456,732
	Total Telecommunications	43,712,173
	TOTAL COMMUNICATIONS	81,291,139
CONSUMER CYCLICAL – 12.5%
Airlines – 0.2%
1,809	Allegiant Travel Co.*	348,124
86,958	Sun Country Airlines Holdings Inc.*(a)	2,816,570
	Total Airlines	3,164,694
Apparel – 1.2%
15,582	Carter’s Inc.	1,595,285
75,900	Columbia Sportswear Co.	7,742,559
12,338	Crocs Inc.*	1,762,113
1,553	Deckers Outdoor Corp.*	649,853
20,247	Oxford Industries Inc.	1,828,304
54,814	Steven Madden Ltd.	2,218,323
42,371	Urban Outfitters Inc.*	1,399,090
	Total Apparel	17,195,527

Auto Parts & Equipment – 2.3%
24,046	Dorman Products Inc.*	2,256,958
27,823	Fox Factory Holding Corp.*	4,275,560
198,600	Gentex Corp.	6,116,880
8,336	Gentherm Inc.*	715,395
172,809	Goodyear Tire & Rubber Co.*	2,737,295
135,489	Modine Manufacturing Co.*	1,685,483
138,857	Shyft Group Inc.	6,111,097
64,934	XPEL Inc.*	4,933,685
	Total Auto Parts & Equipment	28,832,353

Distribution/Wholesale – 0.1%
20,572	Core & Main Inc., Class A Shares*	564,290
60,528	Titan Machinery Inc.*	1,738,364
	Total Distribution/Wholesale	2,302,654
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 1.4%
74,253	Bally’s Corp.*	$3,730,471
6,823	Caesars Entertainment Inc.*	693,421
55,298	Chicken Soup For The Soul Entertainment Inc., Class A Shares*(a)	1,341,529
329,129	Everi Holdings Inc.*	7,487,685
34,050	Golden Entertainment Inc.*	1,624,866
60,878	NEOGAMES SA*	2,508,782
6,754	SeaWorld Entertainment Inc.*	332,229
7,514	Six Flags Entertainment Corp.*	317,391
	Total Entertainment	18,036,374
Home Builders – 0.5%
114,375	Skyline Champion Corp.*	7,173,600
Home Furnishings – 0.9%
75,100	Dolby Laboratories Inc., Class A Shares	7,443,161
55,462	Lovesac Co.*	3,136,931
96,470	VOXX International Corp., Class A Shares*	1,010,041
	Total Home Furnishings	11,590,133
Leisure Time – 0.8%
62,960	Callaway Golf Co.*	1,766,658
86,805	Lindblad Expeditions Holdings Inc.*	1,276,902
158,583	Vista Outdoor Inc.*	6,478,116
142,227	Xponential Fitness Inc., Class A Shares*	1,536,052
	Total Leisure Time	11,057,728
Lodging – 1.0%
265,567	Full House Resorts Inc.*	2,278,565
141,900	Wyndham Hotels & Resorts Inc.	10,316,130
	Total Lodging	12,594,695
Retail – 3.9%
69,180	Abercrombie & Fitch Co., Class A Shares*	2,473,877
33,900	Advance Auto Parts Inc.	6,876,615
81,557	American Eagle Outfitters Inc.	2,489,120
169,547	Aspen Aerogels Inc.*	7,417,681
103,536	Boot Barn Holdings Inc.*	9,243,694
29,905	Children’s Place Inc.*	2,596,950
154,900	Foot Locker Inc.	8,781,281
2,166	Freshpet Inc.*	277,551
10,733	GMS Inc.*	530,318
126,909	GrowGeneration Corp.*	4,059,819
39,359	Kura Sushi USA Inc., Class A Shares*	1,999,831
1,621	Lithia Motors Inc., Class A Shares	537,037
34,669	Murphy USA Inc.	5,383,402
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
45,986	OptimizeRx Corp.*	$3,043,353
	Total Retail	55,710,529
Toys/Games/Hobbies – 0.2%
110,248	Funko Inc., Class A Shares*	2,198,345
	TOTAL CONSUMER CYCLICAL	169,856,632
CONSUMER NON-CYCLICAL – 22.3%
Agriculture – 0.3%
72,520	Turning Point Brands Inc.	3,608,595
Beverages – 1.3%
138,819	Celsius Holdings Inc.*	11,349,842
135,658	Duckhorn Portfolio Inc.*(a)	2,915,291
32,817	MGP Ingredients Inc.	2,142,950
125,516	Zevia PBC, Class A Shares*	1,734,631
	Total Beverages	18,142,714
Biotechnology – 4.7%
23,171	Apellis Pharmaceuticals Inc.*	1,525,810
80,686	Applied Therapeutics Inc.*	1,267,577
1,411	Argenx SE, ADR*	467,069
219,754	Avid Bioservices Inc.*	5,326,837
3,051	Beam Therapeutics Inc.*	338,417
3,583	Biohaven Pharmaceutical Holding Co., Ltd.*	470,233
73,252	Biomea Fusion Inc.*(a)	1,021,865
3,625	Blueprint Medicines Corp.*	338,104
48,794	C4 Therapeutics Inc.*(a)	1,958,103
92,695	Celldex Therapeutics Inc.*	4,880,392
231,852	Crinetics Pharmaceuticals Inc.*	5,464,752
14,635	Cytek Biosciences Inc.*	333,385
72,574	Day One Biopharmaceuticals Inc.*(a)	2,019,735
100,934	Dynavax Technologies Corp.*	1,964,176
126,385	Elevation Oncology Inc.*	632,993
18,570	EyePoint Pharmaceuticals Inc.*(a)	1,382,652
63,878	Halozyme Therapeutics Inc.*	779,754
54,102	Imago Biosciences Inc.*	1,678,075
131,948	IVERIC bio Inc.*	1,394,690
44,858	Kymera Therapeutics Inc.*	2,787,476
9,693	Maravai LifeSciences Holdings Inc., Class A Shares*	573,632
135,681	MaxCyte Inc.*	2,084,060
2,029	Mirati Therapeutics Inc.*	344,382
59,257	NeoGenomics Inc.*	2,881,075
122,038	Nuvalent Inc., Class A Shares*	4,445,844
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
8,801	Olink Holding AB, ADR*(a)	$281,720
198,963	Relay Therapeutics Inc.*	6,372,785
8,589	Sema4 Holdings Corp.*(a)	81,596
108,929	SpringWorks Therapeutics Inc.*	8,180,568
76,066	VectivBio Holding AG*	645,800
162,716	Xenon Pharmaceuticals Inc.*	2,871,937
	Total Biotechnology	64,795,494
Commercial Services – 4.0%
8,670	AMN Healthcare Services Inc.*	984,218
4,067	Avis Budget Group Inc.*	369,080
91,800	Booz Allen Hamilton Holding Corp., Class A Shares	7,519,338
200,188	Cross Country Healthcare Inc.*	4,354,089
130,587	European Wax Center Inc., Class A Shares*	3,179,794
13,507	First Advantage Corp.*	306,474
114,200	Global Payments Inc.	18,573,488
4,538	Herc Holdings Inc.*	596,520
53,844	Huron Consulting Group Inc.*	2,658,278
60,497	Kelly Services Inc., Class A Shares	1,176,062
67,479	Korn Ferry	4,770,091
14,171	Legalzoom.com Inc.*(a)	485,073
163,741	Performant Financial Corp.*	707,361
60,400	Quanta Services Inc.	6,166,840
179,055	Team Inc.*	802,166
20,929	ZipRecruiter Inc., Class A Shares*	527,202
	Total Commercial Services	53,176,074
Cosmetics/Personal Care – 0.5%
277,544	Beauty Health Co.*	7,135,656
Food – 1.8%
99,834	BellRing Brands Inc., Class A Shares*	3,371,394
35,936	Cal-Maine Foods Inc.	1,299,446
32,431	Hain Celestial Group Inc.*	1,213,244
184,075	Hostess Brands Inc., Class A Shares*	2,937,837
51,805	Ingredion Inc.	4,551,587
20,058	Krispy Kreme Inc.*(a)	335,169
19,026	Sanderson Farms Inc.	3,738,609
326,434	SunOpta Inc.*	3,078,273
107,491	TreeHouse Foods Inc.*	4,027,688
	Total Food	24,553,247
Healthcare-Products – 5.7%
261,373	Alphatec Holdings Inc.*	3,784,681
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
7,620	AtriCure Inc.*	$560,984
63,130	Axonics Inc.*	4,733,487
4,533	CareDx Inc.*	332,178
60,244	Castle Biosciences Inc.*	4,622,522
25,755	Cutera Inc.*	1,281,054
121,600	DENTSPLY SIRONA Inc.	7,502,720
100,987	Envista Holdings Corp.*	4,321,234
2,832	Inmode Ltd.*	370,652
15,364	Inspire Medical Systems Inc.*	3,434,776
46,410	Integra LifeSciences Holdings Corp.*	3,491,424
69,553	Natera Inc.*	8,237,162
35,570	NuVasive Inc.*	2,210,320
51,800	PerkinElmer Inc.	9,572,640
1,727	Repligen Corp.*	488,707
157,816	SeaSpine Holdings Corp.*	2,648,153
4,061	Shockwave Medical Inc.*	869,907
79,483	SI-BONE Inc.*	1,940,180
52,523	Treace Medical Concepts Inc.*	1,326,206
102,200	Zimmer Biomet Holdings Inc.*	15,375,990
	Total Healthcare-Products	77,104,977
Healthcare-Services – 1.6%
46,000	Humana Inc.	18,649,320
12,448	Invitae Corp.*(a)	368,834
3,387	Medpace Holdings Inc.*	617,620
60,155	RadNet Inc.*	1,889,469
	Total Healthcare-Services	21,525,243
Household Products/Wares – 0.2%
28,283	Spectrum Brands Holdings Inc.	2,207,771
Pharmaceuticals – 2.2%
102,786	Centessa Pharmaceuticals PLC, ADR*	2,266,431
245,078	Cytokinetics Inc.*	8,080,222
34,180	Intellia Therapeutics Inc.*	5,486,915
91,336	Merus NV*	2,382,043
44,238	Morphic Holding Inc.*	2,787,436
10,085	Owens & Minor Inc.	375,969
78,970	Prestige Consumer Healthcare Inc.*	4,532,088
300,452	ProQR Therapeutics NV*(a)	2,007,019
64,145	Revance Therapeutics Inc.*	1,717,803
	Total Pharmaceuticals	29,635,926
	TOTAL CONSUMER NON-CYCLICAL	301,885,697
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – 0.1%
SPACs – 0.1%
196,483	CM Life Sciences III Inc.*	$1,996,267
ENERGY – 3.3%
Energy-Alternate Sources – 0.5%
168,090	Green Plains Inc.*	5,899,959
64,154	Stem Inc.*	1,603,209
12,341	Sunnova Energy International Inc.*	446,744
	Total Energy-Alternate Sources	7,949,912
Oil & Gas – 2.0%
65,819	Bonanza Creek Energy Inc.	2,559,043
114,400	Diamondback Energy Inc.	8,824,816
67,248	Helmerich & Payne Inc.	1,810,316
24,836	Magnolia Oil & Gas Corp., Class A Shares	389,429
135,600	Marathon Petroleum Corp.	8,037,012
76,452	Matador Resources Co.	2,197,995
69,436	PDC Energy Inc.	2,898,953
	Total Oil & Gas	26,717,564
Oil & Gas Services – 0.8%
418,800	Baker Hughes Co., Class A Shares	9,540,264
90,087	Select Energy Services Inc., Class A Shares*	481,965
	Total Oil & Gas Services	10,022,229
	TOTAL ENERGY	44,689,705
FINANCIAL – 16.4%
Banks – 6.6%
133,754	Bank of NT Butterfield & Son Ltd.	4,455,346
149,911	BankUnited Inc.	6,300,759
10,600	First Citizens BancShares Inc., Class A Shares	9,515,620
441,981	FNB Corp.	5,162,338
83,067	Live Oak Bancshares Inc.	5,084,531
75,120	Meta Financial Group Inc.	3,695,153
298,191	PacWest Bancorp	12,688,027
81,979	Pinnacle Financial Partners Inc.	7,945,405
43,500	Signature Bank	11,280,855
28,196	Silvergate Capital Corp., Class A Shares*	3,185,584
65,493	Triumph Bancorp Inc.*	5,384,835
275,716	Umpqua Holdings Corp.	5,368,191
101,759	Univest Financial Corp.	2,755,634
68,199	Western Alliance Bancorp	6,653,494
	Total Banks	89,475,772
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – 1.6%
25,723	CI Financial Corp.	$499,541
89,307	Cowen Inc., Class A Shares	3,218,624
6,523	Flywire Corp.*	286,425
67,600	Raymond James Financial Inc.	9,457,240
6,624	StepStone Group Inc., Class A Shares	317,091
197,800	Synchrony Financial	9,840,550
	Total Diversified Financial Services	23,619,471
Equity Real Estate Investment Trusts (REITs) – 2.9%
60,873	American Campus Communities Inc.	3,095,392
131,300	American Homes 4 Rent, Class A Shares	5,506,722
210,600	Americold Realty Trust	7,737,444
337,420	Chimera Investment Corp.	5,169,274
156,623	Columbia Property Trust Inc.	2,618,737
70,723	Corporate Office Properties Trust	1,992,974
91,532	Dynex Capital Inc.	1,625,608
152,594	Lexington Realty Trust	2,064,597
22,200	SBA Communications Corp., Class A Shares	7,969,134
	Total Equity Real Estate Investment Trusts (REITs)	37,779,882
Insurance – 4.1%
110,251	BRP Group Inc., Class A Shares*	4,150,950
20,431	Goosehead Insurance Inc., Class A Shares	2,998,862
35,005	Hanover Insurance Group Inc.	4,946,557
105,400	Hartford Financial Services Group Inc.	7,084,988
17,511	Kemper Corp.	1,201,255
377,801	MGIC Investment Corp.	5,769,021
17,332	Midwest Holding Inc.*	649,777
77,400	Progressive Corp.	7,456,716
132,397	Trean Insurance Group Inc.*	1,351,773
57,300	Willis Towers Watson PLC	12,647,256
83,900	WR Berkley Corp.	6,318,509
	Total Insurance	54,575,664
Private Equity – 0.3%
261,836	Hercules Capital Inc.(a)	4,425,028
Real Estate – 0.4%
6,177	eXp World Holdings Inc.	283,215
443,262	Newmark Group Inc., Class A Shares	6,037,228
	Total Real Estate	6,320,443
Savings & Loans – 0.5%
273,280	Sterling Bancorp	6,255,379
	TOTAL FINANCIAL	222,451,639
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 14.6%
Aerospace/Defense – 0.6%
319,361	Embraer SA, ADR*	$5,729,336
49,231	Hexcel Corp.*	2,791,890
	Total Aerospace/Defense	8,521,226
Building Materials – 0.4%
16,467	Hayward Holdings Inc.*	344,984
36,777	Masonite International Corp.*	4,401,471
24,779	Summit Materials Inc., Class A Shares*	834,309
3,275	Trex Co., Inc.*	359,464
	Total Building Materials	5,940,228
Electrical Components & Equipment – 0.3%
56,121	Belden Inc.	3,212,927
33,679	Energizer Holdings Inc.	1,324,932
1,258	Generac Holdings Inc.*	549,721
	Total Electrical Components & Equipment	5,087,580
Electronics – 2.6%
4,990	Atkore Inc.*	462,922
124,431	Camtek Ltd.*	5,142,733
117,000	Fortive Corp.	8,642,790
28,800	Hubbell Inc., Class B Shares	5,935,968
35,051	Vicor Corp.*	4,324,242
99,600	Woodward Inc.	12,045,624
	Total Electronics	36,554,279
Engineering & Construction – 0.4%
18,047	EMCOR Group Inc.	2,192,711
4,698	Exponent Inc.	549,196
27,679	NV5 Global Inc.*	2,924,286
	Total Engineering & Construction	5,666,193
Environmental Control – 1.0%
56,490	Clean Harbors Inc.*	5,797,004
33,447	Energy Recovery Inc.*	683,322
118,004	Harsco Corp.*	2,152,393
86,699	Montrose Environmental Group Inc.*	4,334,950
	Total Environmental Control	12,967,669
Hand/Machine Tools – 0.5%
49,166	Regal Beloit Corp.	7,346,384
Machinery-Construction & Mining – 1.4%
56,062	BWX Technologies Inc.	3,219,641
88,330	Terex Corp.	4,509,247
430,300	Vertiv Holdings Co., Class A Shares	12,121,551
	Total Machinery-Construction & Mining	19,850,439
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – 2.8%
104,728	Agrify Corp.*(a)	$2,974,275
69,050	Altra Industrial Motion Corp.	4,043,568
98,531	Cactus Inc., Class A Shares	3,695,898
30,518	Chart Industries Inc.*	5,748,981
51,518	CIRCOR International Inc.*	1,841,768
43,230	Gates Industrial Corp. PLC*	708,107
44,240	Hydrofarm Holdings Group Inc.*	2,236,774
7,020	Kornit Digital Ltd.*	915,197
30,400	Nordson Corp.	7,253,440
116,882	Ranpak Holdings Corp., Class A Shares*	3,588,277
43,806	SPX FLOW Inc.	3,527,697
	Total Machinery-Diversified	36,533,982
Metal Fabricate/Hardware – 1.2%
229,332	Rexnord Corp.*	13,934,212
33,174	Standex International Corp.	3,292,188
	Total Metal Fabricate/Hardware	17,226,400
Miscellaneous Manufacturers – 2.3%
4,054	Axon Enterprise Inc.*	737,301
67,932	Byrna Technologies Inc.*	1,989,049
75,455	Enerpac Tool Group Corp., Class A Shares	1,898,448
42,907	EnPro Industries Inc.	3,668,978
32,699	Hillenbrand Inc.	1,517,888
55,834	ITT Inc.	5,341,639
48,100	Parker-Hannifin Corp.	14,269,827
	Total Miscellaneous Manufacturers	29,423,130
Packaging & Containers – 0.6%
111,268	Karat Packaging Inc.*(a)	2,611,460
185,559	O-I Glass Inc.*	2,807,508
47,122	Silgan Holdings Inc.	1,999,386
	Total Packaging & Containers	7,418,354
Transportation – 0.5%
83,076	CryoPort Inc.*	5,281,141
2,689	Saia Inc.*	645,710
	Total Transportation	5,926,851
	TOTAL INDUSTRIAL	198,462,715
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 9.4%
Computers – 1.7%
12,731	CACI International Inc., Class A Shares*	$3,278,742
46,475	Endava PLC, ADR*	6,223,002
25,920	ExlService Holdings Inc.*	3,191,789
354,286	Grid Dynamics Holdings Inc.*	9,484,236
7,570	Varonis Systems Inc., Class B Shares*	522,406
2,663	Zscaler Inc.*	741,219
	Total Computers	23,441,394
Semiconductors – 5.8%
8,588	Ambarella Inc.*	889,459
101,700	Axcelis Technologies Inc.*	5,055,507
193,057	AXT Inc.*	1,797,361
101,704	Impinj Inc.*	5,928,326
17,397	Lattice Semiconductor Corp.*	1,080,702
38,173	MACOM Technology Solutions Holdings Inc.*	2,317,483
226,000	Marvell Technology Inc.	13,828,940
6,548	MaxLinear Inc., Class A Shares*	342,002
97,400	MKS Instruments Inc.	14,335,332
91,000	NXP Semiconductors NV	19,576,830
33,372	SiTime Corp.*	7,102,896
47,094	SMART Global Holdings Inc.*	2,282,175
4,381	Synaptics Inc.*	831,426
58,735	Ultra Clean Holdings Inc.*	2,715,906
	Total Semiconductors	78,084,345
Software – 1.9%
5,105	BigCommerce Holdings Inc.*	303,952
90,591	Docebo Inc.*	7,612,362
27,100	Jack Henry & Associates Inc.	4,779,898
153,046	Kaltura Inc.*(a)	1,726,359
3,848	Monday.com Ltd.*(a)	1,459,777
46,575	Motorsport Games Inc., Class A Shares*	501,613
63,073	Phreesia Inc.*	4,512,873
159,573	Rackspace Technology Inc.*(a)	2,229,235
51,918	Sophia Genetics SA*(a)	1,026,419
8,386	Sprout Social Inc., Class A Shares*	1,019,738
9,985	Teradata Corp.*	546,080
	Total Software	25,718,306
	TOTAL TECHNOLOGY	127,244,045
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – 3.6%
Electric – 3.4%
99,200	Ameren Corp.	$8,701,824
5,005	Ameresco Inc., Class A Shares*	346,096
42,707	Black Hills Corp.	3,003,583
263,200	CenterPoint Energy Inc.	6,603,688
16,444	Evoqua Water Technologies Corp.*	640,000
34,372	IDACORP Inc.	3,621,090
133,650	Portland General Electric Co.	6,862,928
65,600	Sempra Energy	8,682,816
126,600	Xcel Energy Inc.	8,703,750
	Total Electric	47,165,775
Gas – 0.2%
31,055	Spire Inc.	2,071,369
	TOTAL UTILITIES	49,237,144
	TOTAL COMMON STOCKS (Cost – $963,176,176)	1,267,787,245
EXCHANGE TRADED FUNDS (ETFs) – 3.8%
160,784	iShares Russell 2000(a)	36,324,321
178,289	iShares Russell Mid-Capital	14,596,521
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $40,988,803)	50,920,842
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,004,164,979)	1,318,708,087
Face Amount
SHORT-TERM INVESTMENTS – 2.6%
TIME DEPOSITS – 2.6%
$19,913,962	ANZ National Bank – London, 0.005% due 9/1/21	19,913,962
7,393,446	BNP Paribas – Paris, 0.005% due 9/1/21	7,393,446
7,484,691	Royal Bank of Canada Toronto, 0.005% due 9/1/21	7,484,691
822,644	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	822,644
	TOTAL TIME DEPOSITS (Cost – $35,614,743)	35,614,743
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 4.9%
MONEY MARKET FUND – 4.9%
65,638,512	Federated Government Obligations Fund, Premier Class, 0.025%(b) (Cost – $65,638,512)	$65,638,512
	TOTAL INVESTMENTS – 104.7% (Cost – $1,105,418,234)	1,419,961,342
	Liabilities in Excess of Other Assets – (4.7)%	(63,222,219)
	TOTAL NET ASSETS – 100.0%	$1,356,739,123

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	21.3%
Financial	15.7
Industrial	14.0
Consumer Cyclical	11.9
Technology	9.0
Communications	5.7
Basic Materials	5.0
Utilities	3.5
Energy	3.1
Diversified	0.1
Exchange Traded Funds (ETFs)	3.6
Short-Term Investments	2.5
Money Market Fund	4.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 92.9%
Australia – 0.6%
773,452	Elmo Software Ltd.*(a)	$2,725,602
306,805	Pro Medicus Ltd.	14,118,940
	Total Australia	16,844,542
Austria – 0.2%
151,370	Erste Group Bank AG	6,048,413
Bermuda – 0.2%
238,624	Golar LNG Ltd.*	2,684,520
190,585	Hiscox Ltd.	2,408,201
	Total Bermuda	5,092,721
Brazil – 2.2%
1,323,908	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	2,048,779
118,810	Afya Ltd., Class A Shares*	2,563,920
244,833	Americanas SA*	1,958,834
151,884	Banco Inter SA	1,991,705
307,011	Itau Unibanco Holding SA, ADR	1,820,575
416,351	Localiza Rent a Car SA	4,466,699
1,317,331	Lojas Americanas SA	1,518,757
1,239,700	Lojas Quero Quero SA	4,760,191
1,186,443	Magazine Luiza SA	4,186,190
360,348	Notre Dame Intermedica Participacoes SA	5,572,288
236,608	Rede D’Or Sao Luiz SA(b)	3,149,861
143,964	StoneCo Ltd., Class A Shares*	6,700,085
852,017	Suzano SA*	10,053,687
191,705	XP Inc., Class A Shares*	9,326,448
	Total Brazil	60,118,019
Canada – 2.3%
78,372	Agnico Eagle Mines Ltd.	4,510,529
199,419	ARC Resources Ltd.	1,424,365
10,800	Canadian Pacific Railway Ltd.	742,932
32,670	Descartes Systems Group Inc.*	2,561,647
83,928	Equitable Group Inc.(a)	10,192,184
104,761	Franco-Nevada Corp.	15,284,999
222,973	Lundin Mining Corp.	1,802,945
36,735	Magna International Inc.	2,898,759
4,400	Shopify Inc., Class A Shares*	6,709,032
116,926	Sun Life Financial Inc.	6,021,256
86,038	TMX Group Ltd.	9,466,942
74,426	Wheaton Precious Metals Corp.	3,354,760
	Total Canada	64,970,350
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 7.5%
2,212,000	AK Medical Holdings Ltd.(a)(b)	$2,265,586
193,708	Alibaba Group Holding Ltd., ADR*	32,347,299
23,376	Baidu Inc., ADR*	3,670,500
813,933	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A Shares(c)	6,116,555
721,300	BTG Hotels Group Co., Ltd., Class A Shares*(c)	2,572,502
1,635,292	China Conch Venture Holdings Ltd.	6,680,049
1,729,311	China Mengniu Dairy Co., Ltd.*	10,398,144
3,076,660	China Molybdenum Co., Ltd., Class A Shares(c)	3,703,962
2,088,689	China Molybdenum Co., Ltd., Class H Shares(d)	1,628,584
111,874	China Tourism Group Duty Free Corp., Ltd, Class A Shares(c)	3,952,220
42,635	GDS Holdings Ltd., ADR*	2,493,295
180,183	GDS Holdings Ltd., Class A Shares*	1,309,339
223,550	Glodon Co., Ltd., Class A Shares(c)	2,000,214
690,300	Gree Electric Appliances Inc. of Zhuhai, Class A Shares(c)	4,400,597
209,416	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares(c)	4,344,209
808,647	Han’s Laser Technology Industry Group Co., Ltd., Class A Shares(c)	5,612,292
809,288	Hua Hong Semiconductor Ltd.*(b)	4,756,422
24,660	Kanzhun Ltd., ADR*	908,968
1,401,407	Kingdee International Software Group Co., Ltd.*	5,103,753
1,072,842	Kingsoft Corp., Ltd	4,288,812
14,665	Kweichow Moutai Co., Ltd., Class A Shares(c)	3,537,510
167,820	Lufax Holding Ltd., ADR*	1,454,999
103,407	Meituan, Class B Shares*(b)	3,302,419
596,179	Midea Group Co., Ltd., Class A Shares(c)	6,091,923
1,246,695	NARI Technology Co., Ltd., Class A Shares(c)	6,755,005
186,819	SF Holding Co., Ltd., Class A Shares(c)	1,666,794
397,800	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	2,093,191
280,458	Shanghai Henlius Biotech Inc., Class H Shares*(a)(b)(d)	970,608
644,376	Shanghai Kindly Medical Instruments Co., Ltd., Class H Shares(a)(d)	2,233,563
86,320	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	4,401,761
277,035	Shenzhou International Group Holdings Ltd.	6,017,033
2,558,019	Sino Biopharmaceutical Ltd.	2,138,520
362,899	Tencent Holdings Ltd.	22,330,207
13,642	Tencent Holdings Ltd., ADR(a)	841,166
832,544	Venustech Group Inc., Class A Shares(c)	3,860,959
141,400	Will Semiconductor Co., Ltd. Shanghai, Class A Shares(c)	5,293,872
1,182,548	Winning Health Technology Group Co., Ltd., Class A Shares(c)	2,599,946
136,000	Wuxi Biologics Cayman Inc.*(b)	2,102,806
92,497	Yum China Holdings Inc.	5,694,431
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – (continued)
271,867	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	$3,734,659
58,444	Zai Lab Ltd., ADR*	8,445,158
558,435	Zhejiang Dingli Machinery Co., Ltd., Class A Shares(c)	6,073,233
	Total China	210,193,065
Cyprus – 0.2%
55,190	TCS Group Holding PLC, GDR	4,870,314
Denmark – 0.9%
34,500	Chr Hansen Holding AS	3,182,342
6,180	Genmab AS*	2,928,869
31,764	Jyske Bank AS, Class Registered Shares*	1,385,754
153,618	Novozymes AS, Class B Shares	12,406,072
32,866	Royal Unibrew AS	4,249,792
42,117	Sydbank AS	1,237,295
	Total Denmark	25,390,124
Egypt – 0.3%
9,040,631	Fawry for Banking & Payment Technology Services SAE*(c)	9,614,900
Finland – 0.4%
130,820	Musti Group OYJ*	5,278,686
279,266	Talenom OYJ(a)(c)	5,618,961
96,719	Wartsila OYJ Abp	1,371,894
	Total Finland	12,269,541
France – 7.2%
36,394	Air Liquide SA	6,531,120
84,938	Alstom SA	3,654,865
75,919	Aubay	4,426,623
23,155	Cie Generale des Etablissements Michelin SCA	3,745,976
96,467	Danone SA	7,046,358
7,245	Dassault Aviation SA	8,186,858
151,732	Dassault Systemes SE	8,648,615
61,839	Esker SA	20,882,084
94,247	EssilorLuxottica SA	18,489,503
154,763	Legrand SA	17,706,863
45,234	L’Oreal SA	21,205,072
9,362	LVMH Moet Hennessy Louis Vuitton SE	6,951,245
89,037	Pernod Ricard SA	18,696,886
115,673	Sanofi	11,969,432
151,051	Schneider Electric SE	27,043,787
162,244	Thales SA	16,452,856
	Total France	201,638,143
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – 5.5%
10,590	adidas AG	$3,755,265
47,419	Atoss Software AG	10,175,762
32,641	Auto1 Group SE*(b)	1,420,141
50,049	Bayer AG, Class Registered Shares	2,785,131
47,250	Beiersdorf AG	5,731,906
47,161	Deutsche Boerse AG	8,132,774
57,463	Deutsche Wohnen SE	3,565,539
218,249	Elmos Semiconductor SE	9,792,975
116,290	Evotec SE*	5,779,842
251,733	Exasol AG*	5,156,190
125,984	GEA Group AG	5,817,198
151,235	Henkel AG & Co. KGaA	14,770,022
11,377	Hypoport SE*	7,856,986
31,209	Infineon Technologies AG	1,328,381
74,490	Knorr-Bremse AG	8,939,369
28,290	LEG Immobilien SE	4,508,857
62,768	Mensch und Maschine Software SE	4,899,174
37,430	MorphoSys AG*	2,169,985
123,268	Nexus AG	10,188,663
47,416	SAP SE	7,134,283
2,444	Sartorius AG	1,609,869
62,607	Symrise AG, Class A Shares	8,913,588
120,095	TAG Immobilien AG	4,064,436
65,543	TeamViewer AG*(b)	2,182,887
80,959	Vonovia SE	5,462,495
61,580	Zalando SE*(b)	6,819,830
	Total Germany	152,961,548
Greece – 0.2%
477,609	Sarantis SA	5,074,234
Hong Kong – 1.2%
1,141,800	AIA Group Ltd.	13,628,974
1,403,601	Budweiser Brewing Co. APAC Ltd.(b)	3,513,902
687,177	Galaxy Entertainment Group Ltd.*	4,398,150
146,682	New Frontier Health Corp.*(a)	1,648,706
401,711	Techtronic Industries Co., Ltd.	8,885,870
	Total Hong Kong	32,075,602
Hungary – 0.2%
108,454	OTP Bank Nyrt*	6,548,478
India – 8.6%
267,050	Aarti Industries Ltd.	3,425,796
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
412,279	Aavas Financiers Ltd.*	$13,642,006
127,162	Asian Paints Ltd.	5,580,070
732,265	Axis Bank Ltd.*	7,873,347
165,259	Bajaj Finance Ltd.	17,013,096
670,962	Berger Paints India Ltd.	7,540,063
793,393	Bharti Airtel Ltd.*	7,184,690
3,125,379	City Union Bank Ltd.	6,483,871
102,046	Divi’s Laboratories Ltd.	7,219,834
197,329	Dr Lal PathLabs Ltd.(b)	10,966,930
55,113	Dr Reddy’s Laboratories Ltd.	3,556,530
18,252	Dr Reddy’s Laboratories Ltd., ADR	1,171,961
2,068,542	Edelweiss Financial Services Ltd.	2,298,419
96,269	Godrej Consumer Products Ltd.*	1,451,131
181,897	Godrej Properties Ltd.*	3,708,868
584,438	Gulf Oil Lubricants India Ltd.	4,882,910
233,625	HDFC Bank Ltd.	5,053,861
282,091	Hemisphere Properties India Ltd.*	521,208
113,322	Hindustan Unilever Ltd.	4,225,849
569,764	Housing Development Finance Corp., Ltd	21,777,437
182,072	ICICI Lombard General Insurance Co., Ltd.(b)	3,991,139
2,724,766	JM Financial Ltd.	3,455,694
75,836	Jubilant Foodworks Ltd.	4,146,843
160,753	Kotak Mahindra Bank Ltd.	3,847,769
38,041	Maruti Suzuki India Ltd.	3,561,350
614,745	Max Financial Services Ltd.*	9,176,081
486,691	Metropolis Healthcare Ltd.(b)	18,791,646
239,298	Muthoot Finance Ltd.	4,963,838
812,069	Nippon Life India Asset Management Ltd.(b)	4,704,944
4,480,641	NTPC Ltd.	7,108,118
441,030	Reliance Industries Ltd.	13,373,148
347,671	SBI Life Insurance Co., Ltd.(b)	5,673,560
197,205	Supreme Industries Ltd.	5,936,980
347,465	Tata Communications Ltd.	6,712,337
485,032	Tata Consumer Products Ltd.	5,757,773
184,514	Titan Co., Ltd.	4,848,776
	Total India	241,627,873
Indonesia – 0.5%
3,246,800	Bank Central Asia Tbk PT	7,453,306
63,099,800	Sarana Menara Nusantara Tbk PT@	5,918,109
	Total Indonesia	13,371,415
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Ireland – 0.8%
228,166	Experian PLC	$10,039,620
39,910	Kerry Group PLC, Class A Shares	5,851,860
50,095	Ryanair Holdings PLC, ADR*	5,395,232
	Total Ireland	21,286,712
Israel – 0.5%
1,910,304	Nayax Ltd.*	6,298,600
54,516	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,825,819
16,268	Wix.com Ltd.*	3,612,797
	Total Israel	13,737,216
Italy – 1.0%
581,625	Banca Mediolanum SpA	6,043,326
23,420	DiaSorin SpA	5,340,928
45,647	Digital Value SpA*	5,142,071
182,618	Gruppo MutuiOnline SpA	11,018,885
	Total Italy	27,545,210
Japan – 15.3%
556,316	Avant Corp.	7,694,736
255,100	Chiba Bank Ltd.	1,591,079
108,472	Commerce One Holdings Inc.*	2,098,992
99,700	Cybozu Inc.	2,282,454
94,100	Daiichi Sankyo Co., Ltd.	2,234,065
103,700	Direct Marketing MiX Inc.	3,833,929
17,200	Disco Corp.	5,005,164
206,000	eGuarantee Inc.	4,573,260
9,800	Eisai Co., Ltd.	809,120
74,300	Ezaki Glico Co., Ltd.	2,808,317
102,300	Freee KK*	8,282,077
218,500	Fujitsu General Ltd.	5,459,835
250,200	Hachijuni Bank Ltd.	861,085
233,589	Hennge KK*(a)	10,223,027
12,000	Hikari Tsushin Inc.	2,100,575
62,310	Hirose Electric Co., Ltd.	10,371,263
46,600	Hoshizaki Corp.	4,372,005
73,500	IR Japan Holdings Ltd.	8,768,256
141,600	Ito En Ltd.	8,951,424
524,100	Japan Elevator Service Holdings Co., Ltd.	13,805,730
202,800	Kansai Paint Co., Ltd.	5,251,570
226,200	Kao Corp.	13,656,899
9,250	Keyence Corp.	5,555,080
93,200	Kobayashi Pharmaceutical Co., Ltd.	7,290,486
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
11,000	Kose Corp.	$1,329,067
95,600	Lion Corp.	1,626,990
60,900	Makuake Inc.*(a)	3,088,415
421,500	Mebuki Financial Group Inc.	941,597
242,300	Medley Inc.*(a)	9,644,384
58,900	MedPeer Inc.*	2,278,666
82,800	Murata Manufacturing Co., Ltd.	6,856,252
223,500	Nihon Jyoho Create Co., Ltd.(a)	3,077,528
177,400	Nihon Kohden Corp.	5,951,816
443,800	Nippon Telegraph & Telephone Corp.	11,838,895
25,100	Nissin Foods Holdings Co., Ltd.	1,952,431
183,300	Nomura Research Institute Ltd.	6,869,949
375,100	North Pacific Bank Ltd.	865,037
207,700	NTT Data Corp.	3,736,964
34,000	Obic Co., Ltd.	6,454,928
67,000	Omron Corp.	6,314,042
54,900	ORIX Corp.	1,026,373
269,700	Otsuka Holdings Co., Ltd.	11,465,803
224,100	Outsourcing Inc.	3,825,277
169,200	Pan Pacific International Holdings Corp.	3,213,672
253,800	Persol Holdings Co., Ltd.	5,925,184
503,806	Prestige International Inc.	3,453,988
260,000	Raccoon Holdings Inc.(a)	5,348,571
564,904	Rakus Co., Ltd.	19,898,573
203,100	Rohto Pharmaceutical Co., Ltd.	6,383,510
411,100	Santen Pharmaceutical Co., Ltd.	6,124,339
101,000	Secom Co., Ltd.	7,655,988
259,100	SERAKU Co., Ltd.(a)	5,043,842
143,000	Seven & i Holdings Co., Ltd.	6,255,467
326,100	Shimadzu Corp.	14,614,316
19,000	Shiseido Co., Ltd.	1,258,692
675,148	SIGMAXYZ Inc.	15,439,241
13,500	SMC Corp.	8,623,646
132,238	SMS Co., Ltd.	4,678,764
54,500	Sohgo Security Services Co., Ltd.	2,467,361
74,200	Sony Group Corp.	7,666,450
144,800	Stanley Electric Co., Ltd.	3,612,172
126,200	Strike Co., Ltd.*	4,671,199
81,200	Suzuki Motor Corp.	3,506,091
516,100	Systena Corp.	10,418,451
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
118,940	Takeda Pharmaceutical Co., Ltd.	$3,967,274
66,200	Temairazu Inc.(a)	3,363,074
112,200	Terumo Corp.	4,684,695
172,600	Toyo Suisan Kaisha Ltd.	7,143,455
275,900	ValueCommerce Co., Ltd.	11,285,769
334,200	WealthNavi Inc.*(a)	11,545,286
147,800	Yokogawa Electric Corp.	2,312,078
1,539,600	Z Holdings Corp.	10,026,439
	Total Japan	427,612,429
Jersey, Channel Islands – 0.3%
756,238	JTC PLC(b)	7,927,860
Mexico – 0.8%
946,605	Grupo Mexico SAB de CV, Class B Shares	4,388,752
2,294,108	Qualitas Controladora SAB de CV	10,853,208
1,895,199	Wal-Mart de Mexico SAB de CV	6,724,977
	Total Mexico	21,966,937
Netherlands – 3.2%
729	Adyen NV*(b)	2,363,052
88,199	Akzo Nobel NV	10,874,622
23,430	ASML Holding NV	19,582,141
19,088	Core Laboratories NV	526,065
42,486	Euronext NV(b)	4,927,986
85,843	Heineken NV	9,408,506
165,996	Koninklijke Philips NV	7,650,683
31,329	NXP Semiconductors NV	6,739,808
230,301	Prosus NV*	20,445,652
10,505	Shop Apotheke Europe NV*(b)	1,870,358
53,789	Wolters Kluwer NV	6,195,308
	Total Netherlands	90,584,181
Norway – 0.6%
139,439	Medistim ASA	6,303,629
725,642	Pexip Holding ASA*	5,634,993
864,534	Zaptec AS*	6,031,821
	Total Norway	17,970,443
Peru – 0.1%
18,422	Credicorp Ltd.*	1,964,338
Philippines – 0.5%
4,532,382	Ayala Land Inc.	3,082,654
1,516,644	BDO Unibank Inc.	3,356,860
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Philippines – (continued)
2,141,022	Philippine Seven Corp.*(c)	$3,690,256
115,040	SM Investments Corp.@	2,336,741
	Total Philippines	12,466,511
Poland – 0.3%
294,656	InPost SA*	5,754,927
360,294	Powszechny Zaklad Ubezpieczen SA*	3,816,115
	Total Poland	9,571,042
Portugal – 0.6%
841,567	Galp Energia SGPS SA	8,625,413
412,689	Jeronimo Martins SGPS SA	8,745,576
	Total Portugal	17,370,989
Russia – 1.8%
322,796	Fix Price Group Ltd., GDR*(b)(c)	3,013,300
54,325	Fix Price Group Ltd., GDR*	507,124
274,542	HeadHunter Group PLC, ADR	14,553,471
47,845	Novatek PJSC, GDR	11,332,461
73,400	Ozon Holdings PLC, ADR*(a)	3,863,776
8,463	Polyus PJSC	1,528,119
845	Polyus PJSC, GDR	75,127
11,567	Polyus PJSC, GDR(c)	1,025,415
114,930	Sberbank of Russia PJSC, ADR (listed in UK)	2,049,439
475,047	Sberbank of Russia PJSC, ADR (listed in US)	8,489,090
53,552	Yandex NV, Class A Shares*	4,118,149
	Total Russia	50,555,471
Singapore – 0.1%
3,481,500	Sheng Siong Group Ltd.	3,908,916
South Africa – 0.3%
35,443	Capitec Bank Holdings Ltd.	4,631,487
26,548	Naspers Ltd., Class N Shares	4,554,349
	Total South Africa	9,185,836
South Korea – 3.4%
102,995	Korea Shipbuilding & Offshore Engineering Co., Ltd.*	10,487,321
101,084	LEENO Industrial Inc.	15,527,246
3,943	LG Household & Health Care Ltd.	4,968,369
37,770	NAVER Corp.	14,274,337
573,596	NICE Information Service Co., Ltd.	10,471,915
606,286	Samsung Electronics Co., Ltd.	40,037,741
	Total South Korea	95,766,929
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – 0.4%
162,093	Amadeus IT Group SA*	$9,895,749
Sweden – 1.5%
122,108	Assa Abloy AB, Class B Shares	3,907,741
129,008	Cellavision AB	6,845,971
205,261	Epiroc AB, Class A Shares	4,510,576
99,250	Essity AB, Class B Shares	3,184,763
133,936	Fortnox AB	7,692,552
333,715	Swedbank AB, Class A Shares	6,427,773
183,234	Vitec Software Group AB, Class B Shares	10,593,915
	Total Sweden	43,163,291
Switzerland – 6.3%
80,885	Alcon Inc.	6,660,703
1,289	Barry Callebaut AG, Class Registered Shares	3,286,665
154	Chocoladefabriken Lindt & Spruengli AG	1,811,686
52,885	Cie Financiere Richemont SA, Class Registered Shares	5,840,255
7,568	Geberit AG, Class Registered Shares	6,319,258
5,330	Givaudan SA, Class Registered Shares	26,759,889
1,909,106	Glencore PLC*	8,598,648
190,340	Julius Baer Group Ltd.	13,001,789
18,494	Lonza Group AG, Class Registered Shares	15,640,304
392,060	Nestle SA, Class Registered Shares	49,571,104
12,450	PolyPeptide Group AG*(b)	1,803,757
10,989	Roche Holding AG	4,411,047
27,283	Schindler Holding AG	8,817,040
3,657	SGS SA, Class Registered Shares	11,482,207
19,367	Sika AG, Class Registered Shares	6,986,445
239,102	UBS Group AG, Class Registered Shares	3,975,553
	Total Switzerland	174,966,350
Taiwan – 3.9%
1,188,000	Bioteque Corp.	4,462,914
603,073	Chief Telecom Inc.*(c)	6,245,653
639,000	Delta Electronics Inc.	6,242,169
306,820	Poya International Co., Ltd.	5,602,869
1,257,000	Taiwan Semiconductor Manufacturing Co., Ltd.	27,690,430
393,247	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	46,800,326
264,981	Voltronic Power Technology Corp.*	11,856,149
	Total Taiwan	108,900,510
Thailand – 0.6%
2,277,500	CP ALL PCL, Class F Shares(c)	4,588,176
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Thailand – (continued)
3,034,400	TQM Corp. PCL, Class F Shares(c)	$11,003,403
	Total Thailand	15,591,579
United Arab Emirates – 0.2%
1,264,234	Network International Holdings PLC*(b)	6,801,646
United Kingdom – 9.1%
408,458	Amcor PLC	5,216,118
187,110	AstraZeneca PLC, ADR	10,904,771
175,185	Avon Protection PLC	4,523,281
988,314	boohoo Group PLC*	3,839,050
256,350	Bridgepoint Group PLC*(b)	1,783,361
122,019	Burberry Group PLC	3,121,550
1,052,484	Bytes Technology Group PLC*	7,439,374
101,491	Compass Group PLC*	2,094,812
28,720	Croda International PLC	3,609,670
379,800	Deliveroo PLC*(c)@	1,728,272
236,831	Deliveroo PLC, Class A Shares*(a)(b)	1,134,200
353,465	Diageo PLC	16,969,098
715,334	DiscoverIE Group PLC	9,889,593
2,500,352	dotdigital group PLC	9,740,846
308,180	FDM Group Holdings PLC	5,383,411
357,972	Future PLC	18,952,737
488,260	GB Group PLC	6,027,694
202,290	Halma PLC	8,353,792
70,101	Hargreaves Lansdown PLC	1,454,270
410,449	IMI PLC	10,278,623
90,359	Intertek Group PLC	6,548,404
4,735,688	Johnson Service Group PLC*	9,614,230
27,441	Linde PLC	8,654,377
96,025	London Stock Exchange Group PLC	10,505,347
293,552	Mortgage Advice Bureau Holdings Ltd.(c)	5,808,226
309,651	Patisserie Holdings PLC*(c)(e)	4,257
166,417	Reckitt Benckiser Group PLC	12,675,603
411,802	Smith & Nephew PLC	7,887,788
113,511	Spectris PLC	6,150,429
62,999	Spirax-Sarco Engineering PLC	13,957,018
1,404,281	Strix Group PLC	7,243,017
267,085	THG PLC*	2,260,710
209,363	Unilever PLC	11,649,252
963,233	YouGov PLC(c)	19,070,237
	Total United Kingdom	254,473,418
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – 3.1%
17,685	ACM Research Inc., Class A Shares*	$1,576,618
12,068	Agilent Technologies Inc.	2,117,572
54,059	Analog Devices Inc.	8,808,914
31,541	ANSYS Inc.*	11,523,820
24,232	Bruker Corp.	2,139,928
155,046	Cadence Design Systems Inc.*	25,346,920
233	Canva Inc.*(c)(e)@	397,070
93,031	Colgate-Palmolive Co.	7,251,766
123,673	DD3 Acquisition Corp. II Forward Shares*(c)(e)@	1,370,816
1,830	DD3 Acquisition Corp. II Private Units*(c)(e)@	18,117
163,862	Ermenegildo Zegna Holditalia SpA*(c)@	1,455,586
12,226	Nordson Corp.	2,917,124
29,402	Philip Morris International Inc.	3,028,406
15,170	Texas Instruments Inc.	2,896,105
36,700	Visa Inc., Class A Shares	8,407,970
55,759	Waste Connections Inc.	7,204,620
	Total United States	86,461,352
	TOTAL COMMON STOCKS (Cost – $1,756,292,868)	2,598,384,197
EXCHANGE TRADED FUNDS (ETFs) – 3.8%
United States – 3.8%
507,417	iShares Core MSCI Emerging Markets	32,520,355
1,425,905	iShares MSCI EAFE Value(a)	74,090,024
	Total United States	106,610,379
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $99,173,743)	106,610,379
WARRANT – 0.0%
Switzerland – 0.0%
96,408	Cie Financiere Richemont SA*(c) (Cost – $0)	49,478
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,855,466,611)	2,705,044,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 4.1%
TIME DEPOSITS – 4.1%
75,208,078	ANZ National Bank – London, 0.005% due 9/1/21	$75,208,078
	BNP Paribas SA – Paris:
506,955CHF	(1.430)% due 9/1/21	553,565
1,624,341EUR	(0.780)% due 9/1/21	1,917,940
10,200,275	0.005% due 9/1/21	10,200,275
	Brown Brothers Harriman – Grand Cayman:
62,919AUD	(0.120)% due 9/1/21	46,028
187,179CAD	0.010% due 9/1/21	148,384
456DKK	(0.470)% due 9/1/21	72
4HKD	0.000% due 9/1/21	1
5JPY	(0.310)% due 9/1/21	—
20NOK	(0.080)% due 9/1/21	2
4NZD	0.005% due 9/1/21	3
10,557,088ZAR	3.800% due 9/1/21	726,742
123,309GBP	Citibank – London, 0.005% due 9/1/21	169,532
2,347,364HKD	Hong Kong & Shanghai Bank – Hong Kong, 0.000% due 9/1/21	301,815
108,699SGD	Hong Kong & Shanghai Bank – Singapor, 0.005% due 9/1/21	80,850
	Skandinaviska Enskilda Banken AB – Stockholm:
3,218,725SEK	(0.250)% due 9/1/21	372,943
24,199,343	0.005% due 9/1/21	24,199,344
96,488,576JPY	Sumitomo Mitsui Banking Corp. – Tokyo, (0.310)% due 9/1/21	877,049
	TOTAL TIME DEPOSITS (Cost – $114,802,623)	114,802,623
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 3.3%
MONEY MARKET FUND – 3.3%
92,363,031	Federated Government Obligations Fund, Premier Class, 0.025%(f) (Cost – $92,363,031)	$92,363,031
	TOTAL INVESTMENTS – 104.1% (Cost – $2,062,632,265)	2,912,209,708
	Liabilities in Excess of Other Assets – (4.1)%	(115,980,984)
	TOTAL NET ASSETS – 100.0%	$2,796,228,724

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (continued)

of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $106,238,201 and represents 3.80% of net assets.
(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $153,513,527 and represents 5.49% of net assets.

(d)
Security trades on the Hong Kong exchange.

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Canva Inc.	8/16/21	$397,070	$397,070	0.01%
DD3 Acquisition Corp. II Forward Shares	6/11/21	1,236,942	1,370,816	0.05%
DD3 Acquisition Corp. II Private Units	12/10/20	18,304	18,117	0.00%
Deliveroo PLC	3/31/21	1,081,309	1,728,272	0.06%
Ermenegildo Zegna Holditalia SpA	7/19/21	1,638,620	1,455,586	0.05%
Sarana Menara Nusantara Tbk PT	4/3/17	1,400	5,918,109	0.22%
SM Investments Corp.	5/23/18	348,872	2,336,741	0.08%
Total			$13,224,711	0.47%
Abbreviations used in this schedule:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
PCL — Public Company Limited
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	25.0%
Technology	15.7
Financial	13.4
Industrial	13.0
Communications	8.9
Consumer Cyclical	5.9
Basic Materials	5.7
Energy	1.4
Utilities	0.2
Consumer Discretionary	0.0*
Exchange Traded Funds (ETFs)	3.7
Short-Term Investments	3.9
Money Market Fund	3.2
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations International Equity Fund (concluded)

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
106	$663,560	Julius Baer Gruppe AG	MSC	9/17/21	$68.00	$535
		TOTAL OPTION CONTRACTS WRITTEN (Premiums received – $11,935)				$535
At August 31, 2021, Destinations International Equity Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation
Contracts to Sell:
Japanese Yen	795,000,000	CITI	$7,227,499	9/21/21	$32,533	$—	$32,533
Japanese Yen	1,563,100,000	HSBC	14,210,444	9/21/21	70,376	—	70,376
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$102,909	$—	$102,909
Currency Abbreviations used in this schedule:
AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand
Counterparty Abbreviations used in this schedule:
CITI — Citigroup Global Markets Inc.
HSBC — HSBC Bank USA
MSC — Morgan Stanley

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund

Shares/Units	Security	Value
COMMON STOCKS – 87.0%
BASIC MATERIALS – 2.1%
Chemicals – 1.6%
12,268	Air Liquide SA	$2,201,566
33,569	DuPont de Nemours Inc.	2,484,777
39,730	Nutrien Ltd.	2,415,705
	Total Chemicals	7,102,048
Mining – 0.5%
67,085	BHP Group PLC	2,079,095
	TOTAL BASIC MATERIALS	9,181,143
COMMUNICATIONS – 10.0%
Advertising – 0.5%
130,300	Hakuhodo DY Holdings Inc.	2,047,628
Media – 0.8%
55,932	Comcast Corp., Class A Shares	3,393,954
Telecommunications – 8.7%
131,194	AT&T Inc.	3,597,339
158,350	BCE Inc.	8,259,883
101,433	Cisco Systems Inc.	5,986,576
12,858	SK Telecom Co., Ltd.	3,300,403
147,226	Verizon Communications Inc.	8,097,430
5,455,268	Vodafone Group PLC	9,145,159
	Total Telecommunications	38,386,790
	TOTAL COMMUNICATIONS	43,828,372
CONSUMER CYCLICAL – 5.2%
Auto Manufacturers – 0.5%
44,433	General Motors Co.*	2,177,661
Distribution/Wholesale – 0.5%
90,800	Mitsui & Co., Ltd.	1,998,138
Home Builders – 1.0%
37,998	PulteGroup Inc.	2,046,572
804,995	Taylor Wimpey PLC	2,021,684
	Total Home Builders	4,068,256
Retail – 2.5%
15,830	Darden Restaurants Inc.	2,384,789
60,835	Industria de Diseno Textil SA	2,078,659
9,749	Lowe’s Cos., Inc.	1,987,724
1,428,010	Topsports International Holdings Ltd.	1,882,515
21,797	Walmart Inc.	3,228,136
	Total Retail	11,561,823
Toys/Games/Hobbies – 0.7%
6,045	Nintendo Co., Ltd.	2,905,217
	TOTAL CONSUMER CYCLICAL	22,711,095
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – 24.7%
Agriculture – 5.1%
254,170	British American Tobacco PLC	$9,535,160
125,268	Philip Morris International Inc.	12,902,604
	Total Agriculture	22,437,764
Beverages – 1.9%
57,481	Coca-Cola Co.	3,236,755
33,510	PepsiCo Inc.	5,240,629
	Total Beverages	8,477,384
Biotechnology – 2.7%
11,890	Amgen Inc.	2,681,552
125,500	Gilead Sciences Inc.	9,133,890
	Total Biotechnology	11,815,442
Cosmetics/Personal Care – 2.3%
35,300	Kao Corp.	2,131,249
140,843	Unilever PLC	7,834,742
	Total Cosmetics/Personal Care	9,965,991
Food – 1.3%
69,190	General Mills Inc.	3,999,874
1,030,000	Tingyi Cayman Islands Holding Corp.	1,833,401
	Total Food	5,833,275
Healthcare-Products – 0.8%
25,007	Medtronic PLC	3,337,934
Healthcare-Services – 1.4%
9,634	Anthem Inc.	3,614,002
31,769	Fresenius Medical Care AG & Co. KGaA	2,439,114
	Total Healthcare-Services	6,053,116
Household Products/Wares – 0.7%
23,750	Kimberly-Clark Corp.	3,272,988
Pharmaceuticals – 8.5%
109,972	AbbVie Inc.	13,282,418
24,440	AstraZeneca PLC	2,854,647
158,583	GlaxoSmithKline PLC	3,188,109
137,335	Merck & Co., Inc.	10,477,287
129,940	Pfizer Inc.	5,986,336
12,580	Sanofi	1,301,734
	Total Pharmaceuticals	37,090,531
	TOTAL CONSUMER NON-CYCLICAL	108,284,425
ENERGY – 10.2%
Oil & Gas – 6.0%
136,424	Chevron Corp.	13,201,751
198,420	Exxon Mobil Corp.	10,817,858
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
56,475	TotalEnergies SE	$2,499,699
	Total Oil & Gas	26,519,308
Pipelines – 4.2%
242,100	Enbridge Inc.	9,528,927
152,737	Enterprise Products Partners LP	3,399,926
109,126	TC Energy Corp.	5,181,852
	Total Pipelines	18,110,705
	TOTAL ENERGY	44,630,013
FINANCIAL – 14.1%
Banks – 9.9%
257,717	Bank Leumi Le-Israel BM	2,130,374
64,125	Canadian Imperial Bank of Commerce	7,378,099
46,922	Citigroup Inc.	3,374,161
143,915	Huntington Bancshares Inc.	2,235,000
201,075	ING Groep NV	2,771,211
20,664	JPMorgan Chase & Co.	3,305,207
288,675	KeyCorp	5,865,876
18,470	Morgan Stanley	1,928,822
154,648	Nordea Bank Abp	1,815,880
246,652	Oversea-Chinese Banking Corp., Ltd.	2,091,470
86,015	Regions Financial Corp.	1,757,286
62,935	Truist Financial Corp.	3,591,071
41,398	US Bancorp	2,375,831
70,892	Wells Fargo & Co.	3,239,764
	Total Banks	43,860,052
Diversified Financial Services – 1.3%
12,181	Deutsche Boerse AG	2,100,577
152,973	Western Union Co.	3,310,336
	Total Diversified Financial Services	5,410,913
Equity Real Estate Investment Trusts (REITs) – 0.5%
47,897	National Retail Properties Inc.	2,280,376
Insurance – 2.4%
48,839	Ageas SA/NV	2,441,667
9,270	Allianz SE, Class Registered Shares	2,177,432
9,353	Everest Re Group Ltd.	2,477,610
6,768	Zurich Insurance Group AG	2,972,887
	Total Insurance	10,069,596
	TOTAL FINANCIAL	61,620,937
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – 4.5%
Aerospace/Defense – 1.4%
320,101	BAE Systems PLC	$2,502,122
16,635	General Dynamics Corp.	3,332,157
	Total Aerospace/Defense	5,834,279
Miscellaneous Manufacturers – 1.9%
14,175	3M Co.	2,760,440
14,168	Eaton Corp. PLC	2,385,324
21,717	Siemens AG, Class Registered Shares	3,610,081
	Total Miscellaneous Manufacturers	8,755,845
Transportation – 1.2%
73,597	Deutsche Post AG, Class Registered Shares	5,175,027
	TOTAL INDUSTRIAL	19,765,151
TECHNOLOGY – 5.0%
Computers – 1.2%
10,732	Capgemini SE	2,407,848
22,323	International Business Machines Corp.	3,132,810
	Total Computers	5,540,658
Semiconductors – 2.2%
9,463	Broadcom Inc.	4,705,098
30,857	Intel Corp.	1,668,129
50,955	Samsung Electronics Co., Ltd.	3,107,725
	Total Semiconductors	9,480,952
Software – 1.6%
11,187	Microsoft Corp.	3,377,132
40,877	Oracle Corp.	3,643,367
	Total Software	7,020,499
	TOTAL TECHNOLOGY	22,042,109
UTILITIES – 11.2%
Electric – 11.2%
39,780	American Electric Power Co., Inc.	3,563,095
97,962	Dominion Energy Inc.	7,625,362
82,380	Duke Energy Corp.	8,621,891
35,810	Evergy Inc.	2,451,194
686,685	National Grid PLC	8,877,520
197,550	PPL Corp.	5,798,092
43,225	Public Service Enterprise Group Inc.	2,763,807
140,160	Southern Co.	9,212,717
	Total Electric	48,913,678
	TOTAL UTILITIES	48,913,678
	TOTAL COMMON STOCKS (Cost – $322,710,427)	380,976,923
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUNDS (ETFs) – 10.3%
408,489	iShares Core Dividend Growth(b)	$21,584,559
51,729	iShares Core High Dividend	5,033,749
297,130	JPMorgan Equity Premium Income	18,579,539
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $36,056,147)	45,197,847
CONVERTIBLE PREFERRED STOCKS – 1.5%
CONSUMER NON-CYCLICAL – 0.4%
Healthcare-Products – 0.4%
14,930	Avantor Inc., 6.250%	1,812,203
TECHNOLOGY – 1.1%
Semiconductors – 0.8%
2,170	Broadcom Inc., 8.000%	3,424,803
Software – 0.3%
19,500	Change Healthcare Inc., 6.000%	1,428,180
	TOTAL TECHNOLOGY	4,852,983
	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost – $5,024,681)	6,665,186
EQUITY LINKED NOTE – 0.2%
FINANCIAL – 0.2%
Diversified Financial Services – 0.2%
18,400	Merrill Lynch International & Co. CV*(a)(c) (Cost – $727,238)	910,258
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $364,518,493)	433,750,214
Face Amount
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
$3,136,406	Royal Bank of Canada – Toronto, 0.005% due 9/1/21	3,136,406
563,182	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	563,182
	TOTAL TIME DEPOSITS (Cost – $3,699,588)	3,699,588
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Equity Income Fund (concluded)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.3%
MONEY MARKET FUND – 0.3%
$1,441,800	Federated Government Obligations Fund, Premier Class, 0.025%(d) (Cost – $1,441,800)	$1,441,800
	TOTAL INVESTMENTS – 100.2% (Cost – $369,659,881)	438,891,602
	Liabilities in Excess of Other Assets – (0.2)%	(696,847)
	TOTAL NET ASSETS – 100.0%	$438,194,755

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $910,258 and represents 0.21% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $910,258 and represents 0.21% of net assets.

(d)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
LP — Limited Partnership
PLC — Public Limited Company
Summary of Investments by Security Sector^
Consumer Non-cyclical	25.1%
Financial	14.3
Utilities	11.1
Energy	10.2
Communications	10.0
Technology	6.1
Consumer Cyclical	5.2
Industrial	4.5
Basic Materials	2.1
Exchange Traded Funds (ETFs)	10.3
Short-Term Investments	0.8
Money Market Fund	0.3
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – 25.7%
Basic Materials – 0.4%
$255,000	Air Products & Chemicals Inc., Senior Unsecured Notes, 1.850% due 5/15/27	$264,215
200,000	Antofagasta PLC, Senior Unsecured Notes, 2.375% due 10/14/30	194,252
210,000	Arconic Corp., Secured Notes, 6.125% due 2/15/28(a)	224,477
200,000	CSN Islands XII Corp., Company Guaranteed Notes, 7.000%(b)	200,052
55,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(a)	56,237
	DuPont de Nemours Inc., Senior Unsecured Notes:
1,270,000	4.205% due 11/15/23	1,368,027
1,280,000	4.725% due 11/15/28	1,524,984
175,000	5.419% due 11/15/48	247,587
410,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(a)	445,912
460,000	Glencore Funding LLC, Company Guaranteed Notes, 1.625% due 4/27/26(a)	461,596
95,000	Hexion Inc., Company Guaranteed Notes, 7.875% due 7/15/27(a)	100,938
130,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(a)	143,650
215,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., Company Guaranteed Notes, 4.250% due 12/15/25(a)	220,824
200,000	LG Chem Ltd., Senior Unsecured Notes, 2.375% due 7/7/31(a)	200,692
335,000	LYB International Finance III LLC, Company Guaranteed Notes, 3.800% due 10/1/60	366,452
400,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(a)	446,010
	POSCO, Senior Unsecured Notes:
600,000	2.375% due 1/17/23	612,798
300,000	2.750% due 7/15/24	315,012
30,000	SCIH Salt Holdings Inc., Senior Unsecured Notes, 6.625% due 5/1/29(a)	29,504
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(a)	47,169
20,000	Tronox Inc., Company Guaranteed Notes, 4.625% due 3/15/29(a)	20,279
485,000	Vale Overseas Ltd., Company Guaranteed Notes, 3.750% due 7/8/30	516,986
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(a)	386,000
400,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	374,000
85,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(a)	88,506
	Total Basic Materials	8,856,159
Communications – 2.9%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(a)	198,500
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(a)	50,812
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	AT&T Inc., Senior Unsecured Notes:
$725,000	1.700% due 3/25/26	$734,535
6,261,000	4.350% due 3/1/29	7,259,686
115,000	2.750% due 6/1/31	120,508
470,000	2.250% due 2/1/32	467,055
1,070,000	2.550% due 12/1/33(a)	1,075,441
585,000	3.650% due 6/1/51	616,998
225,000	3.300% due 2/1/52	224,051
1,450,000	3.500% due 2/1/61	1,439,923
135,000	Avaya Inc., Senior Secured Notes, 6.125% due 9/15/28(a)	142,425
200,000	Baidu Inc., Senior Unsecured Notes, 3.425% due 4/7/30	216,207
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
265,000	4.750% due 3/1/30(a)	280,391
125,000	4.500% due 8/15/30(a)	130,607
85,000	4.250% due 1/15/34(a)	85,765
125,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	128,437
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
410,000	4.908% due 7/23/25	463,913
360,000	4.200% due 3/15/28	407,453
570,000	2.300% due 2/1/32	555,311
3,965,000	6.384% due 10/23/35	5,299,935
2,245,000	4.800% due 3/1/50	2,621,982
165,000	3.900% due 6/1/52	170,336
100,000	4.400% due 12/1/61	109,571
	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes:
15,000	7.750% due 4/15/28(a)	15,637
50,000	7.500% due 6/1/29(a)	51,750
	Comcast Corp., Company Guaranteed Notes:
3,015,000	3.750% due 4/1/40	3,461,906
509,000	2.937% due 11/1/56(a)	504,187
105,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	106,329
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(a)	83,686
85,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(a)	87,286
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(a)	440,207
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$2,506,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(a)	$2,837,479
	CSC Holdings LLC, Senior Unsecured Notes:
295,000	5.750% due 1/15/30(a)	311,726
200,000	4.625% due 12/1/30(a)	196,748
	Digicel Group Holdings Ltd.:
54,430	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)	47,082
80,771	Subordinated Notes, 7.000% (a)(b)(c)	63,500
70,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	73,150
	Discovery Communications LLC, Company Guaranteed Notes:
60,000	5.300% due 5/15/49	76,582
880,000	4.650% due 5/15/50	1,044,107
85,000	DISH DBS Corp., Company Guaranteed Notes, 5.125% due 6/1/29(a)	84,573
80,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	84,200
105,000	Endure Digital Inc., Senior Unsecured Notes, 6.000% due 2/15/29(a)	101,063
550,000	Expedia Group Inc., Company Guaranteed Notes, 3.800% due 2/15/28	595,087
	Frontier Communications Holdings LLC:
	Secured Notes:
60,000	6.750% due 5/1/29(a)	64,212
9,900	5.875% due 11/1/29	10,066
	Senior Secured Notes:
45,000	5.875% due 10/15/27(a)	48,104
90,000	5.000% due 5/1/28(a)	94,050
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(a)	141,581
190,000	Gray Television Inc., Company Guaranteed Notes, 7.000% due 5/15/27(a)	203,775
120,000	GTT Communications Inc., Company Guaranteed Notes, 7.875% due 12/31/24(a)	12,000
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	26,558
110,000	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 5.500% due 8/1/23(d)	57,200
	KT Corp., Senior Unsecured Notes:
200,000	1.000% due 9/1/25	198,740
400,000	2.500% due 7/18/26	421,580
40,000	Level 3 Financing Inc., Company Guaranteed Notes, 3.750% due 7/15/29(a)	39,000
70,000	Ligado Networks LLC, Senior Secured Notes, 15.500% due 11/1/23(a)(c)	67,200
65,000	LogMeIn Inc., Senior Secured Notes, 5.500% due 9/1/27(a)	67,438
	Lumen Technologies Inc.:
125,000	Senior Secured Notes, 4.000% due 2/15/27(a)	128,281
135,000	Senior Unsecured Notes, 5.125% due 12/15/26(a)	139,590
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$65,000	Match Group Holdings II LLC, Senior Unsecured Notes, 4.625% due 6/1/28(a)	$67,873
1,010,000	NTT Finance Corp., Company Guaranteed Notes, 1.162% due 4/3/26(a)	1,009,456
440,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	450,598
	Radiate Holdco LLC/Radiate Finance Inc.:
110,000	Senior Secured Notes, 4.500% due 9/15/26(a)	114,535
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(a)	40,800
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(a)	50,263
165,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(a)	169,379
600,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 4.500% due 9/8/21	600,385
2,726,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	3,139,398
2,301,000	TD Ameritrade Holding Corp., Senior Unsecured Notes, 2.750% due 10/1/29	2,453,956
300,000	Telefonica Emisiones SA, Company Guaranteed Notes, 4.895% due 3/6/48	366,248
55,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(a)	46,459
	Tencent Holdings Ltd., Senior Unsecured Notes:
705,000	3.975% due 4/11/29(a)	781,760
500,000	2.390% due 6/3/30(a)	499,051
55,000	Terrier Media Buyer Inc., Company Guaranteed Notes, 8.875% due 12/15/27(a)	58,575
	T-Mobile USA Inc.:
	Company Guaranteed Notes:
680,000	2.250% due 2/15/26	694,450
45,000	3.375% due 4/15/29	47,545
35,000	3.375% due 4/15/29(a)	36,980
40,000	2.875% due 2/15/31	41,100
	Senior Secured Notes:
650,000	3.500% due 4/15/25	701,578
1,975,000	3.875% due 4/15/30	2,212,830
1,545,000	3.000% due 2/15/41	1,534,641
35,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(a)	37,100
	Uber Technologies Inc., Company Guaranteed Notes:
70,000	7.500% due 9/15/27(a)	76,300
85,000	4.500% due 8/15/29(a)	83,647
75,000	Univision Communications Inc., Senior Secured Notes, 4.500% due 5/1/29(a)	76,080
	Verizon Communications Inc., Senior Unsecured Notes:
9,346,000	1.750% due 1/20/31	9,052,252
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$3,035,000	4.500% due 8/10/33	$3,672,956
120,000	2.650% due 11/20/40	116,428
2,075,000	3.400% due 3/22/41	2,223,133
550,000	ViacomCBS Inc., Senior Unsecured Notes, 4.950% due 1/15/31	664,781
165,000	Viasat Inc., Senior Unsecured Notes, 6.500% due 7/15/28(a)	174,040
65,000	Zayo Group Holdings Inc., Senior Unsecured Notes, 6.125% due 3/1/28(a)	66,138
	Total Communications	66,146,217
Consumer Cyclical – 1.9%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	149,975
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	5,565,464
70,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	70,350
	Ambience Merger Sub Inc.:
50,000	Company Guaranteed Notes, 7.125% due 7/15/29(a)	50,062
25,000	Senior Secured Notes, 4.875% due 7/15/28(a)	25,146
135,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	145,782
170,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	169,949
	Asbury Automotive Group Inc., Company Guaranteed Notes:
38,000	4.500% due 3/1/28	39,511
38,000	4.750% due 3/1/30	40,090
	AutoZone Inc., Senior Unsecured Notes:
365,000	3.625% due 4/15/25	397,422
1,702,000	1.650% due 1/15/31	1,636,670
265,000	Bally’s Corp., Company Guaranteed Notes, 6.750% due 6/1/27(a)	286,531
35,000	Beacon Roofing Supply Inc., Company Guaranteed Notes, 4.125% due 5/15/29(a)	35,044
125,000	Boyd Gaming Corp., Company Guaranteed Notes, 4.750% due 6/15/31(a)	129,091
150,000	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	154,875
165,000	Caesars Entertainment Inc., Senior Secured Notes, 6.250% due 7/1/25(a)	174,397
200,000	Caesars Resort Collection LLC/CRC Finco Inc., Company Guaranteed Notes, 5.250% due 10/15/25(a)	202,840
45,000	Carlson Travel Inc., Senior Secured Notes, 6.750% due 12/15/25(a)(e)	40,050
	Carnival Corp.:
11,000	Senior Secured Notes, 11.500% due 4/1/23(a)	12,351
130,000	Senior Unsecured Notes, 5.750% due 3/1/27(a)	132,903
65,000	Carvana Co., Company Guaranteed Notes, 5.625% due 10/1/25(a)	67,600
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	286,826
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$115,000	Century Communities Inc., Company Guaranteed Notes, 6.750% due 6/1/27	$122,874
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	47,475
20,000	4.250% due 9/1/30	20,796
110,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(a)	117,150
425,000	Dollar General Corp., Senior Unsecured Notes, 3.500% due 4/3/30	473,274
420,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	461,191
100,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(a)	102,350
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	68,775
	Ford Motor Co., Senior Unsecured Notes:
70,000	9.000% due 4/22/25	85,519
170,000	7.450% due 7/16/31	223,705
200,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 1.360% (3-Month USD-LIBOR + 1.235%) due 2/15/23(f)	200,003
35,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	37,625
800,000	General Motors Co., Senior Unsecured Notes, 6.125% due 10/1/25	943,503
800,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 1.135% (3-Month USD-LIBOR + 0.990%) due 1/5/23(f)	807,735
105,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(a)	111,300
280,000	Golden Nugget Inc., Senior Unsecured Notes, 6.750% due 10/15/24(a)	280,644
85,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31(a)	90,929
50,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	50,875
	Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
10,000	5.375% due 5/1/25(a)	10,491
10,000	5.750% due 5/1/28(a)	10,802
	Home Depot Inc., Senior Unsecured Notes:
1,055,000	3.300% due 4/15/40	1,169,392
315,000	3.900% due 6/15/47	378,842
430,000	Hyundai Capital America, Senior Unsecured Notes, 3.000% due 2/10/27(a)	455,713
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	163,137
100,000	IRB Holding Corp., Senior Secured Notes, 7.000% due 6/15/25(a)	106,930
100,000	KAR Auction Services Inc., Company Guaranteed Notes, 5.125% due 6/1/25(a)	102,250
340,000	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	357,257
70,000	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	70,402
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$95,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(a)	$97,000
310,000	Live Nation Entertainment Inc., Company Guaranteed Notes, 5.625% due 3/15/26(a)	323,051
80,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(a)	83,416
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	136,175
455,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	464,178
140,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(a)	143,500
	McDonald’s Corp., Senior Unsecured Notes:
170,000	3.350% due 4/1/23	177,482
815,000	4.200% due 4/1/50	999,936
40,000	Michaels Cos. Inc., Senior Unsecured Notes, 7.875% due 5/1/29(a)	41,218
70,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(a)	70,525
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	126,900
85,000	NCL Corp., Ltd, Company Guaranteed Notes, 5.875% due 3/15/26(a)	85,212
220,000	NCL Corp., Ltd., Senior Unsecured Notes, 3.625% due 12/15/24(a)	207,900
65,000	Penn National Gaming Inc., Senior Unsecured Notes, 4.125% due 7/1/29(a)	64,919
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(a)	260,312
	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes:
110,000	5.625% due 9/1/29(a)	112,784
105,000	5.875% due 9/1/31(a)	107,625
35,000	Real Hero Merger Sub 2 Inc., Senior Unsecured Notes, 6.250% due 2/1/29(a)	36,248
80,000	Scientific Games International Inc., Company Guaranteed Notes, 8.250% due 3/15/26(a)	85,090
155,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	161,975
280,000	Six Flags Entertainment Corp., Company Guaranteed Notes, 4.875% due 7/31/24(a)	283,030
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	7,307,127
	SRS Distribution Inc.:
110,000	Company Guaranteed Notes, 6.125% due 7/1/29(a)	114,125
70,000	Senior Secured Notes, 4.625% due 7/1/28(a)	72,135
	Staples Inc.:
55,000	Senior Secured Notes, 7.500% due 4/15/26(a)	55,687
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(a)	34,125
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$305,000	Starbucks Corp., Senior Unsecured Notes, 3.800% due 8/15/25	$336,730
4,750,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	5,543,532
70,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	72,100
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	134,654
50,000	Tempur Sealy International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	51,250
85,000	Tenneco Inc., Senior Secured Notes, 5.125% due 4/15/29(a)	88,179
666,875	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	706,736
2,100,694	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	2,094,504
	United Airlines Inc., Senior Secured Notes:
30,000	4.375% due 4/15/26(a)	31,122
105,000	4.625% due 4/15/29(a)	108,937
140,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(a)	140,208
	Viking Cruises Ltd.:
360,000	Company Guaranteed Notes, 5.875% due 9/15/27(a)	348,300
50,000	Senior Secured Notes, 13.000% due 5/15/25(a)	57,875
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(a)	5,003,024
50,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(a)	49,937
114,000	Wolverine Escrow LLC, Senior Secured Notes, 9.000% due 11/15/26(a)	109,440
140,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(a)	144,857
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(a)	143,488
	Total Consumer Cyclical	43,700,416
Consumer Non-cyclical – 3.1%
	AbbVie Inc., Senior Unsecured Notes:
695,000	3.450% due 3/15/22	703,108
450,000	3.850% due 6/15/24	485,931
380,000	2.950% due 11/21/26	409,539
105,000	3.200% due 11/21/29	114,767
5,120,000	4.550% due 3/15/35	6,230,120
1,330,000	4.250% due 11/21/49	1,613,406
300,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(a)	294,363
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.375% due 7/3/29	$213,273
135,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	136,739
120,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(a)	115,808
1,465,000	Alcon Finance Corp., Company Guaranteed Notes, 2.750% due 9/23/26(a)	1,552,922
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(a)	138,937
255,000	Senior Unsecured Notes, 9.750% due 7/15/27(a)	278,906
195,000	Altria Group Inc., Company Guaranteed Notes, 3.875% due 9/16/46	196,901
	Amgen Inc., Senior Unsecured Notes:
340,000	2.200% due 2/21/27	354,359
450,000	2.450% due 2/21/30	465,216
1,645,000	2.000% due 1/15/32	1,617,068
3,500,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.900% due 2/1/46	4,465,788
	Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
225,000	4.439% due 10/6/48	271,745
345,000	5.550% due 1/23/49	479,586
1,010,000	4.750% due 4/15/58	1,284,074
	Anthem Inc., Senior Unsecured Notes:
435,000	3.300% due 1/15/23	452,177
780,000	3.500% due 8/15/24	837,444
175,000	5.100% due 1/15/44	230,410
355,000	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	395,293
	Astrazeneca Finance LLC, Company Guaranteed Notes:
1,010,000	1.200% due 5/28/26	1,015,340
690,000	1.750% due 5/28/28	700,823
85,000	B&G Foods Inc., Company Guaranteed Notes, 5.250% due 9/15/27	88,272
	BAT Capital Corp., Company Guaranteed Notes:
475,000	2.259% due 3/25/28	477,291
650,000	3.462% due 9/6/29	692,624
475,000	2.726% due 3/25/31	473,415
705,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	709,081
	Bausch Health Cos. Inc., Company Guaranteed Notes:
60,000	6.250% due 2/15/29(a)	59,550
135,000	5.250% due 1/30/30(a)	126,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$90,000	Bausch Health Cos., Inc., Senior Secured Notes, 4.875% due 6/1/28(a)	$92,475
210,000	Bayer US Finance II LLC, Company Guaranteed Notes, 4.250% due 12/15/25(a)	233,797
1,615,000	Boston Scientific Corp., Senior Unsecured Notes, 3.750% due 3/1/26	1,788,737
	Bristol-Myers Squibb Co., Senior Unsecured Notes:
71,000	2.900% due 7/26/24	75,670
780,000	0.750% due 11/13/25	775,049
460,000	2.550% due 11/13/50	447,146
460,000	Bunge Ltd. Finance Corp., Company Guaranteed Notes, 2.750% due 5/14/31	472,391
100,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 5.000% due 7/15/27(a)	104,750
	Centene Corp., Senior Unsecured Notes:
80,000	3.000% due 10/15/30	82,918
545,000	2.500% due 3/1/31	543,594
70,000	2.625% due 8/1/31	70,962
	CHS/Community Health Systems Inc.:
	Senior Secured Notes:
95,000	6.000% due 1/15/29(a)	101,294
85,000	4.750% due 2/15/31(a)	86,709
70,000	Secured Notes, 6.875% due 4/15/29(a)	72,712
	Cigna Corp.:
	Company Guaranteed Notes:
460,000	1.016% (3-Month USD-LIBOR + 0.890%) due 7/15/23(f)	466,239
280,000	3.050% due 10/15/27	302,176
380,000	4.900% due 12/15/48	497,116
1,235,000	Senior Unsecured Notes, 1.250% due 3/15/26	1,242,125
1,555,000	Coca-Cola Co., Senior Unsecured Notes, 2.250% due 1/5/32	1,609,027
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	342,218
	Constellation Brands Inc.:
	Company Guaranteed Notes:
165,000	3.600% due 2/15/28	182,843
280,000	3.150% due 8/1/29	302,543
160,000	Senior Unsecured Notes, 2.875% due 5/1/30	168,444
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(a)	56,719
95,000	Senior Secured Notes, 5.000% due 4/15/26(a)	98,040
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	CVS Health Corp., Senior Unsecured Notes:
$947,000	4.780% due 3/25/38	$1,178,522
885,000	5.050% due 3/25/48	1,171,445
1,242,013	CVS Pass-Through Trust, Pass-Thru Certificates, 6.943% due 1/10/30	1,508,586
85,000	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	88,839
1,040,000	Diageo Capital PLC, Company Guaranteed Notes, 2.000% due 4/29/30	1,047,853
90,000	Emergent BioSolutions Inc., Company Guaranteed Notes, 3.875% due 8/15/28(a)	87,750
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	68,088
20,000	4.750% due 2/1/30	21,325
165,000	4.625% due 4/1/31	176,933
75,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(a)	74,250
235,000	Estee Lauder Cos. Inc., Senior Unsecured Notes, 2.600% due 4/15/30	250,077
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(a)	220,550
100,000	Senior Unsecured Notes, 6.000% due 6/1/29(a)	96,609
670,000	General Mills Inc., Senior Unsecured Notes, 2.875% due 4/15/30	716,365
	Gilead Sciences Inc., Senior Unsecured Notes:
170,000	2.500% due 9/1/23	176,553
1,285,000	1.650% due 10/1/30	1,253,515
925,000	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 3.625% due 5/15/25	1,016,201
795,000	Global Payments Inc., Senior Unsecured Notes, 2.900% due 5/15/30	835,502
	HCA Inc., Senior Secured Notes:
200,000	4.125% due 6/15/29	226,274
350,000	2.375% due 7/15/31	349,727
70,000	HCRX Investments Holdco LP, Senior Unsecured Notes, 4.500% due 8/1/29(a)	70,902
160,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(a)	164,800
	Hormel Foods Corp., Senior Unsecured Notes:
165,000	0.650% due 6/3/24	165,288
75,000	1.700% due 6/3/28	76,133
350,000	Humana Inc., Senior Unsecured Notes, 2.150% due 2/3/32	349,243
45,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Company Guaranteed Notes, 3.750% due 12/1/31(a)	47,463
435,000	Johnson & Johnson, Senior Unsecured Notes, 3.550% due 3/1/36	511,735
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
	Kaiser Foundation Hospitals, Unsecured Notes:
$255,000	2.810% due 6/1/41	$263,360
420,000	3.002% due 6/1/51	440,531
	Kraft Heinz Foods Co., Company Guaranteed Notes:
150,000	5.000% due 7/15/35	185,993
4,167,000	4.625% due 10/1/39	4,971,355
420,000	5.200% due 7/15/45	538,958
	Kronos Acquisition Holdings Inc./KIK Custom Products Inc.:
115,000	Company Guaranteed Notes, 7.000% due 12/31/27(a)	111,838
215,000	Senior Secured Notes, 5.000% due 12/31/26(a)	213,925
145,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(a)	144,638
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	77,250
105,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(a)	103,146
80,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	80,000
725,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	693,910
60,000	MPH Acquisition Holdings LLC, Company Guaranteed Notes, 5.750% due 11/1/28(a)	57,300
25,000	NESCO Holdings II Inc., Secured Notes, 5.500% due 4/15/29(a)	25,933
264,000	New York & Presbyterian Hospital, Unsecured Notes, 4.763% due 8/1/16	370,812
540,000	Novartis Capital Corp., Company Guaranteed Notes, 2.000% due 2/14/27	562,469
	Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA, Senior Unsecured Notes:
17,000	7.375% due 6/1/25(a)	18,020
129,000	7.250% due 2/1/28(a)	138,353
540,000	PepsiCo Inc., Senior Unsecured Notes, 3.625% due 3/19/50	641,742
	Performance Food Group Inc., Company Guaranteed Notes:
100,000	5.500% due 10/15/27(a)	104,125
80,000	4.250% due 8/1/29(a)	80,271
	Pfizer Inc., Senior Unsecured Notes:
720,000	1.700% due 5/28/30	721,204
1,050,000	1.750% due 8/18/31	1,044,913
45,000	Post Holdings Inc., Company Guaranteed Notes, 5.500% due 12/15/29(a)	48,206
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(a)	70,666
400,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.125% due 9/5/29	410,004
320,000	Quest Diagnostics Inc., Senior Unsecured Notes, 2.800% due 6/30/31	339,668
160,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	171,600
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$70,000	Rent-A-Center Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	$75,425
	Royalty Pharma PLC, Company Guaranteed Notes:
1,255,000	2.200% due 9/2/30	1,244,101
445,000	3.300% due 9/2/40	451,841
180,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(a)	184,219
75,000	Sabre GLBL Inc., Senior Secured Notes, 9.250% due 4/15/25(a)	86,438
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(a)	231,000
305,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	322,538
425,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(a)	465,704
	Spectrum Brands Inc., Company Guaranteed Notes:
130,000	5.000% due 10/1/29(a)	136,500
80,000	3.875% due 3/15/31(a)	78,980
310,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	336,737
	Sysco Corp., Company Guaranteed Notes:
200,000	3.250% due 7/15/27	217,665
225,000	3.300% due 2/15/50	235,953
200,000	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	199,445
	Tenet Healthcare Corp.:
	Senior Secured Notes:
80,000	5.125% due 11/1/27(a)	84,200
125,000	4.250% due 6/1/29(a)	127,724
255,000	Company Guaranteed Notes, 6.125% due 10/1/28(a)	269,192
200,000	Secured Notes, 6.250% due 2/1/27(a)	208,500
85,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	84,127
135,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(a)	145,800
	United Rentals North America Inc., Company Guaranteed Notes:
15,000	5.250% due 1/15/30	16,444
25,000	3.875% due 2/15/31	25,877
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,270,000	2.375% due 8/15/24	1,338,168
70,000	3.500% due 8/15/39	79,002
	US Foods Inc.:
75,000	Company Guaranteed Notes, 4.750% due 2/15/29(a)	76,781
15,000	Senior Secured Notes, 6.250% due 4/15/25(a)	15,806
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$130,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25(a)	$132,085
145,000	Vizient Inc., Senior Unsecured Notes, 6.250% due 5/15/27(a)	151,888
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(a)	125,554
	Total Consumer Non-cyclical	69,625,282
Energy – 2.3%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(a)	70,525
250,000	AI Candelaria Spain SLU, Senior Secured Notes, 5.750% due 6/15/33(a)	253,637
105,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(a)	108,150
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	71,220
	Apache Corp., Senior Unsecured Notes:
70,000	4.625% due 11/15/25	75,755
135,000	4.375% due 10/15/28	145,664
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(a)	663,495
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(a)	59,469
	BP Capital Markets America Inc., Company Guaranteed Notes:
565,000	3.633% due 4/6/30	638,039
45,000	3.060% due 6/17/41	46,279
695,000	2.939% due 6/4/51	681,383
455,000	3.379% due 2/8/61	473,525
445,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.950% due 1/15/23	459,096
5,250,000	Cenovus Energy Inc., Senior Unsecured Notes, 4.250% due 4/15/27	5,824,870
85,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(a)	90,737
180,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Company Guaranteed Notes, 6.500% due 3/15/26(a)	184,950
40,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(a)	41,653
340,720	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	343,817
215,000	Enable Midstream Partners LP, Company Guaranteed Notes, 5.000% due 5/15/44	235,061
90,000	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 6.625% due 7/15/25(a)	95,440
	Energy Transfer LP, Senior Unsecured Notes:
220,000	4.750% due 1/15/26	246,647
330,000	3.900% due 7/15/26	362,277
1,260,000	4.900% due 3/15/35	1,453,133
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$1,683,000	5.950% due 10/1/43	$2,096,144
630,000	6.250% due 4/15/49	834,033
	Enterprise Products Operating LLC, Company Guaranteed Notes:
420,000	3.750% due 2/15/25	456,404
6,000,000	4.150% due 10/16/28	6,892,273
1,010,000	4.800% due 2/1/49	1,258,181
	EQM Midstream Partners LP, Senior Unsecured Notes:
50,000	6.500% due 7/1/27(a)	55,750
85,000	4.750% due 1/15/31(a)	86,487
80,000	EQT Corp., Senior Unsecured Notes, 7.500% due 2/1/30	103,942
630,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	736,369
95,000	Exterran Energy Solutions LP/EES Finance Corp., Company Guaranteed Notes, 8.125% due 5/1/25	85,500
	Exxon Mobil Corp., Senior Unsecured Notes:
295,000	2.992% due 3/19/25	315,642
570,000	4.227% due 3/19/40	689,309
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
400,000	2.160% due 3/31/34(a)	398,112
500,000	2.625% due 3/31/36	499,479
700,000	2.940% due 9/30/40(a)	710,978
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(a)	174,000
600,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	522,006
175,000	Gulfport Energy Corp., Company Guaranteed Notes, 6.375% due 5/15/25(d)(e)	7,000
81,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 8.000% due 5/17/26(a)	86,133
	Halliburton Co., Senior Unsecured Notes:
220,000	2.920% due 3/1/30	228,583
155,000	5.000% due 11/15/45	186,254
295,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	401,180
	Hess Midstream Operations LP, Company Guaranteed Notes:
160,000	5.625% due 2/15/26(a)	166,139
145,000	5.125% due 6/15/28(a)	151,887
165,000	4.250% due 2/15/30(a)	167,062
190,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 6.250% due 11/1/28(a)	196,344
300,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	304,503
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$85,000	Indigo Natural Resources LLC, Senior Unsecured Notes, 5.375% due 2/1/29(a)	$87,762
560,000	Marathon Petroleum Corp., Senior Unsecured Notes, 4.700% due 5/1/25	627,112
	MEG Energy Corp., Company Guaranteed Notes:
175,000	7.125% due 2/1/27(a)	184,145
20,000	5.875% due 2/1/29(a)	20,598
120,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(a)	102,524
	MPLX LP, Senior Unsecured Notes:
6,838,000	1.223% (3-Month USD-LIBOR + 1.100%) due 9/9/22(f)	6,837,829
225,000	1.750% due 3/1/26	227,848
315,000	4.125% due 3/1/27	353,467
210,000	4.000% due 3/15/28	234,660
360,000	4.700% due 4/15/48	420,745
140,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	142,100
90,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	75,402
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	286,804
125,000	Oasis Petroleum Inc., Company Guaranteed Notes, 6.375% due 6/1/26(a)	130,469
	Occidental Petroleum Corp., Senior Unsecured Notes:
95,000	8.000% due 7/15/25	114,475
225,000	6.625% due 9/1/30	280,688
205,000	6.125% due 1/1/31	247,886
45,000	6.450% due 9/15/36	56,250
45,000	6.600% due 3/15/46	56,930
80,000	Ovintiv Inc., Company Guaranteed Notes, 7.375% due 11/1/31	107,130
140,000	Par Petroleum LLC/Par Petroleum Finance Corp., Senior Secured Notes, 7.750% due 12/15/25(a)	139,125
95,000	Parkland Corp., Company Guaranteed Notes, 4.500% due 10/1/29(a)	97,375
40,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	26,200
59,618	Peabody Energy Corp., Senior Secured Notes, 8.500% due 12/31/24(a)(c)	47,694
	Petrobras Global Finance BV, Company Guaranteed Notes:
500,000	6.750% due 6/3/50	578,180
50,000	5.500% due 6/10/51	49,938
65,000	PIC AU Holdings LLC/PIC AU Holdings Corp., Senior Secured Notes, 10.000% due 12/31/24(a)	64,675
280,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 1.125% due 1/15/26	277,383
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$200,000	PTTEP Treasury Center Co., Ltd., Company Guaranteed Notes, 2.587% due 6/10/27(a)	$209,344
955,000	Qatar Petroleum, Senior Unsecured Notes, 2.250% due 7/12/31(a)	962,988
110,000	Rattler Midstream LP, Company Guaranteed Notes, 5.625% due 7/15/25(a)	115,500
200,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 2.694% due 6/17/31(a)	204,650
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
320,000	5.000% due 3/15/27	370,186
200,000	4.500% due 5/15/30	231,673
3,530,000	Schlumberger Investment SA, Company Guaranteed Notes, 2.650% due 6/26/30	3,708,126
645,000	Shell International Finance BV, Company Guaranteed Notes, 3.250% due 4/6/50	697,772
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(a)	106,349
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
105,000	6.000% due 4/15/27	109,716
55,000	4.500% due 5/15/29	55,688
240,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.875% due 2/1/31	261,072
480,000	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.386% due 6/29/60	514,311
50,000	Transocean Inc., Company Guaranteed Notes, 11.500% due 1/30/27(a)	50,369
300,000	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(a)	290,250
542,283	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(a)	561,946
325,000	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 9/1/27	340,392
295,000	Valero Energy Corp., Senior Unsecured Notes, 2.850% due 4/15/25	311,339
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(a)	136,338
125,000	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(a)	131,113
44,000	Weatherford International Ltd., Company Guaranteed Notes, 11.000% due 12/1/24(a)	45,980
	Western Midstream Operating LP, Senior Unsecured Notes:
150,000	4.350% due 2/1/25	157,623
155,000	5.300% due 2/1/30	173,695
215,000	Williams Cos. Inc., Senior Unsecured Notes, 3.750% due 6/15/27	238,830
	Total Energy	52,295,160
Financial – 9.2%
	Acrisure LLC/Acrisure Finance Inc.:
95,000	Senior Secured Notes, 4.250% due 2/15/29(a)	94,050
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$80,000	Senior Unsecured Notes, 6.000% due 8/1/29(a)	$78,800
430,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	456,988
590,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	566,390
135,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Unsecured Notes, 6.750% due 10/15/27(a)	140,400
515,000	American Express Co., Senior Unsecured Notes, 4.200% due 11/6/25	584,232
1,575,000	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	1,656,171
3,700,000	American Tower Trust #1, Asset Backed, 3.070% due 3/15/23(a)	3,714,246
85,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(a)	86,381
	AssuredPartners Inc., Senior Unsecured Notes:
160,000	7.000% due 8/15/25(a)	162,600
25,000	5.625% due 1/15/29(a)	25,162
425,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	479,879
	Avolon Holdings Funding Ltd.:
155,000	Company Guaranteed Notes, 3.250% due 2/15/27(a)	160,745
295,000	Senior Unsecured Notes, 2.125% due 2/21/26(a)	294,359
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%) (a)(b)(f)	213,468
250,000	Banco de Credito del Peru, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000%) due 7/1/30(f)	250,000
350,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	368,379
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(a)(f)	202,552
200,000	Banco General SA, Junior Subordinated Notes, 5.250% (5-Year CMT Index + 3.665%) (a)(b)(f)	206,502
600,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(f)	605,100
	Banco Macro SA, Subordinated Notes:
200,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(a)(f)	181,300
650,000	6.750% (5-Year USD Swap Rate + 5.463%) due 11/4/26(f)	589,225
600,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%) (b)(f)	681,096
500,000	Bangkok Bank PCL, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.729%) (b)(f)	523,750
	Bank of America Corp., Senior Unsecured Notes:
2,375,000	2.456% (3-Month USD-LIBOR + 0.870%) due 10/22/25(f)	2,486,295
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,535,000	3.559% (3-Month USD-LIBOR + 1.060%) due 4/23/27(f)	$1,683,827
80,000	1.734% (SOFRRATE + 0.960%) due 7/22/27(f)	81,068
885,000	3.824% (3-Month USD-LIBOR + 1.575%) due 1/20/28(f)	986,003
1,000,000	3.974% (3-Month USD-LIBOR + 1.210%) due 2/7/30(f)	1,135,835
690,000	1.898% (SOFRRATE + 1.530%) due 7/23/31(f)	675,837
6,075,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(f)	5,951,146
685,000	3.311% (SOFRRATE + 1.580%) due 4/22/42(f)	738,575
2,345,000	4.083% (3-Month USD-LIBOR + 3.150%) due 3/20/51(f)	2,830,707
	Bank of New York Mellon Corp., Senior Unsecured Notes:
455,000	2.100% due 10/24/24	476,338
115,000	2.450% due 8/17/26	122,427
420,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.400% due 2/11/24	448,139
5,000,000	Barclays PLC, Senior Unsecured Notes, 4.375% due 1/12/26	5,622,871
1,045,000	BBVA USA, Senior Unsecured Notes, 2.500% due 8/27/24	1,100,103
500,000	BDO Unibank Inc., Senior Unsecured Notes, 2.950% due 3/6/23	516,750
525,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 4.200% due 8/15/48	652,919
1,170,000	BlackRock Inc., Senior Unsecured Notes, 1.900% due 1/28/31	1,178,978
1,055,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(a)	1,035,136
	BNP Paribas SA, Senior Unsecured Notes:
935,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(a)(f)	962,446
495,000	1.323% (SOFRRATE + 1.004%) due 1/13/27(a)(f)	490,925
845,000	BOC Aviation USA Corp., Company Guaranteed Notes, 1.625% due 4/29/24(a)	853,945
	Boston Properties LP, Senior Unsecured Notes:
665,000	3.650% due 2/1/26	732,086
3,000,000	2.750% due 10/1/26	3,199,563
2,983,000	3.400% due 6/21/29	3,273,296
185,000	Brighthouse Financial Global Funding, Senior Secured Notes, 1.000% due 4/12/24(a)	186,474
310,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	313,857
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 0.904% (3-Month USD-LIBOR + 0.780%) due 10/9/24(f)	201,442
	Citigroup Inc., Senior Unsecured Notes:
805,000	2.876% (3-Month USD-LIBOR + 0.950%) due 7/24/23(f)	822,519
165,000	3.352% (3-Month USD-LIBOR + 0.897%) due 4/24/25(f)	175,857
990,000	0.981% (SOFRRATE + 0.669%) due 5/1/25(f)	994,466
550,000	3.700% due 1/12/26	608,043
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$5,000,000	3.106% (SOFRRATE + 2.842%) due 4/8/26(f)	$5,347,192
1,180,000	1.462% (SOFRRATE + 0.770%) due 6/9/27(f)	1,183,458
815,000	3.668% (3-Month USD-LIBOR + 1.390%) due 7/24/28(f)	903,232
1,560,000	4.412% (SOFRRATE + 3.914%) due 3/31/31(f)	1,827,710
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730%) due 4/1/31(a)(f)	5,664,319
	Crown Castle International Corp., Senior Unsecured Notes:
3,000,000	3.800% due 2/15/28	3,337,492
395,000	4.300% due 2/15/29	455,588
	DBS Group Holdings Ltd.:
	Subordinated Notes:
300,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(f)	321,120
400,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(f)	400,356
200,000	Senior Unsecured Notes, 0.745% (3-Month USD-LIBOR + 0.620%) due 7/25/22(f)	200,863
400,000	Discover Financial Services, Senior Unsecured Notes, 4.100% due 2/9/27	449,964
	Equinix Inc., Senior Unsecured Notes:
115,000	1.800% due 7/15/27	116,740
210,000	2.000% due 5/15/28	212,982
495,000	2.500% due 5/15/31	507,573
1,225,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(a)	1,230,552
6,017,000	ERP Operating LP, Senior Unsecured Notes, 3.375% due 6/1/25	6,517,154
555,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.375% due 1/28/25	580,636
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(a)	6,521,635
900,000	GE Capital Funding LLC, Company Guaranteed Notes, 4.400% due 5/15/30	1,054,302
	Gilex Holding SARL, Senior Secured Notes:
200,000	8.500% due 5/2/23(a)	207,202
150,000	8.500% due 5/2/23	155,402
209,392	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(a)(c)	207,560
260,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	305,297
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,150,000	2.905% (3-Month USD-LIBOR + 0.990%) due 7/24/23(f)	1,175,312
920,000	1.295% (3-Month USD-LIBOR + 1.170%) due 5/15/26(f)	942,108
540,000	3.500% due 11/16/26	587,849
6,865,000	1.431% (SOFRRATE + 0.798%) due 3/9/27(f)	6,890,949
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(f)	294,087
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(f)	$1,795,896
830,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(f)	839,106
590,000	6.250% due 2/1/41	875,677
470,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(a)	472,356
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(a)	66,788
	HSBC Holdings PLC, Senior Unsecured Notes:
1,950,000	3.033% (3-Month USD-LIBOR + 0.923%) due 11/22/23(f)	2,013,240
315,000	0.976% (SOFRRATE + 0.708%) due 5/24/25(f)	315,159
1,685,000	4.583% (3-Month USD-LIBOR + 1.535%) due 6/19/29(f)	1,946,605
1,400,000	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(f)	1,569,350
	Iron Mountain Inc., Company Guaranteed Notes:
70,000	4.875% due 9/15/29(a)	73,836
100,000	4.500% due 2/15/31(a)	102,844
105,000	iStar Inc., Senior Unsecured Notes, 4.750% due 10/1/24	111,437
	Itau Unibanco Holding SA, Junior Subordinated Notes:
200,000	4.625% (5-Year CMT Index + 3.222%) (b)(f)	193,752
200,000	6.125% (5-Year CMT Index + 3.981%) (b)(f)	204,202
	JPMorgan Chase & Co., Senior Unsecured Notes:
2,760,000	3.300% due 4/1/26	3,016,905
4,170,000	3.960% (3-Month USD-LIBOR + 1.245%) due 1/29/27(f)	4,642,792
730,000	3.509% (3-Month USD-LIBOR + 0.945%) due 1/23/29(f)	806,702
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(f)	6,018,991
1,150,000	2.580% (SOFRRATE + 1.250%) due 4/22/32(f)	1,186,645
560,000	3.157% (SOFRRATE + 1.460%) due 4/22/42(f)	593,713
500,000	Kasikornbank PCL, Junior Subordinated Notes, 5.275% (5-Year CMT Index + 4.940%) (b)(f)	526,875
575,000	KeyCorp, Senior Unsecured Notes, 2.550% due 10/1/29	605,650
15,000	LD Holdings Group LLC, Company Guaranteed Notes, 6.125% due 4/1/28(a)	14,743
	Macquarie Group Ltd., Senior Unsecured Notes:
440,000	4.150% (3-Month USD-LIBOR + 1.330%) due 3/27/24(a)(f)	463,652
465,000	1.629% (SOFRRATE + 0.910%) due 9/23/27(a)(f)	467,003
500,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(f)	497,100
555,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	718,229
	Massachusetts Mutual Life Insurance Co., Subordinated Notes:
440,000	3.375% due 4/15/50(a)	473,377
150,000	3.729% due 10/15/70(a)	163,743
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$405,000	Mastercard Inc., Senior Unsecured Notes, 2.950% due 3/15/51	$428,349
470,000	Mitsubishi UFJ Financial Group Inc., Senior Unsecured Notes, 0.860% (3-Month USD-LIBOR + 0.740%) due 3/2/23(f)	474,185
	Morgan Stanley, Senior Unsecured Notes:
875,000	3.737% (3-Month USD-LIBOR + 0.847%) due 4/24/24(f)	921,051
2,145,000	3.700% due 10/23/24	2,336,396
1,120,000	1.593% (SOFRRATE + 0.879%) due 5/4/27(f)	1,130,531
5,031,000	3.591% (3-Month USD-LIBOR + 1.340%) due 7/22/28(f)	5,589,516
3,600,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(f)	3,769,485
675,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(f)	659,929
	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes:
30,000	6.000% due 1/15/27(a)	31,613
150,000	5.500% due 8/15/28(a)	155,813
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	105,000
140,000	New York Life Insurance Co., Subordinated Notes, 3.750% due 5/15/50(a)	161,613
	NFP Corp.:
60,000	Senior Secured Notes, 4.875% due 8/15/28(a)	61,050
135,000	Senior Unsecured Notes, 6.875% due 8/15/28(a)	138,544
400,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(a)	401,507
	Office Properties Income Trust, Senior Unsecured Notes:
1,230,000	4.250% due 5/15/24	1,313,750
3,995,000	4.500% due 2/1/25	4,319,487
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	134,406
40,000	6.625% due 1/15/28	46,169
90,000	5.375% due 11/15/29	98,325
800,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 4.250% due 6/19/24	869,862
60,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(a)	61,800
	PennyMac Financial Services Inc., Company Guaranteed Notes:
95,000	5.375% due 10/15/25(a)	98,304
50,000	4.250% due 2/15/29(a)	48,125
500,000	PNC Bank N.A., Subordinated Notes, 2.700% due 10/22/29	532,934
435,000	Progressive Corp., Senior Unsecured Notes, 3.200% due 3/26/30	480,822
	Realogy Group LLC/Realogy Co.-Issuer Corp.:
65,000	Company Guaranteed Notes, 5.750% due 1/15/29(a)	68,026
105,000	Secured Notes, 7.625% due 6/15/25(a)	113,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,380,000	Royal Bank of Canada, Senior Unsecured Notes, 1.150% due 7/14/26	$1,384,047
	Santander Holdings USA Inc., Senior Unsecured Notes:
605,000	3.700% due 3/28/22	614,678
435,000	3.400% due 1/18/23	450,973
2,992,000	SBA Tower Trust, Asset Backed, 3.722% due 4/11/23(a)	3,023,686
250,000	Shinhan Financial Group Co., Ltd., Junior Subordinated Notes, 2.875% (5-Year CMT Index + 2.064%) (a)(b)(f)	247,645
	Simon Property Group LP, Senior Unsecured Notes:
3,000,000	3.500% due 9/1/25	3,272,751
1,905,000	2.200% due 2/1/31	1,899,313
7,000,000	Standard Chartered PLC, Senior Unsecured Notes, 1.456% (1-Year CMT Index + 1.000%) due 1/14/27(a)(f)	6,936,380
1,470,000	State Street Corp., Senior Unsecured Notes, 3.776% (3-Month USD-LIBOR + 0.770%) due 12/3/24(f)	1,580,875
4,000,000	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.850% due 3/25/24(a)	4,019,171
	Temasek Financial I Ltd., Company Guaranteed Notes:
800,000	1.000% due 10/6/30(a)	758,454
250,000	1.000% due 10/6/30	237,017
1,360,000	Truist Financial Corp., Senior Unsecured Notes, 1.887% (SOFRRATE + 0.862%) due 6/7/29(f)	1,378,346
1,254,000	UBS Group AG, Senior Unsecured Notes, 1.364% (1-Year CMT Index + 1.080%) due 1/30/27(a)(f)	1,251,156
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	5,598,481
823,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%)(b)(f)	625,488
	United Overseas Bank Ltd.:
300,000	Junior Subordinated Notes, 3.875% (5-Year USD Swap Rate + 1.794%) (b)(f)	311,811
400,000	Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(f)	400,364
70,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Company Guaranteed Notes, 6.500% due 2/15/29(a)	72,953
5,480,000	Ventas Realty LP, Company Guaranteed Notes, 3.500% due 2/1/25	5,899,608
175,000	VEREIT Operating Partnership LP, Company Guaranteed Notes, 2.850% due 12/15/32	185,152
25,000	VICI Properties LP/VICI Note Co., Inc., Company Guaranteed Notes, 3.750% due 2/15/27(a)	26,000
220,000	Visa Inc., Senior Unsecured Notes, 4.300% due 12/14/45	282,049
170,000	Vornado Realty LP, Senior Unsecured Notes, 2.150% due 6/1/26	174,024
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Weingarten Realty Investors, Senior Unsecured Notes:
$1,012,000	3.500% due 4/15/23	$1,050,032
300,000	4.450% due 1/15/24	322,241
	Wells Fargo & Co.:
	Senior Unsecured Notes:
620,000	3.000% due 4/22/26	670,933
3,969,000	2.188% (SOFRRATE + 2.000%) due 4/30/26(f)	4,122,457
425,000	3.584% (3-Month USD-LIBOR + 1.310%) due 5/22/28(f)	471,479
495,000	5.013% (SOFRRATE + 4.502%) due 4/4/51(f)	689,263
360,000	Subordinated Notes, 4.900% due 11/17/45	466,969
	Welltower Inc., Senior Unsecured Notes:
390,000	2.700% due 2/15/27	413,864
460,000	2.050% due 1/15/29	463,166
40,000	WeWork Cos. Inc., Company Guaranteed Notes, 7.875% due 5/1/25(a)	39,400
775,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	822,676
400,000	Woori Bank, Junior Subordinated Notes, 4.250% (5-Year CMT Index + 2.664%) (b)(f)	416,000
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(a)	106,000
90,000	4.875% due 6/1/29(a)	92,700
	Total Financial	206,561,898
Government – 0.0%
300,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	321,897
500,000	Malaysia Wakala Sukuk Bhd, Senior Unsecured Notes, 3.075% due 4/28/51(a)	523,045
	Total Government	844,942
Industrial – 1.5%
130,000	Advanced Drainage Systems Inc., Company Guaranteed Notes, 5.000% due 9/30/27(a)	135,200
90,000	APi Group DE Inc., Company Guaranteed Notes, 4.125% due 7/15/29(a)	88,200
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(a)	203,850
415,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	456,840
65,000	Atkore Inc., Senior Unsecured Notes, 4.250% due 6/1/31(a)	67,194
455,000	Berry Global Inc., Senior Secured Notes, 0.950% due 2/15/24(a)	456,434
	Boeing Co., Senior Unsecured Notes:
1,025,000	5.040% due 5/1/27	1,181,661
460,000	2.950% due 2/1/30	472,870
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$55,000	Bombardier Inc., Senior Unsecured Notes, 6.000% due 10/15/22(a)	$55,066
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(a)	149,800
90,000	4.250% due 2/1/32(a)	92,451
	Carrier Global Corp., Senior Unsecured Notes:
270,000	2.242% due 2/15/25	281,329
210,000	3.577% due 4/5/50	228,502
415,000	Caterpillar Inc., Senior Unsecured Notes, 2.600% due 4/9/30	442,830
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(a)	49,387
160,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(a)	171,048
470,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	506,186
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(a)	1,112,770
185,000	FedEx Corp., Company Guaranteed Notes, 4.750% due 11/15/45	233,243
75,000	First Student Bidco Inc./First Transit Parent Inc., Senior Secured Notes, 4.000% due 7/31/29(a)	74,427
50,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 5.500% due 5/1/28(a)	50,775
	General Electric Co., Senior Unsecured Notes:
300,000	3.625% due 5/1/30	337,258
345,000	5.875% due 1/14/38	474,795
180,000	6.875% due 1/10/39	272,408
210,000	GFL Environmental Inc., Company Guaranteed Notes, 4.000% due 8/1/28(a)	208,425
70,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(a)	71,400
85,000	Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, Senior Secured Notes, 6.000% due 9/15/28(a)	88,825
240,000	Jeld-Wen Inc., Company Guaranteed Notes, 4.625% due 12/15/25(a)	244,570
730,000	John Deere Capital Corp., Senior Unsecured Notes, 1.750% due 3/9/27	751,773
30,000	Kenan Advantage Group Inc., Senior Unsecured Notes, 7.875% due 7/31/23(a)	30,027
505,000	L3Harris Technologies Inc., Senior Unsecured Notes, 3.850% due 6/15/23	533,913
300,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.090% due 9/15/52	379,925
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(a)	70,384
75,000	Senior Unsecured Notes, 5.875% due 6/30/29(a)	76,781
145,000	Norfolk Southern Corp., Senior Unsecured Notes, 3.400% due 11/1/49	155,534
	Northrop Grumman Corp., Senior Unsecured Notes:
4,875,000	2.930% due 1/15/25	5,183,772
665,000	5.150% due 5/1/40	879,201
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$1,365,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	$1,426,123
200,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.200% due 4/1/27(a)	226,057
	Raytheon Technologies Corp., Senior Unsecured Notes:
1,765,000	3.125% due 5/4/27	1,925,127
1,457,000	6.700% due 8/1/28	1,916,722
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(a)	71,575
1,305,000	Siemens Financieringsmaatschappij NV, Company Guaranteed Notes, 1.200% due 3/11/26(a)	1,309,878
797,025	Stoneway Capital Corp., Senior Secured Notes, 10.000% due 3/1/27(d)(e)	211,212
117,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(a)	134,941
690,000	Textron Inc., Senior Unsecured Notes, 2.450% due 3/15/31	700,420
55,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(a)	56,524
200,000	TK Elevator US Newco Inc., Senior Secured Notes, 5.250% due 7/15/27(a)	211,314
95,000	Trane Technologies Luxembourg Finance SA, Company Guaranteed Notes, 4.500% due 3/21/49	120,749
	TransDigm Inc.:
	Senior Secured Notes:
35,000	8.000% due 12/15/25(a)	37,450
220,000	6.250% due 3/15/26(a)	231,000
125,000	Company Guaranteed Notes, 5.500% due 11/15/27	127,840
140,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 6.625% due 11/1/25(a)	142,100
	Triumph Group Inc.:
109,000	Company Guaranteed Notes, 7.750% due 8/15/25	109,040
55,000	Secured Notes, 6.250% due 9/15/24(a)	55,613
	Union Pacific Corp., Senior Unsecured Notes:
740,000	2.375% due 5/20/31	764,597
705,000	2.973% due 9/16/62	695,577
510,000	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26(a)	510,566
210,000	Waste Management Inc., Company Guaranteed Notes, 2.000% due 6/1/29	213,832
85,000	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(a)	86,629
	WRKCo Inc., Company Guaranteed Notes:
415,000	3.750% due 3/15/25	451,424
5,245,000	3.900% due 6/1/28	5,912,465
	Total Industrial	33,917,829
Technology – 2.1%
545,000	Activision Blizzard Inc., Senior Unsecured Notes, 2.500% due 9/15/50	486,613
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	Apple Inc., Senior Unsecured Notes:
$5,130,000	1.125% due 5/11/25	$5,190,244
240,000	1.200% due 2/8/28	237,516
975,000	1.250% due 8/20/30	939,719
1,090,000	3.850% due 5/4/43	1,300,083
45,000	Austin BidCo Inc., Senior Unsecured Notes, 7.125% due 12/15/28(a)	45,619
60,000	Banff Merger Sub Inc., Senior Unsecured Notes, 9.750% due 9/1/26(a)	62,925
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(a)	16,057
	Broadcom Inc.:
	Company Guaranteed Notes:
3,240,000	4.110% due 9/15/28	3,631,835
345,000	4.300% due 11/15/32	394,820
1,162,000	Senior Unsecured Notes, 3.419% due 4/15/33(a)	1,233,007
45,000	Camelot Finance SA, Senior Secured Notes, 4.500% due 11/1/26(a)	46,960
125,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(a)	130,625
90,000	Clarivate Science Holdings Corp., Senior Unsecured Notes, 4.875% due 7/1/29(a)	92,832
385,000	Dell International LLC/EMC Corp., Senior Secured Notes, 6.020% due 6/15/26	459,807
1,195,000	Fidelity National Information Services Inc., Senior Unsecured Notes, 2.250% due 3/1/31	1,205,835
2,325,000	Fiserv Inc., Senior Unsecured Notes, 2.250% due 6/1/27	2,416,542
5,794,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 0.858% (3-Month USD-LIBOR + 0.720%) due 10/5/21(f)	5,794,232
	Intel Corp., Senior Unsecured Notes:
335,000	2.450% due 11/15/29	353,403
550,000	2.800% due 8/12/41	557,828
385,000	3.250% due 11/15/49	411,205
290,000	3.050% due 8/12/51	298,970
	International Business Machines Corp., Senior Unsecured Notes:
215,000	3.300% due 5/15/26	236,696
1,430,000	1.950% due 5/15/30	1,434,749
	Marvell Technology Inc., Company Guaranteed Notes:
795,000	2.450% due 4/15/28(a)	817,762
610,000	2.950% due 4/15/31(a)	635,277
770,000	Microchip Technology Inc., Senior Secured Notes, 2.670% due 9/1/23	799,347
580,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	623,708
235,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	242,145
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	NVIDIA Corp., Senior Unsecured Notes:
$225,000	1.550% due 6/15/28	$226,058
1,065,000	2.850% due 4/1/30	1,153,258
50,000	3.500% due 4/1/40	56,889
2,200,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24(a)	2,408,491
	Oracle Corp., Senior Unsecured Notes:
520,000	1.900% due 9/15/21	520,314
1,140,000	2.300% due 3/25/28	1,177,969
650,000	2.875% due 3/25/31	684,619
1,960,000	3.600% due 4/1/50	2,044,321
355,000	3.950% due 3/25/51	392,060
230,000	4.100% due 3/25/61	260,687
10,000	Rackspace Technology Global Inc., Company Guaranteed Notes, 5.375% due 12/1/28(a)	9,897
395,000	Roper Technologies Inc., Senior Unsecured Notes, 4.200% due 9/15/28	455,403
	salesforce.com Inc., Senior Unsecured Notes:
220,000	3.250% due 4/11/23	229,907
1,185,000	1.950% due 7/15/31	1,201,959
60,000	Science Applications International Corp., Company Guaranteed Notes, 4.875% due 4/1/28(a)	62,663
75,000	Seagate HDD Cayman, Company Guaranteed Notes, 3.375% due 7/15/31(a)	74,250
6,680,000	Xilinx Inc., Senior Unsecured Notes, 2.375% due 6/1/30	6,862,957
	Total Technology	47,918,063
Utilities – 2.3%
310,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	329,675
200,000	AES Andes SA, Junior Subordinated Notes, 6.350% (5-Year CMT Index + 4.917%) due 10/7/79(a)(f)	211,300
300,000	AES Andres BV, Company Guaranteed Notes, 5.700% due 5/4/28(a)	309,000
425,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	471,838
1,065,000	American Water Capital Corp., Senior Unsecured Notes, 3.750% due 9/1/28	1,209,518
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
775,000	6.125% due 4/1/36	1,090,432
1,100,000	5.950% due 5/15/37	1,517,055
	Calpine Corp.:
	Senior Unsecured Notes:
60,000	5.125% due 3/15/28(a)	61,050
75,000	4.625% due 2/1/29(a)	75,242
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$95,000	Senior Secured Notes, 4.500% due 2/15/28(a)	$97,850
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(a)	162,140
70,000	Cleco Corporate Holdings LLC, Senior Unsecured Notes, 4.973% due 5/1/46	87,713
360,000	Commonwealth Edison Co., 1st Mortgage Notes, 4.000% due 3/1/48	432,221
470,000	Dominion Energy Inc., Senior Unsecured Notes, 3.900% due 10/1/25	517,348
500,000	Dominion Energy South Carolina Inc., 1st Mortgage Notes, 5.100% due 6/1/65	739,752
1,590,000	Duke Energy Carolinas LLC, 1st Mortgage Notes, 5.300% due 2/15/40	2,176,265
	Duke Energy Corp., Senior Unsecured Notes:
5,000,000	0.900% due 9/15/25	4,970,459
645,000	2.650% due 9/1/26	685,752
1,035,000	2.550% due 6/15/31	1,064,312
210,000	Duke Energy Progress LLC, 1st Mortgage Notes, 2.000% due 8/15/31	210,142
208,650	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	205,001
600,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	592,488
705,000	Enel Finance International NV, Company Guaranteed Notes, 1.375% due 7/12/26(a)	706,964
495,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	519,816
880,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	940,241
172,353	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	175,800
510,000	Georgia Power Co., Senior Unsecured Notes, 2.100% due 7/30/23	526,500
900,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	607,500
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	204,752
750,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(a)	797,424
200,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31(a)	201,750
400,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25	409,263
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(a)	91,841
717,360	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(a)	843,795
	Minejesa Capital BV, Senior Secured Notes:
600,000	4.625% due 8/10/30	626,250
300,000	5.625% due 8/10/37	325,125
155,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(a)	207,759
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
445,000	2.750% due 5/1/25	472,256
1,175,000	2.250% due 6/1/30	1,197,153
1,375,000	NiSource Inc., Senior Unsecured Notes, 3.600% due 5/1/30	1,531,421
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(a)	$203,500
920,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	1,166,253
	Pacific Gas & Electric Co.:
1,730,000	1st Mortgage Notes, 2.500% due 2/1/31	1,629,879
265,000	Senior Secured Notes, 1.367% due 3/10/23	264,212
140,000	PacifiCorp, 1st Mortgage Notes, 3.300% due 3/15/51	149,452
75,000	PG&E Corp., Senior Secured Notes, 5.000% due 7/1/28	74,437
140,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(a)	142,275
	Puget Energy Inc., Senior Secured Notes:
735,000	3.650% due 5/15/25	791,224
395,000	4.100% due 6/15/30	442,968
	Sempra Energy, Senior Unsecured Notes:
1,395,000	3.400% due 2/1/28	1,521,620
6,932,000	4.000% due 2/1/48	7,840,698
176,049	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	196,696
	Southern California Edison Co.:
	1st Mortgage Notes:
330,000	2.850% due 8/1/29	346,408
5,000,000	4.875% due 3/1/49	5,994,132
970,000	1st Ref Notes, 4.125% due 3/1/48	1,048,883
2,075,000	Southern Co., Senior Unsecured Notes, 3.700% due 4/30/30	2,313,760
	Total Utilities	51,728,560
	TOTAL CORPORATE BONDS & NOTES (Cost – $582,080,643)	581,594,526
COLLATERALIZED MORTGAGE OBLIGATIONS – 23.9%
1,570,097	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(a)(e)	1,570,862
485,925	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(a)(e)	492,362
750,000	Alen Mortgage Trust, Series 2021-ACEN, Class D, 3.196% (1-Month USD-LIBOR + 3.100%) due 4/15/34(a)(f)	755,607
	Alternative Loan Trust:
796,761	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	799,936
6,371,213	Series 2005-7CB, Class 2A2, 4.966% (1-Month USD-LIBOR + 5.050%) due 3/1/38(f)(g)	805,646
6,371,213	Series 2005-7CB, Class 2A5, 0.534% (1-Month USD-LIBOR + 0.450%) due 3/1/38(f)	5,214,617
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,000,698	Series 2007-4CB, Class 1A1, 0.684% (1-Month USD-LIBOR + 0.600%) due 4/25/37(f)	$2,399,162
	Angel Oak Mortgage Trust:
952,371	Series 2020-R1, Class A1, 0.990% due 4/25/53(a)(f)	951,922
936,319	Series 2021-1, Class A1, 0.909% due 1/25/66(a)(f)	930,577
720,056	Series 2021-2, Class A1, 0.985% due 4/25/66(a)(f)	722,853
1,264,249	Series 2021-3, Class A1, 1.068% due 5/25/66(a)(f)	1,266,418
1,015,000	Series 2021-4, Class A1, 1.035% due 1/20/65(a)(f)	1,016,191
1,500,000	Series 2021-5, Class A1, 0.951% due 7/25/66(a)(e)(f)(h)	1,499,979
	Angel Oak Mortgage Trust I LLC:
328,376	Series 2018-3, Class A1, 3.649% due 9/25/48(a)(f)	330,198
467,126	Series 2018-3, Class A2, 3.751% due 9/25/48(a)(f)	469,294
446,071	Series 2018-3, Class A3, 3.853% due 9/25/48(a)(f)	447,737
	Arbor Multifamily Mortgage Securities Trust:
4,000,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(a)	4,267,650
5,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(a)	5,730,131
1,120,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(a)(f)	1,134,613
744,246	Ashford Hospitality Trust, Series 2018-ASHF, Class A, 0.996% (1-Month USD-LIBOR + 0.900%) due 4/15/35(a)(f)	743,395
	BANK:
12,052,624	Series 2017-BNK4, Class XA, 1.547% due 5/15/50(f)(g)	668,933
16,054,695	Series 2018-BN10, Class XA, 0.873% due 2/15/61(f)(g)	638,254
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	7,559,955
12,700,866	Series 2021-BN32, Class XA, 0.893% due 4/15/54(f)(g)	750,988
	BBCMS Mortgage Trust:
178,000	Series 2017-DELC, Class C, 1.296% (1-Month USD-LIBOR + 1.200%) due 8/15/36(a)(f)	177,720
203,000	Series 2017-DELC, Class D, 1.796% (1-Month USD-LIBOR + 1.700%) due 8/15/36(a)(f)	202,681
408,000	Series 2017-DELC, Class E, 2.596% (1-Month USD-LIBOR + 2.500%) due 8/15/36(a)(f)	407,238
407,000	Series 2017-DELC, Class F, 3.596% (1-Month USD-LIBOR + 3.500%) due 8/15/36(a)(f)	407,068
1,236,000	Series 2018-TALL, Class F, 3.331% (1-Month USD-LIBOR + 3.235%) due 3/15/37(a)(f)	1,133,522
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,908,394
1,483,762	Series 2020-C7, Class XA, 1.742% due 4/15/53(f)(g)	154,138
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	BBCMS Trust:
$103,488	Series 2018-BXH, Class A, 1.096% (1-Month USD-LIBOR + 1.000%) due 10/15/37(a)(f)	$103,590
1,083,000	Series 2018-CBM, Class A, 1.096% (1-Month USD-LIBOR + 1.000%) due 7/15/37(a)(f)	1,085,777
7,794,533	Series 2021-C10, Class XA, 1.434% due 7/15/54(f)(g)	777,396
3,228,288	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 3.059% due 2/25/36(f)	2,703,101
	Benchmark Mortgage Trust:
35,391,381	Series 2018-B7, Class XA, 0.595% due 5/15/53(f)(g)	884,448
500,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	540,553
2,372,978	Series 2020-B22, Class XA, 1.635% due 1/15/54(f)(g)	280,232
997,000	BHMS, Series 2018-ATLS, Class A, 1.346% (1-Month USD-LIBOR + 1.250%) due 7/15/35(a)(f)	998,395
	BRAVO Residential Funding Trust:
3,545,362	Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	3,547,256
477,286	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(a)(f)	477,516
737,000	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(a)(f)	738,410
1,400,000	BX, Series 2021-MFM1, Class D, 1.596% (1-Month USD-LIBOR + 1.500%) due 1/15/34(a)(f)	1,400,874
	BX Commercial Mortgage Trust:
7,734,000	Series 2018-BIOA, Class D, 1.417% (1-Month USD-LIBOR + 1.321%) due 3/15/37(a)(f)	7,743,418
4,445,000	Series 2018-IND, Class D, 1.396% (1-Month USD-LIBOR + 1.300%) due 11/15/35(a)(f)	4,449,119
280,000	Series 2018-IND, Class E, 1.796% (1-Month USD-LIBOR + 1.700%) due 11/15/35(a)(f)	280,258
571,949	Series 2019-XL, Class D, 1.546% (1-Month USD-LIBOR + 1.450%) due 10/15/36(a)(f)	572,844
3,789,160	Series 2019-XL, Class E, 1.896% (1-Month USD-LIBOR + 1.800%) due 10/15/36(a)(f)	3,795,095
3,306,578	Series 2019-XL, Class F, 2.096% (1-Month USD-LIBOR + 2.000%) due 10/15/36(a)(f)	3,316,944
	BX Trust:
148,466	Series 2017-SLCT, Class D, 2.146% (1-Month USD-LIBOR + 2.050%) due 7/15/34(a)(f)	148,751
474,300	Series 2017-SLCT, Class E, 3.246% (1-Month USD-LIBOR + 3.150%) due 7/15/34(a)(f)	475,495
102,719	Series 2018-EXCL, Class A, 1.184% (1-Month USD-LIBOR + 1.088%) due 9/15/37(a)(f)	102,724
903,000	Series 2018-GW, Class A, 0.896% (1-Month USD-LIBOR + 0.800%) due 5/15/35(a)(f)	902,743
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(a)(f)	$1,595,508
366,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 1.166% (1-Month USD-LIBOR + 1.070%) due 12/15/37(a)(f)	366,695
345,298	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(a)(e)	347,369
	CD Mortgage Trust:
19,706,693	Series 2017-CD4, Class XA, 1.435% due 5/10/50(f)(g)	987,420
795,000	Series 2017-CD6, Class C, 4.408% due 11/13/50(f)	866,834
15,242,960	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XA, 1.714% due 6/15/50(f)(g)	989,410
2,724,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 2.096% (1-Month USD-LIBOR + 2.000%) due 11/15/36(a)(f)	2,718,038
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,550,385
32,393,851	Series 2015-GC35, Class XA, 0.873% due 11/10/48(f)(g)	840,711
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	8,308,227
2,333,268	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258% due 4/25/66(a)(f)	2,351,681
3,250,750	Cold Storage Trust, Series 2020-ICE5, Class B, 1.396% (1-Month USD-LIBOR + 1.300%) due 11/15/37(a)(f)	3,257,871
	COLT Mortgage Loan Trust:
880,107	Series 2021-1, Class A1, 0.910% due 6/25/66(a)(f)	877,015
714,972	Series 2021-2, Class A1, 0.924% due 8/25/66(a)(f)	714,021
457,832	Series 2021-2R, Class A1, 0.798% due 7/27/54(a)(e)	457,289
	Commercial Mortgage Trust:
198,789,373	Series 2013-CR9, Class XA, 0.083% due 7/10/45(f)(g)	150,941
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,141,142
800,000	Series 2016-DC2, Class C, 4.828% due 2/10/49(f)	856,120
5,650,000	Series 2020-CX, Class A, 2.173% due 11/10/46(a)	5,769,788
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(a)(f)	1,193,129
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(a)(f)	3,802,464
	Credit Suisse Commercial Mortgage Capital Trust:
656,312	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(a)(f)	654,606
464,291	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(e)(f)	466,533
	Credit Suisse Mortgage Capital Certificates:
110,000	Series 2019-ICE4, Class C, 1.526% (1-Month USD-LIBOR + 1.430%) due 5/15/36(a)(f)	110,400
6,885,000	Series 2019-ICE4, Class E, 2.246% (1-Month USD-LIBOR + 2.150%) due 5/15/36(a)(f)	6,902,259
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,517,319	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(a)(f)	$1,516,558
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	2,136,521
1,205,000	Series 2018-C14, Class C, 5.053% due 11/15/51(f)	1,336,715
2,003,995	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	1,576,543
	CSMC:
555,000	Series 2020-NET, Class A, 2.257% due 8/15/37(a)	575,848
372,846	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(a)(f)	372,693
1,409,173	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(a)(f)	1,411,152
754,511	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(a)(f)	751,267
	DBGS Mortgage Trust:
1,856,278	Series 2018-BIOD, Class B, 0.983% (1-Month USD-LIBOR + 0.888%) due 5/15/35(a)(f)	1,859,275
4,529,318	Series 2018-BIOD, Class E, 1.796% (1-Month USD-LIBOR + 1.700%) due 5/15/35(a)(f)	4,530,787
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.374% due 6/10/50(f)(g)	358,791
2,231,882	Series 2020-C9, Class XA, 1.830% due 9/15/53(f)(g)	223,726
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(a)	655,795
	Deephaven Residential Mortgage Trust:
343,128	Series 2021-1, Class A1, 0.715% due 5/25/65(a)(f)	342,585
427,086	Series 2021-2, Class A1, 0.899% due 4/25/66(a)(f)	426,845
	Ellington Financial Mortgage Trust:
220,309	Series 2021-1, Class A1, 0.797% due 2/25/66(a)(f)	219,903
369,003	Series 2021-2, Class A1, 0.931% due 6/25/66(a)(f)	368,958
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
1,743,187	Series 4116, Class AP, 1.350% due 8/15/42	1,754,535
4,875,388	Series 4223, Class SB, 5.315% (1-Month USD-LIBOR + 5.431%) due 7/15/43(f)	5,191,434
12,263,464	Series 4640, Class VB, 3.000% due 3/15/37	12,429,559
8,826,325	Series 4655, Class CZ, 3.000% due 2/15/47	9,395,049
20,580,482	Series 4726, Class Z, 3.500% due 10/15/47	22,382,105
4,898,469	Series 4750, Class PA, 3.000% due 7/15/46	5,035,099
6,297,038	Series 4892, Class ES, 6.066% (1-Month USD-LIBOR + 6.150%) due 7/25/45(f)(g)	1,503,627
	Federal National Mortgage Association (FNMA), Aces:
7,867,383	Series 2017-M2, Class A2, 2.891% due 2/25/27(f)	8,555,515
4,695,000	Series 2018-M14, Class A2, 3.700% due 8/25/28(f)	5,378,496
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,395,000	Series 2018-M7, Class A2, 3.150% due 3/25/28(f)	$1,552,938
14,393,530	Series 2020-M15, Class X1, 1.687% due 9/25/31(f)(g)	1,820,841
20,970,627	Series 2020-M7, Class X2, 1.333% due 3/25/31(f)(g)	1,890,022
	Federal National Mortgage Association (FNMA), REMICS:
191,055	Series 2011-51, Class TO, – % due 6/25/41(i)	179,103
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	1,125,692
3,256,187	Series 2014-11, Class KZ, 2.500% due 10/25/41	3,390,783
1,584,800	Series 2015-55, Class PD, 2.500% due 3/25/43	1,617,686
740,741	Series 2017-105, Class ZE, 3.000% due 1/25/48	820,761
2,024,048	Series 2017-107, Class GA, 3.000% due 8/25/45	2,045,472
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	8,415,543
5,449,057	Series 2018-33, Class C, 3.000% due 5/25/48	5,668,214
2,412,655	Series 2018-38, Class LA, 3.000% due 6/25/48	2,515,533
	FMC GMSR Issuer Trust:
4,000,000	Series 2019-GT2, Class A, 4.230% due 9/25/24(a)(f)	4,003,300
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(a)(e)(f)	4,001,844
	Freddie Mac Multifamily Structured Pass-Through Certificates:
109,834,765	Series K064, Class X1, 0.741% due 3/25/27(f)(g)	3,348,456
6,770,000	Series K084, Class A2, 3.780% due 10/25/28(f)	7,842,107
8,000,000	Series K085, Class A2, 4.060% due 10/25/28(f)	9,413,734
2,975,000	Series K088, Class A2, 3.690% due 1/25/29	3,446,929
14,986,363	Series K112, Class X1, 1.536% due 5/25/30(f)(g)	1,659,912
25,065,208	Series K116, Class X1, 1.531% due 7/25/30(f)(g)	2,718,019
58,738,293	Series K119, Class X1, 1.027% due 9/25/30(f)(g)	4,323,091
22,767,421	Series K120, Class X1, 1.134% due 10/25/30(f)(g)	1,846,702
41,762,933	Series K121, Class X1, 1.124% due 10/25/30(f)(g)	3,361,306
12,787,441	Series K122, Class X1, 0.974% due 11/25/30(f)(g)	906,603
23,965,616	Series K124, Class X1, 0.812% due 12/25/30(f)(g)	1,435,718
53,950,274	Series K125, Class X1, 0.677% due 1/25/31(f)(g)	2,628,603
30,200,000	Series K130, Class X1, 1.144% due 6/25/31(f)(g)	2,688,404
30,937,541	Series K-1519, Class X1, 0.707% due 12/25/35(f)(g)	2,091,502
5,500,000	Series KIR3, Class A2, 3.281% due 8/25/27	6,155,554
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,700,789
1,337,014	Freddie Mac Strips, Series 303, Class C10, 3.500% due 1/15/33(g)	145,171
	FREMF Mortgage Trust:
2,000,000	Series 2019-K102, Class B, 3.651% due 12/25/51(a)(f)	2,179,226
860,000	Series 2019-K97, Class B, 3.893% due 9/25/51(a)(f)	957,357
1,885,000	Series 2020-K105, Class B, 3.530% due 3/25/53(a)(f)	2,042,070
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,406,807	FWDSecuritization Trust, Series 2019-INV1, Class A3, 3.110% due 6/25/49(a)(f)	$1,431,276
	GCAT Trust:
1,113,138	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(a)(f)	1,111,750
830,605	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(a)(f)	830,099
1,129,533	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(f)	1,131,646
1,310,000	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(a)(f)	1,310,000
	Government National Mortgage Association (GNMA):
1,735,863	Series 2012-32, Class Z, 3.500% due 3/20/42	1,865,122
16,086,714	Series 2021-129, Class IO, 0.987% due 6/16/63(f)(g)	1,423,307
16,947,094	Series 2021-30, Class IB, 2.500% due 2/20/51(g)	2,484,225
20,570,561	Series 2021-35, Class IO, 1.015% due 12/16/62(f)(g)	1,859,723
23,408,482	Series 2021-52, Class IO, 0.847% due 4/16/63(f)(g)	1,831,643
21,608,494	Series 2021-58, Class SL, 3.662% (1-Month USD-LIBOR + 3.750%) due 4/20/51(f)(g)	2,506,428
22,357,196	Government National Mortgage Association (GNMA) (GNMA), Series 2021-79, Class IO, 0.922% due 8/16/63(f)	1,900,060
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 2.828% (1-Month USD-LIBOR + 2.732%) due 12/15/36(a)(f)	490,983
500,000	Series 2019-WOLF, Class F, 3.227% (1-Month USD-LIBOR + 3.131%) due 12/15/36(a)(f)	490,630
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 1.696% (1-Month USD-LIBOR + 1.600%) due 7/15/31(a)(f)	393,305
400,000	Series 2018-TWR, Class E, 2.196% (1-Month USD-LIBOR + 2.100%) due 7/15/31(a)(f)	386,540
400,000	Series 2018-TWR, Class F, 2.896% (1-Month USD-LIBOR + 2.800%) due 7/15/31(a)(f)	379,244
400,000	Series 2018-TWR, Class G, 4.021% (1-Month USD-LIBOR + 3.925%) due 7/15/31(a)(f)	363,477
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	762,924
10,400,876	Series 2017-GS7, Class XA, 1.261% due 8/10/50(f)(g)	518,525
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(f)	1,599,791
1,200,000	Series 2018-GS9, Class C, 4.505% due 3/10/51(f)	1,318,444
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,619,166
6,444,105	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.237% (1-Month USD-LIBOR + 0.150%) due 1/25/47(f)	6,073,472
1,011,224	HPLY Trust, Series 2019-HIT, Class F, 3.246% (1-Month USD-LIBOR + 3.150%) due 11/15/36(a)(f)	999,478
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$695,000	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, 1.073% due 9/25/56(a)(f)	$695,226
	IMT Trust:
4,689,388	Series 2017-APTS, Class BFL, 1.046% (1-Month USD-LIBOR + 0.950%) due 6/15/34(a)(f)	4,683,455
774,524	Series 2017-APTS, Class CFL, 1.196% (1-Month USD-LIBOR + 1.100%) due 6/15/34(a)(f)	774,655
33,247	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-FL10, Class D, 1.996% (1-Month USD-LIBOR + 1.900%) due 6/15/32(a)(f)	33,195
	JP Morgan Chase Commercial Mortgage Securities Trust:
174,989	Series 2018-LAQ, Class A, 1.096% (1-Month USD-LIBOR + 1.000%) due 6/15/32(a)(f)	175,044
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(a)(f)	825,080
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(a)	2,167,176
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(a)(f)	794,828
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(a)(f)	793,422
	JP Morgan Mortgage Trust:
3,212,233	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	3,309,690
7,076,194	Series 2006-S4, Class A7, 6.000% due 1/25/37	4,478,704
1,603,128	Series 2021-3, Class B1, 2.959% due 7/1/51(a)(f)	1,658,430
	JPMBB Commercial Mortgage Securities Trust:
380,000	Series 2014-C26, Class C, 4.520% due 1/15/48(f)	395,735
1,667,000	Series 2015-C27, Class C, 4.444% due 2/15/48(f)	1,716,900
2,200,000	Series 2015-C28, Class A4, 3.227% due 10/15/48	2,348,043
1,205,000	Series 2015-C28, Class C, 4.288% due 10/15/48(f)	1,242,393
529,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	579,053
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	1,215,679
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(f)	1,215,696
	Legacy Mortgage Asset Trust:
463,680	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(a)	464,872
585,281	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(a)	586,767
315,000	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 6/25/61(a)	315,052
4,227,751	Lehman XS Trust, Series 2007-4N, Class 1A3, 0.324% (1-Month USD-LIBOR + 0.240%) due 3/25/47(f)	4,177,518
3,235,000	Life Mortgage Trust, Series 2021-BMR, Class D, 1.496% (1-Month USD-LIBOR + 1.400%) due 3/15/38(a)(f)	3,237,024
6,518,938	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,722,700
753,548	MFA Trust, Series 2021-NQM1, Class A1, 1.153% due 4/25/65(a)(f)	754,828
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$730,000	MFRA Trust, Series 2021-NQM2, Class A1, 1.029% due 11/25/64(a)(f)	$729,213
	Morgan Stanley Bank of America Merrill Lynch Trust:
2,000,000	Series 2014-C17, Class C, 4.632% due 8/15/47(f)	2,111,975
17,073,532	Series 2014-C19, Class XA, 1.116% due 12/15/47(f)(g)	452,858
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,759,195
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,535,891
1,652,000	Series 2016-C31, Class C, 4.432% due 11/15/49(f)	1,708,486
	Morgan Stanley Capital I Trust:
16,290,201	Series 2016-UB11, Class XA, 1.634% due 8/15/49(f)(g)	878,306
13,851,271	Series 2016-UB12, Class XA, 0.849% due 12/15/49(f)(g)	369,555
1,083,000	Series 2018-SUN, Class A, 0.996% (1-Month USD-LIBOR + 0.900%) due 7/15/35(a)(f)	1,082,706
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,489,183
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	635,972
22,081,601	Series 2019-L3, Class XA, 0.763% due 11/15/52(f)(g)	1,034,788
7,787,255	Series 2020-HR8, Class XA, 1.970% due 7/15/53(f)(g)	1,057,099
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	847,712
2,476,147	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(a)(f)	2,481,289
700,000	Mortgage Insurance-Linked Notes, Series 2021-3, Class M1A, 1.950% (SOFR30A + 1.900%) due 2/25/34(a)(f)	700,000
1,321,000	MRCD Mortgage Trust, Series 2019-PARK, Class G, 2.718% due 12/15/36(a)	1,275,089
	New Residential Mortgage Loan Trust:
1,238,121	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(f)	1,260,474
708,074	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(a)(f)	708,140
548,364	Series 2021-NQ2R, Class A1, 0.941% due 9/25/58(a)(f)	549,333
1,398,249	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(a)(f)	1,399,932
	OBX Trust:
1,390,194	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(a)(f)	1,389,983
880,000	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(a)(e)(f)	880,489
	PMT Credit Risk Transfer Trust:
1,392,452	Series 2019-2R, Class A, 2.838% (1-Month USD-LIBOR + 2.750%) due 5/27/23(a)(f)	1,379,830
844,301	Series 2019-3R, Class A, 2.788% (1-Month USD-LIBOR + 2.700%) due 10/27/22(a)(f)	846,756
1,659,717	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(a)	1,656,895
	PRPM LLC:
8,501,612	Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	8,521,068
2,698,251	Series 2021-2, Class A1, 2.115% due 3/25/26(a)(f)	2,704,651
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$700,295	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(a)(e)	$703,816
910,982	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	910,980
832,978	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(a)	834,333
897,958	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(a)	897,288
5,215,000	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(a)	5,217,540
364,143	Series 2021-RPL1, Class A1, 1.319% due 7/25/51(a)(f)	365,088
1,517,971	Rali Trust, Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	1,466,386
693,230	RCO VII Mortgage LLC, Series 2021-1, Class A1, step bond to yield, 1.868% due 5/25/26(a)	692,912
4,372,122	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	3,574,889
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 2/25/24(a)(f)	3,190,125
602,329	Series 2021-1R, Class A1, 0.859% due 1/25/65(a)(f)	601,919
	Seasoned Credit Risk Transfer Trust:
514,508	Series 2019-1, Class MA, 3.500% due 7/25/58	546,357
668,778	Series 2019-1, Class MT, 3.500% due 7/25/58	735,512
5,849,898	Series 2019-4, Class MV, 3.000% due 2/25/59	6,309,921
831,113	Series 2020-1, Class MT, 2.500% due 8/25/59	873,890
8,221,209	Series 2020-2, Class MT, 2.000% due 11/25/59	8,410,621
8,432,061	Series 2020-3, Class M5TW, 3.000% due 5/25/60	8,992,545
6,723,775	Seasoned Loans Structured Transaction Trust, Series 2020-2, Class A1D, 1.750% due 9/25/30	6,855,369
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(a)(f)	3,739,728
165,000	SG Commercial Mortgage Securities Trust, Series 2016-C5, Class B, 3.933% due 10/10/48	173,978
1,336,039	SG Residential Mortgage Trust, Series 2021-1, Class A1, 1.160% due 7/25/61(a)(f)	1,335,170
795,000	Soho Trust, Series 2021-SOHO, Class B, 2.786% due 8/10/38(a)(f)	770,350
1,224,590	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(a)(f)	1,227,995
	Starwood Mortgage Residential Trust:
456,378	Series 2021-2, Class A1, 0.943% due 5/25/65(a)(f)	456,376
1,373,082	Series 2021-3, Class A1, 1.127% due 6/25/56(a)(f)	1,374,290
4,730,000	STWD Trust, Series 2021-FLWR, Class D, 1.471% (1-Month USD-LIBOR + 1.375%) due 7/15/36(a)(f)	4,724,321
	Toorak Mortgage Corp. Ltd.:
840,000	Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(a)	840,673
646,168	Series 2021-INV1, Class A1, 1.153% due 7/25/56(a)(f)	647,449
1,647,940	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918% due 11/30/60(a)(f)	1,683,090
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	UBS Commercial Mortgage Trust:
$4,839,762	Series 2017-C1, Class XA, 1.683% due 6/15/50(f)(g)	$347,214
1,815,000	Series 2017-C7, Class A3, 3.418% due 12/15/50	1,992,205
4,021,021	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, 1.042% due 3/10/46(a)(f)(g)	33,898
	VCAT LLC:
300,577	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(a)(e)	301,504
908,430	Series 2021-NPL3, Class A1, step bond to yield, 1.743% due 5/25/51(a)	907,613
1,335,000	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,335,602
	Verus Securitization Trust:
6,400,000	Series 2019-INV2, Class M1, 3.499% due 7/25/59(a)(f)	6,497,457
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(a)(f)	3,817,891
560,731	Series 2021-2, Class A1, 1.031% due 2/25/66(a)(f)	560,101
630,971	Series 2021-4, Class A1, 0.938% due 7/25/66(a)(f)	630,234
698,198	Series 2021-R1, Class A1, 0.820% due 10/25/63(a)(f)	698,036
722,597	Series 2021-R2, Class A1, 0.918% due 2/25/64(a)(f)	721,103
516,435	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(a)	517,007
1,092,055	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(a)(e)	1,096,112
2,376,505	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(a)(e)	2,378,485
291,146	VOLT XCVIII LLC, Series 2021-NPL7, Class A1, step bond to yield, 2.116% due 4/25/51(a)	291,981
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,482,265
9,945,806	Series 2017-C38, Class XA, 1.162% due 7/15/50(f)(g)	452,781
800,000	Series 2018-C45, Class ASB, 4.147% due 6/15/51	893,192
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	851,377
9,306,974	Series 2020-C58, Class XA, 2.009% due 7/15/53(f)(g)	1,263,430
4,454,207	Series 2021-SAVE, Class D, 2.596% (1-Month USD-LIBOR + 2.500%) due 2/15/40(a)(f)	4,487,589
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $545,354,858)	537,986,481
U.S. GOVERNMENT OBLIGATIONS – 22.8%
	U.S. Treasury Bonds:
6,865,000	2.250% due 5/15/41	7,345,550
7,785,000	3.625% due 2/15/44	10,315,125
12,905,000	3.375% due 5/15/44	16,508,822
1,390,000	2.250% due 8/15/46	1,482,956
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$8,500,000	3.000% due 2/15/48	$10,437,402
7,800,000	3.125% due 5/15/48	9,800,883
17,000,000	1.875% due 2/15/51	16,782,188
41,190,000	2.375% due 5/15/51	45,489,206
	U.S. Treasury Inflation Indexed Bonds:
1,733,332	0.875% due 2/15/47	2,285,989
318,517	1.000% due 2/15/49	439,152
2,421,392	U.S. Treasury Inflation Indexed Notes, 0.125% due 7/15/30	2,713,724
	U.S. Treasury Notes:
50,200,000	0.125% due 11/30/22	50,211,766
6,760,000	0.125% due 4/30/23	6,755,511
7,020,000	0.130% due 5/31/23	7,013,967
55,095,000	0.125% due 12/15/23(j)	54,914,220
14,700,000	0.125% due 1/15/24	14,643,727
18,525,000	0.250% due 5/15/24	18,475,069
5,500,000	2.125% due 7/31/24	5,778,438
15,400,000	0.375% due 8/15/24	15,387,969
38,120,000	0.250% due 8/31/25	37,555,645
11,000,000	2.250% due 11/15/25	11,730,039
17,940,000	0.375% due 11/30/25	17,719,955
28,750,000	0.750% due 4/30/26	28,772,461
2,850,000	1.625% due 5/15/26	2,966,115
16,000,000	0.625% due 7/31/26	15,890,000
8,540,000	0.750% due 8/31/26	8,529,992
8,300,000	0.500% due 6/30/27	8,107,738
3,326,000	2.750% due 2/15/28	3,690,561
23,890,000	1.250% due 4/30/28	24,213,822
8,635,000	2.875% due 5/15/28	9,667,152
16,000,000	1.000% due 7/31/28	15,920,000
4,800,000	0.625% due 5/15/30	4,558,687
25,135,000	1.625% due 5/15/31	25,916,541
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $507,202,109)	512,020,372
MORTGAGE-BACKED SECURITIES – 20.2%
FHLMC – 3.0%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
12,958,772	3.000% due 3/1/35 – 4/1/50	13,752,676
3,888,384	3.030% due 1/1/50	4,302,392
16,449,712	3.500% due 12/1/46 – 1/1/48	17,931,118
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$82,577	4.000% due 12/1/47	$88,925
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold UMBS:
6,769,393	2.000% due 3/1/51	6,866,181
6,443,344	2.500% due 5/1/51	6,698,011
9,988,959	3.000% due 2/1/33 – 8/1/51	10,509,571
2,951,319	3.500% due 8/1/43 – 8/1/51	3,153,428
2,427,229	4.000% due 10/1/44 – 12/1/47	2,632,555
618,119	4.500% due 5/1/48	668,817
	TOTAL FHLMC	66,603,674
FNMA – 15.1%
	Federal National Mortgage Association (FNMA), UMBS:
9,705,000	1.500% due 9/1/36 – 9/1/51(k)	9,829,704
15,387,807	2.000% due 8/1/50 – 5/1/51	15,647,372
133,544,000	2.000% due 9/1/51 – 9/1/06(k)	135,294,055
51,185,953	2.500% due 6/1/30 – 8/1/51	53,408,532
16,943,000	2.500% due 9/1/36 – 10/1/51(k)	17,613,388
30,711,206	3.000% due 2/1/30 – 9/1/51	32,532,928
17,495,000	3.000% due 9/1/51 – 10/1/51(k)	18,297,094
6,315,668	3.500% due 7/1/32 – 7/1/50	6,754,901
5,681,000	3.500% due 9/1/51(k)	6,009,877
1,943,664	4.000% due 11/1/38 – 2/1/48	2,115,177
435,000	4.000% due 9/1/51(k)	466,076
850,928	4.500% due 5/1/48 – 6/1/48	922,929
8,519,000	4.500% due 9/1/51(k)	9,213,133
	Federal National Mortgage Association (FNMA):
6,910,227	2.000% due 10/1/50	6,948,769
1,700,000	2.490% due 9/1/28	1,831,262
2,991,570	2.611% due 5/1/44(f)	3,118,702
4,443,000	2.760% due 9/1/31	4,930,178
5,343,477	3.000% due 4/1/53	5,760,003
8,500,000	3.710% due 8/1/30	9,896,627
	TOTAL FNMA	340,590,707
GNMA – 2.1%
	Government National Mortgage Association (GNMA):
1,910,000	2.000% due 9/1/51 – 10/1/51(k)	1,947,948
2,040,000	2.500% due 9/1/51 – 10/1/51(k)	2,113,630
13,095,000	3.000% due 9/1/51 – 10/1/51(k)	13,682,511
6,010,000	3.500% due 9/1/51(k)	6,325,055
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$2,385,000	4.500% due 9/1/51(k)	$2,541,516
	Government National Mortgage Association (GNMA) II:
10,927,071	2.500% due 6/20/51 – 8/20/51	11,341,865
1,462,677	3.000% due 4/20/31 – 12/20/50	1,549,058
2,837,715	3.500% due 8/20/42 – 9/20/50	3,022,776
4,153,928	4.000% due 10/20/44 – 3/20/49	4,458,242
925,585	4.500% due 7/20/49 – 8/20/49	985,512
	TOTAL GNMA	47,968,113
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $450,834,625)	455,162,494
ASSET-BACKED SECURITIES – 9.4%
1,703,862	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	1,663,993
1,706,542	AASET US Ltd., Series 2018-1A, Class A, 3.844% due 1/16/38(a)	1,676,811
1,600,000	AIG CLO, Series 2021-1A, Class A, 1.284% (3-Month USD-LIBOR + 1.100%) due 4/22/34(a)(f)	1,601,834
3,000,000	AIMCO, Series 2021-15A, Class A, 1.212% due 10/17/34(a)(e)(f)	3,000,294
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.338% (3-Month USD-LIBOR + 1.150%) due 7/20/32(a)(f)	500,304
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 1.976% (3-Month USD-LIBOR + 1.850%) due 10/15/29(a)(f)	499,373
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(a)	4,010,537
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 1.632% (3-Month USD-LIBOR + 1.500%) due 1/28/31(a)(f)	997,247
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 1.926% (3-Month USD-LIBOR + 1.800%) due 4/15/31(a)(f)	495,000
260,000	Arbor Realty Collateralized Loan Obligation Ltd., Series 2021-FL2, Class A, 1.196% (1-Month USD-LIBOR + 1.100%) due 5/15/36(a)(f)	260,080
1,611,328	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 0.314% (1-Month USD-LIBOR + 0.230%) due 5/25/37(f)	1,307,079
500,000	Assurant CLO Ltd., Series 2019-5A, Class A1, 1.516% (3-Month USD-LIBOR + 1.390%) due 1/15/33(a)(f)	500,812
570,000	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(a)	571,048
	Avis Budget Rental Car Funding AESOP LLC:
5,915,000	Series 2017-1A, Class A, 3.070% due 9/20/23(a)	6,051,887
410,000	Series 2017-2A, Class A, 2.970% due 3/20/24(a)	424,225
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.264% (3-Month USD-LIBOR + 1.130%) due 4/19/34(a)(f)	1,439,636
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Bain Capital Credit CLO Ltd.:
$1,660,000	Series 2017-2A, Class AR2, 1.315% (3-Month USD-LIBOR + 1.180%) due 7/25/34(a)(f)	$1,660,435
1,000,000	Series 2019-3A, Class B2, 2.004% (3-Month USD-LIBOR + 1.870%) due 10/21/32(a)(f)	1,000,000
2,000,000	Series 2020-2A, Class AR, 1.304% (3-Month USD-LIBOR + 1.170%) due 7/19/34(a)(f)	2,000,746
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 1.275% (3-Month USD-LIBOR + 1.150%) due 4/24/34(a)(f)	999,747
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 1.234% (3-Month USD-LIBOR + 1.100%) due 4/20/34(a)(f)	1,085,708
2,055,000	BlueMountain CLO XXXI Ltd., Series 2021-31A, Class A1, 0.000% (3-Month USD-LIBOR + 1.150%) due 4/19/34(a)(f)	2,055,660
775,000	BSPRT Issuer Ltd., Series 2021-FL6, Class A, 1.196% (1-Month USD-LIBOR + 1.100%) due 3/15/36(a)(f)	775,000
7,600,000	Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.060% due 8/15/28	7,995,056
	Carlyle Global Market Strategies CLO Ltd.:
1,973,747	Series 2014-3RA, Class A1A, 1.179% (3-Month USD-LIBOR + 1.050%) due 7/27/31(a)(f)	1,974,306
1,000,000	Series 2016-1A, Class A1R2, 1.274% (3-Month USD-LIBOR + 1.140%) due 4/20/34(a)(f)	1,000,980
	Carlyle US CLO Ltd.:
765,000	Series 2021-2A, Class A1, 1.252% (3-Month USD-LIBOR + 1.080%) due 4/20/34(a)(f)	765,798
1,537,000	Series 2021-3SA, Class A1, 1.227% (3-Month USD-LIBOR + 1.060%) due 4/15/34(a)(f)	1,538,580
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,697,682
2,017,747	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 0.244% (1-Month USD-LIBOR + 0.160%) due 10/25/36(f)	1,969,201
1,365,629	Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, 4.125% due 6/15/43(a)	1,364,936
500,000	CBAM Ltd., Series 2019-10A, Class A1R, 1.254% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(f)	499,873
2,660,000	Cedar Funding IV CLO Ltd., Series 2014-4A, Class ARR, 1.298% (3-Month USD-LIBOR + 1.160%) due 7/23/34(a)(f)	2,661,503
3,000,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1R, 0.000% (3-Month USD-LIBOR + 1.150%) due 10/17/34(a)(e)(f)	3,000,000
114,326	CF Hippolyta LLC, Series 2021-1A, Class B1, 1.980% due 3/15/61(a)	115,359
6,238,157	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640% due 2/18/46(a)	6,217,066
465,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(a)	466,958
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$4,994,272	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 0.564% (1-Month USD-LIBOR + 0.480%) due 5/25/36(f)	$4,106,954
683,288	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662% due 4/25/51(a)	710,154
2,000,000	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.246% (3-Month USD-LIBOR + 1.120%) due 1/15/31(a)(f)	2,001,459
500,000	Dryden 75 CLO Ltd., Series 2019-75A, Class AR2, 1.166% (3-Month USD-LIBOR + 1.040%) due 4/15/34(a)(f)	500,488
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	600,591
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(a)	900,696
6,319,813	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 0.224% (1-Month USD-LIBOR + 0.140%) due 3/25/37(f)	4,264,760
2,685,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.780% due 9/15/25	2,681,261
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(a)	7,063,987
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(a)	3,675,422
500,000	Fort Washington CLO, Series 2019-1A, Class A, 1.554% (3-Month USD-LIBOR + 1.420%) due 10/20/32(a)(f)	500,348
560,000	FS RIALTO, Series 2021-FL2, Class A, 1.316% (1-Month USD-LIBOR + 1.220%) due 4/16/28(a)(f)	560,693
	GM Financial Automobile Leasing Trust:
500,000	Series 2020-1, Class D, 2.280% due 6/20/24	508,263
1,000,000	Series 2020-2, Class D, 3.210% due 12/20/24	1,037,784
2,750,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class C, 1.040% due 5/17/27	2,750,161
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 2.096% (1-Month USD-LIBOR + 2.000%) due 9/15/37(a)(f)	782,578
1,000,000	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 1.496% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(f)	1,000,999
	Halsey Point CLO I Ltd.:
1,000,000	Series 2019-1A, Class A1A1, 1.484% (3-Month USD-LIBOR + 1.350%) due 1/20/33(a)(f)	1,002,508
1,000,000	Series 2019-1A, Class B1, 2.334% (3-Month USD-LIBOR + 2.200%) due 1/20/33(a)(f)	1,000,958
	Home Partners of America Trust:
1,944,000	Series 2021-1, Class D, 2.477% due 9/19/41(a)	1,947,302
888,000	Series 2021-1, Class E, 2.577% due 9/19/41(a)	889,503
1,023,000	Series 2021-1, Class F, 3.325% due 9/19/41(a)	1,024,646
4,611,105	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(a)	4,604,471
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$2,239,679	Invitation Homes Trust, Series 2018-SFR1, Class C, 1.343% (1-Month USD-LIBOR + 1.250%) due 3/17/37(a)(f)	$2,242,656
965,000	Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.846% due 7/30/47(a)	1,046,234
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 0.984% (1-Month USD-LIBOR + 0.900%) due 9/25/35(f)	3,858,267
1,000,000	LCM XV LP, Series 15A, Class DR, 3.834% (3-Month USD-LIBOR + 3.700%) due 7/20/30(a)(f)	992,770
1,790,000	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(a)(e)	1,795,030
500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.245% (3-Month USD-LIBOR + 1.120%) due 4/25/32(a)(f)	500,424
1,675,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, 1.254% (3-Month USD-LIBOR + 1.120%) due 7/17/34(a)(f)	1,676,236
1,000,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1R, 1.414% (3-Month USD-LIBOR + 1.280%) due 1/20/32(a)(f)	1,000,760
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 0.000% (3-Month USD-LIBOR + 1.240%) due 10/17/34(a)(e)(f)	1,000,000
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 1.325% (3-Month USD-LIBOR + 1.200%) due 7/25/34(a)(f)	1,000,566
2,000,000	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(a)	2,066,130
1,965,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	2,081,583
490,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540% due 3/20/26(a)	491,761
9,742,654	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 0.364% (1-Month USD-LIBOR + 0.280%) due 11/25/37(f)	6,531,610
1,000,000	MKS CLO Ltd., Series 2017-1A, Class AR, 1.134% (3-Month USD-LIBOR + 1.000%) due 7/20/30(a)(f)	999,022
1,000,000	MP CLO III Ltd., Series 2013-1A, Class AR, 1.384% (3-Month USD-LIBOR + 1.250%) due 10/20/30(a)(f)	1,000,800
615,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970% due 12/16/69(a)	615,371
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 0.819% (1-Month USD-LIBOR + 0.735%) due 10/25/35(f)	3,864,524
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.395% (3-Month USD-LIBOR + 1.270%) due 11/15/30(a)(f)	989,043
1,100,000	Pagaya AI Debt Selection Trust, Series 2021-1, Class B, 2.130% due 11/15/27(a)	1,109,057
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 3.084% (1-Month USD-LIBOR + 3.000%) due 3/25/26(a)(f)	1,812,709
634,812	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	634,968
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Pretium Mortgage Credit Partners I LLC:
$1,674,661	Series 2020-NPL3, Class A1, step bond to yield, 3.105% due 6/27/60(a)	$1,690,955
833,105	Series 2021-NPL2, Class A1, 1.992% due 6/27/60(a)(f)	833,186
2,000,000	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 1.066% (3-Month USD-LIBOR + 0.940%) due 10/15/30(a)(f)	2,000,146
1,510,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 1.294% (3-Month USD-LIBOR + 1.160%) due 4/20/34(a)(f)	1,510,985
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 1.784% (3-Month USD-LIBOR + 1.650%) due 7/17/31(a)(f)	996,586
1,720,000	RR 1 LLC, Series 2017-1A, Class A1AB, 1.230% (3-Month USD-LIBOR + 1.150%) due 7/15/35(a)(f)	1,722,267
1,475,000	RR 16 Ltd., Series 2021-16A, Class A1, 1.191% (3-Month USD-LIBOR + 1.110%) due 7/15/36(a)(f)	1,476,097
438,066	SoFi Consumer Loan Program Trust, Series 2019-1, Class B, 3.450% due 2/25/28(a)	439,423
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(a)	1,042,908
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 1.210% (3-Month USD-LIBOR + 1.070%) due 4/25/34(a)(f)	1,709,561
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 3.293% (1-Month USD-LIBOR + 3.200%) due 4/17/38(a)(f)	3,528,154
5,921,953	Structured Asset Investment Loan Trust, Series 2005-5, Class M5, 1.059% (1-Month USD-LIBOR + 0.975%) due 6/25/35(f)	6,038,932
944,368	Sunnova Helios II Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(a)	942,328
1,955,000	Symphony CLO XXV Ltd., Series 2021-25A, Class A, 1.165% (3-Month USD-LIBOR + 0.980%) due 4/19/34(a)(f)	1,956,451
1,720,000	Thompson Park CLO Ltd., Series 2021-1A, Class A1, 1.199% (3-Month USD-LIBOR + 1.000%) due 4/15/34(a)(f)	1,720,831
7,318,478	TIF Funding II LLC, Series 2021-1A, Class A, 1.650% due 2/20/46(a)	7,254,373
610,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class A, 0.740% due 4/15/24(a)	609,984
550,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.293% (1-Month USD-LIBOR + 1.200%) due 3/15/38(a)(f)	550,174
	Upstart Pass-Through Trust:
1,356,670	Series 2021-ST3, Class A, 2.000% due 5/20/27(a)(e)	1,362,403
1,408,802	Series 2021-ST4, Class A, 2.000% due 7/20/27(a)(e)	1,408,761
	Upstart Securitization Trust:
800,000	Series 2019-3, Class C, 5.381% due 1/21/30(a)	832,265
1,500,000	Series 2020-1, Class C, 4.899% due 4/22/30(a)	1,556,169
475,000	Series 2021-3, Class A, 0.830% due 7/20/31(a)	475,326
1,300,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.060% due 11/15/25(a)	1,351,251
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 1.311% (3-Month USD-LIBOR + 1.130%) due 4/15/34(a)(f)	$1,710,822
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 1.381% (3-Month USD-LIBOR + 1.240%) due 4/15/34(a)(f)	660,856
993,913	Venture XV CLO Ltd., Series 2013-15A, Class A1R2, 1.496% (3-Month USD-LIBOR + 1.370%) due 7/15/32(a)(f)	994,149
1,439,224	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(a)	1,439,296
1,100,000	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(a)(e)	1,100,687
1,711,218	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(e)	1,713,691
3,393,842	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	3,403,113
741,108	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(a)	742,661
1,335,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.344% (3-Month USD-LIBOR + 1.170%) due 7/20/32(a)(f)	1,335,501
895,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(a)	906,930
995,902	Wind River CLO Ltd., Series 2014-1A, Class ARR, 1.184% (3-Month USD-LIBOR + 1.050%) due 7/18/31(a)(f)	993,458
997,500	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(a)	1,031,215
4,000,000	York CLO-6 Ltd., Series 2019-1A, Class A1, 1.488% (3-Month USD-LIBOR + 1.350%) due 7/22/32(a)(f)	4,002,108
	TOTAL ASSET-BACKED SECURITIES (Cost – $210,161,570)	210,314,264
SOVEREIGN BONDS – 1.8%
Bermuda – 0.0%
405,000	Bermuda Government International Bond, 2.375% due 8/20/30	406,519
Brazil – 0.0%
	Brazilian Government International Bond:
200,000	3.750% due 9/12/31	197,000
200,000	5.000% due 1/27/45	197,336
400,000	5.625% due 2/21/47	425,964
	Total Brazil	820,300
Chile – 0.2%
	Chile Government International Bond:
200,000	2.550% due 1/27/32	205,408
470,000	2.550% due 7/27/33	478,324
1,570,000	3.100% due 5/7/41	1,594,068
200,000	3.500% due 1/25/50	213,606
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Chile – (continued)
$205,000	3.500% due 4/15/53	$219,506
800,000	3.100% due 1/22/61	778,008
	Total Chile	3,488,920
Colombia – 0.1%
	Colombia Government International Bond:
350,000	3.250% due 4/22/32	341,551
300,000	5.000% due 6/15/45	314,130
600,000	4.125% due 5/15/51	559,416
	Total Colombia	1,215,097
Indonesia – 0.1%
	Indonesia Government International Bond:
200,000	3.375% due 4/15/23	208,922
200,000	4.350% due 1/11/48	231,856
700,000	3.700% due 10/30/49	745,673
	Perusahaan Penerbit SBSN Indonesia III:
300,000	2.550% due 6/9/31(a)	305,253
200,000	3.800% due 6/23/50	211,000
	Total Indonesia	1,702,704
Mexico – 0.4%
	Mexico Government International Bond:
1,595,000	2.659% due 5/24/31	1,585,255
1,155,000	4.750% due 4/27/32	1,335,757
1,560,000	4.280% due 8/14/41	1,669,106
1,366,000	4.750% due 3/8/44	1,537,419
600,000	4.600% due 2/10/48	657,114
1,190,000	3.771% due 5/24/61	1,134,594
	Total Mexico	7,919,245
Panama – 0.2%
	Panama Government International Bond:
620,000	2.252% due 9/29/32	604,760
1,515,000	4.500% due 4/16/50	1,738,205
400,000	4.300% due 4/29/53	447,988
1,625,000	3.870% due 7/23/60	1,680,494
	Total Panama	4,471,447
Peru – 0.1%
	Peruvian Government International Bond:
195,000	2.392% due 1/23/26	201,655
360,000	2.783% due 1/23/31	367,773
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SOVEREIGN BONDS – (continued)
Peru – (continued)
$400,000	3.300% due 3/11/41	$405,020
300,000	3.550% due 3/10/51	310,878
	Total Peru	1,285,326
Philippines – 0.2%
	Philippine Government International Bond:
600,000	1.648% due 6/10/31	589,895
750,000	3.700% due 3/1/41	827,831
2,335,000	3.700% due 2/2/42	2,583,028
	Total Philippines	4,000,754
Qatar – 0.0%
400,000	Qatar Government International Bond, 3.400% due 4/16/25(a)	433,610
Romania – 0.1%
1,228,000	Romanian Government International Bond, 3.000% due 2/14/31	1,280,595
Saudi Arabia – 0.2%
	Saudi Government International Bond:
800,000	2.900% due 10/22/25(a)	855,664
1,129,000	2.250% due 2/2/33(a)	1,112,277
1,955,000	4.500% due 10/26/46	2,296,754
200,000	3.750% due 1/21/55	212,865
750,000	3.450% due 2/2/61	751,965
	Total Saudi Arabia	5,229,525
South Korea – 0.1%
	Korea Development Bank:
300,000	1.000% due 9/9/26	299,261
400,000	1.625% due 1/19/31	398,014
400,000	Korea Electric Power Corp., 1.125% due 6/15/25(a)	399,919
	Total South Korea	1,097,194
Thailand – 0.0%
500,000	Export Import Bank of Thailand, 0.981% due 5/23/24(f)	502,755
United Arab Emirates – 0.1%
	Abu Dhabi Government International Bond:
400,000	1.700% due 3/2/31	393,000
300,000	3.125% due 9/30/49	308,622
1,025,000	Finance Department Government of Sharjah, 3.625% due 3/10/33	1,026,775
	Total United Arab Emirates	1,728,397
	TOTAL SOVEREIGN BONDS (Cost – $35,118,929)	35,582,388
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – 1.1%
$80,000	AAdvantage Loyality IP Ltd., 5.500% (3-Month USD-LIBOR + 0.475%) due 4/20/28	$82,325
152,582	Acrisure LLC, 3.607% (2-Month USD-LIBOR + 0.350%) due 2/15/27	150,199
40,625	Acuris Finance US Inc., 4.500% (3-Month USD-LIBOR + 0.400%) due 2/16/28	40,600
140,000	ADMI Corp., 4.000% (1-Month USD-LIBOR + 0.350%) due 12/23/27	139,475
25,000	Aegion Corp., 5.500% (3-Month USD-LIBOR + 0.475%) due 5/17/28	25,188
165,000	Air Canada, 4.250% (6-Month USD-LIBOR + 0.350%) due 8/11/28	164,734
125,055	Air Methods Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 4/22/24	122,814
109,725	AlixPartners LLP, 3.250% (1-Month USD-LIBOR + 0.275%) due 2/4/28	109,024
49,214	Alliance Laundry Systems LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/8/27	49,194
	Alliant Holdings Intermediate LLC:
107,800	3.335% (1-Month USD-LIBOR + 0.325%) due 5/9/25	106,527
24,948	4.250% (1-Month USD-LIBOR + 0.375%) due 11/5/27	24,945
50,000	Allied Universal Holdco LLC, 4.250% (3-Month USD-LIBOR + 0.375%) due 5/12/28	49,979
15,000	Alpha 3 BV, 3.000% (3-Month USD-LIBOR + 0.250%) due 3/18/28	14,933
204,746	Alterra Mountain Co., 4.000% (1-Month USD-LIBOR + 0.350%) due 8/17/28	203,595
74,499	Amentum Government Services Holdings LLC, 3.585% (1-Month USD-LIBOR + 0.350%) due 1/29/27	73,816
	American Airlines Inc.:
43,779	2.096% (1-Month USD-LIBOR + 0.200%) due 12/15/23	42,660
54,450	1.835% (1-Month USD-LIBOR + 0.175%) due 1/29/27	51,077
44,775	American Residential Services LLC, 4.250% (3-Month USD-LIBOR + 0.350%) due 10/15/27	44,635
71,694	American Tire Distributors Inc., 8.500% (3-Month USD-LIBOR + 0.750%) due 9/2/24	71,605
55,000	American Trailer World Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 3/3/28	54,352
9,950	AmWINS Group Inc., 3.000% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,849
	Asurion LLC:
239,825	3.335% (1-Month USD-LIBOR + 0.325%) due 7/31/27	234,978
20,000	5.335% (1-Month USD-LIBOR + 0.525%) due 1/31/28	19,893
145,284	athenahealth Inc., 4.377% (3-Month USD-LIBOR + 0.425%) due 2/11/26	145,647
75,000	Atlas Purchaser Inc., 6.000% (3-Month USD-LIBOR + 0.525%) due 5/8/28	73,594
35,000	Autokiniton US Holdings Inc., 5.000% (3-Month USD-LIBOR + 0.450%) due 4/6/28	35,055
	Avaya Inc.:
85,000	4.096% (1-Month USD-LIBOR + 0.400%) due 12/15/27	85,012
94,286	4.346% (1-Month USD-LIBOR + 0.425%) due 12/15/27	94,337
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$120,622	Aventiv Technologies LLC, 5.500% (3-Month USD-LIBOR + 0.450%) due 11/1/24	$114,025
119,853	Azalea TopCo Inc., 3.628% (3-Month USD-LIBOR + 0.350%) due 7/24/26	118,535
520,000	Bally’s Corp., due 8/6/28(l)	518,794
31,736	Bausch Health Cos. Inc., 3.085% (1-Month USD-LIBOR + 0.300%) due 6/2/25	31,612
70,709	BellRing Brands LLC, 4.750% (1-Month USD-LIBOR + 0.400%) due 10/21/24	70,897
141,990	Blackhawk Network Holdings Inc., 3.085% (1-Month USD-LIBOR + 0.300%) due 6/15/25	140,287
99,361	Brand Energy & Infrastructure Services Inc., 5.250% (3-Month USD-LIBOR + 0.425%) due 6/21/24	97,966
77,311	Brazos Delaware II LLC, 4.088% (1-Month USD-LIBOR + 0.400%) due 5/21/25	75,157
151,376	Bright Bidco BV, 4.500% (3-Month USD-LIBOR + 0.350%) due 6/30/24	121,479
114,419	Brookfield WEC Holdings Inc., 3.250% (1-Month USD-LIBOR + 0.275%) due 8/1/25	113,399
14,053	Brown Group Holdings LLC, 3.250% (3-Month USD-LIBOR + 0.275%) due 6/7/28	13,977
113,850	BY Crown Parent LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/2/26	113,565
84,363	Cablevision Lightpath LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 11/30/27	84,194
99,250	Caesars Resort Collection LLC, 4.585% (1-Month USD-LIBOR + 0.450%) due 7/21/25	99,384
14,738	Calpine Corp., 2.085% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,481
9,950	Camelot U.S. Acquisition 1 Co., 4.000% (1-Month USD-LIBOR + 0.300%) due 10/30/26	9,950
59,400	Carnival Corp., 3.750% (3-Month USD-LIBOR + 0.300%) due 6/30/25	58,999
370,000	Cengage Learning Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 7/14/26	370,821
124,375	Charter Next Generation Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 12/1/27	124,355
202,204	CHG PPC Parent LLC, 2.835% (1-Month USD-LIBOR + 0.275%) due 3/31/25	200,309
64,541	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 0.325%) due 10/2/24	64,449
37,976	Clear Channel Outdoor Holdings Inc., 3.628% (3-Month USD-LIBOR + 0.350%) due 8/21/26	37,054
41,225	ClubCorp Holdings Inc., 2.897% (3-Month USD-LIBOR + 0.275%) due 9/18/24	38,614
89,775	CNT Holdings I Corp., 4.500% (3-Month USD-LIBOR + 0.375%) due 11/8/27	89,675
120,000	Cologix Holdings Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 5/1/28	119,850
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$10,000	Columbus McKinnon Corp., 3.250% (3-Month USD-LIBOR + 0.275%) due 5/14/28	$9,988
174,543	Compass Power Generation LLC, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/20/24	171,862
45,000	Conair Holdings LLC, 4.250% (3-Month USD-LIBOR + 0.375%) due 5/17/28	44,934
64,188	Connect Finco SARL, 4.500% (1-Month USD-LIBOR + 0.350%) due 12/11/26	64,121
99,250	Conservice Midco LLC, 4.357% (2-Month USD-LIBOR + 0.425%) due 5/13/27	99,126
	Constant Contact Inc.:
98,529	4.750% (3-Month USD-LIBOR + 0.400%) due 2/10/28	98,037
55,000	CoreLogic Inc., 4.000% (1-Month USD-LIBOR + 0.350%) due 6/2/28	54,742
84,541	Cornerstone Building Brands Inc., 3.750% (1-Month USD-LIBOR + 0.325%) due 4/12/28	84,172
139,192	Cornerstone OnDemand Inc., 0.000% (1-Month USD-LIBOR + 0.325%) due 4/22/27	139,004
209,475	CP Atlas Buyer Inc., 4.250% (2-Month USD-LIBOR + 0.375%) due 11/23/27	208,499
160,000	CQP Holdco LP, 4.250% (3-Month USD-LIBOR + 0.375%) due 6/5/28	158,725
15,383	CSC Holdings LLC, 2.345% (1-Month USD-LIBOR + 0.225%) due 7/17/25	15,147
239,075	Cvent Inc., 3.835% (1-Month USD-LIBOR + 0.375%) due 11/29/24	238,105
37,528	Cyanco Intermediate 2 Corp., 3.585% (1-Month USD-LIBOR + 0.350%) due 3/16/25	37,188
101,182	Cyxtera DC Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 5/1/24	99,332
148,312	DCert Buyer Inc., 4.085% (1-Month USD-LIBOR + 0.400%) due 10/16/26	147,982
	DG Investment Intermediate Holdings 2 Inc.:
22,386	4.338% (1-Month USD-LIBOR + 0.375%) due 3/31/28	22,362
136,429	4.500% (1-Month USD-LIBOR + 0.375%) due 3/31/28	136,283
15,000	7.500% (1-Month USD-LIBOR + 0.675%) due 3/30/29	14,950
68,759	Dhanani Group Inc., 3.835% (1-Month USD-LIBOR + 0.375%) due 7/20/25	68,158
59,073	Diamond Sports Group LLC, 3.340% (1-Month USD-LIBOR + 0.325%) due 8/24/26	36,748
220,000	DIRECTV Financing LLC, 5.750% (1-Month USD-LIBOR + 0.500%) due 8/2/27	219,875
40,000	DT Midstream Inc., 2.500% (3-Month USD-LIBOR + 0.200%) due 6/26/28	39,950
	Dynasty Acquisition Co., Inc.:
108,161	3.647% (3-Month USD-LIBOR + 0.350%) due 4/6/26	105,170
466	E.W. Scripps Co., 3.313% (1-Month USD-LIBOR + 0.256%) due 5/1/26	464
345,000	EAB Global Inc., 4.000% (1-Month USD-LIBOR + 0.350%) due 8/16/28	342,485
25,000	Ecovyst Catalyst Technologies LLC, 3.250% (3-Month USD-LIBOR + 0.275%) due 6/9/28	24,951
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$75,000	Edelman Financial Center LLC, 6.835% (1-Month USD-LIBOR + 0.675%) due 7/20/26	$75,187
40,000	Edelman Financial Engines Center LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 4/7/28	39,765
	EG Group Ltd.:
67,806	4.147% (3-Month USD-LIBOR + 0.400%) due 2/7/25	67,308
39,934	4.750% (3-Month USD-LIBOR) due 3/31/26	39,814
69,825	Endo Luxembourg Finance Co. I SARL, 5.750% (3-Month USD-LIBOR + 0.500%) due 3/27/28	67,691
150,000	Endurance International Group Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.350%) due 2/10/28	148,829
100,498	Envision Healthcare Corp., 3.835% (1-Month USD-LIBOR + 0.375%) due 10/10/25	88,125
4,987	eResearchTechnology Inc., 5.500% (1-Month USD-LIBOR + 0.450%) due 2/4/27	5,001
68,753	Excelitas Technologies Corp., 4.500% (3-Month USD-LIBOR + 0.350%) due 12/2/24	68,495
87,975	Exgen Renewables IV LLC, 3.500% (3-Month USD-LIBOR + 0.250%) due 12/15/27	87,676
97,933	Filtration Group Corp., 3.085% (1-Month USD-LIBOR + 0.300%) due 3/31/25	96,966
106,514	First Advantage Holdings LLC, 2.835% (1-Month USD-LIBOR + 0.275%) due 1/31/27	106,034
	First Student Bidco Inc.:
345,000	3.500% (3-Month USD-LIBOR + 0.300%) due 7/21/28	342,219
123,537	Flex Acquisition Co., Inc., 3.145% (3-Month USD-LIBOR + 0.300%) due 6/29/25	121,854
194,246	Flexential Intermediate Corp., 3.647% (3-Month USD-LIBOR + 0.350%) due 8/1/24	178,803
107,527	Flexera Software LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 3/3/28	107,443
149,766	Flutter Entertainment PLC, 2.368% (3-Month USD-LIBOR + 0.350%) due 7/21/26	148,884
46,042	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 10/25/23	45,995
65,184	Frontera Generation Holdings LLC, 0.000% (3-Month USD-LIBOR + 0.425%) due 5/2/25(e)	30,420
119,699	Gainwell Acquisition Corp., 4.750% (3-Month USD-LIBOR + 0.400%) due 10/1/27	119,998
155,000	Garda World Security Corp., 4.340% (1-Month USD-LIBOR + 0.425%) due 10/30/26	154,502
141,678	Gemini HDPE LLC, 3.500% (3-Month USD-LIBOR + 0.300%) due 12/31/27	141,324
121,154	Getty Images Inc., 4.625% (1-Month USD-LIBOR + 0.450%) due 2/19/26	120,877
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$144,275	Global Medical Response Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 10/2/25	$144,786
75,000	Gogo Intermediate Holdings LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 4/30/28	74,906
74,813	Grab Holdings Inc., 5.500% (3-Month USD-LIBOR + 0.450%) due 1/29/26	75,312
131,924	Graham Packaging Co., Inc., 3.750% (1-Month USD-LIBOR + 0.300%) due 8/4/27	131,281
153,412	Granite US Holdings Corp., 4.147% (3-Month USD-LIBOR + 0.400%) due 9/30/26	153,604
109,450	Great Outdoors Group LLC, 5.000% (3-Month USD-LIBOR + 0.425%) due 3/6/28	109,814
24,923	Greystone Select Financial LLC, 5.750% (6-Month USD-LIBOR + 0.500%) due 6/16/28	24,798
31,031	GTT Communications Inc., 2.900% (3-Month USD-LIBOR + 0.275%) due 5/31/25(d)	24,375
57,182	Gulf Finance LLC, 6.250% (1-Month USD-LIBOR + 0.525%) due 8/25/23	48,094
128,429	Helios Software Holdings Inc., 3.917% (3-Month USD-LIBOR + 0.375%) due 3/11/28	127,819
58,800	Hexion Inc., 3.650% (3-Month USD-LIBOR + 0.350%) due 7/1/26	58,702
206,928	H-Food Holdings LLC, 3.772% (1-Month USD-LIBOR + 0.369%) due 5/23/25	204,762
	HighTower Holding LLC:
68,000	4.750% (3-Month USD-LIBOR + 0.400%) due 4/21/28	67,983
	Hillman Group Inc.:
33,249	due 7/14/28(l)	33,048
540	0.260% (3-Month USD-LIBOR) due 7/14/28	537
64,838	Horizon Therapeutics USA Inc., 2.500% (1-Month USD-LIBOR + 0.200%) due 3/15/28	64,513
	Hyland Software Inc.:
10,000	7.000% (1-Month USD-LIBOR + 0.525%) due 7/7/25(e)(h)	10,129
40,125	7.000% (1-Month USD-LIBOR + 0.525%) due 7/7/25	40,425
	Icon Public Co., Ltd.:
205,000	3.000% (3-Month USD-LIBOR + 0.250%) due 7/3/28	204,787
95,551	iHeartCommunications Inc., 3.084% (1-Month USD-LIBOR + 0.300%) due 5/1/26	94,656
158,000	Informatica LLC, 3.335% (1-Month USD-LIBOR + 0.325%) due 2/25/27	156,903
120,000	Ingram Micro Inc., 4.000% (2-Month USD-LIBOR + 0.350%) due 6/30/28	120,180
36,839	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 0.550%) due 7/13/22	36,989
145,000	ION Trading Finance Ltd., 4.917% (3-Month USD-LIBOR + 0.475%) due 4/1/28	144,964
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$119,400	IRB Holding Corp., 4.250% (3-Month USD-LIBOR + 0.325%) due 12/15/27	$119,251
109,725	Ivanti Software Inc., 5.750% (3-Month USD-LIBOR + 0.475%) due 12/1/27	109,794
145,000	Jazz Pharmaceuticals PLC, 4.000% (1-Month USD-LIBOR + 0.350%) due 5/5/28	145,000
79,201	KBR Inc., 2.835% (1-Month USD-LIBOR + 0.275%) due 2/5/27	78,745
69,800	Kenan Advantage Group Inc., 4.500% (1-Month USD-LIBOR + 0.375%) due 3/24/26	69,576
113,275	Kestrel Bidco Inc., 4.000% (3-Month USD-LIBOR + 0.300%) due 12/11/26	109,254
98,735	Kindred Healthcare LLC, 4.625% (1-Month USD-LIBOR + 0.450%) due 7/2/25	98,611
114,713	Kleopatra Finco SARL, 5.250% (6-Month USD-LIBOR + 0.475%) due 2/12/26	114,534
34,913	Kodiak BP LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/12/28	34,767
109,462	Kronos Acquisition Holdings Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 12/22/26	106,658
	LBM Acquisition LLC:
85,694	4.500% (3-Month USD-LIBOR + 0.375%) due 12/17/27	84,387
7,135	Lealand Finance Co. BV, 1.085% (1-Month USD-LIBOR + 0.100%) due 6/30/25	3,134
177,368	LifePoint Health Inc., 3.835% (1-Month USD-LIBOR + 0.375%) due 11/16/25	176,018
34,631	Lions Gate Capital Holdings LLC, 2.335% (1-Month USD-LIBOR + 0.225%) due 3/24/25	34,224
154,225	LogMeIn Inc., 4.847% (1-Month USD-LIBOR + 0.475%) due 8/31/27	153,622
126,868	Lower Cadence Holdings LLC, 4.085% (1-Month USD-LIBOR + 0.400%) due 5/22/26	126,636
131,704	Lucid Energy Group II Borrower LLC, 4.000% (1-Month USD-LIBOR + 0.300%) due 2/17/25	129,564
149,251	Lummus Technology Holdings V LLC, 3.585% (1-Month USD-LIBOR + 0.350%) due 6/30/27	148,349
295,000	Madison IAQ LLC, 3.750% (3-Month USD-LIBOR + 0.325%) due 6/21/28	292,973
36,467	Maravai Intermediate Holdings LLC, 4.750% (1-Month USD-LIBOR + 0.375%) due 10/19/27	36,535
150,000	Mavis Tire Express Services Topco Corp., 4.750% (1-Month USD-LIBOR + 0.400%) due 5/4/28	149,916
163,001	MED ParentCo LP, 4.335% (1-Month USD-LIBOR + 0.425%) due 8/31/26	162,313
130,077	Messer Industries GmbH, 2.647% (3-Month USD-LIBOR + 0.250%) due 3/2/26	128,939
50,000	Michaels Cos. Inc., 5.000% (1-Month USD-LIBOR + 0.425%) due 4/15/28	50,000
110,000	Mileage Plus Holdings LLC, 6.250% (3-Month USD-LIBOR + 0.525%) due 6/21/27	116,600
199,357	Minotaur Acquisition Inc., 4.835% (1-Month USD-LIBOR + 0.475%) due 3/27/26	198,101
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$29,772	Mirion Technologies Inc., 4.147% (3-Month USD-LIBOR + 0.400%) due 3/6/26	$29,725
	Misys Ltd.:
130,071	4.500% (3-Month USD-LIBOR + 0.350%) due 6/13/24	128,430
45,000	8.250% (3-Month USD-LIBOR + 0.725%) due 6/13/25	45,206
	Mitchell International Inc.:
120,905	3.335% (1-Month USD-LIBOR + 0.325%) due 11/29/24	119,531
30,000	7.335% (1-Month USD-LIBOR + 0.725%) due 12/1/25	29,952
25,933	MLN US HoldCo LLC, 4.589% (1-Month USD-LIBOR + 0.450%) due 11/30/25	23,502
	Motion Acquisition Ltd.:
39,404	3.397% (3-Month USD-LIBOR + 0.325%) due 11/12/26	37,647
50,104	NASCAR Holdings LLC, 2.835% (1-Month USD-LIBOR + 0.275%) due 10/19/26	49,848
43,988	NCR Corp., 2.630% (3-Month USD-LIBOR + 0.250%) due 8/28/26	43,401
24,874	Option Care Health Inc., 3.835% (1-Month USD-LIBOR + 0.375%) due 8/6/26	24,818
145,000	Organon & Co., 3.500% (3-Month USD-LIBOR + 0.300%) due 6/2/28	145,423
61,702	Ortho-Clinical Diagnostics Inc., 3.091% (1-Month USD-LIBOR + 0.300%) due 6/30/25	61,612
43,875	Outcomes Group Holdings Inc., 3.397% (3-Month USD-LIBOR + 0.325%) due 10/24/25	43,118
64,838	Packaging Coordinators Midco Inc., 4.250% (1-Month USD-LIBOR + 0.350%) due 11/30/27	64,740
69,825	Packers Holdings LLC, 4.000% (3-Month USD-LIBOR + 0.325%) due 3/9/28	69,141
36,994	Pactiv Evergreen Inc., 2.835% (1-Month USD-LIBOR + 0.275%) due 2/5/23	36,757
69,825	PAI Holdco Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 10/28/27	69,738
74,813	Park River Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 12/28/27	74,308
227,361	Pathway Vet Alliance LLC, 3.835% (1-Month USD-LIBOR + 0.375%) due 3/31/27	225,833
47,036	PCI Gaming Authority, 2.585% (1-Month USD-LIBOR + 0.250%) due 5/29/26	46,657
124,688	Peraton Corp., 4.500% (1-Month USD-LIBOR + 0.375%) due 2/1/28	124,661
144,638	Petco Health and Wellness Co., Inc., 4.000% (3-Month USD-LIBOR + 0.325%) due 3/3/28	144,276
75,000	PetSmart LLC, 4.500% (3-Month USD-LIBOR + 0.375%) due 2/11/28	75,062
4,975	PetVet Care Centers LLC, 4.250% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,966
128,700	PG&E Corp., 3.500% (3-Month USD-LIBOR + 0.300%) due 6/23/25	123,123
99,325	Phoenix Services International LLC, due 3/1/25(l)	98,828
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$39,790	Playa Resorts Holding BV, 3.750% (1-Month USD-LIBOR + 0.275%) due 4/29/24	$38,204
94,763	Playtika Holding Corp., 2.835% (1-Month USD-LIBOR + 0.275%) due 3/13/28	94,365
144,638	PODS LLC, 3.750% (1-Month USD-LIBOR + 0.300%) due 3/31/28	144,050
675,000	Polaris Newco LLC, 4.500% (3-Month USD-LIBOR + 0.400%) due 6/2/28	674,190
77,411	PowerTeam Services LLC, 4.250% (3-Month USD-LIBOR + 0.325%) due 3/6/25	76,676
54,113	Prairie ECI Acquiror LP, 4.835% (1-Month USD-LIBOR + 0.475%) due 3/11/26	52,219
142,825	Pregis TopCo LLC, 4.085% (1-Month USD-LIBOR + 0.400%) due 7/31/26	142,586
24,750	Presidio Holdings Inc., 3.628% (3-Month USD-LIBOR + 0.350%) due 1/22/27	24,637
285,000	Proofpoint Inc., due 8/31/28(l)	283,179
133,682	Pug LLC, 3.585% (1-Month USD-LIBOR + 0.350%) due 2/12/27	129,448
154,613	Rackspace Technology Global Inc., 3.500% (3-Month USD-LIBOR + 0.275%) due 2/15/28	152,889
85,000	Redstone Holdco 2 LP, due 4/27/28(l)	84,681
	Renaissance Holding Corp.:
184,943	3.335% (1-Month USD-LIBOR + 0.325%) due 5/30/25	182,285
35,000	7.085% (1-Month USD-LIBOR + 0.700%) due 5/29/26	35,007
39,900	Rent-A-Center Inc., 4.750% (1-Month USD-LIBOR + 0.400%) due 2/17/28	40,037
43,314	Reynolds Consumer Products LLC, 1.835% (1-Month USD-LIBOR + 0.175%) due 2/4/27	42,997
59,700	Riverbed Technology Inc., 7.000% (2-Month USD-LIBOR + 0.600%) due 12/31/25	53,002
89,077	Sabre GLBL Inc., 2.085% (1-Month USD-LIBOR + 0.200%) due 2/22/24	87,611
69,429	Schenectady International Group Inc., 4.874% (3-Month USD-LIBOR + 0.475%) due 10/15/25	69,342
172,565	Scientific Games International Inc., 2.835% (1-Month USD-LIBOR + 0.275%) due 8/14/24	170,917
41,220	SCIH Salt Holdings Inc., 4.750% (3-Month USD-LIBOR + 0.400%) due 3/16/27	41,264
142,974	Sedgwick Claims Management Services Inc., 3.335% (1-Month USD-LIBOR + 0.325%) due 12/31/25	141,115
206,325	Sinclair Television Group Inc., 2.590% (1-Month USD-LIBOR + 0.250%) due 9/30/26	201,889
177,787	SIWF Holdings Inc., 4.335% (1-Month USD-LIBOR + 0.425%) due 6/15/25	177,750
86,819	Six Flags Theme Parks Inc., 1.840% (1-Month USD-LIBOR + 0.175%) due 4/17/26	84,371
90,000	SkyMiles IP Ltd., 4.750% (3-Month USD-LIBOR + 0.375%) due 10/20/27	95,383
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$19,700	SMG US Midco 2 Inc., 2.616% (3-Month USD-LIBOR + 0.250%) due 1/23/25	$18,493
73,947	SolarWinds Holdings Inc., 2.835% (1-Month USD-LIBOR + 0.275%) due 2/5/24	72,914
	Solenis Holdings LLC:
118,179	4.085% (1-Month USD-LIBOR + 0.400%) due 6/26/25	118,010
5,000	8.585% (1-Month USD-LIBOR + 0.850%) due 6/26/26	4,983
	Southern Veterinary Partners LLC:
139,903	5.000% (3-Month USD-LIBOR + 0.400%) due 10/5/27	140,078
109,725	Spin Holdco Inc., 4.750% (3-Month USD-LIBOR + 0.400%) due 3/4/28	109,780
65,000	SRS Distribution Inc., 4.250% (3-Month USD-LIBOR + 0.375%) due 6/2/28	64,756
49,791	Staples Inc., 5.126% (3-Month USD-LIBOR + 0.500%) due 4/16/26	46,983
34,563	Sunshine Luxembourg VII SARL, 4.500% (3-Month USD-LIBOR + 0.375%) due 10/1/26	34,581
31,428	Syncreon Group BV, 6.000% (1-Month USD-LIBOR + 0.500%) due 10/1/24	31,663
143,121	TAMKO Building Products LLC, 3.108% (3-Month USD-LIBOR + 0.300%) due 5/29/26	142,047
63,909	Team Health Holdings Inc., 3.750% (1-Month USD-LIBOR + 0.275%) due 2/6/24	62,063
79,400	Tech Data Corp., 5.584% (1-Month USD-LIBOR + 0.550%) due 6/30/25	79,400
50,000	Tecta America Corp., 5.000% (1-Month USD-LIBOR + 0.425%) due 4/6/28	50,000
130,181	Telesat Canada, 2.860% (2-Month USD-LIBOR + 0.275%) due 12/7/26	120,082
142,832	Terrier Media Buyer Inc., 3.585% (1-Month USD-LIBOR + 0.350%) due 12/17/26	141,917
15,000	TIBCO Software Inc., 7.340% (1-Month USD-LIBOR + 0.725%) due 3/3/28	15,122
50,000	Tiger Acquisition LLC, 3.750% (3-Month USD-LIBOR + 0.325%) due 6/1/28	49,667
196,220	Titan Acquisition Ltd., 3.167% (3-Month USD-LIBOR + 0.300%) due 3/28/25	191,825
34,631	Trans Union LLC, 1.835% (1-Month USD-LIBOR + 0.175%) due 11/16/26	34,268
191,523	TransDigm Inc., 2.335% (1-Month USD-LIBOR + 0.225%) due 12/9/25	188,376
103,864	Travel Leaders Group LLC, 4.085% (1-Month USD-LIBOR + 0.400%) due 1/25/24	96,074
	Travelport Finance (Luxembourg) SARL:
81,409	due 2/28/25(l)	82,936
29,713	5.147% (3-Month USD-LIBOR + 0.500%) due 5/29/26	24,736
73,788	Traverse Midstream Partners LLC, 6.500% (1-Month USD-LIBOR + 0.550%) due 9/27/24	73,777
	Tricorbraun Holdings Inc.:
2,066	3.325% (3-Month USD-LIBOR + 0.325%) due 3/3/28	2,045
61,228	3.750% (3-Month USD-LIBOR + 0.325%) due 3/3/28	60,624
135,000	Triton Water Holdings Inc., 4.000% (3-Month USD-LIBOR + 0.350%) due 3/31/28	134,002
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(f) – (continued)
$39,900	Truck Hero Inc., 4.000% (1-Month USD-LIBOR + 0.325%) due 1/31/28	$39,710
44,767	U.S. Silica Co., 5.000% (1-Month USD-LIBOR + 0.400%) due 5/1/25	43,102
9,794	Uber Technologies Inc., 3.585% (1-Month USD-LIBOR + 0.350%) due 2/25/27	9,760
63,663	UGI Energy Services LLC, 3.835% (1-Month USD-LIBOR + 0.375%) due 8/13/26	63,663
	UKG Inc.:
213,465	4.000% (3-Month USD-LIBOR + 0.325%) due 5/4/26	213,465
20,000	7.500% (3-Month USD-LIBOR + 0.675%) due 5/3/27	20,288
37,907	Ultra Clean Holdings Inc., 3.835% (1-Month USD-LIBOR + 0.375%) due 8/27/25	37,907
54,863	United AirLines Inc., 4.500% (3-Month USD-LIBOR + 0.375%) due 4/21/28	54,918
36,273	United Natural Foods Inc., 3.585% (1-Month USD-LIBOR + 0.350%) due 10/22/25	36,114
29,550	Univar Solutions USA Inc., 2.085% (1-Month USD-LIBOR + 0.200%) due 7/1/26	29,312
54,313	Upstream Newco Inc., 4.593% (1-Month USD-LIBOR + 0.450%) due 11/20/26(e)	54,109
206,325	US Foods Inc., 2.085% (1-Month USD-LIBOR + 0.200%) due 9/13/26	202,027
89,329	Vantage Specialty Chemicals Inc., 4.500% (3-Month USD-LIBOR + 0.350%) due 10/28/24	86,761
5,000	Verscend Holding Corp., 4.085% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,989
29,925	Virtusa Corp., 4.750% (1-Month USD-LIBOR + 0.400%) due 2/11/28	30,028
325,000	W.R. Grace Holdings LLC, due 8/11/28(l)	325,543
166,761	Wand Newco 3 Inc., 3.085% (1-Month USD-LIBOR + 0.300%) due 2/5/26	164,706
39,797	WaterBridge Midstream Operating LLC, 6.750% (3-Month USD-LIBOR + 0.575%) due 6/22/26	38,340
250,000	Whatabrands LLC, 3.750% (1-Month USD-LIBOR + 0.325%) due 8/3/28	249,140
35,000	Wheel Pros Inc., 5.250% (1-Month USD-LIBOR + 0.450%) due 5/11/28	35,000
105,000	WIN Waste Innovations Holdings Inc., 3.250% (3-Month USD-LIBOR + 0.275%) due 3/24/28	104,625
70,000	Zebra Buyer LLC, due 4/21/28(l)	70,088
173,302	Zelis Cost Management Buyer Inc., 3.596% (1-Month USD-LIBOR + 0.350%) due 9/30/26	172,292
20,000	Ziggo Financing Partnership, 2.596% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,781
	TOTAL SENIOR LOANS (Cost – $24,863,640)	24,935,575
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units		Security	Value
MUNICIPAL BONDS – 0.1%††
California – 0.0%
$140,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Series H, 6.548% due 5/15/48	$218,430
360,000	AA-	State of California, GO, 7.300% due 10/1/39	582,747
		Total California	801,177
New York – 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	1,000,866
200,000	A	New York State Thruway Authority, Revenue Bonds, Series M, 2.900% due 1/1/35	214,982
		Total New York	1,215,848
		TOTAL MUNICIPAL BONDS (Cost – $1,962,251)	2,017,025
Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 1.3%
256,191	iShares Core U.S. Aggregate Bond (Cost – $29,999,966)	29,733,528
COMMON STOCKS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
1,640	Foresight Energy LLC/Foresight Energy Finance Corp.*(e)(h)	35,696
ENERGY – 0.0%
Oil & Gas – 0.0%
1,922	Gulfport Energy Operating Corp.*	128,505
1,842	Tapstone Energy LLC/Tapstone Energy Finance Corp.*(e)(h)	7,884
	TOTAL ENERGY	136,389
INDUSTRIAL – 0.0%
Engineering & Construction – 0.0%
3,092	Mcdermott International Ltd.*	1,391
	TOTAL COMMON STOCKS (Cost – $24,301)	173,476
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,387,602,892)	2,389,520,129
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 4.6%
TIME DEPOSITS – 4.5%
$12,916,505	BNP Paribas – Paris, 0.005% due 9/1/21	$12,916,505
11,401,141	Royal Bank of Canada Toronto, 0.005% due 9/1/21	11,401,141
76,303,381	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	76,303,381
	TOTAL TIME DEPOSITS (Cost – $100,621,027)	100,621,027
U.S. GOVERNMENT OBLIGATIONS – 0.1%
	U.S. Treasury Bills:
2,900,000	0.044% due 9/23/21(m)	2,899,922
570,000	0.050% due 5/19/22(m)	569,773
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $3,469,716)	3,469,695
	TOTAL SHORT-TERM INVESTMENTS (Cost – $104,090,743)	104,090,722
	TOTAL INVESTMENTS – 110.9% (Cost – $2,491,693,635)	2,493,610,851
	Liabilities in Excess of Other Assets – (10.9)%	(245,196,534)
	TOTAL NET ASSETS – 100.0%	$2,248,414,317

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $492,343,921 and represents 21.90% of net assets.

(b)
Security is perpetual in nature and has no stated maturity date.

(c)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(d)
Security is currently in default.

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $29,010,069 and represents 1.29% of net assets.

(f)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2021.

(g)
Interest only security.

(h)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(i)
Principal only security.

(j)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(k)
This security is traded on a TBA basis (See Note 5).

(l)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)
Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule:
CLO
   —    Collateralized Loan Obligation

CMT
   —    Constant Maturity Treasury Index

GO
   —    General Obligation

LIBOR
   —    London Interbank Offered Rate

LLC
   —    Limited Liability Company

LP
   —    Limited Partnership

PCL
   —    Public Company Limited

PLC
   —    Public Limited Company

REMICS
   —    Real Estate Mortgage Investment Conduit

SARL
   —    Société à Responsabilité Limitée

SOFR
   —    Secured Overnight Financing Rate

SPACs
   —    Special Purpose Acquisition Companies

UMBS
   —    Uniform Mortgage Backed Securities

Summary of Investments by Security Type^
Corporate Bonds & Notes	23.3%
Collateralized Mortgage Obligations	21.6
U.S. Government Obligations	20.5
Mortgage-Backed Securities	18.3
Asset-Backed Securities	8.4
Sovereign Bonds	1.4
Exchange Traded Fund (ETF)	1.2
Senior Loans	1.0
Municipal Bonds	0.1
Common Stocks	0.0*
Short-Term Investments	4.2
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Core Fixed Income Fund (concluded)

At August 31, 2021, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Ultra	12	12/21	$1,774,840	$1,776,188	$1,348
U.S. 2 Year Note (CBT)	1	12/21	220,187	220,328	141
U.S. Ultra Bond (CBT)	30	12/21	5,941,292	5,918,437	(22,855)
					(21,366)
Contracts to Sell:
U.S. 10 Year Note (CBT)	21	12/21	$2,802,299	$2,802,516	$(217)
U.S. 10 Year Ultra	151	12/21	22,332,937	22,350,359	(17,422)
U.S. 2 Year Note (CBT)	143	12/21	31,483,469	31,506,922	(23,453)
U.S. 5 Year Note (CBT)	551	12/21	68,033,375	68,169,031	(135,656)
U.S. Long Bond (CBT)	124	12/21	20,268,813	20,208,125	60,688
					(116,060)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(137,426)
Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$326,000	1.500% due 9/1/36(a) (Proceeds – $331,183)	$331,217
1,700,000	3.500% due 9/1/43(a) (Proceeds – $1,814,551)	1,814,557
	Government National Mortgage Association:
1,275,000	4.000% due 9/1/51(a) (Proceeds – $1,349,508)	1,349,906
	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds – $3,495,241)	$3,495,680

(a)
This security is traded on a TBA basis (see Note 5).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 47.3%
Basic Materials – 1.5%
$8,000,000	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(a)	$8,366,666
	Glencore Funding LLC, Company Guaranteed Notes:
80,000	4.125% due 5/30/23(a)	84,601
15,000	4.125% due 3/12/24(a)	16,128
15,000	4.000% due 4/16/25(a)	16,386
200,000	POSCO, Senior Unsecured Notes, 2.375% due 11/12/22	203,922
	Total Basic Materials	8,687,703
Communications – 16.2%
125,000	AT&T Inc., Senior Unsecured Notes, 4.450% due 4/1/24	136,001
200,000	Baidu Inc., Senior Unsecured Notes, 3.075% due 4/7/25	211,794
7,116,000	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes, 4.000% due 3/1/23(a)	7,159,052
7,701,000	Cengage Learning Inc., Senior Unsecured Notes, 9.500% due 6/15/24(a)	7,912,778
1,032,000EUR	CentralNic Group PLC, Senior Secured Notes, 7.000% (3-Month EURIBOR + 7.000)% due 7/3/23(b)	1,258,136
835,000	Cogent Communications Group Inc., Senior Secured Notes, 5.375% due 3/1/22(a)	843,350
15,164,000	CSC Holdings LLC, Senior Unsecured Notes, 6.750% due 11/15/21	15,321,706
6,502,000	DISH Network Corp., Senior Unsecured Notes, 2.375% due 3/15/24	6,306,940
9,404,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(a)	9,356,980
10,578,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 6.000)% due 8/9/22(a)(b)	12,488,724
6,652,000	Lumen Technologies Inc., Senior Unsecured Notes, 5.800% due 3/15/22	6,801,670
3,470,000	Meredith Corp., Senior Secured Notes, 6.500% due 7/1/25(a)	3,738,925
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	187,650
442,000	NortonLifeLock Inc., Senior Unsecured Notes, 5.000% due 4/15/25(a)	446,827
125,000	Omnicom Group Inc./Omnicom Capital Inc., Senior Unsecured Notes, 3.650% due 11/1/24	135,558
200,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	209,920
200,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 3.250% due 6/30/25	215,830
1,201,000	Sprint Communications Inc., Company Guaranteed Notes, 11.500% due 11/15/21	1,225,741
11,770,000	Sprint Corp., Company Guaranteed Notes, 7.250% due 9/15/21	11,795,894
200,000	Tencent Holdings Ltd., Senior Unsecured Notes, 1.810% due 1/26/26(a)	202,467
5,382,000	Twitter Inc., Senior Unsecured Notes, 1.000% due 9/15/21	5,377,852
130,000	Verizon Communications Inc., Senior Unsecured Notes, 1.225% (3-Month USD-LIBOR + 1.100)% due 5/15/25(b)	133,637
	Total Communications	91,467,432
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 2.4%
$200,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26	$201,914
130,000	Dollar Tree Inc., Senior Unsecured Notes, 3.700% due 5/15/23	136,709
6,336,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.813% due 10/12/21	6,338,978
3,750,000SEK	Gaming Innovation Group PLC, 8.500% (3-Month SEK-STIBOR + 8.500)% due 6/11/24(a)(b)	442,879
120,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	138,149
4,303,891	Hawaiian Airlines Class B Pass-Through Certificates, Pass-Thru Certificates, 4.950% due 1/15/22	4,297,505
911,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000)% due 12/22/24(a)(b)	908,722
135,000	Hyundai Capital America, Senior Unsecured Notes, 2.850% due 11/1/22(a)	138,516
130,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	138,693
400,000EUR	SB Holdco PLC, Secured Notes, 8.000% (3-Month EURIBOR + 8.000)% due 7/13/22(b)	476,315
130,000	Southwest Airlines Co., Senior Unsecured Notes, 4.750% due 5/4/23	138,792
	Total Consumer Cyclical	13,357,172
Consumer Non-cyclical – 8.9%
135,000	AbbVie Inc., Senior Unsecured Notes, 2.300% due 11/21/22	138,070
	Anthem Inc., Senior Unsecured Notes:
35,000	3.300% due 1/15/23	36,382
90,000	3.500% due 8/15/24	96,628
130,000	AstraZeneca PLC, Senior Unsecured Notes, 3.500% due 8/17/23	137,466
135,000	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	135,782
100,000	Central American Bottling Corp., Company Guaranteed Notes, 5.750% due 1/31/27	104,750
3,527,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(a)	3,685,010
125,000	Conagra Brands Inc., Senior Unsecured Notes, 4.300% due 5/1/24	136,186
6,250,000SEK	Desenio Holding AB, Secured Notes, 5.500% (3-Month SEK-STIBOR + 5.500)% due 12/16/24(b)	735,527
13,344,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(a)	13,710,426
125,000	HCA Inc., Senior Secured Notes, 5.000% due 3/15/24	137,488
200,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	209,954
10,234,000	Jaguar Holding Co. II/PPD Development LP, Company Guaranteed Notes, 4.625% due 6/15/25(a)	10,743,653
135,000	Keurig Dr Pepper Inc., Company Guaranteed Notes, 0.750% due 3/15/24	135,161
3,148,000	Nathan’s Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(a)	3,211,590
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$6,639,000	Nielsen Co. Luxembourg SARL, Company Guaranteed Notes, 5.000% due 2/1/25(a)	$6,804,975
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	210,573
135,000	Royalty Pharma PLC, Company Guaranteed Notes, 0.750% due 9/2/23	135,590
2,611,000	Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(a)	2,657,528
120,000	Triton Container International Ltd., Senior Secured Notes, 0.800% due 8/1/23(a)	119,921
65,000	UnitedHealth Group Inc., Senior Unsecured Notes, 0.550% due 5/15/24	65,022
8,251,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(a)(c)	6,995,393
	Total Consumer Non-cyclical	50,343,075
Diversified – 0.9%
4,201,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250)% due 2/3/25(b)	5,145,970
Energy – 2.1%
150,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	161,632
200,000	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	203,143
188,240	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	203,772
5,520,260	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes, 10.000% due 2/29/24(a)	5,658,266
200,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	201,516
4,289,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	4,162,260
200,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	212,000
135,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 0.550% due 5/15/23	134,879
250,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	272,789
200,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(a)	200,392
125,000	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.750% due 5/1/24(a)	134,100
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	214,502
135,000	Valero Energy Corp., Senior Unsecured Notes, 1.200% due 3/15/24	136,047
	Total Energy	11,895,298
Financial – 4.0%
135,000	Athene Global Funding, Senior Secured Notes, 0.750% (SOFRRATE + 0.700)% due 5/24/24(a)(b)	135,725
	Avolon Holdings Funding Ltd., Company Guaranteed Notes:
115,000	3.625% due 5/1/22(a)	117,023
15,000	5.125% due 10/1/23(a)	16,170
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	210,052
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(a)	$148,944
50,000	Banco de Credito del Peru, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000)% due 7/1/30(b)	50,000
150,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	157,876
	Bank of America Corp., Senior Unsecured Notes:
90,000	0.921% (3-Month USD-LIBOR + 0.790)% due 3/5/24(b)	90,814
50,000	0.740% (SOFRRATE + 0.690)% due 4/22/25(b)	50,454
	Bank of Nova Scotia, Senior Unsecured Notes:
35,000	0.550% due 9/15/23	35,103
100,000	0.650% due 7/31/24	100,048
60,000	Brighthouse Financial Global Funding, Senior Secured Notes, 0.600% due 6/28/23(a)	60,052
80,000	Canadian Imperial Bank of Commerce, Senior Unsecured Notes, 0.450% due 6/22/23	79,991
	Capital One Financial Corp., Senior Unsecured Notes:
35,000	3.200% due 1/30/23	36,310
100,000	3.900% due 1/29/24	107,343
140,000	Citigroup Inc., Senior Unsecured Notes, 1.143% (3-Month USD-LIBOR + 1.023)% due 6/1/24(b)	141,783
200,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	200,966
125,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	135,338
200,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	205,590
200,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	215,576
2,527,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 6.750% due 2/1/24	2,574,381
35,808	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	33,938
200,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446)% due 4/15/31(b)	198,752
	JPMorgan Chase & Co., Senior Unsecured Notes:
120,000	3.207% (3-Month USD-LIBOR + 0.695)% due 4/1/23(b)	121,985
15,000	3.900% due 7/15/25	16,522
80,000	Macquarie Bank Ltd., Senior Unsecured Notes, 2.100% due 10/17/22(a)	81,673
55,000	Macquarie Group Ltd., Senior Unsecured Notes, 4.150% (3-Month USD-LIBOR + 1.330)% due 3/27/24(a)(b)	57,957
200,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542)% due 10/29/26(b)	198,840
125,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 3.875% due 3/15/24	134,877
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$140,000	Morgan Stanley, Senior Unsecured Notes, 0.529% (SOFRRATE + 0.455)% due 1/25/24(b)	$140,067
	NongHyup Bank, Senior Unsecured Notes:
200,000	1.250% due 7/20/25(a)	200,753
200,000	1.250% due 7/20/25	200,753
20,400,000NOK	Nordic Capital Fund II, 6.450% (3-Month NIBOR + 6.250)% due 6/30/24(b)	2,376,586
200,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580)% due 9/10/30(a)(b)	200,272
118,536	Peru Enhanced Pass-Through Finance Ltd., Pass-Thru Certificates, zero coupon, due 6/2/25	112,906
140,000	Royal Bank of Canada, Senior Unsecured Notes, 0.575% (SOFRRATE + 0.525)% due 1/20/26(b)	140,827
100,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856)% due 12/13/27(b)	102,001
12,500,000SEK	Stockwik Förvaltning AB, Senior Secured Notes, 7.000% (3-Month SEK-STIBOR + 7.000)% due 9/3/23(b)	1,477,302
9,424,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	10,196,768
250,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	256,649
120,000	Truist Financial Corp., Senior Unsecured Notes, 0.446% (SOFRRATE + 0.400)% due 6/9/25(b)	120,232
200,000	United Overseas Bank Ltd., Subordinated Notes, 3.500% (5-Year USD Swap Rate + 2.236)% due 9/16/26(b)	200,182
	VNV Global AB:
5,040,000SEK	Senior Secured Notes, 5.750% due 10/4/22	599,298
1,250,000SEK	Senior Unsecured Notes, 5.500% due 6/24/24	148,816
135,000	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFRRATE + 1.600)% due 6/2/24(b)	137,846
125,000	Welltower Inc., Senior Unsecured Notes, 3.625% due 3/15/24	133,484
120,000	WP Carey Inc., Senior Unsecured Notes, 4.250% due 10/1/26	135,678
	Total Financial	22,594,503
Government – 0.0%
200,000	Banco Latinoamericano de Comercio Exterior SA, Senior Unsecured Notes, 2.375% due 9/14/25(a)	205,340
Industrial – 2.7%
3,000,000	Altera Shuttle Tankers LLC, Senior Unsecured Notes, 7.125% due 8/15/22	3,022,500
130,000	Boeing Co., Senior Unsecured Notes, 4.508% due 5/1/23	137,729
1,370,000	C3 Nano Inc., Senior Secured Notes, 6.500% due 2/15/24(a)(c)	1,392,366
130,000	Carrier Global Corp., Senior Unsecured Notes, 2.242% due 2/15/25	135,455
2,404,000	EnPro Industries Inc., Company Guaranteed Notes, 5.750% due 10/15/26	2,524,705
6,800,000NOK	Lakers Group AB, 5.960% (3-Month NIBOR + 5.550)% due 6/9/25(a)(b)	789,625
35,000	Martin Marietta Materials Inc., Senior Unsecured Notes, 0.650% due 7/15/23	35,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$130,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 2.700% due 11/1/24(a)	$136,559
130,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	136,473
6,284,000	SFL Corp., Ltd., Senior Unsecured Notes, 5.750% due 10/15/21	6,339,299
552,000	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.125% due 6/1/25(a)	559,728
	Total Industrial	15,209,520
Insurance – 0.2%
9,530,000SEK	ADDvise Group AB, 7.250% (3-Month SEK-STIBOR + 7.250)% due 5/21/24(b)	1,115,679
Media – 0.0%
9,800,000	BuzzFeed Inc., 7.000% due 9/30/26(c)(d)	—
Technology – 5.9%
5,129,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	6,282,745
12,718,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(a)	12,988,258
5,893,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	6,018,226
6,305,000EUR	Fiven ASA, Senior Secured Notes, 6.850% (3-Month EURIBOR + 6.850)% due 6/21/24(b)	7,593,487
135,000	Microchip Technology Inc., Senior Secured Notes, 0.972% due 2/15/24(a)	135,159
	Total Technology	33,017,875
Utilities – 2.5%
200,000	AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644)% due 3/26/79(a)(b)	214,000
60,000	Atmos Energy Corp., Senior Unsecured Notes, 0.625% due 3/9/23	60,006
	Brazos Electric Power Cooperative Inc., :
6,027,000	zero coupon, due 3/23/49(c)	5,424,300
4,493,333	zero coupon, due 3/23/49(c)	4,044,000
	DTE Energy Co., Senior Unsecured Notes:
60,000	2.529% due 10/1/24	62,876
75,000	1.050% due 6/1/25	74,839
139,100	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	136,667
200,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	214,263
200,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	135,000
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	204,752
200,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(a)	204,632
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	208,750
100,000	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 0.650% due 3/1/23	100,386
135,000	Pacific Gas & Electric Co., 1st Mortgage Notes, 1.750% due 6/16/22	134,941
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$130,000	PSEG Power LLC, Company Guaranteed Notes, 3.850% due 6/1/23	$137,210
1,914,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(a)	1,942,021
135,000	Southern California Edison Co., 1st Mortgage Notes, 0.880% (SOFRRATE + 0.830)% due 4/1/24(b)	135,615
200,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	198,006
200,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	214,454
	Total Utilities	13,846,718
	TOTAL CORPORATE BONDS & NOTES (Cost – $266,179,618)	266,886,285
SENIOR LOANS(b) – 18.8%
	Alliance HealthCare Services Inc.:
7,373,604	6.750% (3-Month USD-LIBOR + 3.500)% due 10/24/23	7,299,868
3,181,079	Change Healthcare Holdings LLC, 3.500% (3-Month USD-LIBOR + 2.500)% due 3/1/24	3,173,127
6,676,245	Cincinnati Bell Inc., 4.250% (1-Month USD-LIBOR + 3.250)% due 10/2/24	6,666,698
4,764,000	EP Energy LLC, due 11/23/21(c)(d)(e)	4,761,022
5,305,830	Forterra Finance LLC, 4.000% (1-Month USD-LIBOR + 3.000)% due 10/25/23	5,300,418
3,717,444	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000)% due 10/4/23	4,014,840
1,328,000	Intelsat Jackson Holdings SA, 6.500% (3-Month USD-LIBOR + 5.500)% due 7/13/22	1,333,392
8,446,016	JZ Capital Partners Ltd., 16.000% (3-Month USD-LIBOR + 11.000% cash + 4.000% PIK) due 10/8/25(c)(d)(f)	8,446,016
7,888,459	K&N Parent Inc., 5.750% (3-Month USD-LIBOR + 4.750)% due 10/20/23	7,486,147
7,729,000	Labl Inc., due 7/2/26(c)(e)	7,717,406
2,695,935	Lealand Finance Co. BV, 3.085% (1-Month USD-LIBOR + 3.000)% due 6/28/24	1,617,561
15,219,000	Mallinckrodt International Finance SA, due 2/28/22(e)	14,961,190
5,337,000	Meredith Corp., 2.585% (1-Month USD-LIBOR + 2.500)% due 1/31/25	5,305,138
7,375,000	Parexel International Corp., due 9/27/24(e)	7,364,085
4,277,402	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500)% due 10/31/24	4,268,035
8,190,230	QuarterNorth Energy Holding Inc., due 8/27/26(e)	8,067,377
8,246,000	Syncreon Group B.V., 7.000% (1-Month USD-LIBOR + 6.000)% due 4/1/25	8,287,230
	TOTAL SENIOR LOANS (Cost – $106,499,233)	106,069,550
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – 5.2%
$425,965	Aaset Trust, Series 2019-2, Class A, 3.376% due 10/16/39(a)	$415,998
	AccessLex Institute:
173,513	Series 2004-2, Class A3, 0.315% (3-Month USD-LIBOR + 0.190)% due 10/25/24(b)	171,660
204,645	Series 2007-A, Class A3, 0.429% (3-Month USD-LIBOR + 0.300)% due 5/25/36(b)	200,919
	Affirm Asset Securitization Trust:
200,000	Series 2020-A, Class A, 2.100% due 2/18/25(a)	201,131
141,332	Series 2020-Z2, Class A, 1.900% due 1/15/25(a)	142,400
257,218	Series 2021-Z1, Class A, 1.070% due 8/15/25(a)	257,571
966,300	Ajax Mortgage Loan Trust, Series 2019-C, Class A, 3.950% due 10/25/58(a)(b)	966,910
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 1.338% (3-Month USD-LIBOR + 1.150)% due 7/20/32(a)(b)	1,000,608
101,991	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(a)	103,162
	Arbor Realty Collateralized Loan Obligation Ltd.:
177,000	Series 2020-FL1, Class AS, 1.564% (SOFR30A + 1.514)% due 2/15/35(a)(b)	177,053
225,000	Series 2021-FL2, Class A, 1.196% (1-Month USD-LIBOR + 1.100)% due 5/15/36(a)(b)	225,069
192,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL1, Class B, 1.796% (1-Month USD-LIBOR + 1.700)% due 5/15/37(a)(b)	192,057
112,084	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1, Class A, 2.990% due 7/15/24(a)	113,142
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 1.264% (3-Month USD-LIBOR + 1.130)% due 4/19/34(a)(b)	499,873
300,621	Bayview Opportunity Master Fund IVa Trust, Series 2019-SBR1, Class A1, step bond to yield, 3.475% due 6/28/34(a)	302,617
184,000	BRSP Ltd., Series 2021-FL1, Class A, 1.237% (1-Month USD-LIBOR + 1.150)% due 8/19/38(a)(b)	184,000
	BSPRT Issuer Ltd.:
331,029	Series 2019-FL5, Class A, 1.246% (1-Month USD-LIBOR + 1.150)% due 5/15/29(a)(b)	330,798
193,000	Series 2021-FL6, Class A, 1.196% (1-Month USD-LIBOR + 1.100)% due 3/15/36(a)(b)	193,000
461,042	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(a)	466,794
1,000,000	Carlyle Global Market Strategies, Series 2021-7A, Class A1, 0.000% (3-Month USD-LIBOR + 1.160)% due 10/15/35(a)(b)(c)	1,000,000
991,833	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 1.179% (3-Month USD-LIBOR + 1.050)% due 7/27/31(a)(b)	992,113
	CHCP Ltd.:
250,000	Series 2021-FL1, Class A, 1.214% (SOFR30A + 1.164)% due 2/15/38(a)(b)	250,155
100,000	Series 2021-FL1, Class AS, 1.464% (SOFR30A + 1.414)% due 2/15/38(a)(b)	100,093
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 1.714% (SOFR30A + 1.664)% due 8/20/35(a)(b)	177,164
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$270,486	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(a)	$274,899
54,985	DT Auto Owner Trust, Series 2020-2A, Class A, 1.140% due 1/16/24(a)	55,115
700,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	701,629
58,724	Freed ABS Trust, Series 2020-FP1, Class A, 2.520% due 3/18/27(a)	58,915
200,000	FS RIALTO, Series 2021-FL2, Class A, 1.316% (1-Month USD-LIBOR + 1.220)% due 4/16/28(a)(b)	200,247
500,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 1.145% (3-Month USD-LIBOR + 1.020)% due 5/16/31(a)(b)	499,950
5,059	Genesis Private Label Amortizing Trust, Series 2020-1, Class A, 2.080% due 7/20/30(a)	5,059
250,000	Genesis Sales Finance Master Trust, Series 2020-AA, Class A, 1.650% due 9/22/25(a)	251,659
184,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 1.107% (1-Month USD-LIBOR + 1.020)% due 7/15/39(a)(b)	184,058
500,000	Greywolf CLO V Ltd., Series 2015-1A, Class A1R, 1.285% (3-Month USD-LIBOR + 1.160)% due 1/27/31(a)(b)	500,264
1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 1.314% (3-Month USD-LIBOR + 1.180)% due 10/20/31(a)(b)	1,000,150
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 1.446% (3-Month USD-LIBOR + 1.320)% due 4/15/34(a)(b)	1,000,647
500,000	Hayfin US XII Ltd., Series 2018-8A, Class A, 1.254% (3-Month USD-LIBOR + 1.120)% due 4/20/31(a)(b)	498,772
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(a)	503,964
200,000	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 1.146% (1-Month USD-LIBOR + 1.050)% due 6/16/36(a)(b)	200,063
346,649	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(a)	361,889
	Invitation Homes Trust:
59,747	Series 2017-SFR2, Class A, 0.943% (1-Month USD-LIBOR + 0.850)% due 12/17/36(a)(b)	59,803
171,205	Series 2018-SFR1, Class A, 0.793% (1-Month USD-LIBOR + 0.700)% due 3/17/37(a)(b)	171,392
350,000	KREF Ltd., Series 2021-FL2, Class A, 1.163% (1-Month USD-LIBOR + 1.070)% due 2/15/39(a)(b)	350,000
46,187	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(a)	46,895
184,000	LCCM Trust, Series 2021-FL2, Class A, 1.297% (1-Month USD-LIBOR + 1.200)% due 12/13/38(a)(b)	184,113
173,000	LMREC Inc., Series 2019-CRE3, Class A, 1.486% (1-Month USD-LIBOR + 1.400)% due 12/22/35(a)(b)	172,992
123,024	LoanCore Issuer Ltd., Series 2019-CRE2, Class A, 1.226% (1-Month USD-LIBOR + 1.130)% due 5/15/36(a)(b)	123,024
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 1.245% (3-Month USD-LIBOR + 1.120)% due 4/25/32(a)(b)	$500,424
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 0.000% (3-Month USD-LIBOR + 1.240)% due 10/17/34(a)(b)(c)	1,000,000
	Marlette Funding Trust:
16,125	Series 2019-2A, Class A, 3.130% due 7/16/29(a)	16,150
186,000	Series 2019-4A, Class C, 3.760% due 12/17/29(a)	192,150
491,250	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(a)	520,396
200,000	MF1 Ltd., Series 2021-FL6, Class A, 1.196% (1-Month USD-LIBOR + 1.100)% due 7/16/36(a)(b)	200,122
135,683	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	136,623
341,000	NLY Commercial Mortgage Trust, Series 2019-FL2, Class AS, 1.696% (1-Month USD-LIBOR + 1.600)% due 2/15/36(a)(b)	340,148
988,761	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 1.395% (3-Month USD-LIBOR + 1.270)% due 11/15/30(a)(b)	989,043
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 1.409% (3-Month USD-LIBOR + 1.280)% due 10/13/31(a)(b)	982,917
250,000	OCP CLO Ltd., Series 2014-5A, Class A1R, 1.205% (3-Month USD-LIBOR + 1.080)% due 4/26/31(a)(b)	250,000
	Pagaya AI Debt Selection Trust:
153,289	Series 2020-3, Class A, 2.100% due 5/17/27(a)	154,265
355,093	Series 2021-1, Class A, 1.180% due 11/15/27(a)	356,012
495,947	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(a)	496,069
350,000	Sofi Consumer Loan Program Trust, Series 2018-2, Class C, 4.250% due 4/26/27(a)	358,468
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 1.384% (3-Month USD-LIBOR + 1.250)% due 10/20/31(a)(b)	1,000,500
500,000	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 1.254% (3-Month USD-LIBOR + 1.120)% due 1/21/31(a)(b)	499,277
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 1.325% (3-Month USD-LIBOR + 1.200)% due 8/18/31(a)(b)	999,823
200,000	STWD Ltd., Series 2021-FL2, Class A, 1.289% (1-Month USD-LIBOR + 1.200)% due 4/18/38(a)(b)	200,121
150,000	Theorem Funding Trust, Series 2020-1A, Class B, 3.950% due 10/15/26(a)	153,450
1,000,000	Trimaran Cavu Ltd., Series 2019-1A, Class A1, 1.594% (3-Month USD-LIBOR + 1.460)% due 7/20/32(a)(b)	1,002,500
200,000	TRTX Issuer Ltd., Series 2021-FL4, Class A, 1.293% (1-Month USD-LIBOR + 1.200)% due 3/15/38(a)(b)	200,063
	Upstart Securitization Trust:
412,155	Series 2020-3, Class A, 1.702% due 11/20/30(a)	414,351
350,000	Series 2021-3, Class A, 0.830% due 7/20/31(a)	350,240
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$500,000	Vibrant ClO VIII Ltd., Series 2018-8A, Class A1A, 1.274% (3-Month USD-LIBOR + 1.140)% due 1/20/31(a)(b)	$499,999
394,654	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(a)(c)	395,224
819,675	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(a)	821,914
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 1.344% (3-Month USD-LIBOR + 1.170)% due 7/20/32(a)(b)	500,188
	TOTAL ASSET-BACKED SECURITIES (Cost – $29,500,895)	29,600,223
COLLATERALIZED MORTGAGE OBLIGATIONS – 4.6%
405,737	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	406,651
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(a)	188,327
200,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5, Class B, 1.596% (1-Month USD-LIBOR + 1.500)% due 3/15/36(a)(b)	199,882
	BANK:
1,510,868	Series 2017-BNK4, Class XA, 1.547% due 5/15/50(b)(g)	83,855
1,817,581	Series 2017-BNK6, Class XA, 0.947% due 7/15/60(b)(g)	64,604
	BBCMS Mortgage Trust:
192,000	Series 2017-DELC, Class B, 1.126% (1-Month USD-LIBOR + 1.030)% due 8/15/36(a)(b)	191,775
200,000	Series 2019-BWAY, Class A, 1.052% (1-Month USD-LIBOR + 0.956)% due 11/15/34(a)(b)	199,461
1,486,823	Series 2021-C9, Class XA, 1.767% due 2/15/54(b)(g)	183,877
	Benchmark Mortgage Trust:
10,827,788	Series 2018-B4, Class XA, 0.665% due 7/15/51(b)(g)	277,182
3,679,626	Series 2020-B16, Class XA, 1.047% due 2/15/53(b)(g)	247,468
75,000	BHMS, Series 2018-ATLS, Class A, 1.346% (1-Month USD-LIBOR + 1.250)% due 7/15/35(a)(b)	75,105
746,392	BRAVO Residential Funding Trust, Series 2021-A, Class A1, step bond to yield, 1.991% due 12/31/49(a)	746,791
184,000	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 1.050% (1-Month USD-LIBOR + 0.950)% due 8/15/38(a)(b)	184,055
183,000	BX Trust, Series 2021-VIEW, Class A, 1.376% (1-Month USD-LIBOR + 1.280)% due 6/15/23(a)(b)	183,000
	BXHPP Trust:
209,000	Series 2021-FILM, Class B, 0.996% (1-Month USD-LIBOR + 0.900)% due 8/15/36(a)(b)	209,304
209,000	Series 2021-FILM, Class C, 1.196% (1-Month USD-LIBOR + 1.100)% due 8/15/36(a)(b)	209,335
193,000	BXMT Ltd., Series 2021-FL4, Class A, 1.146% (1-Month USD-LIBOR + 1.050)% due 5/15/38(a)(b)	192,989
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,648,340	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.435% due 5/10/50(b)(g)	$82,591
	CFCRE Commercial Mortgage Trust:
1,265,867	Series 2017-C8, Class XA, 1.714% due 6/15/50(b)(g)	82,167
287,000	Series 2017-C8, Class XB, 1.086% due 6/15/50(b)(g)	13,795
	Citigroup Commercial Mortgage Trust:
178,000	Series 2018-TBR, Class B, 1.246% (1-Month USD-LIBOR + 1.150)% due 12/15/36(a)(b)	177,905
386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(a)	400,371
292,354	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	293,649
282,591	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	282,599
	Commercial Mortgage Trust:
17,067,252	Series 2013-CR9, Class XA, 0.083% due 7/10/45(b)(g)	12,959
1,409,634	Series 2013-LC6, Class XA, 1.430% due 1/10/46(b)(g)	15,999
24,997	Series 2014-CR15, Class A2, 2.928% due 2/10/47	24,787
343,599	Series 2014-FL5, Class D, 4.096% (1-Month USD-LIBOR + 4.000)% due 10/15/31(a)(b)	326,634
227,000	Series 2018-HCLV, Class A, 1.096% (1-Month USD-LIBOR + 1.000)% due 9/15/33(a)(b)	226,034
	Credit Suisse Commercial Mortgage Capital Trust:
573,000	Series 2017-CHOP, Class E, 3.646% (1-Month USD-LIBOR + 3.550)% due 7/15/32(a)(b)	539,170
66,771	Series 2020-BPL1, Class A1, step bond to yield, 3.393% due 2/25/24(a)	66,789
591,015	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	598,639
344,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class A, 1.346% (1-Month USD-LIBOR + 1.250)% due 1/15/34(a)(b)	345,457
	CSAIL Commercial Mortgage Trust:
717,595	Series 2017-C8, Class XA, 1.367% due 6/15/50(b)(g)	32,837
4,761,069	Series 2017-CX10, Class XA, 0.848% due 11/15/50(b)(g)	162,848
3,456,449	Series 2018-CX12, Class XA, 0.759% due 8/15/51(b)(g)	116,323
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	213,861
	Federal National Mortgage Association (FNMA), Aces:
1,192,474	Series 2020-M49, Class 1A1, 1.298% due 11/25/30(b)	1,203,945
695,434	Series 2021-M5, Class A1, 1.510% due 1/25/33(b)	710,922
1,086,693	Series 2021-M6, Class A1, 1.532% due 3/25/33(b)	1,111,032
298,135	Series 2021-M7, Class A1, 1.776% due 3/25/31(b)	309,184
336,103	GCAT LLC, Series 2019-NQM1, Class A1, step bond to yield, 2.985% due 2/25/59(a)	337,428
361,000	GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.551% due 4/10/34(a)	363,640
	GS Mortgage Securities Trust:
3,826,918	Series 2016-GS4, Class XA, 0.706% due 11/10/49(b)(g)	99,459
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,748,199	Series 2017-GS6, Class XA, 1.174% due 5/10/50(b)(g)	$90,357
3,584,072	Series 2017-GS8, Class XA, 1.113% due 11/10/50(b)(g)	160,012
3,220,741	Series 2020-GC47, Class XA, 1.246% due 5/12/53(b)(g)	273,664
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,961,285	Series 2014-C20, Class XA, 1.009% due 7/15/47(b)(g)	30,818
4,075,000	Series 2020-MKST, Class XCP, 2.628% due 12/15/36(a)(b)(g)	30,833
	JPMBB Commercial Mortgage Securities Trust:
1,006,996	Series 2015-C32, Class XA, 1.357% due 11/15/48(b)(g)	28,794
200,000	Series 2016-C1, Class A5, 3.576% due 3/15/49	218,924
	Legacy Mortgage Asset Trust:
399,338	Series 2020-GS4, Class A1, step bond to yield, 3.250% due 2/25/60(a)	402,013
500,000	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 6/25/61(a)	500,082
731,209	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)(c)	732,501
159,300	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 1.466% (1-Month USD-LIBOR + 1.370)% due 4/15/34(a)(b)	159,008
	MF1 Ltd.:
31,111	Series 2019-FL2, Class A, 1.294% (SOFR30A + 1.244)% due 12/25/34(a)(b)	31,120
188,942	Series 2020-FL3, Class A, 2.214% (SOFR30A + 2.164)% due 7/15/35(a)(b)	191,067
	Morgan Stanley Capital I Trust:
1,363,432	Series 2016-UB11, Class XA, 1.634% due 8/15/49(b)(g)	73,511
4,003,231	Series 2016-UB12, Class XA, 0.849% due 12/15/49(b)(g)	106,807
899,179	Series 2017-H1, Class XA, 1.501% due 6/15/50(b)(g)	49,915
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54	190,223
209,000	Motel Trust, Series 2021-MTL6, Class A, 1.000% (1-Month USD-LIBOR + 0.900)% due 9/15/38(a)(b)	209,228
	Natixis Commercial Mortgage Securities Trust:
350,000	Series 2018-850T, Class C, 1.249% (1-Month USD-LIBOR + 1.154)% due 7/15/33(a)(b)	346,326
350,000	Series 2018-850T, Class D, 1.549% (1-Month USD-LIBOR + 1.454)% due 7/15/33(a)(b)	341,452
	New Residential Mortgage Loan Trust:
345,234	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	348,394
663,279	Series 2020-RPL2, Class A1, 3.578% due 8/25/25(a)(b)	675,254
516,935	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	521,960
122,124	PFP Ltd., Series 2019-6, Class A, 1.146% (1-Month USD-LIBOR + 1.050)% due 4/14/37(a)(b)	121,977
910,369	PRPM, Series 2019-GS1, Class A1, 3.500% due 10/25/24(a)(b)	913,769
	PRPM LLC:
563,500	Series 2020-3, Class A1, step bond to yield, 2.857% due 9/25/25(a)	564,790
657,410	Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(a)	657,409
299,200	Shelter Growth CRE Issuer Ltd., Series 2019-FL2, Class B, 1.896% (1-Month USD-LIBOR + 1.800)% due 5/15/36(a)(b)	296,777
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$159,224	SLIDE, Series 2018-FUN, Class A, 1.246% (1-Month USD-LIBOR + 1.150)% due 6/15/31(a)(b)	$159,224
	UBS Commercial Mortgage Trust:
1,445,541	Series 2012-C1, Class XA, 2.200% due 5/10/45(a)(b)(g)	4,728
937,729	Series 2017-C1, Class XA, 1.683% due 6/15/50(b)(g)	67,274
800,000	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(a)	800,361
	Velocity Commercial Capital Loan Trust:
1,400,000	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	1,409,740
500,000	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	500,164
	Verus Securitization Trust:
1,139,047	Series 2019-INV2, Class A3, 3.219% due 7/25/59(a)(b)	1,151,390
164,844	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	165,875
638,167	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	637,780
260,551	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	262,157
	Wells Fargo Commercial Mortgage Trust:
2,421,538	Series 2015-LC22, Class XA, 0.930% due 9/15/58(b)(g)	63,307
4,892,042	Series 2015-NXS2, Class XA, 0.803% due 7/15/58(b)(g)	105,624
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	190,624
90,902	Series 2021-SAVE, Class A, 1.246% (1-Month USD-LIBOR + 1.150)% due 2/15/40(a)(b)	91,361
90,902	Series 2021-SAVE, Class B, 1.546% (1-Month USD-LIBOR + 1.450)% due 2/15/40(a)(b)	91,361
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $27,824,295)	25,962,640
	Rating††
MUNICIPAL BONDS – 0.8%
Puerto Rico – 0.8%
		Puerto Rico Highway & Transportation Authority, :
1,900,000	WR(h)	Zero coupon, due 7/1/22	1,783,782
2,820,000	WR(h)	Zero coupon, due 7/1/23	2,488,815
		Total Puerto Rico	4,272,597
		TOTAL MUNICIPAL BONDS (Cost – $4,271,788)	4,272,597
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES – 0.5%
FHLMC – 0.2%
$923,325	Freddie Mac Pool, 1.500% due 2/1/36	$938,505
FNMA – 0.3%
	Federal National Mortgage Association (FNMA):
928,207	2.000% due 1/1/36	961,477
895,453	2.500% due 8/1/41	947,975
	TOTAL FNMA	1,909,452
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $2,862,524)	2,847,957
SOVEREIGN BONDS – 0.3%
Brazil – 0.0%
200,000	Brazilian Government International Bond, 2.875% due 6/6/25	206,506
Chile – 0.0%
200,000	Chile Government International Bond, 3.125% due 1/21/26	216,076
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	217,128
Indonesia – 0.1%
200,000	Indonesia Government International Bond, 3.375% due 4/15/23	208,922
200,000	Perusahaan Penerbit SBSN Indonesia III, 1.500% due 6/9/26	200,324
	Total Indonesia	409,246
Panama – 0.0%
200,000	Panama Government International Bond, 3.750% due 3/16/25	216,588
Peru – 0.0%
50,000	Peruvian Government International Bond, 2.392% due 1/23/26	51,706
Qatar – 0.0%
200,000	Qatar Government International Bond, 3.250% due 6/2/26	217,738
Saudi Arabia – 0.1%
250,000	Saudi Government International Bond, 2.875% due 3/4/23	258,289
South Korea – 0.1%
250,000	Korea Development Bank, 1.000% due 9/9/26	249,384
200,000	Korea Electric Power Corp., 1.125% due 6/15/25	199,959
	Total South Korea	449,343
United Arab Emirates – 0.0%
200,000	Abu Dhabi Government International Bond, 2.500% due 4/16/25(a)	212,250
	TOTAL SOVEREIGN BONDS (Cost – $2,439,625)	2,454,870
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 9.5%
DIVERSIFIED – 9.5%
SPACs – 9.5%
21,948	26 Capital Acquisition Corp., Class A Shares*	$212,676
1	7GC & Co. Holdings Inc., Class A Shares*	10
331,829	890 5th Avenue Partners Inc., Class A Shares*	3,288,425
23,979	Adit EdTech Acquisition Corp.*	231,397
5	Aequi Acquisition Corp., Class A Shares*	48
52,297	Agrico Acquisition Corp.*	529,769
23,979	Alkuri Global Acquisition Corp., Class A Shares*(i)	237,872
9,681	Alpha Capital Acquisition Co., Class A Shares*	93,906
241,235	Alpha Partners Technology Merger Corp.*	2,402,701
38,728	Anzu Special Acquisition Corp. I*	379,534
27,530	Arrowroot Acquisition Corp., Class A Shares*	265,664
55,431	Athena Technology Acquisition Corp., Class A Shares*(i)	548,213
23,979	Athlon Acquisition Corp., Class A Shares*	232,836
177,273	Atlantic Avenue Acquisition Corp., Class A Shares*	1,733,730
3	Atlantic Coastal Acquisition Corp., Class A Shares*	29
23,979	Authentic Equity Acquisition Corp., Class A Shares*	236,193
168,000	AxonPrime Infrastructure Acquisition Corp.*(i)	1,580,800
137,418	BGP Acquisition Corp., Class A Shares*(c)	1,312,342
30,427	Bite Acquisition Corp.*	295,142
1	BOA Acquisition Corp., Class A Shares*	10
4,140	Bright Lights Acquisition Corp., Class A Shares*	40,241
17,480	Capstar Special Purpose Acquisition Corp., Class A Shares*(i)	172,877
78,591	Cartesian Growth Corp., Class A Shares*	756,831
10,575	Cascade Acquisition Corp., Class A Shares*	104,481
133,246	Cerberus Telecom Acquisition Corp., Class A Shares*(i)	1,328,463
41,903	CF Acquisition Corp. IV, Class A Shares*	406,040
46,444	CF Acquisition Corp. VI*(c)	451,436
46,688	Clarim Acquisition Corp., Class A Shares*	452,874
31,129	Cohn Robbins Holdings Corp., Class A Shares*	303,819
23,979	COVA Acquisition Corp., Class A Shares*	231,397
500	Crown PropTech Acquisitions, Class A Shares*	4,845
7,704	DHB Capital Corp., Class A Shares*(c)	74,344
3,300	DHC Acquisition Corp., Class A Shares*	31,812
63,566	Disruptive Acquisition Corp. I, Class A Shares*(c)	615,319
12,897	Duddell Street Acquisition Corp., Class A Shares*	125,746
5	Edify Acquisition Corp., Class A Shares*	48
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
51,531	EJF Acquisition Corp., Class A Shares*(c)	$497,274
42,568	Empowerment & Inclusion Capital I Corp., Class A Shares*	423,552
41,900	Environmental Impact Acquisition Corp., Class A Shares*(i)	411,877
1,460	Epiphany Technology Acquisition Corp., Class A Shares*	14,118
23,979	EQ Health Acquisition Corp., Class A Shares*	231,397
59,814	Equity Distribution Acquisition Corp., Class A Shares*	583,785
1,790	Executive Network Partnering Corp., Class A Shares*	17,435
23,979	Fintech Evolution Acquisition Group, Class A Shares*	232,117
224	Foresight Acquisition Corp., Class A Shares*	2,202
58,605	Forum Merger IV Corp., Class A Shares*	571,399
58,381	G&P Acquisition Corp., Class A Shares*	568,047
83,918	GigCapital4 Inc.*(i)	829,110
165,031	Gladstone Acquisition Corp.*	1,653,611
88,196	Global Consumer Acquisition Corp.*	863,439
29,178	Global Partner Acquisition Corp. II, Class A Shares*	284,485
13,500	Goal Acquisitions Corp.*	130,410
90,017	Golden Falcon Acquisition Corp., Class A Shares*	874,965
6,100	Graf Acquisition Corp. IV*	59,780
70,544	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	682,160
504	Healthcare Capital Corp., Class A Shares*	4,964
23,979	Healthcare Services Acquisition Corp., Class A Shares*	232,596
364	HH&L Acquisition Co., Class A Shares*	3,523
23,979	Ignyte Acquisition Corp.*	230,918
51,527	Isleworth Healthcare Acquisition Corp.*	503,934
23,979	Itiquira Acquisition Corp., Class A Shares*	231,158
23,979	Jack Creek Investment Corp., Class A Shares*	231,877
965	Kismet Acquisition Two Corp., Class A Shares*	9,389
47,500	LightJump Acquisition Corp.*	465,975
468,448	Mason Industrial Technology Inc., Class A Shares*	4,520,523
14,797	Noble Rock Acquisition Corp.*	145,602
23,979	North Atlantic Acquisition Corp., Class A Shares*	233,076
52,110	Oaktree Acquisition Corp. II, Class A Shares*	511,720
120,600	Omnichannel Acquisition Corp., Class A Shares*(i)	1,183,086
43,737	One Equity Partners Open Water I Corp., Class A Shares*	422,062
23,979	Oyster Enterprises Acquisition Corp., Class A Shares*	231,158
39,200	Peridot Acquisition Corp. II, Class A Shares*(i)	378,656
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
DIVERSIFIED – (continued)
SPACs – (continued)
58,736	Pono Capital Corp.*	$589,709
4,417	Pontem Corp., Class A Shares*	42,845
12,783	PWP Forward Acquisition Corp. I, Class A Shares*	122,333
79,000	Quantum FinTech Acquisition Corp.*	767,090
6,102	Quarternorth Energy Inc.*	631,557
49,915	RMG Acquisition Corp. III, Class A Shares*	481,680
40,773	Roth Ch Acquisition IV Co.*	407,730
7,815	RXR Acquisition Corp.*	77,368
2,220	SCP & CO Healthcare Acquisition Co., Class A Shares*	21,490
50,471	Seaport Global Acquisition Corp., Class A Shares*(i)	506,729
38,349	Seven Oaks Acquisition Corp., Class A Shares*(i)	379,272
23,979	Silver Crest Acquisition Corp., Class A Shares*	235,234
223,349	StoneBridge Acquisition Corp.*(c)	2,217,856
65,340	Tailwind International Acquisition Corp., Class A Shares*(c)	633,798
63,698	Tailwind Two Acquisition Corp., Class A Shares*	633,795
25,622	Tech & Energy Transition Corp., Class A Shares*	246,996
115,315	Tekkorp Digital Acquisition Corp., Class A Shares*	1,126,628
32,999	Thimble Point Acquisition Corp., Class A Shares*(i)	326,030
85,905	Tishman Speyer Innovation Corp. II, Class A Shares*	839,292
2,500	TLG Acquisition One Corp., Class A Shares*	24,675
133,499	Trebia Acquisition Corp., Class A Shares*	1,320,305
1	Tuatara Capital Acquisition Corp., Class A Shares*	10
319,748	Vector Acquisition Corp. II, Class A Shares*	3,123,938
72	Virtuoso Acquisition Corp., Class A Shares*	711
113,984	Williams Rowland Acquisition Corp.*	1,139,840
22,732	Z-Work Acquisition Corp.*	223,683
	Total SPACs	53,273,844
	TOTAL DIVERSIFIED	53,273,844
ENERGY – 0.0%
Oil & Gas Services – 0.0%
3,121	Superior Energy Services Inc.*(c)	124,450
	TOTAL COMMON STOCKS (Cost – $51,934,207)	53,398,294
EXCHANGE TRADED FUND (ETF) – 6.2%
685,915	iShares Core 1-5 Year USD Bond(i) (Cost – $34,976,851)	35,194,299
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCK – 0.7%
FINANCIAL – 0.7%
Equity Real Estate Investment Trusts (REITs) – 0.7%
142,531	Gladstone Land Corp., 5.000% (Cost – $3,563,275)	$3,697,254
WARRANTS – 1.3%
DIVERSIFIED – 1.3%
SPACs – 1.3%
26,197	Cartesian Growth Corp.*(c)	17,033
14,457	Clarim Acquisition Corp.*(c)	8,530
2,568	DHB Capital Corp.*(c)	1,798
9,294	Empowerment & Inclusion Capital I Corp.*(c)	5,568
1,506	PWP Forward Acquisition Corp. I*(c)	1,310
71,605	Quarternorth Energy Inc.*	7,411,117
21,780	Tailwind International Acquisition Corp.*(c)	12,410
	Total SPACs	7,457,766
	TOTAL DIVERSIFIED	7,457,766
	TOTAL WARRANTS (Cost – $44,509)	7,457,766
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $530,096,820)	537,841,735
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 11.7%
TIME DEPOSITS – 10.5%
77,835EUR	Brown Brothers Harriman – Grand Cayman, (0.780)% due 9/1/21	91,904
9,609,926	China Construction Bank – New York, 0.005% due 9/1/21	9,609,926
50,019,087	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	50,019,087
2,599,635SEK	Skandinaviska Enskilda Banken AB – Stockholm, (0.250)% due 9/1/21	301,211
	TOTAL TIME DEPOSITS (Cost – $60,022,128)	60,022,128
U.S. GOVERNMENT OBLIGATION – 1.2%
6,600,000	U. S. Treasury Bills, 0.041% due 10/7/21(j) (Cost – $6,599,733)	6,599,733
	TOTAL SHORT-TERM INVESTMENTS (Cost – $66,621,861)	66,621,861
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 3.7%
MONEY MARKET FUND – 3.7%
20,957,270	Federated Government Obligations Fund, Premier Class, 0.025%(k) (Cost – $20,957,270)	$20,957,270
	TOTAL INVESTMENTS – 110.6% (Cost – $617,675,951)	625,420,866
	Liabilities in Excess of Other Assets – (10.6)%	(60,296,289)
	TOTAL NET ASSETS – 100.0%	$565,124,577

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $183,828,636 and represents 32.53% of net assets.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2021.

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $47,881,696 and represents 8.47% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(f)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(g)
Interest only security.

(h)
Rating by Moody’s Investors Service. All ratings are unaudited.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Rate shown represents yield-to-maturity.

(k)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ABS
 —    Asset-Based Security

CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

NIBOR
 —    Norwegian Interbank Offered Rate

PLC
 —    Public Limited Company

SARL
 —    Société à responsabilité limitée

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

STIBOR
 —    Stockholm Interbank Offered Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	42.6%
Senior Loans	16.9
Common Stocks	8.5
Exchange Traded Fund (ETF)	5.6
Asset-Backed Securities	4.7
Collateralized Mortgage Obligations	4.2
Warrants	1.2
Municipal Bonds	0.7
Preferred Stock	0.6
Mortgage-Backed Securities	0.5
Sovereign Bonds	0.4
Short-Term Investments	10.7
Money Market Fund	3.4
100.0%

^
As a percentage of total investments.

At August 31, 2021, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	4,405,000	BBH	$510,446	9/15/21	$11,849	$—	$11,849
Swedish Krona	9,075,000	BBH	1,051,601	9/15/21	454	—	454
					$12,303	$—	12,303
Contracts to Sell:
Euro	28,335,000	BBH	33,465,257	9/15/21	$—	$(211,301)	$(211,301)
Norwegian Krone	27,547,250	BBH	3,168,919	9/15/21	—	(60,794)	(60,794)
Swedish Krona	57,804,000	BBH	6,698,262	9/15/21	—	(45,874)	(45,874)
					$—	$(317,969)	(317,969)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$12,303	$(317,969)	$(305,666)
Counterparty Abbreviations used in this schedule:
BBH
—   Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR
—   Euro

NOK
—   Norwegian Krone

SEK
—   Swedish Krona

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 67.0%
Australia – 0.2%
$1,300,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(a)@	$1,481,155
Bermuda – 0.3%
600,000	Credicorp Ltd., Senior Unsecured Notes, 2.750% due 6/17/25(b)	609,674
	Digicel Group Holdings Ltd.:
374,051	Senior Unsecured Notes, 8.000% due 4/1/25(b)(c)	323,554
61,489	Subordinated Notes, 7.000%(b)(c)(d)	48,341
484,000	Geopark Ltd., Company Guaranteed Notes, 6.500% due 9/21/24	498,520
800,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	819,008
	Total Bermuda	2,299,097
Brazil – 0.9%
2,500,000	Banco Bradesco SA, Senior Unsecured Notes, 2.850% due 1/27/23(b)	2,552,525
500,000	Banco BTG Pactual SA, Subordinated Notes, 7.750% (5-Year CMT Index + 5.257%) due 2/15/29(a)(b)	541,175
4,100,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(a)	4,074,416
	Total Brazil	7,168,116
British Virgin Islands – 0.4%
1,400,000	Central American Bottling Corp., Company Guaranteed Notes, 5.750% due 1/31/27	1,466,500
1,783,000	State Grid Overseas Investment 2013 Ltd., Company Guaranteed Notes, 3.125% due 5/22/23	1,858,001
	Total British Virgin Islands	3,324,501
Canada – 2.9%
1,250,000	Canacol Energy Ltd., Company Guaranteed Notes, 7.250% due 5/3/25	1,315,525
9,720,000	Copper Mountain Mining Corp., Senior Secured Notes, 8.000% due 4/9/26(b)	10,165,500
750,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(a)	889,939
735,000	Enbridge Inc., Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(a)	829,815
1,000,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25(b)	1,115,024
1,738,000	Rockpoint Gas Storage Canada Ltd., Senior Secured Notes, 7.000% due 3/31/23(b)	1,763,444
6,339,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)	6,610,182
	Total Canada	22,689,429
Cayman Islands – 4.4%
2,500,000	Alibaba Group Holding Ltd., Senior Unsecured Notes, 2.800% due 6/6/23	2,592,474
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Cayman Islands – (continued)
	Baidu Inc., Senior Unsecured Notes:
$1,100,000	3.500% due 11/28/22	$1,136,406
2,400,000	3.875% due 9/29/23	2,544,007
650,000	3.075% due 4/7/25	688,330
7,750,000	CK Hutchison International 21 Ltd., Company Guaranteed Notes, 1.500% due 4/15/26(b)	7,822,458
200,000	ENN Energy Holdings Ltd., Senior Unsecured Notes, 3.250% due 7/24/22	203,728
2,898,000	Grupo Aval Ltd., Company Guaranteed Notes, 4.750% due 9/26/22	2,978,999
4,500,000	HPHT Finance 19 Ltd., Company Guaranteed Notes, 2.875% due 11/5/24	4,723,964
358,076	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	339,384
251,297	Peru Enhanced Pass-Through Finance Ltd., Pass Thru Certificates, zero coupon, due 6/2/25	239,361
5,000,000	SA Global Sukuk Ltd., Senior Unsecured Notes, 1.602% due 6/17/26(b)	5,009,800
1,100,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	1,154,560
2,732,201	SPARC EM SPC Panama Metro Line 2 SP, Senior Secured Notes, zero coupon, due 12/5/22(b)	2,677,585
	Tencent Holdings Ltd., Senior Unsecured Notes:
374,000	3.280% due 4/11/24	396,814
3,500,000	1.810% due 1/26/26(b)	3,543,180
	Total Cayman Islands	36,051,050
Chile – 4.2%
	AES Andes SA, Junior Subordinated Notes:
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)	1,070,000
800,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	856,000
3,400,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(b)	2,756,380
400,000	Colbun SA, Senior Unsecured Notes, 4.500% due 7/10/24	431,004
836,687	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	822,053
1,703,600	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,719,084
6,300,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	6,749,283
2,200,000	Falabella SA, Senior Unsecured Notes, 3.750% due 4/30/23	2,293,522
1,882,400	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,037,717
1,524,000	Guacolda Energia SA, Senior Unsecured Notes, 4.560% due 4/30/25	1,028,700
5,135,000	Inversiones CMPC SA, Company Guaranteed Notes, 4.500% due 4/25/22	5,199,187
6,000,000	Telefonica Chile SA, Senior Unsecured Notes, 3.875% due 10/12/22	6,180,000
1,803,000	VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,884,135
	Total Chile	33,027,065
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – 1.6%
$400,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	$420,104
	Bancolombia SA, Subordinated Notes:
2,773,000	4.875% (5-Year CMT Index + 2.929%) due 10/18/27(a)	2,820,862
1,650,000	4.625% (5-Year CMT Index + 2.944%) due 12/18/29(a)	1,673,100
5,600,000	Ecopetrol SA, Senior Unsecured Notes, 5.875% due 9/18/23	6,034,280
1,450,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,562,926
	Total Colombia	12,511,272
Denmark – 0.2%
1,000,000EUR	Georg Jensen AS, Secured Notes, 6.000% (3-Month EURIBOR + 6.000%) due 5/15/23(a)	1,182,263
500,000EUR	SGL TransGroup International AS, 11.500% due 9/6/25	581,520
	Total Denmark	1,763,783
Dominican Republic – 0.1%
1,100,000	Banco de Reservas de la Republica Dominicana, Subordinated Notes, 7.000% due 2/1/23	1,157,761
France – 0.3%
1,200,000	BNP Paribas SA, Junior Subordinated Notes, 6.625% (5-Year USD Swap Rate + 4.149%)(a)(b)(d)	1,309,716
575,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(b)(d)	699,344
290,000	Societe Generale SA, Junior Subordinated Notes, 7.875% (5-Year USD Swap Rate + 4.979%)(a)(b)(d)	321,537
	Total France	2,330,597
Germany – 0.9%
800,000	Deutsche Bank AG, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 4.524%)(a)(d)	834,000
2,640,000EUR	LifeFit Group, Secured Notes, 7.500% (3-Month EURIBOR + 7.500%) due 7/26/23(a)	2,992,493
2,441,000EUR	LR Global Holding GmbH, Senior Secured Notes, 7.250% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	2,990,076
	Total Germany	6,816,569
Hong Kong – 0.1%
500,000	State Grid Overseas Investment Ltd., Senior Unsecured Notes, 1.000% due 8/5/25	495,015
India – 0.9%
900,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 3.375% due 7/24/24	940,908
1,500,000	Indian Oil Corp., Ltd., Senior Unsecured Notes, 5.750% due 8/1/23	1,629,465
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
$1,100,000	ONGC Videsh Ltd., Company Guaranteed Notes, 3.750% due 5/7/23	$1,145,822
3,150,000	Reliance Industries Ltd., Senior Unsecured Notes, 5.400% due 2/14/22	3,214,480
	Total India	6,930,675
Indonesia – 0.4%
1,900,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	1,876,343
1,000,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 5.500% due 11/22/21	1,010,000
	Total Indonesia	2,886,343
Ireland – 0.2%
1,400,000	C&W Senior Financing DAC, Senior Unsecured Notes, 7.500% due 10/15/26	1,459,388
Italy – 1.3%
365,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(a)(b)(d)	416,662
8,003,000EUR	Linkem SpA, Senior Secured Notes, 6.000% (3-Month EURIBOR + 7.000%) due 8/9/22(a)(b)	9,448,597
245,000	UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)(a)(d)@	270,725
	Total Italy	10,135,984
Jersey, Channel Islands – 0.9%
7,000,000	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	7,109,999
Luxembourg – 0.2%
1,575,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	1,641,938
Malaysia – 2.3%
1,250,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,404,275
200,000	CIMB Bank Bhd, Senior Unsecured Notes, 3.263% due 3/15/22	202,760
1,715,000	Malayan Banking Bhd, Subordinated Notes, 3.905% (5-Year USD Swap Rate + 2.542%) due 10/29/26(a)	1,705,053
1,200,000	Malaysia Sovereign Sukuk Bhd, Unsecured Notes, 3.043% due 4/22/25	1,287,587
	Petronas Capital Ltd., Company Guaranteed Notes:
2,700,000	3.125% due 3/18/22	2,737,692
3,400,000	3.500% due 3/18/25	3,672,941
6,700,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	7,184,209
	Total Malaysia	18,194,517
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Mexico – 0.8%
$3,000,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 6.875% (5-Year CMT Index + 5.035%)(a)(d)	$3,090,030
	BBVA Bancomer SA, Subordinated Notes:
457,000	6.750% due 9/30/22	483,067
1,943,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	2,059,600
350,000	Fomento Economico Mexicano SAB de CV, Senior Unsecured Notes, 2.875% due 5/10/23	361,645
400,000	Grupo Bimbo SAB de CV, Company Guaranteed Notes, 4.500% due 1/25/22	405,872
	Total Mexico	6,400,214
Multinational – 1.0%
7,897,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	8,193,138
Netherlands – 1.6%
1,410,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(a)	1,475,565
628,000	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(b)	637,715
600,000	ING Groep NV, Junior Subordinated Notes, 5.750% (5-Year CMT Index + 4.342%)(a)(d)	660,750
3,200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	3,340,000
6,150,000	Petrobras Global Finance BV, Company Guaranteed Notes, 4.375% due 5/20/23	6,519,000
	Total Netherlands	12,633,030
Norway – 2.3%
24,500,000NOK	Aker Horizons Holding ASA, Senior Unsecured Notes, 3.590% (3-Month NIBOR + 3.250%) due 8/15/25(a)	2,793,905
8,933,000NOK	Duo BidCo AS, 5.350% (3-Month NIBOR + 5.350%) due 4/12/26(a)	1,044,287
13,500,000NOK	Grieg Seafood ASA, Senior Unsecured Notes, 3.590% (3-Month NIBOR + 3.400%) due 6/25/25(a)(b)	1,541,419
	Jacktel AS:
2,311,375	Senior Secured Notes, 10.000% due 12/4/23(b)(c)	378,488
664,931	Senior Unsecured Notes, 10.000% due 12/4/23	664,931
8,300,000EUR	LINK Mobility Group AS, 3.375% due 12/15/25	9,800,225
16,700,000NOK	Modex AS, Senior Secured Notes, 8.170% (3-Month NIBOR + 7.750%) due 3/2/26(a)	2,018,780
	Total Norway	18,242,035
Panama – 0.8%
2,000,000	Banistmo SA, Senior Unsecured Notes, 3.650% due 9/19/22(b)	2,035,020
1,000,000	Global Bank Corp., Senior Unsecured Notes, 4.500% due 10/20/21	1,004,831
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Panama – (continued)
$3,400,000	Multibank Inc., Senior Unsecured Notes, 4.375% due 11/9/22	$3,472,284
	Total Panama	6,512,135
Paraguay – 0.1%
950,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	943,312
Peru – 2.7%
	Banco de Credito del Peru, Subordinated Notes:
2,050,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	2,050,000
1,450,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)	1,451,450
2,800,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(a)(b)	2,802,800
2,700,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (1-Year CMT Index + 3.711%) due 7/8/30(a)	2,722,950
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	776,250
4,912,059	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	5,010,300
2,449,000	Orazul Energy Egenor SCA, Company Guaranteed Notes, 5.625% due 4/28/27	2,480,837
750,000	Scotiabank Peru SAA, Subordinated Notes, 4.500% (3-Month USD-LIBOR + 3.856%) due 12/13/27(a)	765,007
3,050,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	3,271,156
	Total Peru	21,330,750
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(e)(f)	—
Qatar – 0.1%
1,100,000	Qatar Petroleum, Senior Unsecured Notes, 1.375% due 9/12/26(b)	1,101,527
Saudi Arabia – 0.1%
	Saudi Arabian Oil Co., Senior Unsecured Notes:
500,000	2.750% due 4/16/22	506,816
300,000	1.250% due 11/24/23(b)	302,637
	Total Saudi Arabia	809,453
Singapore – 5.0%
	DBS Group Holdings Ltd.:
6,100,000	Junior Subordinated Notes, 3.600% (5-Year USD Swap Rate + 2.390%)(a)(d)	6,101,220
500,000	Senior Unsecured Notes, 2.850% due 4/16/22	507,695
	Subordinated Notes:
500,000	4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	535,200
700,000	1.822% (5-Year CMT Index + 1.100%) due 3/10/31(a)	700,623
5,190,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 2.875% due 1/27/22	5,229,340
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – (continued)
$2,500,000	Oversea-Chinese Banking Corp., Ltd, Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)(b)	$2,503,400
	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes:
4,400,000	1.832% (5-Year CMT Index + 1.580%) due 9/10/30(a)	4,405,984
200,000	4.250% due 6/19/24	217,465
950,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,000,223
	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes:
1,200,000	3.250% due 6/30/25	1,294,983
2,300,000	2.375% due 10/3/26	2,435,450
3,000,000	SP PowerAssets Ltd., Senior Unsecured Notes, 2.700% due 9/14/22	3,068,370
4,000,000	Temasek Financial I Ltd., Company Guaranteed Notes, 2.375% due 1/23/23	4,106,391
	United Overseas Bank Ltd., Subordinated Notes:
4,700,000	3.500% (5-Year USD Swap Rate + 2.236%) due 9/16/26(a)	4,704,277
1,900,000	3.750% (5-Year CMT Index + 1.500%) due 4/15/29(a)	2,021,522
1,100,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(a)	1,099,527
	Total Singapore	39,931,670
South Korea – 4.0%
4,900,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(b)	5,013,475
4,800,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(b)	4,706,521
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	7,254,025
400,000	2.500% due 7/18/26	421,580
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	4,175,027
4,000,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25(b)	4,015,070
	POSCO, Senior Unsecured Notes:
2,000,000	2.375% due 11/12/22	2,039,220
3,044,000	2.375% due 1/17/23	3,108,928
700,000	2.750% due 7/15/24	735,028
	Total South Korea	31,468,874
Sweden – 0.1%
3,750,000SEK	VNV Global AB, Senior Secured Notes, 5.750% due 10/4/22	445,906
Switzerland – 0.4%
1,365,000	Credit Suisse Group AG, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 4.822%)(a)(b)(d)	1,507,479
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Switzerland – (continued)
$1,400,000	UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)(a)(d)@	$1,601,250
	Total Switzerland	3,108,729
Thailand – 0.2%
1,800,000	Bangkok Bank PCL, Senior Unsecured Notes, 3.875% due 9/27/22	1,860,696
United Kingdom – 0.9%
	Barclays PLC, Junior Subordinated Notes:
200,000	4.375% (5-Year CMT Index + 3.410%)(a)(d)	202,560
1,325,000	7.750% (5-Year USD Swap Rate + 4.842%)(a)(d)	1,449,219
430,000	HSBC Holdings PLC, Junior Subordinated Notes, 6.000% (5-Year USD 1100 Run ICE Swap Rate + 3.746%)(a)(d)	473,000
1,480,000	Lloyds Banking Group PLC, Junior Subordinated Notes, 7.500% (5-Year USD Swap Rate + 4.496%)(a)(d)	1,712,293
800,000	Natwest Group PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.625%)(a)(d)	895,720
	Standard Chartered PLC, Junior Subordinated Notes:
335,000	4.300% (5-Year CMT Index + 3.135%)(a)(b)(d)	333,727
440,000	6.000% (5-Year CMT Index + 5.661%)(a)(b)(d)	483,142
	Vedanta Resources Ltd., Senior Unsecured Notes:
800,000	7.125% due 5/31/23	791,400
200,000	6.125% due 8/9/24	187,000
	Vodafone Group PLC:
245,000	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(a)	302,585
180,000	Subordinated Notes, 4.125% (5-Year CMT Index + 2.767%) due 6/4/81(a)	182,669
	Total United Kingdom	7,013,315
United States – 24.2%
8,762,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(b)	8,258,185
845,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%)(a)(d)	887,113
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(a)(b)(d)	254,375
245,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(a)(d)	249,288
395,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(a)	455,929
3,165,649	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)(c)	3,545,527
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$1,100,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(a)	$1,288,292
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(a)(b)	1,055,715
1,350,000	Bank of America Corp., Junior Subordinated Notes, 6.300% (3-Month USD-LIBOR + 4.553%)(a)(d)	1,568,902
9,959,000	Brazos Electric Power Cooperative Inc., zero coupon, due 3/23/49(e)	8,963,100
133,000	Briggs & Stratton Corp., Senior Unsecured Notes, zero coupon, due 12/15/20(e)(g)	9,975
9,400,000	BuzzFeed Inc., 7.000% due 9/30/26(e)(f)	—
630,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(a)(b)(d)	651,231
	Capital One Financial Corp., Junior Subordinated Notes:
655,000	3.935% (3-Month USD-LIBOR + 3.800%)(a)(d)	655,000
205,000	3.950% (5-Year CMT Index + 3.157%)(a)(d)	212,431
600,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(a)(d)	634,500
435,000	Charles Schwab Corp., Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.971%)(a)(d)	483,416
3,365,000	Chobani LLC/Chobani Finance Corp. Inc., Company Guaranteed Notes, 7.500% due 4/15/25(b)	3,515,752
260,000	CIT Group Inc., Junior Subordinated Notes, 5.800% (3-Month USD-LIBOR + 3.972%)(a)(d)	265,850
2,039,000	Citigroup Inc., Junior Subordinated Notes, 5.950% (3-Month USD-LIBOR + 3.905%)(a)(d)	2,237,802
	Citizens Financial Group Inc., Junior Subordinated Notes:
155,000	4.000% (5-Year CMT Index + 3.215%)(a)(d)	158,681
100,000	6.375% (3-Month USD-LIBOR + 3.157%)(a)(d)	106,374
1,075,000	CoBank ACB, Junior Subordinated Notes, 6.250% (3-Month USD-LIBOR + 4.660%)(a)(d)	1,217,437
650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(b)(d)(e)	659,750
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(b)(d)	515,100
12,137,000	Dell International LLC/EMC Corp., Company Guaranteed Notes, 7.125% due 6/15/24(b)	12,394,911
3,891,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Senior Secured Notes, 12.750% due 12/1/26(b)	2,723,700
5,224,000	Diebold Nixdorf Inc., Company Guaranteed Notes, 8.500% due 4/15/24	5,335,010
390,000	Discover Financial Services, Junior Subordinated Notes, 6.125% (5-Year CMT Index + 5.783%)(a)(d)	438,263
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$1,899,000	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	$1,980,854
1,321,000	Donnelley Financial Solutions Inc., Company Guaranteed Notes, 8.250% due 10/15/24	1,354,025
425,000	Edison International, Junior Subordinated Notes, 5.375% (5-Year CMT Index + 4.698%)(a)(d)	431,906
120,000	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(a)(d)	123,034
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(a)(d)	668,813
610,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(a)(d)	660,386
6,042,000	Fresh Market Inc., Senior Secured Notes, 9.750% due 5/1/23(b)	6,207,913
3,164,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	3,603,701
800,000	General Electric Co., Junior Subordinated Notes, 3.449% (3-Month USD-LIBOR + 3.330%)(a)(d)	776,000
	General Motors Financial Co., Inc., Junior Subordinated Notes:
280,000	5.700% (5-Year CMT Index + 4.997%)(a)(d)	321,300
960,000	5.750% (3-Month USD-LIBOR + 3.598%)(a)(d)	1,052,323
1,489,000	Getty Images Inc., Senior Unsecured Notes, 9.750% due 3/1/27(b)	1,593,230
959,000	Goldman Sachs Group Inc., Junior Subordinated Notes, 5.500% (5-Year CMT Index + 3.623%)(a)(d)	1,049,146
7,712,715	Hawaiian Airlines Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	7,592,621
593,680	Hawaiian Airlines Class B Pass-Through Certificates, Pass Thru Certificates, 4.950% due 1/15/22	592,799
10,447,000	HC2 Holdings Inc., Senior Secured Notes, 8.500% due 2/1/26(b)	10,394,765
1,062,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 9.000% (3-Month USD-LIBOR + 8.000%) due 12/22/24(a)(b)	1,059,345
9,910,000	Hunt Cos. Inc., Senior Secured Notes, 5.250% due 4/15/29(b)	9,711,800
1,120,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(a)(d)	1,324,411
5,251,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 5.250% due 5/15/27	5,454,214
8,988,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(b)	8,911,602
	JPMorgan Chase & Co., Junior Subordinated Notes:
435,000	3.650% (5-Year CMT Index + 2.850%)(a)(d)	441,799
1,015,000	5.000% (SOFR rate + 3.380%)(a)(d)	1,072,733
585,000	6.750% (3-Month USD-LIBOR + 3.780%)(a)(d)	645,694
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$963,000	Kaleyra Inc., Senior Unsecured Notes, 6.125% due 6/1/26(b)	$1,029,215
475,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.606%)(a)(d)	533,168
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(b)(d)	1,783,263
	M&T Bank Corp., Junior Subordinated Notes:
100,000	3.500% (5-Year CMT Index + 2.679%)(a)(d)	102,000
500,000	5.125% (3-Month USD-LIBOR + 3.520%)(a)(d)	554,514
855,000	Markel Corp., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(a)(d)	951,102
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Secured Notes:
7,118,576	10.000% due 2/29/24(b)	7,296,540
3,594,055	11.500% due 2/28/25(b)	3,689,298
825,000	MetLife Inc., Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 2.959%)(a)(d)	964,755
9,467,000	MicroStrategy Inc., Senior Secured Notes, 6.125% due 6/15/28(b)	9,738,608
85,000	NiSource Inc., Junior Subordinated Notes, 5.650% (5-Year CMT Index + 2.843%)(a)(d)	88,825
422,000	NortonLifeLock Inc., Senior Unsecured Notes, 5.000% due 4/15/25(b)	426,608
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(a)	204,447
3,967,000	PBF Logistics LP/PBF Logistics Finance Corp., Company Guaranteed Notes, 6.875% due 5/15/23	3,849,775
717,000	PNC Financial Services Group Inc., Junior Subordinated Notes, 5.000% (3-Month USD-LIBOR + 3.300%)(a)(d)	802,426
480,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	581,606
1,150,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(a)(d)	1,291,220
	SBL Holdings Inc., Junior Subordinated Notes:
195,000	6.500% (5-Year CMT Index + 5.620%)(a)(b)(d)	193,050
845,000	7.000% (5-Year CMT Index + 5.580%)(a)(b)(d)	855,563
410,000	Sempra Energy, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.550%)(a)(d)	445,219
633,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.375% due 7/15/26(b)	650,015
595,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(a)	630,641
6,685,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,233,170
1,156,000	StorCentric Inc., Senior Secured Notes, 5.875% due 2/19/23(b)(e)	1,156,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$3,057,000	Surgery Center Holdings Inc., Company Guaranteed Notes, 6.750% due 7/1/25(b)	$3,111,476
	SVB Financial Group, Junior Subordinated Notes:
180,000	4.000% (5-Year CMT Index + 3.202%)(a)(d)	186,750
415,000	4.100% (5-Year CMT Index + 3.064%)(a)(d)	429,525
1,933,000	Tilray Inc., Senior Unsecured Notes, 5.000% due 10/1/23	1,890,309
	Truist Financial Corp., Junior Subordinated Notes:
1,640,000	4.800% (5-Year CMT Index + 3.003%)(a)(d)	1,740,532
190,000	5.100% (5-Year CMT Index + 4.349%)(a)(d)	218,538
3,164,000	Uber Technologies Inc., Senior Unsecured Notes, zero coupon, due 12/15/25(b)	2,951,104
8,201,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)(e)	6,953,002
770,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%)(a)(d)	827,534
	Wells Fargo & Co., Junior Subordinated Notes:
950,000	3.900% (5-Year CMT Index + 3.453%)(a)(d)	987,649
1,505,000	5.900% (3-Month USD-LIBOR + 3.110%)(a)(d)	1,636,582
	Total United States	191,750,052
	TOTAL CORPORATE BONDS & NOTES (Cost – $524,170,241)	531,219,090
SOVEREIGN BONDS – 9.3%
Brazil – 0.9%
6,850,000	Brazilian Government International Bond, 2.875% due 6/6/25	7,072,830
Chile – 0.2%
1,600,000	Chile Government International Bond, 3.125% due 1/21/26	1,728,608
Colombia – 1.0%
	Colombia Government International Bond:
3,200,000	2.625% due 3/15/23	3,257,568
3,900,000	4.500% due 1/28/26	4,233,996
	Total Colombia	7,491,564
Indonesia – 1.5%
	Indonesia Government International Bond:
1,500,000	3.750% due 4/25/22	1,531,275
2,200,000	2.950% due 1/11/23	2,271,324
300,000	3.375% due 4/15/23	313,383
	Perusahaan Penerbit SBSN Indonesia III:
1,000,000	3.400% due 3/29/22	1,013,990
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
Indonesia – (continued)
$3,018,000	3.300% due 11/21/22	$3,110,622
1,321,000	3.750% due 3/1/23	1,379,626
1,750,000	2.300% due 6/23/25	1,824,375
	Total Indonesia	11,444,595
Panama – 0.5%
	Panama Government International Bond:
1,760,000	4.000% due 9/22/24	1,905,200
2,000,000	3.750% due 3/16/25	2,165,880
	Total Panama	4,071,080
Peru – 1.1%
1,415,000	Corp. Financiera de Desarrollo SA, 5.250% (3-Month USD-LIBOR + 5.605%) due 7/15/29(a)	1,476,567
6,900,000	Peruvian Government International Bond, 2.392% due 1/23/26	7,135,497
	Total Peru	8,612,064
Qatar – 0.8%
	Qatar Government International Bond:
900,000	4.500% due 1/20/22	913,950
5,200,000	3.250% due 6/2/26	5,661,188
	Total Qatar	6,575,138
Saudi Arabia – 0.8%
	Saudi Government International Bond:
3,500,000	2.375% due 10/26/21	3,509,842
3,000,000	2.875% due 3/4/23	3,099,474
	Total Saudi Arabia	6,609,316
South Korea – 2.0%
	Korea Development Bank:
1,600,000	1.250% due 6/3/25	1,620,065
2,000,000	0.800% due 4/27/26	1,981,172
200,000	1.000% due 9/9/26	199,507
7,200,000	Korea Electric Power Corp., 1.125% due 6/15/25(b)	7,198,546
5,100,000	Korea Hydro & Nuclear Power Co., Ltd., 1.250% due 4/27/26(b)	5,098,776
	Total South Korea	16,098,066
United Arab Emirates – 0.5%
	Abu Dhabi Government International Bond:
2,000,000	0.750% due 9/2/23(b)	2,008,920
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
SOVEREIGN BONDS – (continued)
United Arab Emirates – (continued)
$1,600,000	2.500% due 4/16/25(b)	$1,698,000
	Total United Arab Emirates	3,706,920
	TOTAL SOVEREIGN BONDS (Cost – $73,044,962)	73,410,181
SENIOR LOANS – 7.4%(a)
422,663	ABB/Con-Cise Optical Group LLC, 6.000% (3-Month USD-LIBOR + 5.000%) due 6/15/23	406,154
	Alliance HealthCare Services Inc.:
2,842,933	6.750% (3-Month USD-LIBOR + 3.500%) due 10/24/23	2,814,504
1,433,463	13.250% (3-Month USD-LIBOR + 10.000%) due 4/24/24	1,419,128
1,989,616	Elevate Textiles Inc., 5.145% (3-Month USD-LIBOR + 5.000%) due 5/1/24	1,917,492
6,606,639	First Brands Group LLC, 9.500% (3-Month USD-LIBOR + 8.500%) due 3/30/28	6,656,189
798,000	GemmaCert Ltd., due 5/19/24(e)(f)(h)	798,000
4,828,763	Golden Nugget Online Gaming Inc., 13.000% (3-Month USD-LIBOR + 12.000%) due 10/4/23	5,215,064
11,217,349	JZ Capital Partners Ltd., 16.000% (3-Month USD-LIBOR + 11.000% cash + 4.000% PIK) due 10/8/25(c)(e)(f)	11,217,349
4,514,530	Lealand Finance Co., BV, 1.085% (1-Month USD-LIBOR + 1.000%) due 6/30/25	1,982,646
13,867,000	Mallinckrodt International Finance SA, due 2/28/22(h)	13,632,093
4,985,386	Pixelle Specialty Solutions LLC, 7.500% (1-Month USD-LIBOR + 6.500%) due 10/31/24	4,974,468
2,044,106	RA Acquisition Purchaser LLC, 11.000% (3-Month USD-LIBOR + 10.000%) due 5/31/23(f)	2,044,106
5,314,000	Rising Tide Holdings Inc., 9.000% (1-Month USD-LIBOR + 8.250%) due 6/1/29	5,314,000
	TOTAL SENIOR LOANS (Cost – $59,214,155)	58,391,193
ASSET-BACKED SECURITIES – 0.2%
	Mission Lane Credit Card Master Trust:
567,000	Series 2021-A, Class A, 1.590% due 9/15/26(b)	567,423
100,000	Series 2021-A, Class B, 2.240% due 9/15/26(b)	100,318
799,000	Lendingpoint 2021-A Asset Securitization Trust, Series 2021-A, Class A, 1.000% due 12/15/28(b)(e)	799,267
	TOTAL ASSET-BACKED SECURITIES (Cost – $1,465,893)	1,467,008
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – 9.9%
Canada – 0.3%
44,400	Barrick Gold Corp.	$891,108
158,308	BGP Acquisition Corp., Class A Shares*(e)	1,511,841
21,182	Frontera Energy Corp.*	116,713
	Total Canada	2,519,662
Israel – 0.6%
775,233	Intercure Ltd.*(i)	4,728,921
United States – 9.0%
230,215	Alpha Partners Technology Merger Corp.*	2,292,941
43,843	Alpine Income Property Trust Inc.	826,002
42,449	Anzu Special Acquisition Corp. I*	416,000
230,700	Appvion Inc.*(e)(f)	3,771,945
241,887	Atlantic Avenue Acquisition Corp., Class A Shares*	2,365,655
147,000	AxonPrime Infrastructure Acquisition Corp.*	1,383,200
28,992	Bite Acquisition Corp.*	281,222
341,248	Carney Technology Acquisition Corp. II, Class A Shares*	3,316,931
91,599	Cartesian Growth Corp., Class A Shares*	882,098
99,874	Cascade Acquisition Corp., Class A Shares*(i)	986,755
220,946	Cerberus Telecom Acquisition Corp., Class A Shares*(i)	1,597,334
54,430	CF Acquisition Corp. IV, Class A Shares*(i)	527,427
48,740	CF Acquisition Corp. VI, Class A Shares*(e)	473,753
15,782	Churchill Capital Corp. V, Class A Shares*	153,717
49,965	Clarim Acquisition Corp., Class A Shares*	484,661
30,718	Cohn Robbins Holdings Corp., Class A Shares*	299,808
496	Crestwood Equity Partners LP	13,070
17,653	CTO Realty Growth Inc.	990,157
7,769	DHB Capital Corp., Class A Shares*(e)	74,971
74,156	Disruptive Acquisition Corp. I, Class A Shares*(e)	717,830
51,535	DPCM Capital Inc., Class A Shares*(i)	503,497
60,059	EJF Acquisition Corp., Class A Shares*(e)	579,569
24,408	Empowerment & Inclusion Capital I Corp., Class A Shares*	242,860
352	Energy Harbor Corp.*	13,317
69,779	Equity Distribution Acquisition Corp., Class A Shares*	681,043
56,078	Forum Merger IV Corp., Class A Shares*	546,761
63,129	G Squared Ascend II Inc.*	631,290
128,839	Galata Acquisition Corp.*	1,283,236
238,000	Genesis Park Acquisition Corp., Class A Shares*(e)	2,380,000
167,452	Gladstone Acquisition Corp.*	1,677,869
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
33,614	Global Partner Acquisition Corp. II, Class A Shares*	$327,737
86,133	Golden Falcon Acquisition Corp., Class A Shares*	837,213
58,863	Hamilton Lane Alliance Holdings I Inc., Class A Shares*	569,205
60,053	Isleworth Healthcare Acquisition Corp.*	587,318
62,712	KINS Technology Group Inc., Class A Shares*	622,103
18,015	Latch Inc.*	223,566
414,933	Live Oak Acquisition Corp. II, Class A Shares*	—
18,600	Magellan Midstream Partners LP	915,306
3,221	MarketWise Inc.*(i)	29,053
534,907	Mason Industrial Technology Inc., Class A Shares*	5,161,853
251,150	Mcdermott International Ltd.*	113,018
555,414	McDermott International Ltd.*(e)	249,936
17,046	Noble Rock Acquisition Corp.*	167,733
68,164	Oaktree Acquisition Corp. II, Class A Shares*	669,370
464,815	Omnichannel Acquisition Corp., Class A Shares*(i)	4,559,835
50,040	One Equity Partners Open Water I Corp., Class A Shares*	482,886
45,730	Peridot Acquisition Corp. II, Class A Shares*	441,734
15,000	Pershing Square Tontine Holdings Ltd., Class A Shares*	295,950
4,986	Pontem Corp., Class A Shares*	48,364
14,913	PWP Forward Acquisition Corp. I, Class A Shares*	142,717
52	Real Alloy Holding Inc.*(e)	2,040,228
621,485	Rescap Liquidating Trust*(e)	466,114
47,352	RMG Acquisition Corp. III, Class A Shares*	456,947
508,250	RMG Acquisition Corp. III, Class A Shares*(e)	5,036,757
246,967	Rocket Lab USA Inc.*	2,477,079
9,458	RXR Acquisition Corp.*	93,634
44,738	Seven Oaks Acquisition Corp., Class A Shares*(i)	442,459
93,538	Stratim Cloud Acquisition Corp.*(e)	917,608
75,654	Superior Energy Services Inc.*(e)	3,016,703
76,153	Tailwind International Acquisition Corp., Class A Shares*(e)	738,684
73,971	Tailwind Two Acquisition Corp., Class A Shares*	736,011
29,889	Tech & Energy Transition Corp., Class A Shares*	288,130
138,239	Tekkorp Digital Acquisition Corp., Class A Shares*	1,350,595
32,123	Thimble Point Acquisition Corp., Class A Shares*(i)	317,375
81,494	Tishman Speyer Innovation Corp. II, Class A Shares*	796,196
372,905	Vector Acquisition Corp. II, Class A Shares*	3,643,282
33,300	View Inc., Class A Shares*(e)	166,833
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
109,237	Williams Rowland Acquisition Corp.*	$1,092,370
27,534	Z-Work Acquisition Corp.*	270,935
	Total United States	71,187,756
	TOTAL COMMON STOCKS (Cost – $77,107,843)	78,436,339
PREFERRED STOCKS – 2.5%
Bermuda – 0.2%
25,926	Aspen Insurance Holdings Ltd., 5.625%(d)	717,372
24,704	Athene Holding Ltd., 6.375% (5-Year CMT Index + 5.970%)(a)(d)	701,841
19,388	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(a)(d)	575,630
	Total Bermuda	1,994,843
United States – 2.3%
13,299	Air Lease Corp., 6.150% (3-Month USD-LIBOR + 3.650%)(a)(d)	360,270
31,620	American Equity Investment Life Holding Co., 6.625% (5-Year CMT Index + 6.297%)(a)(d)	877,771
3,290	CoBank ACB, 6.250% (3-Month USD-LIBOR + 4.557%)(a)(d)	340,515
62,996	CTO Realty Growth Inc., 6.375%*(d)	1,653,645
1,000	Dairy Farmers of America Inc., 7.875%(b)(d)(e)	101,500
39,000	Delphi Financial Group Inc., 3.315% (3-Month USD-LIBOR + 3.190%)(a)(d)	858,000
2,400	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(a)(d)	60,336
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(a)(b)(d)	1,280,790
62,996	Federal Home Loan Mortgage Corp., 5.100%*(e)(d)	156,230
57,977	Federal National Mortgage Association, 8.250%*(a)(d)	102,039
32,699	Gladstone Commercial Corp., 6.000%(d)	896,934
144,897	Gladstone Land Corp., 5.000%(d)	3,758,628
983	GMAC Capital Trust I, 5.910% (3-Month USD-LIBOR + 5.785%)(a)(d)	25,873
62,769	Monmouth Real Estate Investment Corp., 6.125%(d)	1,585,545
59,120	Morgan Stanley, 5.850% (3-Month USD-LIBOR + 3.491%)(a)(d)	1,765,323
15,933	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(a)(d)	466,837
165,902	NGL Energy Partners LP, 9.000% (3-Month USD-LIBOR + 7.213%)(a)(d)	1,834,876
49,161	NuStar Energy LP, 7.625% (3-Month USD-LIBOR + 5.643%)(a)(d)	1,079,084
6,165	Synchrony Financial, 5.625%(d)	164,112
16,234	WESCO International Inc., 10.625% (5-Year CMT Index + 10.325%)(a)(d)	506,988
6,536	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(a)(d)	189,348
	Total United States	18,064,644
	TOTAL PREFERRED STOCKS (Cost – $19,789,689)	20,059,487
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 0.1%
United States – 0.1%
31,564	Invesco Senior Loan(i) (Cost – $702,615)	$698,827
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(e)	5,587
502,803	WT PUR COM*(e)	5,028
	Total Bermuda	10,615
Brazil – 0.0%
58,463	OAS SA*(e)(f)	—
Israel – 0.0%
41,956	GemmaCert Ltd.*(e)(f)	—
United States – 0.0%
30,533	Cartesian Growth Corp.*(e)	19,853
16,655	Clarim Acquisition Corp.*(e)	9,826
2,589	DHB Capital Corp.*(e)	1,813
12,204	Empowerment & Inclusion Capital I Corp.*(e)	7,311
2,982	PWP Forward Acquisition Corp. I*(e)	2,594
25,384	Tailwind International Acquisition Corp.*(e)	14,464
	Total United States	55,861
	TOTAL WARRANTS (Cost – $713,152)	66,476
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $756,208,550)	763,748,601
Face Amount†
SHORT-TERM INVESTMENTS – 3.6%
TIME DEPOSITS – 3.6%
$6,635,739	ANZ National Bank – London, 0.005% due 9/1/21	6,635,739
45,226EUR	BNP Paribas – Paris, (0.780%) due 9/1/21	53,401
372,163	China Construction Bank – New York, 0.005% due 9/1/21	372,163
21,577,293	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	21,577,293
	TOTAL TIME DEPOSITS (Cost – $28,638,596)	28,638,596
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.6%
MONEY MARKET FUND – 0.6%
5,002,134	Federated Government Obligations Fund, Premier Class, 0.025%(j) (Cost – $5,002,135)	$5,002,135
	TOTAL INVESTMENTS – 100.6% (Cost – $789,849,281)	797,389,332
	Liabilities in Excess of Other Assets – (0.6)%	(5,058,370)
	TOTAL NET ASSETS – 100.0%	$792,330,962

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2021.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $236,066,602 and represents 29.79% of net assets.

(c)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $53,023,421 and represents 6.69% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
Security is currently in default.

(h)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(i)
All or a portion of this security is on loan (See Note 5).

(j)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44	10/2/18	$2,109,000	$1,481,155	0.19%
UniCredit SpA, Junior Subordinated Notes, 8.000% (5-Year USD Swap Rate + 5.180%)	5/4/17	328,006	270,725	0.03%
UBS Group AG, Junior Subordinated Notes, 6.875% (5-Year USD Swap Rate + 4.590%)	10/14/20	1,782,080	1,601,250	0.20%
Total			$3,353,130	0.42%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PCL	—	Public Company Limited
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
Summary of Investments by Security Type^
Corporate Bonds & Notes	66.6%
Common Stocks	9.9
Sovereign Bonds	9.2
Senior Loans	7.3
Preferred Stocks	2.5
Asset-Backed Securities	0.2
Exchange Traded Fund (ETF)	0.1
Warrants	0.0*
Short-Term Investments	3.6
Money Market Fund	0.6
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
323	$740,316	Defiance Next Gen SPAC Derived	DB	9/17/21	$22.00	$51,680
646	$5,690,614	iShares iBoxx High Yield	DB	10/15/21	$86.00	25,840
7	$61,663	iShares iBoxx High Yield	DB	10/15/21	$87.00	756
617	$618,851	Rocket Lab USA Inc.	DB	9/17/21	$10.00	41,956
618	$619,854	Rocket Lab USA Inc.	DB	10/15/21	$10.00	72,924
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $256,199)				$193,156
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

At August 31, 2021, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Euro	22,539,500	BBH	$26,620,440	9/15/21	$—	$(168,083)	$(168,083)
Norwegian Krone	64,566,000	BBH	7,427,399	9/15/21	—	(142,490)	(142,490)
Swedish Krona	3,888,000	BBH	450,537	9/15/21	—	(3,086)	(3,086)
Net Unrealized Depreciation on Open Forward Foreign Currency Contracts					$—	$(313,659)	$(313,659)
Currency Abbreviations used in this schedule:
EUR	—	Euro
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
DB	—	Deutsche Bank AG

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 1.5%
CORPORATE BONDS & NOTES – 0.3%
Consumer Non-cyclical – 0.1%
$840,000	McKesson Corp., Senior Unsecured Notes, 3.950% due 2/16/28	$951,647
Financial – 0.2%
1,940,000	FS Energy & Power Fund, Senior Secured Notes, 7.500% due 8/15/23(a)	2,015,175
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $2,831,140)	2,966,822
Shares/Units
EXCHANGE TRADED FUND (ETF) – 1.1%
96,222	iShares iBoxx High Yield Corporate Bond (Proceeds – $8,431,791)	8,476,196
COMMON STOCKS – 0.1%
INDUSTRIAL – 0.1%
Environmental Control – 0.1%
13,400	GFL Environmental Inc.	471,546
TECHNOLOGY – 0.0%
Software – 0.0%
25,158	Latch Inc.*	312,211
	TOTAL COMMON STOCKS (Proceeds – $582,052)	783,757
	TOTAL SECURITIES SOLD SHORT – 1.5% (Proceeds – $11,844,983)	$12,226,775

†
Face amount denominated in U.S. dollars, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

*
Non-income producing security.

(a)
Restricted security that may be repurchased from to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $2,015,175 and represents 0.25% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 89.0%
Alabama – 2.0%
$6,000,000	AA	Alabama Public School & College Authority, Revenue Bonds, Series A, 5.000% due 11/1/31	$8,060,690
2,000,000	AA-	Auburn University, Revenue Bonds, Series A, 5.000% due 6/1/35	2,495,014
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,893,559
		Mobile County Board of School Commissioners, Special Tax:
260,000	A-	5.000% due 3/1/28	308,793
175,000	A-	5.000% due 3/1/29	207,280
180,000	A-	5.000% due 3/1/30	213,115
185,000	A-	5.000% due 3/1/31	218,812
145,000	A-	5.000% due 3/1/32	171,411
215,000	A-	5.000% due 3/1/33	254,216
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,825,266
		Total Alabama	18,648,156
Alaska – 0.2%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,237,900
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	251,868
		Total Alaska	1,489,768
Arizona – 3.4%
		Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds:
5,000,000	AA+	5.000% due 7/1/27	6,077,673
3,810,000	AA+	5.000% due 7/1/34	4,574,609
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,555,093
1,800,000	A+	Chandler Industrial Development Authority, Revenue Bonds, 5.000% due 6/1/49(b)(c)	2,022,315
		City of Glendale AZ, Revenue Bonds:
105,000	AA	Series A, 5.000% due 7/1/23	114,170
230,000	AA	Series A, 5.000% due 7/1/27	269,079
215,000	AA	Series A, 5.000% due 7/1/28	250,995
235,000	AA	Series A, 5.000% due 7/1/29	274,246
85,000	AA	Series A, 5.000% due 7/1/32	104,336
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds, AGM:
55,000	AA	5.000% due 7/1/24	62,410
105,000	AA	5.000% due 7/1/26	123,059
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
$65,000	A+	Series A, 5.000% due 7/1/27(c)	$80,573
90,000	A+	Series A, 5.000% due 7/1/28(c)	110,807
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,999,414
1,000,000	AAA	City of Scottsdale AZ, GO, 5.000% due 7/1/23	1,089,454
160,000	A+	Coconino County Pollution Control Corp., Revenue Bonds, 1.875% due 9/1/32(b)(c)	163,539
		County of Pima AZ Sewer System Revenue, Revenue Bonds:
15,000	AA	Series A, 5.000% due 7/1/22	15,602
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/23(d)	31,205
		Maricopa County Industrial Development Authority, Revenue Bonds:
800,000	AA-	5.000% due 1/1/46(b)	965,215
200,000	A2(a)	5.000% due 7/1/47	249,692
190,000	AA-	Series A, 4.000% due 1/1/24	206,626
70,000	AA-	Series A, 5.000% due 1/1/22	71,126
145,000	AA-	Series A, 5.000% due 1/1/23	154,344
60,000	AA-	Series A, 5.000% due 1/1/24	66,644
225,000	AA-	Series A, 5.000% due 1/1/25	259,860
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	838,884
430,000	AA-	Series B, 5.000% due 1/1/48(b)	453,274
290,000	AA-	Series C, 5.000% due 1/1/48(b)	332,819
		Salt River Project Agricultural Improvement & Power District, Revenue Bonds:
2,000,000	AA+	Series A, 5.000% due 1/1/29(e)	2,604,195
145,000	AA+	Series A, 5.000% due 1/1/33	181,004
		State of Arizona, COP:
215,000	AA-	Series A, 5.000% due 10/1/21	215,848
225,000	AA-	Series A, 5.000% due 10/1/22	236,853
300,000	AA-	Series A, 5.000% due 10/1/23	330,147
310,000	AA-	Series A, 5.000% due 10/1/24	355,158
		Total Arizona	32,440,268
Arkansas – 0.0%
90,000	Aa2(a)	Little Rock School District, GO, 3.000% due 2/1/22	91,071
California – 5.1%
60,000	A-	Alameda Corridor Transportation Authority, Revenue Bonds, Series A, 5.000% due 10/1/23	65,808
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
		Bay Area Toll Authority, Revenue Bonds:
$210,000	AA	Series B, 2.850% due 4/1/47(b)	$226,463
195,000	AA	Series C, 2.100% due 4/1/45(b)	195,306
115,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	125,332
		California State Public Works Board, Revenue Bonds:
60,000	A+	Series A, 5.000% due 4/1/22	61,695
145,000	A+	Series A, 5.000% due 4/1/23	149,097
3,000,000	A+	Series A, 5.000% due 2/1/28(e)	3,785,147
3,000,000	A+	Series A, 5.000% due 2/1/29(e)	3,865,533
115,000	A+	Series A, 5.250% due 10/1/24	115,467
115,000	A+	Series A, 5.250% due 10/1/25	115,467
70,000	A+	Series D, 5.000% due 12/1/21	70,830
30,000	A+	Series G, 5.000% due 11/1/23	31,708
30,000	A+	Series G, 5.000% due 11/1/24	31,686
		California Statewide Communities Development Authority, Revenue Bonds:
1,545,000	A-	4.000% due 4/1/35(e)	1,871,056
1,590,000	A-	4.000% due 4/1/36(e)	1,919,573
1,000,000	A-	4.000% due 4/1/39(e)	1,197,715
1,750,000	A-	4.000% due 4/1/40(e)	2,085,954
1,000,000	A-	4.000% due 4/1/46(e)	1,174,656
3,000,000	AA-	City of Riverside CA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 8/1/36	3,786,461
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, AMBAC, zero coupon, due 6/1/24	173,101
145,000	A+	Series A, 5.000% due 6/1/29	157,233
115,000	A	Series A1, 5.000% due 6/1/25	134,133
30,000	BBB	Series A1, 5.000% due 6/1/26	36,123
290,000	AA-	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/29	334,408
1,500,000	Aa3(a)	Los Angeles Unified School District, GO, Series A, 5.000% due 7/1/27	1,882,733
170,000	Aa3(a)	Oakland Alameda County Coliseum Authority, Revenue Bonds, Series A, 5.000% due 2/1/23	172,962
		Oakland Unified School District, GO:
100,000	AA	AGM, 5.000% due 8/1/26	117,801
30,000	A-	Series A, 5.000% due 8/1/28	35,272
145,000	A+	Port of Oakland, Revenue Bonds, Series P, 5.000% due 5/1/22(c)	149,649
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	$85,445
255,000	AA-	San Diego Convention Center Expansion Financing Authority, Revenue Bonds, Series A, Prerefunded 4/15/22 @ 100, 5.000% due 4/15/23(d)	262,687
		San Diego County Regional Transportation Commission, Revenue Bonds:
600,000	AA	Series B, 5.000% due 4/1/34	813,733
250,000	AA	Series B, 5.000% due 4/1/35	338,165
300,000	AA	Series B, 5.000% due 4/1/36	404,239
400,000	AA	Series B, 5.000% due 4/1/37	537,253
500,000	AA	Series B, 5.000% due 4/1/38	669,800
500,000	AA	Series B, 5.000% due 4/1/39	667,962
515,000	AA	Series B, 5.000% due 4/1/40	684,221
185,000	A	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(c)	232,194
2,500,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	2,761,323
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	883,241
3,000,000	AA-	5.000% due 12/1/27	3,810,517
80,000	AA-	5.000% due 9/1/29	97,435
1,000,000	AA-	5.000% due 4/1/30	1,339,443
760,000	AA-	5.000% due 8/1/30	951,532
3,310,000	AA-	5.000% due 9/1/30(e)	4,470,826
3,000,000	AA-	5.000% due 4/1/36	3,864,356
435,000	AA-	Series B, 5.000% due 8/1/26	532,023
205,000	AA-	Series C, 5.000% due 8/1/29	249,051
65,000	AAA	State of California Department of Water Resources, Revenue Bonds, Series AI, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/25(d)	65,787
100,000	A1(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	113,579
230,000	AA-	West Contra Costa Unified School District, GO, Series Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	240,205
		Total California	48,143,386
Colorado – 2.4%
3,000,000	AA+	Arapahoe County School District No 5 Cherry Creek, GO, 5.000% due 12/15/38	3,964,523
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	A+	Series A, 5.000% due 11/15/24(c)	74,605
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$315,000	A	Series A, 5.000% due 12/1/26(c)	$384,800
30,000	A+	Series A, 5.000% due 11/15/27(c)	37,540
195,000	A+	Series A, 5.000% due 11/15/28(c)	242,037
145,000	A+	Series A, 5.000% due 11/15/29(c)	179,865
115,000	A+	Series A, 5.000% due 11/15/30(c)	142,277
915,000	A+	Series C, 5.000% due 11/15/30	1,201,606
1,500,000	AA+	City of Colorado Springs CO Utilities System Revenue, Revenue Bonds, 4.000% due 11/15/46	1,817,926
		Colorado Health Facilities Authority, Revenue Bonds:
655,000	Aaa(a)	zero coupon, due 7/15/22	653,635
215,000	A-	2.800% due 5/15/42(b)	221,170
2,115,000	AA	5.000% due 11/15/36(b)	2,340,230
190,000	Baa1(a)	5.000% due 9/1/46	219,274
640,000	AA	5.000% due 11/15/49(b)	787,720
500,000	BBB+	Series A, 5.000% due 8/1/44	620,206
325,000	BBB+	Series B-2, 5.000% due 8/1/49(b)	385,144
220,000	BBB+	Series D3, 5.000% due 10/1/38(b)	221,990
95,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	106,139
1,500,000	AAA	Metro Wastewater Reclamation District, Revenue Bonds, Series A, Prerefunded 4/1/22 @ 100, 4.000% due 4/1/30(d)	1,533,943
2,000,000	AA+	Regional Transportation District Sales Tax Revenue, Revenue Bonds, 0.900% due 11/1/26	1,973,564
2,250,000	AA-	State of Colorado, COP, Series A, 4.000% due 12/15/36	2,673,075
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,506,731
210,000	AA	University of Colorado Hospital Authority, Revenue Bonds, Series C, 5.000% due 11/15/38(b)	211,927
		Vauxmont Metropolitan District, GO, AGM:
150,000	AA	5.000% due 12/1/21	151,676
125,000	AA	5.000% due 12/15/27	145,955
120,000	AA	5.000% due 12/15/29	139,343
135,000	AA	5.000% due 12/15/31	156,028
285,000	AA	5.000% due 12/1/34	363,838
		Total Colorado	22,456,767
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Connecticut – 2.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
$1,075,000	AAA	Series 2017 B1, 5.000% due 7/1/29	$1,414,932
410,000	A	Series A, 5.000% due 7/1/34	523,148
505,000	AA-	Series B, 1.800% due 7/1/49(b)	522,546
65,000	A-	Series S, 5.000% due 7/1/26	77,976
30,000	A-	Series S, 5.000% due 7/1/29	37,651
4,465,000	AAA	Series V1, 0.010% due 7/1/36(b)	4,465,000
		State of Connecticut, GO:
2,100,000	A+	5.000% due 7/15/25	2,478,609
90,000	A+	Series A, 5.000% due 3/15/26	108,518
375,000	A+	Series A, 5.000% due 4/15/26	453,372
150,000	A+	Series A, 5.000% due 4/15/30	194,448
170,000	A+	Series A, 5.000% due 4/15/34	216,780
60,000	A+	Series A, 5.000% due 4/15/35	76,350
175,000	A+	Series B, 5.000% due 1/15/26	209,860
85,000	A+	Series E, 5.000% due 9/15/23	89,289
100,000	A+	Series E, 5.000% due 10/15/26	122,796
150,000	A+	Series E, 5.000% due 10/15/29	182,514
1,600,000	A+	Series F, 5.000% due 9/15/26	1,959,816
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,250,000	AA-	Series C, 5.000% due 1/1/30(e)	2,955,475
1,500,000	AA-	Series C, 5.000% due 1/1/32(e)	2,044,837
1,500,000	AAA	Town of Greenwich CT, GO, 5.000% due 1/15/23	1,600,960
330,000	A+	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	416,619
		Total Connecticut	20,151,496
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
85,000	A	Series C, 5.000% due 1/1/22	86,355
35,000	A	Series C, 5.000% due 1/1/24	38,781
80,000	A	Series C, 5.000% due 1/1/25	88,601
220,000	A	Delaware State Economic Development Authority, Revenue Bonds, 1.050% due 1/1/31(b)	225,017
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(d)	3,580,209
		Total Delaware	4,018,963
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – 0.8%
$2,000,000	AA+	District of Columbia, GO, Series C, 5.000% due 6/1/34	$2,245,965
		District of Columbia, Revenue Bonds:
80,000	AAA	Series A, 5.000% due 12/1/36	80,920
40,000	NR	Series A, Prerefunded 12/01/21 @ 100, 5.000% due 12/1/36(d)	40,479
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
90,000	A+	Series A, 5.000% due 10/1/21(c)	90,354
50,000	A+	Series A, 5.000% due 10/1/22(c)	52,628
75,000	A+	Series A, 5.000% due 10/1/23(c)	82,474
2,625,000	A+	Series A, 5.000% due 10/1/24(c)	3,001,119
115,000	A+	Series A, 5.000% due 10/1/28(c)	146,659
120,000	A+	Series A, 5.000% due 10/1/29(c)	152,735
95,000	A+	Series A, 5.000% due 10/1/30(c)	120,517
205,000	A+	Series A, 5.000% due 10/1/31(c)	257,571
60,000	A+	Series A, 5.000% due 10/1/34(c)	74,133
55,000	A+	Series A, 5.000% due 10/1/36(c)	67,882
195,000	A+	Series C, 5.000% due 10/1/22(c)	195,745
210,000	A+	Series C, 5.000% due 10/1/23(c)	210,803
190,000	A+	Series C, 5.000% due 10/1/24(c)	190,726
255,000	A+	Series C, 5.000% due 10/1/25(c)	255,974
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, 4.000% due 10/1/35	473,733
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	294,724
		Total District of Columbia	8,035,141
Florida – 4.0%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	107,366
215,000	Aa3(a)	5.000% due 7/1/30	242,596
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	95,653
60,000	A+	Citizens Property Insurance Inc., Revenue Bonds, Series A1, 5.000% due 6/1/22	62,174
		City of Clearwater FL Water & Sewer Revenue, Revenue Bonds:
40,000	AA+	5.000% due 12/1/21	40,487
65,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/23(d)	65,787
70,000	AA+	Series Prerefunded 12/1/21 @ 100, 5.000% due 12/1/24(d)	70,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		City of Jacksonville FL, Revenue Bonds:
$115,000	A+	5.000% due 10/1/22	$121,095
155,000	A+	5.000% due 10/1/23	163,181
55,000	A+	City of Tampa FL, Revenue Bonds, 5.000% due 9/1/28	57,494
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A	5.000% due 10/1/30(c)	73,991
90,000	A	5.000% due 10/1/31(c)	110,625
120,000	A	Series A, 5.000% due 10/1/29(c)	140,812
85,000	A	Series A, 5.000% due 10/1/31(c)	99,480
115,000	A	Series A, 5.000% due 10/1/32(c)	134,591
1,000,000	A	Series B, 5.000% due 10/1/29(c)	1,302,571
90,000	A	Series Q1, 5.000% due 10/1/23	94,679
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
40,000	AA+	Series A, 5.000% due 9/1/21(c)	40,000
50,000	AA+	Series A, 5.000% due 9/1/22(c)	52,370
60,000	AA+	Series A, 5.000% due 9/1/23(c)	65,355
65,000	AA+	Series A, 5.000% due 9/1/24(c)	73,436
65,000	AA+	Series A, 5.000% due 9/1/26(c)	78,135
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	195,375
120,000	A+	5.000% due 10/1/29	146,115
215,000	A+	5.000% due 10/1/30	261,385
65,000	A+	Series A, Prerefunded 10/01/22 @ 100, 5.000% due 10/1/25(d)	68,424
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	132,450
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
175,000	A-	Series A, 5.000% due 10/1/21(c)	175,676
85,000	A-	Series A, 5.000% due 10/1/22(c)	89,391
290,000	A-	Series A, 5.000% due 10/1/24(c)	304,721
55,000	A-	Series A, 5.000% due 10/1/27(c)	62,372
80,000	A-	Series A, 5.000% due 10/1/29(c)	90,670
70,000	A-	Series A, 5.000% due 10/1/30	84,479
30,000	A-	Series A, 5.000% due 10/1/31	36,188
160,000	A-	Series A, 5.000% due 10/1/33(c)	180,973
70,000	A-	Series A, 5.000% due 10/1/35(c)	79,176
65,000	A-	Series B, 5.000% due 10/1/24	68,380
215,000	A-	Series B, 5.000% due 10/1/37	244,242
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$500,000	A-	Series B, 5.000% due 10/1/40(c)	$605,383
50,000	AA	County of Miami-Dade FL Transit System, Revenue Bonds, Series Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	52,029
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	145,772
30,000	A+	Series B, 5.000% due 7/1/28	34,911
190,000	A+	Series B, 5.000% due 7/1/30	220,710
		Florida Municipal Power Agency, Revenue Bonds:
30,000	A2(a)	5.000% due 10/1/24	34,308
45,000	A2(a)	5.000% due 10/1/27	53,031
80,000	A1(a)	Series A, 5.000% due 10/1/22	84,177
355,000	A2(a)	Series A, 5.000% due 10/1/26	373,502
55,000	A2(a)	Series A, 5.000% due 10/1/30	66,682
60,000	A2(a)	Series A, 5.000% due 10/1/31	72,608
2,500,000	AA	Florida’s Turnpike Enterprise, Revenue Bonds, Series C, 4.375% due 7/1/37	2,673,527
		Greater Orlando Aviation Authority, Revenue Bonds:
100,000	A	Series A, 5.000% due 10/1/28(c)	123,755
60,000	A	Series A, 5.000% due 10/1/30(c)	73,991
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	5.000% due 6/1/28	40,535
70,000	A-	5.000% due 6/1/35	79,923
		Hillsborough County Port District, Revenue Bonds:
850,000	A(f)	Series B, 5.000% due 6/1/33(c)	1,037,867
185,000	A(f)	Series B, 5.000% due 6/1/38(c)	223,349
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	84,129
200,000	A	JEA Electric System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	243,734
		Lake County School Board, COP, AGM:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(d)	33,925
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(d)	56,542
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(d)	16,963
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	696,870
415,000	A+	Series A1, 5.000% due 4/1/35	523,126
755,000	A+	Series A2, 5.000% due 4/1/33(b)	885,279
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Miami-Dade County Expressway Authority, Revenue Bonds:
$45,000	A	Series A, 5.000% due 7/1/31	$53,889
115,000	A	Series A, 5.000% due 7/1/32	137,595
95,000	A	Series A, 5.000% due 7/1/33	113,566
30,000	A	Series A, 5.000% due 7/1/34	35,800
235,000	A	Series A, 5.000% due 7/1/40	235,786
85,000	A	Series A, 5.000% due 7/1/44	94,610
		Orange County Health Facilities Authority, Revenue Bonds:
200,000	A+	Series A, 5.000% due 10/1/39	240,181
365,000	A+	Series A, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	375,269
150,000	A+	Series B, Prerefunded 4/1/22 @ 100, 5.000% due 10/1/42(d)	154,220
		Orange County School Board, COP:
115,000	Aa2(a)	Series B, Prerefunded 8/1/22 @ 100, 5.000% due 8/1/26(d)	120,135
200,000	Aa2(a)	Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(d)	236,205
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	55,060
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(f)	5.000% due 12/1/23	11,073
20,000	WD(f)	5.000% due 12/1/24	23,070
		Palm Beach County School District, COP:
55,000	Aa3(a)	Series A, 5.000% due 8/1/22	57,452
35,000	Aa3(a)	Series A, 5.000% due 8/1/23	38,201
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	45,491
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	857,255
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	355,030
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	283,715
160,000	Aa3(a)	Series B, 5.000% due 8/1/28	188,254
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	822,486
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	372,376
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	129,424
250,000	AA+	Palm Beach County Solid Waste Authority, Revenue Bonds, 5.000% due 10/1/24	250,976
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	400,305
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, AGM, 5.000% due 5/1/27	139,503
570,000	A+	Series A, 5.000% due 5/1/31	677,328
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$220,000	A+	Series B, 5.000% due 8/1/27	$266,203
395,000	A+	Series B, 5.000% due 5/1/28	459,666
340,000	A+	Series D, 5.000% due 11/1/24	388,993
355,000	A+	Series D, 5.000% due 11/1/25	406,759
230,000	A+	Series D, 5.000% due 11/1/26	262,751
115,000	A+	Series D, 5.000% due 2/1/29	135,950
190,000	A+	Series D, 5.000% due 2/1/30	224,070
		School District of Broward County, COP:
145,000	A+	Series A, 5.000% due 7/1/22	150,913
45,000	A+	Series A, 5.000% due 7/1/25	46,746
460,000	A+	Series A, 5.000% due 7/1/26	522,825
265,000	A+	Series A, 5.000% due 7/1/27	311,240
115,000	A+	Series A, 5.000% due 7/1/28	134,779
70,000	A+	Series A, 5.000% due 7/1/32	83,570
120,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	124,767
580,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/26(d)	603,041
335,000	A+	Series B, 5.000% due 7/1/26	394,014
230,000	A+	Series B, 5.000% due 7/1/27	269,941
390,000	A+	Series B, 5.000% due 7/1/28	457,401
		Seminole County School Board, COP:
60,000	Aa3(a)	Series C, 5.000% due 7/1/23	65,205
50,000	Aa3(a)	Series C, 5.000% due 7/1/24	56,493
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	136,844
75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	85,259
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	65,020
125,000	A	Series A, 5.000% due 7/1/27	135,267
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	7,717,609
2,000,000	AA+	State of Florida Department of Transportation, Revenue Bonds, 5.000% due 7/1/27	2,489,504
		Tampa Bay Water, Revenue Bonds:
70,000	AA+	Series A, NPFG, 6.000% due 10/1/29	97,163
70,000	AA+	Series NPFG, 5.500% due 10/1/22	74,096
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	175,467
80,000	A2(a)	5.000% due 10/15/44	98,811
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$150,000	A2(a)	5.000% due 10/15/49	$184,179
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	681,985
145,000	AA	Series A, 5.000% due 8/1/32	171,139
		Total Florida	38,031,296
Georgia – 4.2%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	35,123
70,000	AA-	5.000% due 11/1/29	81,314
2,000,000	AA-	5.000% due 11/1/40	2,317,247
205,000	Aaa(a)	Colquitt County Development Authority, Revenue Bonds, zero coupon, due 12/1/21	204,924
45,000	A+	County of DeKalb GA Water & Sewerage Revenue, Revenue Bonds, Series A, 5.250% due 10/1/25	45,183
		Development Authority of Burke County, Revenue Bonds:
600,000	A-	1.700% due 12/1/49(b)	621,736
830,000	A-	2.925% due 11/1/53(b)	882,772
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	194,264
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa2(a)	Series A, 4.000% due 4/1/48(b)	5,346,567
840,000	Aa2(a)	Series C, 4.000% due 8/1/48(b)	905,134
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	195,437
145,000	A-	Series A, 5.000% due 1/1/30	184,644
105,000	A	Series GG, 5.000% due 1/1/24	111,486
35,000	A	Series GG, 5.000% due 1/1/25	37,110
145,000	A	Series GG, 5.000% due 1/1/26	153,577
		Municipal Gas Authority of Georgia, Revenue Bonds:
60,000	AA-	Series Q, 5.000% due 10/1/22	63,113
35,000	AA-	Series S, 5.000% due 10/1/22	36,824
70,000	AA-	Series S, 5.000% due 10/1/24	73,592
40,000	AA-	Series U, 5.000% due 10/1/24	45,784
		State of Georgia, GO:
5,000,000	AAA	Series A, 5.000% due 7/1/29	6,419,227
5,000,000	AAA	Series A, 5.000% due 8/1/30	6,772,914
2,500,000	AAA	Series A, 5.000% due 7/1/32	3,263,056
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$5,000,000	AAA	Series A, 5.000% due 7/1/33	$6,844,378
3,835,000	AAA	Series C, 5.000% due 7/1/29	4,797,394
		Total Georgia	39,632,800
Hawaii – 0.1%
		City & County of Honolulu HI, GO:
115,000	Aa1(a)	Series D, 5.000% due 9/1/22	120,581
90,000	Aa1(a)	Series D, 5.000% due 9/1/26	110,162
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	611,581
		Total Hawaii	842,324
Idaho – 0.4%
		Idaho Housing & Finance Association, Revenue Bonds:
100,000	A2(a)	5.000% due 7/15/22	104,179
45,000	A2(a)	5.000% due 7/15/23	49,012
35,000	A2(a)	5.000% due 7/15/24	39,669
95,000	A2(a)	5.000% due 7/15/27	118,309
70,000	Aa1(a)	Series A, 4.000% due 1/1/50	77,742
250,000	A2(a)	Series A, 5.000% due 7/15/30	332,308
250,000	A2(a)	Series A, 5.000% due 7/15/31	337,823
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,811,002
		Total Idaho	3,870,044
Illinois – 3.3%
		Chicago Midway International Airport, Revenue Bonds:
65,000	A-	Series A, 5.000% due 1/1/29(c)	76,306
100,000	A-	Series A, 5.000% due 1/1/30(c)	117,437
70,000	A-	Series A, 5.000% due 1/1/31(c)	82,198
190,000	A-	Series A, 5.000% due 1/1/32(c)	209,025
30,000	A-	Series B, 5.000% due 1/1/22	30,481
95,000	A-	Series B, 5.000% due 1/1/24	105,496
		Chicago O’Hare International Airport, Revenue Bonds:
75,000	BBB+	5.000% due 7/1/38(c)	89,820
50,000	A	Series A, 5.000% due 1/1/22	50,802
125,000	A	Series A, 5.000% due 1/1/24(c)	138,285
270,000	A	Series A, 5.000% due 1/1/29	328,968
200,000	A	Series A, 5.000% due 1/1/48(c)	244,101
1,000,000	A	Series A, 5.000% due 1/1/25 Prerefunded 1/01/22 @ 100(c)(d)	1,015,851
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$200,000	A	Series B, 5.000% due 1/1/22(c)	$203,148
285,000	A	Series B, 5.000% due 1/1/32	326,802
120,000	A	Series B, 5.000% due 1/1/53	147,085
65,000	A	Series C, 5.000% due 1/1/22	66,043
80,000	A	Series C, 5.000% due 1/1/23	85,144
45,000	A	Series C, 5.000% due 1/1/24	50,017
65,000	A	Series C, 5.000% due 1/1/25	75,071
60,000	A	Series C, 5.000% due 1/1/26	71,717
70,000	A	Series C, 5.000% due 1/1/33	82,524
80,000	A	Series C, 5.000% due 1/1/34	94,291
60,000	A	Series D, 5.000% due 1/1/27(c)	73,254
15,000	A	Series D, 5.000% due 1/1/28(c)	18,204
85,000	A	Series D, 5.000% due 1/1/31(c)	101,878
45,000	A	Series D, 5.000% due 1/1/33(c)	54,063
40,000	A	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/23	40,633
30,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, AGM-Insured, 5.250% due 11/1/33	30,112
		Cook County Forest Preserve District, GO:
30,000	AA-	Series B, 5.000% due 12/15/23	31,126
40,000	AA-	Series B, 5.000% due 12/15/24	41,499
60,000	AA-	Series C, 5.000% due 12/15/25	62,243
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	177,815
		County of Cook IL, GO:
45,000	A+	Series A, 5.250% due 11/15/24	45,460
60,000	A+	Series C, 5.000% due 11/15/22	63,521
145,000	A+	Series C, 5.000% due 11/15/23	153,311
540,000	A+	Series C, 5.000% due 11/15/24	570,948
15,000	AA	Series C, AGM, 5.000% due 11/15/25	15,863
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	42,555
835,000	AA+	Illinois Development Finance Authority, Revenue Bonds, zero coupon, due 7/15/23	829,404
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	73,052
75,000	A+	5.000% due 11/15/26	79,139
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$25,000	A3(a)	5.000% due 8/15/27	$29,196
70,000	A	5.000% due 5/15/28	83,530
60,000	AA+	5.000% due 7/15/28	75,902
40,000	A	5.000% due 5/15/29	47,498
150,000	AAA	5.000% due 7/1/29	184,644
25,000	A+	5.000% due 11/15/29	26,349
110,000	A3(a)	5.000% due 12/1/29	132,460
145,000	AAA	5.000% due 1/1/30	178,022
330,000	AA-	5.000% due 8/15/30	440,653
255,000	AAA	5.000% due 7/1/31	312,122
175,000	A3(a)	5.000% due 8/15/35	203,183
170,000	A	5.000% due 1/1/36	202,021
870,000	A	5.000% due 1/1/38	1,056,085
1,300,000	A	5.000% due 1/1/44	1,561,133
100,000	A3(a)	5.000% due 12/1/46	117,557
25,000	BBB+	5.000% due 8/1/49	29,085
10,000	A+	Series A, 5.000% due 11/15/21	10,098
495,000	AA-	Series A, 5.000% due 2/15/24	552,843
95,000	AA-	Series A, 5.000% due 2/15/25	110,206
45,000	AA-	Series A, 5.000% due 2/15/26	53,957
30,000	A	Series A, 5.000% due 11/15/27	35,282
35,000	A	Series A, 5.000% due 11/15/28	41,131
55,000	A	Series A, 5.000% due 11/15/29	64,584
75,000	AA-	Series A, 5.000% due 7/1/30	89,500
100,000	A	Series A, 5.000% due 11/15/32	117,244
50,000	AA-	Series A, 5.000% due 7/1/34	59,121
60,000	A+	Series A, 5.000% due 11/15/34	69,221
255,000	AA-	Series A, 5.000% due 7/1/36	300,596
20,000	BBB+	Series A, 5.000% due 8/1/47	23,285
45,000	A	Series A, Prerefunded 5/15/22 @ 100, 5.000% due 5/15/23(d)	46,532
15,000	AA+	Series A, Prerefunded 9/01/24 @ 100, 5.000% due 9/1/34(d)	17,126
95,000	WD(f)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(d)	115,731
85,000	A+	Series B, 5.000% due 11/15/26	98,910
35,000	AA+	Series C, 3.750% due 2/15/34	39,596
160,000	AA+	Series C, 4.000% due 2/15/36	182,961
35,000	AA+	Series C, 5.000% due 2/15/22	35,774
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$15,000	AA+	Series C, 5.000% due 2/15/24	$16,780
75,000	AA+	Series C, 5.000% due 2/15/26	90,259
200,000	AA+	Series C, 5.000% due 2/15/28	246,366
135,000	AA+	Series C, 5.000% due 2/15/29	165,515
50,000	AA+	Series C, 5.000% due 2/15/31	61,073
365,000	AA+	Series C, 5.000% due 2/15/32	445,101
145,000	AA+	Series C, 5.000% due 2/15/33	176,521
65,000	AA+	Series C, 5.000% due 2/15/36	78,657
205,000	AA+	Series C, 5.000% due 2/15/41	247,193
100,000	AA+	Series E, 2.250% due 11/15/42(b)	101,384
60,000	AA-	Series L, Prerefunded 12/1/21 @ 100, 5.000% due 12/1/22(d)	60,726
95,000	A(f)	Series Prerefunded 11/15/22 @ 100, 5.000% due 11/15/43(d)	100,392
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(d)	23,478
235,000	AA+	Series Prerefunded 9/01/22 @ 100, 5.000% due 9/1/32(d)	246,305
315,000	AA+	Series Prerefunded 9/01/22 @ 100, 5.000% due 9/1/38(d)	330,153
		Illinois Municipal Electric Agency, Revenue Bonds:
1,000,000	A	Series A, 5.000% due 2/1/22	1,019,876
290,000	A	Series A, 5.000% due 2/1/28	339,730
105,000	A	Series A, 5.000% due 2/1/31	122,961
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	59,173
2,000,000	AA-	Series A, 5.000% due 1/1/40	2,606,361
175,000	AA-	Series D, 5.000% due 1/1/24	194,248
255,000	Aa3(a)	Kane Cook & DuPage Counties School District No U-46 Elgin, GO, Series B, AMBAC-Insured, zero coupon, due 1/1/22	254,848
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
260,000	AA	5.000% due 1/1/26	300,096
55,000	AA	5.000% due 1/1/29	68,539
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, AGM-Insured, zero coupon, due 1/1/24	225,327
		McHenry County Community Unit School District No 200 Woodstock, GO:
215,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/24(g)	211,045
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	217,827
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	161,855
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	72,279
175,000	AA+	5.000% due 2/1/27	202,923
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		State of Illinois, GO:
$225,000	BBB	5.000% due 1/1/22	$228,562
145,000	BBB	5.000% due 3/1/22	148,451
190,000	BBB	5.000% due 8/1/22	198,242
45,000	BBB	5.000% due 2/1/23	47,968
220,000	BBB	5.000% due 4/1/23	236,146
100,000	BBB	5.000% due 8/1/23	108,814
225,000	BBB	5.000% due 6/1/25	261,134
65,000	BBB	5.000% due 2/1/26	71,726
270,000	BBB	5.000% due 2/1/27	319,210
180,000	BBB	5.000% due 2/1/28	216,610
60,000	BBB	5.000% due 4/1/28	66,635
25,000	BBB	5.000% due 5/1/28	27,783
165,000	BBB	5.000% due 2/1/29	197,001
70,000	BBB	5.000% due 5/1/32	77,224
190,000	BBB	5.000% due 5/1/33	209,398
305,000	BBB	5.250% due 2/1/31	337,847
115,000	BBB	5.500% due 7/1/38	123,602
65,000	BBB	Series A, 4.000% due 1/1/23	65,811
105,000	BBB	Series A, 5.000% due 1/1/33	106,611
365,000	BBB	Series B, 5.000% due 9/1/21	365,000
360,000	BBB	Series B, 5.000% due 9/1/22	377,021
365,000	BBB	Series B, 5.000% due 9/1/23	398,540
365,000	BBB	Series B, 5.000% due 9/1/24	413,774
620,000	BBB	Series D, 5.000% due 11/1/23	681,525
405,000	BBB	Series D, 5.000% due 11/1/25	475,611
390,000	BBB	Series D, 5.000% due 11/1/26	470,227
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	126,865
115,000	A-	6.250% due 10/1/38	127,700
		Will County Community Unit School District No 365 Valley View, GO:
2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	2,843,825
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	158,160
200,000	AA	Will County School District No 86 Joliet, GO, AGM-Insured, zero coupon, due 11/1/21	199,892
		Total Illinois	31,071,736
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – 1.5%
		City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds:
$315,000	A+	Series A, 5.000% due 10/1/24	$357,532
160,000	AA	Series B, AGM, 5.000% due 10/1/21	160,616
		City of Whiting IN, Revenue Bonds:
370,000	A-	5.000% due 12/1/44(b)(c)	447,803
1,020,000	A-	5.000% due 11/1/45(b)(c)	1,077,380
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	340,458
		Indiana Finance Authority, Revenue Bonds:
320,000	AA	2.250% due 12/1/58(b)	339,014
30,000	AA-	5.000% due 3/1/22	30,730
90,000	AA-	5.000% due 8/15/25	98,413
30,000	AA-	5.000% due 9/1/26	36,324
15,000	AA-	5.000% due 9/1/29	17,868
240,000	AA-	5.000% due 3/1/36	268,970
60,000	AA-	5.000% due 9/1/36	71,226
65,000	AA	Series A, 5.000% due 10/1/25	68,343
70,000	AA	Series A, 5.000% due 10/1/26	80,032
35,000	AA	Series A, 5.000% due 10/1/28	39,915
115,000	AA	Series A, 5.250% due 10/1/24	115,472
535,000	AA	Series Prerefunded 1/1/22 @ 100, 1.650% due 12/1/42(b)(d)	537,633
45,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/23(d)	46,096
30,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/30(d)	30,731
155,000	AA-	Series Prerefunded 3/1/22 @ 100, 5.000% due 3/1/41(d)	158,774
		Indiana Health Facility Financing Authority, Revenue Bonds:
1,000,000	AA+	Series A2, 2.000% due 11/15/36(b)	1,023,640
7,500,000	AA+	Series E, 0.010% due 11/15/39(b)	7,500,000
275,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	300,533
		Indiana Municipal Power Agency, Revenue Bonds:
20,000	A+	Series A, 5.000% due 1/1/24	20,797
20,000	A+	Series A, 5.000% due 1/1/25	20,795
55,000	A+	Series A, 5.000% due 1/1/26	57,177
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	10,406
10,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/25(d)	10,406
25,000	NR	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/26(d)	26,015
515,000	AAA	Indiana University, Revenue Bonds, Series W-1, 5.000% due 8/1/26	586,340
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Indiana – (continued)
$255,000	A1(a)	Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, 5.000% due 1/1/25(c)	$293,682
		Lake Central Multi-District School Building Corp., Revenue Bonds:
40,000	AA+	Series B, 4.000% due 1/15/22	40,552
30,000	AA+	Series B, 5.000% due 7/15/22	31,229
40,000	AA+	Series B, 5.000% due 7/15/23	42,608
40,000	NR	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/23(d)	42,636
120,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/24(d)	127,993
125,000	AA+	Series B, Prerefunded 1/15/23 @ 100, 5.000% due 7/15/25(d)	133,326
		Total Indiana	14,591,465
Iowa – 1.3%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,305,261
		Iowa Finance Authority, Revenue Bonds:
3,840,000	AAA	5.000% due 8/1/31	4,791,078
90,000	BBB(f)	Series A, 5.000% due 5/15/43	104,850
105,000	BBB(f)	Series A, 5.000% due 5/15/48	121,710
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	6,010,749
		Total Iowa	12,333,648
Kansas – 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	35,169
35,000	A	Series A, 5.000% due 9/1/32	40,992
130,000	A	Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	136,254
30,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/23(d)	31,443
45,000	A	Series B, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	47,165
		Total Kansas	291,023
Kentucky – 1.7%
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	28,919
15,000	A1(a)	5.000% due 1/1/26	17,936
45,000	A1(a)	5.000% due 1/1/29	53,143
50,000	A1(a)	5.000% due 1/1/30	58,975
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	5,533,021
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A-	5.000% due 4/1/27	196,847
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$145,000	A-	5.000% due 5/1/28	$182,741
15,000	A-	5.000% due 5/1/29	18,833
40,000	AA	5.000% due 5/1/31	50,085
165,000	A-	Series A, 5.000% due 2/1/29	195,585
170,000	A-	Series A, 5.000% due 2/1/30	201,428
65,000	A-	Series A, 5.000% due 2/1/32	76,945
80,000	A-	Series A, 5.000% due 2/1/33	94,455
110,000	A-	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(d)	120,811
325,000	A-	Series B, 5.000% due 11/1/26	397,016
1,445,000	A-	Series B, 5.000% due 11/1/27	1,761,311
35,000	A1(a)	Series D, 5.000% due 5/1/26	42,052
30,000	A1(a)	Series D, 5.000% due 5/1/27	36,989
30,000	A1(a)	Series D, 5.000% due 5/1/28	36,779
5,000,000	SP-1+	Louisville & Jefferson County Metropolitan Sewer District, Revenue Notes, 5.000% due 10/20/21	5,033,613
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
200,000	A	5.000% due 10/1/47(b)	260,152
525,000	A	Series A, 5.000% due 10/1/29	630,511
95,000	A	Series A, 5.000% due 10/1/32	113,477
70,000	A	Series A, 5.500% due 10/1/33	77,192
185,000	A	Series A, 5.750% due 10/1/38	204,759
100,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/28(d)	103,574
335,000	BBB+	Series Prerefunded 6/1/22 @ 100, 5.000% due 12/1/29(d)	346,974
355,000	A+	University of Louisville, Revenue Bonds, Series C, 3.000% due 9/1/21	355,000
		Total Kentucky	16,229,123
Louisiana – 0.8%
4,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	5,242,256
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,822,976
		Louisiana Public Facilities Authority, Revenue Bonds:
40,000	A	Series A, 5.000% due 12/15/22	42,433
85,000	A	Series A, 5.000% due 12/15/23	94,074
		New Orleans Aviation Board, Revenue Bonds:
70,000	A-	Series B, 5.000% due 1/1/24(c)	77,561
85,000	A-	Series B, 5.000% due 1/1/25(c)	97,711
65,000	A-	Series B, 5.000% due 1/1/27(c)	74,580
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Louisiana – (continued)
$10,000	A-	Series B, 5.000% due 1/1/29(c)	$12,074
20,000	A-	Series B, 5.000% due 1/1/31(c)	23,971
20,000	A-	Series B, 5.000% due 1/1/36(c)	23,915
15,000	A-	Series B, 5.000% due 1/1/37(c)	17,910
20,000	A-	Series D2, 5.000% due 1/1/26(c)	23,773
15,000	A-	Series D2, 5.000% due 1/1/29(c)	18,110
20,000	A-	Series D2, 5.000% due 1/1/30(c)	24,020
45,000	A-	Series D2, 5.000% due 1/1/32(c)	54,049
35,000	A-	Series D2, 5.000% due 1/1/35(c)	41,880
15,000	A-	Series D2, 5.000% due 1/1/38(c)	17,908
		Total Louisiana	7,709,201
Maine – 0.3%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,737,719
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	70,394
		Total Maine	2,808,113
Maryland – 4.8%
		City of Baltimore MD, Revenue Bonds:
105,000	AA	Series C, 5.000% due 7/1/28	128,654
195,000	AA	Series C, 5.000% due 7/1/31	237,768
200,000	AA	Series C, 5.000% due 7/1/33	243,721
170,000	AA-	Series D, 5.000% due 7/1/33	207,163
4,325,000	AAA	County of Harford MD, GO, Series B, 5.000% due 7/1/26	5,273,389
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	3,159,006
		County of Prince George’s MD, GO:
3,595,000	AAA	Series A, 5.000% due 7/15/22	3,748,453
5,805,000	AAA	Series A, 5.000% due 7/15/29	7,450,882
2,065,000	AAA	Series C, Prerefunded 8/1/23 @ 100, 4.000% due 8/1/26(d)	2,216,882
		Maryland Community Development Administration, Revenue Bonds:
345,000	Aa1(a)	Series B, 4.000% due 9/1/49	382,987
285,000	Aa1(a)	Series C, 3.500% due 3/1/50	312,644
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	407,825
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	169,894
65,000	BBB+	Series A, 5.000% due 7/1/33	76,986
50,000	BBB+	Series A, 5.000% due 7/1/34	59,076
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
$20,000	BBB+	Series A, 5.000% due 7/1/35	$23,581
50,000	BBB+	Series A, 5.000% due 7/1/36	58,819
35,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/24(d)	36,420
30,000	A	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/25(d)	31,217
300,000	AA-	Maryland State Transportation Authority, Revenue Bonds, 5.000% due 7/1/34	396,771
		State of Maryland, GO:
2,775,000	AAA	Series A, 5.000% due 3/1/27	3,452,212
5,000,000	AAA	Series A, 5.000% due 3/15/31	6,312,266
2,000,000	AAA	Series A, 5.000% due 8/1/31	2,618,732
5,000,000	AAA	Series B, 5.000% due 8/1/22	5,224,778
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	3,365,261
		Total Maryland	45,595,387
Massachusetts – 1.3%
		Commonwealth of Massachusetts, GO:
90,000	AA	Series B, 5.000% due 7/1/22	93,693
520,000	AA	Series C, 5.000% due 4/1/23	560,157
45,000	AA	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/45	52,377
		Massachusetts Development Finance Agency, Revenue Bonds:
45,000	AA-	5.000% due 7/1/23	48,991
115,000	AA-	5.000% due 7/1/24	130,458
50,000	A	5.000% due 7/1/30	64,158
235,000	A	5.000% due 7/1/31	300,136
65,000	AAA	Series A, 5.000% due 7/15/22	67,792
145,000	NR	Series A, Prerefunded 11/15/23 @ 100, 6.250% due 11/15/28(d)(h)	160,549
105,000	AA-	Series S, 5.000% due 7/1/30	131,504
585,000	A+	Series S-1, 5.000% due 10/1/24	668,433
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	373,292
500,000	AA-	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(c)	668,019
1,170,000	AA	Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Revenue Bonds, Series A, 5.000% due 1/1/39(b)	1,244,261
5,000,000	SP-1+	Town of Ashland MA, GO, 2.000% due 8/8/22	5,088,062
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$2,500,000	AA-	University of Massachusetts Building Authority, Revenue Bonds, Series 1, Prerefunded 11/01/22 @ 100, 4.000% due 11/1/43(d)	$2,612,781
		Total Massachusetts	12,264,663
Michigan – 2.1%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series G, AGM-Insured, 0.697% due 7/1/32(b)	160,279
85,000	Aa1(a)	Clarkston Community Schools, GO, 5.000% due 5/1/22	87,714
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,454,373
1,000,000	AA	Detroit City School District, GO, Series A, AGM, 5.250% due 5/1/30	1,356,568
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	173,217
		Grand Rapids Public Schools, GO, AGM:
40,000	AA	5.000% due 5/1/27	49,419
55,000	AA	5.000% due 5/1/29	66,972
100,000	AA	5.000% due 5/1/30	119,133
145,000	AA	5.000% due 5/1/31	172,669
20,000	AA	5.000% due 5/1/32	23,796
90,000	AA	5.000% due 5/1/33	106,992
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	120,497
75,000	A2(a)	5.000% due 5/15/28	90,295
100,000	AAA	Kent County Building Authority, Revenue Bonds, 5.500% due 6/1/22	104,035
20,000	AA	Kent Hospital Finance Authority, Revenue Bonds, Series A, 5.000% due 11/15/21	20,199
		Michigan Finance Authority, Revenue Bonds:
310,000	AA	AGM, 5.000% due 7/1/22	322,429
1,250,000	Aa3(a)	5.000% due 11/1/23	1,377,109
45,000	AA-	5.000% due 12/1/23	49,854
750,000	Aa3(a)	5.000% due 11/1/24	859,606
50,000	AA-	5.000% due 12/1/24	57,676
85,000	AA-	5.000% due 12/1/25	101,520
40,000	AA-	5.000% due 12/1/26	49,258
10,000	AA-	5.000% due 7/1/27	11,728
35,000	AA-	5.000% due 12/1/27	44,211
160,000	A+	5.000% due 8/15/28	174,923
60,000	AA-	5.000% due 12/1/28	75,465
30,000	AA-	5.000% due 7/1/29	35,085
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
$60,000	A+	5.000% due 8/15/29	$65,571
35,000	AA-	5.000% due 7/1/31	40,831
30,000	AA-	5.000% due 7/1/32	34,948
315,000	A	5.000% due 11/15/32	381,264
25,000	AA-	5.000% due 7/1/33	29,082
205,000	A	5.000% due 11/15/36	215,803
45,000	A	5.000% due 11/15/42	47,288
735,000	AA-	5.000% due 12/1/44(b)	849,288
65,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/27(d)	67,348
140,000	WR(a)	Series A, Prerefunded 6/1/22 @ 100, 5.000% due 6/1/39(d)	145,058
		Michigan State Building Authority, Revenue Bonds:
495,000	AA-	Series I, 5.000% due 10/15/34	597,249
80,000	AA-	Series I, 5.000% due 4/15/35	96,347
		Michigan State Hospital Finance Authority, Revenue Bonds:
180,000	AA+	Series C, 2.400% due 11/15/47(b)	186,051
45,000	AA-	Series C, 5.000% due 12/1/24	51,892
60,000	AA-	Series C, 5.000% due 12/1/26	73,887
40,000	AA-	Series C, 5.000% due 12/1/27	50,527
60,000	AA-	Series C, 5.000% due 12/1/28	75,465
710,000	AA+	Series F5, 4.000% due 11/15/47(b)	785,207
		Michigan Strategic Fund, Revenue Bonds:
290,000	A	1.450% due 8/1/29(b)	290,000
35,000	A	1.450% due 9/1/30(b)	35,000
500,000	A	1.800% due 10/1/49(b)(c)	515,624
		Portage Public Schools, GO:
35,000	AA-	5.000% due 11/1/27	42,357
90,000	AA-	5.000% due 11/1/29	108,365
		Royal Oak Hospital Finance Authority, Revenue Bonds:
30,000	A+	5.000% due 9/1/22	31,437
60,000	A+	5.000% due 9/1/24	67,118
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,816,949
95,000	AA	State of Michigan, Revenue Bonds, 5.000% due 3/15/27	118,021
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	157,060
140,000	AA	5.000% due 5/1/31	168,998
145,000	AA	5.000% due 5/1/32	174,885
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
		Wayne County Airport Authority, Revenue Bonds:
$5,000	A-	Series A, 5.000% due 12/1/29	$6,261
10,000	A-	Series A, 5.000% due 12/1/30	12,489
10,000	A-	Series A, 5.000% due 12/1/31	12,450
15,000	A-	Series A, 5.000% due 12/1/36	18,514
620,000	A-	Series B, 5.000% due 12/1/29(c)	769,922
15,000	A-	Series B, 5.000% due 12/1/30(c)	18,580
15,000	A-	Series B, 5.000% due 12/1/31(c)	18,521
10,000	A-	Series B, 5.000% due 12/1/33(c)	12,320
25,000	A-	Series B, 5.000% due 12/1/36(c)	30,637
60,000	A-	Series C, 5.000% due 12/1/22	63,635
65,000	A-	Series C, 5.000% due 12/1/23	72,011
70,000	A-	Series C, 5.000% due 12/1/24	80,672
70,000	A-	Series C, 5.000% due 12/1/25	83,637
45,000	A-	Series C, 5.000% due 12/1/26	55,363
45,000	A-	Series C, 5.000% due 12/1/27	56,842
		Western Michigan University, Revenue Bonds, AGM:
700,000	AA	Series C, 5.000% due 11/15/36	922,829
800,000	AA	Series C, 5.000% due 11/15/38	1,048,469
950,000	AA	Series C, 5.000% due 11/15/40	1,236,733
		Total Michigan	20,103,827
Minnesota – 2.6%
2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	2,531,318
		State of Minnesota, GO:
6,870,000	AAA	Series A, 5.000% due 8/1/29	8,335,072
1,000,000	AAA	Series A, 5.000% due 8/1/32	1,307,146
5,000,000	AAA	Series A, 5.000% due 8/1/37	6,360,309
4,835,000	AAA	Series B, 5.000% due 8/1/27	6,089,012
		Total Minnesota	24,622,857
Mississippi – 0.3%
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
225,000	A2(a)	5.000% due 1/1/30	287,532
435,000	A2(a)	5.000% due 1/1/34	546,623
170,000	A+	5.000% due 10/1/40(b)	201,969
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	200,309
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Mississippi – (continued)
$1,250,000	AA	Series A, 5.000% due 10/1/34	$1,554,450
		Total Mississippi	2,790,883
Missouri – 0.4%
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	A+	5.000% due 5/15/29	35,487
30,000	A+	5.000% due 5/15/30	35,322
30,000	A+	5.000% due 5/15/31	35,209
85,000	A+	5.000% due 5/15/36	99,183
20,000	A+	Series B, 4.000% due 2/1/40	22,082
70,000	A+	Series B, 5.000% due 2/1/30	80,972
80,000	A+	Series B, 5.000% due 2/1/32	92,039
65,000	A+	Series B, 5.000% due 2/1/36	74,031
105,000	A+	Series B, 5.000% due 2/1/45	118,432
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	3,046,485
70,000	AA+	Missouri Housing Development Commission, Revenue Bonds, 4.000% due 5/1/50	77,694
		Total Missouri	3,716,936
Montana – 0.0%
		Montana Board of Housing, Revenue Bonds:
65,000	AA+	Series A-1, 4.000% due 12/1/47(c)	68,529
40,000	AA+	Series B, 4.000% due 6/1/50	45,252
		Montana Facility Finance Authority, Revenue Bonds:
40,000	A+(f)	5.000% due 2/15/22	40,835
60,000	A+(f)	5.000% due 2/15/23	63,990
60,000	A+(f)	5.000% due 2/15/24	66,620
60,000	A+(f)	5.000% due 2/15/25	69,089
90,000	A+(f)	5.000% due 2/15/26	107,037
		Total Montana	461,352
Nebraska – 0.1%
		Nebraska Investment Finance Authority, Revenue Bonds:
210,000	AA+	Series B, 4.000% due 9/1/49(c)	230,914
220,000	AA+	Series E, 3.750% due 9/1/49(c)	237,673
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	136,116
125,000	A+	Series B, 5.000% due 1/1/34	147,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Nebraska – (continued)
$155,000	A+	Series B, 5.000% due 1/1/36	$182,452
		Total Nebraska	934,835
Nevada – 1.0%
		City of Carson City NV, Revenue Bonds:
20,000	A-	5.000% due 9/1/24	22,621
15,000	A-	5.000% due 9/1/28	18,446
20,000	A-	5.000% due 9/1/30	24,310
20,000	A-	5.000% due 9/1/32	24,174
20,000	A-	5.000% due 9/1/34	24,057
		Clark County School District, GO:
65,000	A+	Series A, 5.000% due 6/15/23	70,651
1,000,000	A+	Series C, 5.000% due 6/15/23	1,086,934
2,250,000	AA+	County of Clark NV, GO, Series A, 5.000% due 6/1/35	2,795,341
1,300,000	A+	County of Washoe NV, Revenue Bonds, 2.050% due 3/1/36(b)(c)	1,313,864
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	102,164
145,000	AA	Series A, 5.000% due 6/1/33	173,979
155,000	AA	Series A, 5.000% due 6/1/34	185,657
30,000	AA	Series B, 5.000% due 6/1/22	31,099
60,000	AA	Series B, 5.000% due 6/1/23	62,180
60,000	AA	Series B, 5.000% due 6/1/24	62,142
30,000	AA	Series B, 5.000% due 6/1/25	31,064
120,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	132,787
		State of Nevada, GO:
80,000	AA+	5.000% due 3/1/25	85,693
2,665,000	AA+	Series A, 5.000% due 5/1/27	3,309,278
		Total Nevada	9,556,441
New Hampshire – 0.2%
740,000	A-	New Hampshire Business Finance Authority, Revenue Bonds, 2.150% due 7/1/27(b)(c)	773,833
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
40,000	BBB+	4.000% due 7/1/22	41,173
25,000	A-	4.000% due 10/1/38	27,798
40,000	AA-	5.000% due 7/1/24	45,389
35,000	BBB+	5.000% due 7/1/26	36,223
135,000	A-	5.000% due 10/1/26	163,917
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – (continued)
$145,000	A-	5.000% due 10/1/27	$175,672
60,000	A-	5.000% due 10/1/28	72,297
70,000	AA-	5.000% due 7/1/30	87,669
65,000	A	5.000% due 8/1/30	80,934
210,000	A-	5.000% due 10/1/30	250,551
70,000	A2(a)	Series A, Prerefunded 10/1/22 @ 100, 5.000% due 10/1/43(d)	73,609
		New Hampshire State Turnpike System, Revenue Bonds:
65,000	AA-	Series B, 5.000% due 2/1/22	66,314
65,000	AA-	Series B, 5.000% due 2/1/23	66,309
50,000	AA-	Series B, 5.000% due 2/1/24	50,987
		Total New Hampshire	2,012,675
New Jersey – 2.2%
		Camden County Improvement Authority, Revenue Bonds:
60,000	BBB+	5.000% due 2/15/24	66,527
30,000	BBB+	5.000% due 2/15/25	33,269
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(d)	54,701
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(d)	36,467
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(d)	36,467
		New Jersey Economic Development Authority, Revenue Bonds:
40,000	BBB	5.000% due 3/1/25	42,877
850,000	BBB	5.000% due 11/1/34	1,079,969
1,000,000	BBB	Series EEE, 5.000% due 6/15/30	1,264,651
270,000	BBB	Series NN, 5.000% due 3/1/23	289,130
370,000	BBB	Series NN, 5.000% due 3/1/24	396,669
580,000	BBB	Series XX, 5.000% due 6/15/26	676,722
55,000	Baa1(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	64,972
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
620,000	AA-	5.000% due 7/1/42(b)	725,336
625,000	AA-	5.000% due 7/1/45(b)	753,729
15,000	AA	Series A, 5.000% due 7/1/28	18,241
45,000	AA	Series A, 5.000% due 7/1/33	54,364
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
40,000	AA	Series 1A, 5.000% due 12/1/22(c)	42,314
100,000	AA	Series 1A, 5.000% due 12/1/24(c)	114,615
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
$40,000	AAA	Series 1B, 5.000% due 12/1/21(c)	$40,472
165,000	Aa1(a)	Series A, 5.000% due 12/1/22	174,759
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	127,074
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	74,500
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	147,612
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
100,000	BBB	4.000% due 12/15/39	116,248
5,000,000	A+	5.000% due 6/15/24	5,639,550
435,000	A+	5.000% due 6/15/27	521,701
1,320,000	BBB	5.000% due 12/15/28	1,684,223
200,000	BBB	5.000% due 12/15/39	252,135
870,000	BBB	Series A, zero coupon, due 12/15/27	797,270
195,000	BBB	Series A, zero coupon, due 12/15/28	174,366
220,000	BBB	Series A, 5.000% due 12/15/33	275,829
2,000,000	BBB	Series A, 5.000% due 12/15/34	2,503,296
215,000	BBB	Series AA, 5.000% due 6/15/23	222,997
345,000	BBB	Series AA, 5.000% due 6/15/24	357,832
360,000	BBB	Series AA, 5.000% due 6/15/25	405,857
215,000	BBB	Series AA, 5.000% due 6/15/26	242,496
145,000	BBB	Series AA, 5.000% due 6/15/29	150,393
1,000,000	A+	New Jersey Turnpike Authority, Revenue Bonds, Series A, 4.000% due 1/1/42	1,193,106
		Total New Jersey	20,852,736
New Mexico – 0.4%
2,350,000	AAA	New Mexico Finance Authority, Revenue Bonds, 5.000% due 6/1/29	3,081,197
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	573,829
160,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	176,516
		Total New Mexico	3,831,542
New York – 9.5%
		City of New York NY, GO:
190,000	AA	Series A, 5.000% due 8/1/22	198,524
5,880,000	AA	Series B1, 5.000% due 11/1/30	7,862,560
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,474,208
90,000	AA	Series C, 5.000% due 8/1/27	103,994
5,000,000	AA	Series D1, 5.000% due 12/1/34	6,358,012
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$1,000,000	AA	Series F1, 5.000% due 4/1/43	$1,228,693
2,000,000	AA	Series H, 5.000% due 1/1/36	2,516,133
90,000	AA	Series J, 5.000% due 8/1/22	94,037
1,925,000	AA	County of Nassau NY, GO, Series A, AGM-Insured, 5.000% due 4/1/32	2,402,286
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	A+	Series A, 5.000% due 2/15/32	139,963
215,000	A+	Series A, 5.000% due 2/15/35	259,807
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	1,052,354
60,000	A	Series B, 5.000% due 9/1/22	62,918
45,000	A	Series B, 5.000% due 9/1/23	49,339
40,000	A	Series B, 5.000% due 9/1/24	45,692
		Metropolitan Transportation Authority, Revenue Bonds:
125,000	BBB+	Series A1, 5.000% due 11/15/35	141,962
145,000	BBB+	Series A1, 5.000% due 11/15/36	164,820
245,000	BBB+	Series A2, 5.000% due 11/15/29	299,267
270,000	BBB+	Series B, 5.000% due 11/15/30	323,617
290,000	BBB+	Series C1, 5.000% due 11/15/27	351,898
685,000	BBB+	Series C1, 5.000% due 11/15/28	806,597
300,000	BBB+	Series C1, 5.000% due 11/15/31	369,693
415,000	BBB+	Series D1, 5.000% due 11/15/30	467,956
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	373,475
860,000	A3(a)	Series A, 5.000% due 11/15/56	923,693
3,000,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/29	3,747,079
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
2,500,000	AAA	0.010% due 8/1/45(b)	2,500,000
160,000	AAA	Series A, 5.000% due 11/1/21	161,295
275,000	AAA	Series C2, 5.000% due 5/1/32	347,170
5,390,000	AAA	Series E1, 4.000% due 2/1/38	6,510,438
		New York City Water & Sewer System, Revenue Bonds:
4,285,000	AA+	0.010% due 6/15/50(b)	4,285,000
1,725,000	AA+	5.000% due 6/15/23	1,874,496
1,100,000	AA+	5.000% due 6/15/29	1,449,291
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		New York State Dormitory Authority, Revenue Bonds:
$385,000	AA	5.000% due 5/15/23	$398,242
750,000	A-	5.000% due 5/1/48(b)	819,873
2,500,000	AA+	Series A, 4.000% due 3/15/37	3,024,226
5,000,000	Aa2(a)	Series A, 5.000% due 9/15/22	5,254,730
4,500,000	AA	Series A, AGM, 5.000% due 10/1/33	5,827,653
4,000,000	Aa2(a)	Series A, 5.250% due 3/15/38	5,117,482
2,150,000	AAA	New York State Environmental Facilities Corp., Revenue Bonds, Series A, 5.000% due 6/15/33	2,741,952
		New York State Urban Development Corp., Revenue Bonds:
65,000	AA+	Series A, 5.000% due 3/15/22	66,716
80,000	AA+	Series A, 5.000% due 3/15/32	97,704
5,000,000	AA+	Series E, 4.000% due 3/15/38	5,935,829
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	230,547
5,000,000	A+	Port Authority of New York & New Jersey, Revenue Bonds, Series 207, 5.000% due 9/15/24(c)	5,700,357
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(d)	447,377
85,000	Aa1(a)	State of New York Mortgage Agency, Revenue Bonds, Series 211, 3.500% due 10/1/32(c)	92,281
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
4,000,000	AA-	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	4,064,892
85,000	AA-	Series B, 5.000% due 11/15/23	94,032
115,000	AA-	Series B, 5.000% due 11/15/24	127,004
		Total New York	89,987,164
North Carolina – 0.2%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	31,253
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(d)	256,276
655,000	AA-	North Carolina Medical Care Commission, Revenue Bonds, 2.200% due 12/1/48(b)	664,251
105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(c)	135,612
		State of North Carolina, Revenue Bonds:
330,000	AA	5.000% due 3/1/22	338,046
290,000	AA	5.000% due 3/1/23	311,183
		Total North Carolina	1,736,621
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Ohio – 0.7%
		American Municipal Power Inc., Revenue Bonds:
$60,000	A	5.000% due 2/15/22	$61,321
40,000	A	5.000% due 2/15/42	40,859
800,000	A	Series A, 2.300% due 2/15/38(b)	801,317
65,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	66,426
60,000	A	Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/24(d)	61,317
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	34,540
45,000	AA	Series A, 5.000% due 1/1/28	51,729
65,000	AA	Series A, 5.000% due 1/1/29	74,720
60,000	AA	Series A, 5.000% due 1/1/30	68,972
		Cleveland Department of Public Utilities Division of Water, Revenue Bonds:
35,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/26(d)	35,567
45,000	AA	Series A, Prerefunded 1/1/22 @ 100, 5.000% due 1/1/27(d)	45,729
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	66,049
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	164,166
125,000	A+	5.000% due 12/1/30	165,503
80,000	A+	Series B, 5.000% due 8/1/47(b)	82,508
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	73,432
140,000	A-	County of Hamilton OH, Revenue Bonds, 5.250% due 6/1/26	144,795
135,000	BBB	County of Lucas OH, Revenue Bonds, Series A, Prerefunded 11/15/21 @ 100, 6.500% due 11/15/37(d)	136,743
465,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	544,866
285,000	Aa3(a)	Miami University/Oxford OH, Revenue Bonds, Series A, 5.000% due 9/1/30	381,175
50,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	56,304
1,000,000	AA	Ohio State University, Revenue Bonds, Series A, 5.000% due 12/1/30	1,352,064
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 0.010% due 12/1/36(b)	2,000,000
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	92,628
145,000	AA	5.000% due 1/1/29	183,688
90,000	A	Series A, 4.000% due 1/15/50	103,564
		Total Ohio	6,889,982
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – 0.2%
$560,000	AA-	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	$681,737
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	39,326
45,000	AA-	Series A, 5.000% due 6/1/28	50,533
90,000	WR(a)	Oklahoma Development Finance Authority, Revenue Bonds, Series Prerefunded 2/15/22 @ 100, 5.000% due 2/15/23(d)	91,975
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(d)	57,800
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(d)	202,299
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(d)	69,360
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(d)	52,020
60,000	A	Series B, 5.000% due 1/1/27	68,771
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	736,061
		Total Oklahoma	2,049,882
Oregon – 0.9%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	105,876
3,800,000	A+	Oregon State Business Development Commission, Revenue Bonds, Series 232, 2.400% due 12/1/40(b)	3,948,132
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	A+	5.000% due 7/1/28(c)	380,430
165,000	A+	5.000% due 7/1/29	208,251
205,000	A+	Series 24B, 5.000% due 7/1/32(c)	245,967
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	3,396,451
		Total Oregon	8,285,107
Pennsylvania – 1.3%
		City of Philadelphia PA, GO:
550,000	A	Series A, 5.000% due 8/1/22	574,622
1,000,000	A	Series B, 5.000% due 2/1/24	1,113,785
85,000	A	Series B, 5.000% due 8/1/27	99,937
300,000	A	Series B, 5.000% due 8/1/29	351,445
320,000	A	Series B, 5.000% due 8/1/30	374,874
335,000	A	Series B, 5.000% due 8/1/31	392,304
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A-	Series B, 5.000% due 7/1/30(c)	61,267
70,000	A-	Series B, 5.000% due 7/1/31(c)	85,464
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		Commonwealth Financing Authority, Revenue Bonds:
$1,010,000	A	Series A, 5.000% due 6/1/28	$1,284,388
500,000	A	Series B, 5.000% due 6/1/25	587,183
		Commonwealth of Pennsylvania, GO:
290,000	A+	5.000% due 10/15/27	319,098
810,000	A+	5.000% due 9/15/29	986,291
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	240,828
310,000	Aa3(a)	5.000% due 6/1/39	391,512
1,000,000	A	Lehigh County Industrial Development Authority, Revenue Bonds, Series A, 1.800% due 9/1/29(b)	1,014,638
		Montgomery County Higher Education & Health Authority, Revenue Bonds:
325,000	A	5.000% due 9/1/33	410,984
110,000	A	Series A, AMBAC, 6.000% due 6/1/22	114,773
1,000,000	A+	Northampton County General Purpose Authority, Revenue Bonds, 5.000% due 11/1/27	1,254,234
60,000	A	Pennsylvania Economic Development Financing Authority, Revenue Bonds, 5.000% due 3/1/22	61,356
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38(e)	913,860
900,000	AA	5.000% due 8/15/32(e)	1,188,789
35,000	AA	Series A, 5.000% due 8/15/27	43,868
35,000	AA	Series A, 5.000% due 8/15/28	43,775
60,000	AA	Series A, 5.000% due 8/15/30	74,607
		Pennsylvania Turnpike Commission, Revenue Bonds:
15,000	A1(a)	Series A1, 5.000% due 12/1/22	15,909
15,000	A1(a)	Series A1, 5.000% due 12/1/23	16,625
45,000	A1(a)	Series A1, 5.000% due 12/1/29	56,752
30,000	A1(a)	Series A1, 5.000% due 12/1/34	37,102
35,000	A	Series A2, 5.000% due 12/1/28	42,620
35,000	A	Series A2, 5.000% due 12/1/33	44,312
250,000	A-	Philadelphia Authority for Industrial Development, Revenue Bonds, 4.000% due 11/1/21	251,443
		Philadelphia Gas Works Co., Revenue Bonds:
30,000	A	5.000% due 8/1/23	32,737
20,000	A	5.000% due 8/1/24	22,608
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
$250,000	AA	Pittsburgh Water & Sewer Authority, Revenue Bonds, Series A, AGM-Insured, 5.000% due 9/1/44	$314,521
40,000	A2(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	46,600
		Total Pennsylvania	12,865,111
Rhode Island – 0.5%
		Rhode Island Health & Educational Building Corp., Revenue Bonds:
240,000	AA	AGM, 5.000% due 5/15/25	280,336
2,000,000	AA+	Series A, 5.000% due 9/1/29	2,500,128
145,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	159,792
		Rhode Island Student Loan Authority, Revenue Bonds:
65,000	AA	Series A, 3.500% due 12/1/34(c)	67,596
1,125,000	AA	Series A, 5.000% due 12/1/26(c)	1,357,510
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	63,749
70,000	BBB	Series A, 5.000% due 6/1/28	80,792
		Total Rhode Island	4,509,903
South Carolina – 1.8%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/22	30,735
30,000	AA+	Series B, 5.000% due 3/1/24	33,583
30,000	AA+	Series B, 5.000% due 3/1/25	34,916
2,500,000	AAA	County of Charleston SC, GO, Series C, 5.000% due 11/1/27	3,168,310
8,000,000	Aa2(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)(i)	8,661,982
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	132,707
95,000	A-	5.000% due 12/1/29	109,709
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
65,000	A+	5.000% due 2/1/22	66,297
30,000	A+	5.000% due 2/1/24	33,437
50,000	A+	5.000% due 2/1/25	57,904
50,000	A+	5.000% due 2/1/26	59,878
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(c)	82,230
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
$140,000	A+	5.000% due 7/1/30(c)	$175,305
		South Carolina Public Service Authority, Revenue Bonds:
515,000	A	Series A, 5.500% due 12/1/54	579,127
185,000	A	Series B, 5.000% due 12/1/35	223,374
275,000	A	Series B, 5.000% due 12/1/36	331,594
115,000	A	Series C, 5.000% due 12/1/25	132,040
115,000	A	Series C, 5.000% due 12/1/26	131,678
90,000	A	Series C, 5.000% due 12/1/27	102,781
105,000	A	Series C, 5.000% due 12/1/46	118,943
190,000	A	Series E, 5.500% due 12/1/53	210,250
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
185,000	Aaa(a)	Series A, 4.000% due 1/1/50	208,045
170,000	Aaa(a)	Series A, 4.000% due 7/1/50	191,761
2,000,000	Aa2(a)	University of South Carolina, Revenue Bonds, Series A, 5.000% due 5/1/39	2,636,852
		Total South Carolina	17,513,438
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
30,000	AA-	5.000% due 7/1/23	32,620
15,000	AA-	5.000% due 7/1/24	16,939
10,000	AA-	5.000% due 7/1/27	12,422
50,000	AA-	5.000% due 7/1/33	60,504
40,000	AA-	5.000% due 7/1/35	48,220
35,000	A+	Series B, 5.000% due 11/1/24	40,187
35,000	A+	Series B, 5.000% due 11/1/25	40,103
5,000	A+	Series B, 5.000% due 11/1/26	5,725
		Total South Dakota	256,720
Tennessee – 1.8%
1,585,000	AAA	City of Chattanooga TN, GO, Series A, 4.000% due 2/1/33	1,917,276
1,670,000	Aa2(a)	City of Clarksville TN Water Sewer & Gas Revenue, Revenue Bonds, Series A, 5.000% due 2/1/39	2,199,258
3,970,000	AA	City of Pigeon Forge TN, GO, 5.000% due 6/1/27(e)	4,957,474
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	37,876
35,000	A-	Series A, 5.000% due 7/1/30	43,905
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – (continued)
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
$35,000	BBB	5.000% due 9/1/22	$36,587
30,000	BBB	5.000% due 4/1/24	33,418
30,000	BBB	5.000% due 9/1/24	33,941
40,000	BBB	5.000% due 4/1/25	46,168
6,240,000	Aa2(a)	Tennergy Corp., Revenue Bonds, Series A, 5.000% due 2/1/50(b)	7,089,818
350,000	A2(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 4.000% due 5/1/48(b)	369,677
		Total Tennessee	16,765,398
Texas – 12.1%
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,353,805
40,000	AA-	Austin Community College District, Revenue Bonds, AMBAC-Insured, zero coupon, due 2/1/22	39,947
		Board of Regents of the University of Texas System, Revenue Bonds:
90,000	AAA	Series B, 5.000% due 8/15/22	94,218
5,000,000	AAA	Series B, 5.000% due 8/15/49	7,797,706
70,000	AAA	Series D, 5.000% due 8/15/22	73,281
80,000	AAA	Series E, 5.000% due 8/15/22	83,749
90,000	AAA	Series J, 5.000% due 8/15/22	94,218
6,990,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/29	9,109,797
		Central Texas Regional Mobility Authority, Revenue Bonds:
70,000	A-	5.000% due 1/1/31	82,329
145,000	A-	5.000% due 1/1/32	170,228
95,000	A-	5.000% due 1/1/35	110,960
45,000	A-	5.000% due 1/1/36	52,489
35,000	A-	Series A, 5.000% due 1/1/31	40,550
30,000	A-	Series A, 5.000% due 1/1/32	34,738
60,000	A-	Series A, 5.000% due 1/1/34	69,376
160,000	A-	Series A, 5.000% due 1/1/40	184,220
600,000	A-	Series B, 4.000% due 1/1/41	714,570
375,000	A-	Series B, 5.000% due 1/1/29	483,651
1,800,000	A-	Series E, 5.000% due 1/1/38	2,286,563
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	2,207,958
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A	5.000% due 11/15/26(c)	188,189
80,000	A	5.000% due 11/15/29(c)	91,051
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$45,000	AA	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	$47,647
		City of Dallas TX, GO:
130,000	AA-	5.000% due 2/15/23	132,874
170,000	AA-	5.000% due 2/15/24	189,910
3,000,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/27	3,556,269
		City of Houston TX, GO:
2,000,000	AA	Series A, 5.000% due 3/1/22	2,048,863
60,000	Aa3(a)	Series A, 5.000% due 3/1/23	64,392
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	324,869
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	139,571
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(c)	60,457
60,000	A1(a)	Series A, 5.000% due 7/1/27(c)	74,375
30,000	A1(a)	Series A, 5.000% due 7/1/28(c)	38,043
350,000	A	Series A, Prerefunded 7/01/22 @ 100, 5.000% due 7/1/23(c)(d)	363,754
90,000	A1(a)	Series B, 5.000% due 7/1/28	115,294
360,000	A1(a)	Series B, 5.000% due 7/1/29	458,606
190,000	A1(a)	Series B, 5.000% due 7/1/30	240,769
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,766,754
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,436,076
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
250,000	Aa2(a)	Series B, 4.000% due 11/15/21	251,992
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	85,806
75,000	AA	Series C, 5.000% due 5/15/28	84,362
355,000	Aa2(a)	Series C, 5.000% due 11/15/30	479,506
1,040,000	AAA	City of Irving TX, GO, 5.500% due 8/15/23	1,147,990
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A-	Series A, 5.000% due 7/1/27(c)	619,794
480,000	A	Series A, 5.000% due 7/1/28(c)	608,688
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	1,055,393
45,000	AA-	5.000% due 2/1/29	56,057
30,000	AA-	5.000% due 2/1/30	37,351
45,000	AA-	5.000% due 2/1/31	55,913
35,000	AA-	5.000% due 2/1/33	43,262
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$90,000	AA-	5.250% due 2/1/25	$105,158
1,500,000	A+	Series 2019, 2.750% due 2/1/48(b)	1,546,722
205,000	A+	Series B, 2.000% due 2/1/33(b)	205,312
		Comal Independent School District, GO, PSF-GTD:
3,000,000	Aaa(a)	5.000% due 2/1/27	3,708,625
2,000,000	Aaa(a)	5.000% due 2/1/28	2,540,088
		County of Harris TX, Revenue Bonds:
30,000	AA-	Series C, 5.000% due 8/15/24	31,385
110,000	AA-	Series C, 5.000% due 8/15/25	115,079
		County of Travis TX, GO:
85,000	AAA	Series A, 5.000% due 3/1/24	95,039
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,887,330
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,728,983
		Cypress-Fairbanks Independent School District, GO, PSF-GTD:
1,975,000	AAA	4.000% due 2/15/32	2,250,259
145,000	AAA	5.000% due 2/15/22	148,193
145,000	AAA	5.000% due 2/15/23	155,236
725,000	AAA	5.000% due 2/15/24	810,479
620,000	AAA	5.000% due 2/15/25	720,634
105,000	AAA	5.000% due 2/15/27	125,899
210,000	AA+	Dallas Area Rapid Transit, Revenue Bonds, AMBAC-Insured, 5.250% due 12/1/29	281,511
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	205,268
		Dallas Fort Worth International Airport, Revenue Bonds:
2,590,000	A	Series A, 5.000% due 11/1/29(c)	2,729,935
85,000	A	Series B, 5.000% due 11/1/26(c)	89,695
35,000	A	Series B, 5.000% due 11/1/27(c)	36,921
80,000	A	Series B, 5.000% due 11/1/28(c)	84,332
155,000	A	Series B, 5.000% due 11/1/30(c)	163,356
330,000	A	Series B, 5.000% due 11/1/31(c)	347,750
420,000	A	Series B, 5.000% due 11/1/32(c)	442,540
290,000	A	Series B, 5.000% due 11/1/33(c)	305,528
70,000	A	Series B, 5.000% due 11/1/34(c)	73,748
1,500,000	A	Series E, 5.000% due 11/1/22(c)	1,583,762
		Dallas Independent School District, GO, PSF-GTD:
20,000	Aaa(a)	Series Prerefunded 2/15/22 @, 5.000% due 2/15/36(d)	20,439
85,000	Aaa(a)	Series Prerefunded 2/15/22 @, 5.000% due 2/15/36(b)(d)	86,876
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD:
$1,270,000	Aaa(a)	5.000% due 8/15/29	$1,672,650
1,000,000	Aaa(a)	5.000% due 8/15/30	1,344,414
		Fort Worth Independent School District, GO, PSF-GTD:
80,000	AAA	5.000% due 2/15/22	81,784
105,000	AAA	5.000% due 2/15/26	126,053
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	189,494
125,000	AA+	Series A, 5.000% due 10/1/32	157,604
190,000	AA+	Series A, 5.000% due 10/1/33	239,059
145,000	AA+	Series A, 5.000% due 10/1/34	181,977
70,000	BBB	Series A, 5.125% due 10/1/43	76,013
940,000	WR(a)	Gregg County Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/42(d)	977,342
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,157,980
590,000	A+	5.000% due 7/1/49(b)	651,832
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	5.000% due 10/15/24	17,073
20,000	A+	5.000% due 10/15/26	23,953
15,000	A+	5.000% due 10/15/27	17,826
20,000	A+	5.000% due 10/15/29	23,530
30,000	A+	5.000% due 10/15/31	35,245
40,000	A+	5.000% due 10/15/35	46,833
30,000	A+	5.000% due 10/15/36	35,135
35,000	A+	5.000% due 10/15/39	40,923
45,000	A+	5.000% due 10/15/44	52,570
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	PSF-GTD, 5.000% due 2/15/31	8,887,822
7,050,000	AAA	PSF-GTD, 5.000% due 2/15/34	8,567,463
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,442,160
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A-	5.000% due 11/1/30(c)	46,844
90,000	A-	5.000% due 11/1/31(c)	105,398
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	240,787
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$135,000	A	5.000% due 5/15/32	$169,216
70,000	A	5.000% due 5/15/34	87,273
70,000	A	5.000% due 5/15/36	86,634
195,000	A	Series B, 5.000% due 5/15/25	227,616
85,000	A	Series B, 5.000% due 5/15/27	99,183
85,000	A	Series B, 5.000% due 5/15/28	99,013
245,000	A	Series B, 5.000% due 5/15/29	285,291
25,000	A	Series D, 5.000% due 5/15/22	25,858
20,000	A	Series D, 5.000% due 5/15/23	21,637
35,000	A	Series D, 5.000% due 5/15/24	39,420
40,000	A	Series D, 5.000% due 5/15/26	46,771
		Malakoff Independent School District, GO, PSF-GTD:
1,000,000	Aaa(a)	5.000% due 2/15/30	1,327,219
2,200,000	Aaa(a)	5.000% due 2/15/31	2,980,791
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	68,322
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	54,807
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	56,193
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	86,765
		Newark Higher Education Finance Corp., Revenue Bonds:
65,000	A3(a)	5.000% due 4/1/27	76,691
40,000	A3(a)	5.000% due 4/1/28	46,992
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	31,448
55,000	AA-	4.000% due 12/15/24	57,626
		North Texas Tollway Authority, Revenue Bonds:
50,000	NR	5.000% due 1/1/23	53,223
145,000	NR	5.000% due 1/1/24	161,137
35,000	A+	Series A, 5.000% due 1/1/30	41,283
40,000	A+	Series A, 5.000% due 1/1/33	48,588
200,000	A+	Series A, 5.000% due 1/1/39	236,224
30,000	WD(f)	Series A, Prerefunded 9/1/21 @ 100, 6.000% due 9/1/41(d)	30,000
185,000	A	Series B, 5.000% due 1/1/25	213,596
290,000	A+	Series B, 5.000% due 1/1/29	333,262
160,000	A+	Series B, 5.000% due 1/1/30	184,216
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$20,000	A	Series B, 5.000% due 1/1/31	$23,429
85,000	A	Series B, 5.000% due 1/1/32	102,484
685,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 2.750% due 8/1/48(b)	715,928
		Permanent University Fund – University of Texas System, Revenue Bonds:
50,000	Aaa(a)	Series B, 5.000% due 7/1/22	52,043
50,000	Aaa(a)	Series B, 5.000% due 7/1/29	60,298
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	49,309
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A, PSF-GTD-Insured, 5.000% due 8/1/28	1,453,078
		San Antonio Public Facilities Corp., Revenue Bonds:
140,000	AA+	5.000% due 9/15/23	146,659
215,000	AA+	5.000% due 9/15/24	225,101
270,000	AA+	5.000% due 9/15/25	282,598
		San Antonio Water System, Revenue Bonds:
175,000	NR	5.000% due 5/15/22	180,994
2,000,000	AA	Series A, 5.000% due 5/15/36	2,497,104
390,000	AA	Series B, 2.000% due 5/1/44(b)	397,953
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	583,825
435,000	AA	5.000% due 2/15/30	575,683
		State of Texas, GO:
60,000	AAA	1.850% due 8/1/29(b)	60,069
2,500,000	AAA	5.000% due 10/1/24	2,813,713
150,000	AAA	5.000% due 8/1/26(c)	171,250
200,000	AAA	5.500% due 8/1/26(c)	247,159
350,000	AAA	Series B, 5.000% due 8/1/25(c)	382,855
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
165,000	AA	5.000% due 2/15/25	191,225
60,000	AA	5.000% due 2/15/34	71,938
30,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/25(d)	32,805
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/26(d)	49,208
45,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/28(d)	49,208
110,000	AA-	Series Prerefunded 8/15/23 @ 100, 5.000% due 8/15/33(d)	120,285
155,000	A	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(d)	171,169
165,000	AAA	Texas A&M University, Revenue Bonds, Series C, 5.000% due 5/15/23	178,714
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Texas Department of Housing & Community Affairs, Revenue Bonds:
$408,376	Aaa(a)	2.950% due 7/1/36	$440,407
395,000	AA+	Series A, 4.000% due 3/1/50	448,293
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	759,873
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	166,063
		Texas Water Development Board, Revenue Bonds:
125,000	AAA	Series A, 5.000% due 4/15/22	128,804
180,000	AAA	Series A, 5.000% due 4/15/25	210,420
75,000	AAA	Series A, 5.000% due 10/15/25	89,225
125,000	AAA	Series A, 5.000% due 4/15/26	151,124
190,000	AAA	Series A, 5.000% due 4/15/29	240,174
505,000	AAA	Series A, 5.000% due 4/15/30	636,305
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	225,386
		Total Texas	115,672,529
Utah – 1.3%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A	Series A, 5.000% due 7/1/26(c)	42,246
115,000	A	Series A, 5.000% due 7/1/28(c)	141,513
155,000	A	Series A, 5.000% due 7/1/30(c)	193,857
8,000,000	AA+	County of Utah UT, Revenue Bonds, 0.010% due 5/15/51(b)	8,000,000
375,000	AAA	State of Utah, GO, Series B, 5.000% due 7/1/22	390,293
85,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Series A, Prerefunded 9/1/22 @ 100, 5.000% due 9/1/24(d)	89,133
2,500,000	A+	Utah Transit Authority, Revenue Bonds, Series A, NPFG, 5.000% due 6/15/31	3,178,282
		Total Utah	12,035,324
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(c)	929,314
675,000	A	Series A, 5.000% due 6/15/30(c)	846,313
		Total Vermont	1,775,627
Virginia – 3.0%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	256,783
315,000	AAA	City of Chesapeake VA, GO, Series A, 5.000% due 8/1/34	420,550
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virginia – (continued)
$30,000	BBB+	City of Chesapeake VA Chesapeake Expressway Toll Road Revenue, Revenue Bonds, Series A, 5.000% due 7/15/22	$31,227
3,000,000	AAA	City of Norfolk VA, GO, Series A, 4.000% due 3/1/38	3,691,040
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	3,271,720
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,340,538
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,653,857
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	44,867
40,000	A3(a)	5.000% due 6/15/29	44,654
45,000	A3(a)	5.000% due 6/15/33	50,170
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 5.000% due 7/1/35	3,948,322
1,065,000	A-	King George County Economic Development Authority, Revenue Bonds, 2.500% due 6/1/23(b)(c)	1,105,411
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	409,876
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	22,244
50,000	A3(a)	5.000% due 6/15/32	58,799
65,000	A3(a)	5.000% due 6/15/34	76,136
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,938,948
2,805,000	AA+	Series A, 5.000% due 9/1/32	3,573,649
165,000	AA+	Series D, 5.000% due 2/1/26	198,159
265,000	AA+	Series E, 5.000% due 2/1/30	333,967
305,000	AA+	Series E, 5.000% due 2/1/31	382,459
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	452,638
220,000	BBB-	Virginia Small Business Financing Authority, Revenue Bonds, 5.000% due 1/1/40(c)	223,388
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	70,077
75,000	A+	5.000% due 1/1/33	87,546
100,000	BBB+	York County Economic Development Authority, Revenue Bonds, Series A, 1.900% due 5/1/33(b)	102,284
		Total Virginia	28,789,309
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – 3.8%
$60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	$59,332
3,550,000	AA+	City of Seattle WA Water System Revenue, Revenue Bonds, 5.000% due 8/1/27	4,461,316
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	36,745
35,000	AA	5.000% due 1/1/36	42,173
3,330,000	AA+	County of King WA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/1/22	3,465,800
		Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project, Revenue Bonds:
30,000	AA	Series A, 5.000% due 1/1/22	30,486
30,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/23(d)	31,217
65,000	AA	Series A, Prerefunded 7/1/22 @ 100, 5.000% due 1/1/24(d)	67,638
		Port of Seattle WA, Revenue Bonds:
25,000	A-	5.000% due 6/1/23(c)	26,980
35,000	A+	5.000% due 2/1/27	41,729
70,000	A+	5.000% due 2/1/29	83,121
85,000	A+	Series A, 5.000% due 5/1/29(c)	103,293
1,000,000	AA-	Series B, 5.000% due 10/1/26(c)	1,194,932
980,000	AA-	Series B, 5.000% due 10/1/27(c)	1,169,565
135,000	AA-	Series B, 5.000% due 10/1/29(c)	160,576
		State of Washington, GO:
2,500,000	AA+	5.000% due 6/1/43	3,265,443
50,000	AA+	Series 2017A, 5.000% due 8/1/27	61,016
3,430,000	AA+	Series A, 5.000% due 8/1/32	4,368,864
5,000,000	AA+	Series C, 5.000% due 2/1/33	6,391,578
50,000	AA+	Series R2017A, 5.000% due 8/1/28	61,016
50,000	AA+	Series R2017A, 5.000% due 8/1/30	60,961
355,000	AA+	Series R2018C, 5.000% due 8/1/30	442,830
725,000	AA+	Series R2018D, 5.000% due 8/1/32	901,477
640,000	AA+	Series R2018D, 5.000% due 8/1/33	795,120
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	6,198,361
		Tobacco Settlement Authority, Revenue Bonds:
70,000	A	5.000% due 6/1/23	75,707
100,000	A	5.000% due 6/1/24	108,106
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
		Washington Health Care Facilities Authority, Revenue Bonds:
$60,000	A	5.000% due 7/1/26	$72,549
70,000	AA-	5.000% due 10/1/27	87,845
60,000	AA-	5.000% due 10/1/28	77,181
40,000	A+	5.000% due 1/1/29	46,186
90,000	A	5.000% due 7/1/29	112,770
20,000	A	5.000% due 7/1/34	24,622
780,000	A	5.000% due 7/1/42	945,434
115,000	AA-	Series A, 5.000% due 10/1/24	121,095
440,000	BBB+	Series A2, 5.000% due 8/1/39	551,687
		Washington Higher Education Facilities Authority, Revenue Bonds:
15,000	Baa1(a)	Series A, 5.000% due 10/1/29	17,818
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	41,340
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	47,094
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	246,118
		Total Washington	36,097,121
West Virginia – 1.9%
		State of West Virginia, GO:
9,860,000	AA-	Series B, 5.000% due 12/1/34	12,455,123
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,520,155
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	236,606
2,000,000	AA-	West Virginia Parkways Authority, Revenue Bonds, 5.000% due 6/1/36	2,667,207
		Total West Virginia	17,879,091
Wisconsin – 0.4%
160,000	A	Public Finance Authority, Revenue Bonds, 5.000% due 1/1/31	206,465
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	437,402
255,000	A+	5.000% due 11/15/24	293,122
25,000	BBB+	5.000% due 5/1/26	27,775
50,000	A3(a)	5.000% due 6/1/27	51,662
195,000	A+	5.000% due 11/15/27	223,815
50,000	BBB+	5.000% due 5/1/28	55,204
25,000	BBB+	5.000% due 5/1/29	27,522
30,000	A3(a)	5.000% due 6/1/32	30,981
70,000	A3(a)	5.000% due 6/1/39	72,251
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Wisconsin – (continued)
$1,505,000	AA	5.000% due 8/15/54(b)	$1,644,402
30,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/25(d)	32,630
200,000	WR(a)	Series B, Prerefunded 7/1/23 @ 100, 5.000% due 7/1/36(d)	217,532
50,000	NR	Series C, Prerefunded 8/15/22 @ 100, 5.000% due 8/15/32(d)	52,303
520,000	AA	Wisconsin Housing & Economic Development Authority, Revenue Bonds, Series A, 3.500% due 9/1/50	577,120
		Total Wisconsin	3,950,186
		TOTAL MUNICIPAL BONDS (Cost – $805,277,854)	846,688,436
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $805,277,854)	846,688,436
SHORT-TERM INVESTMENTS – 13.9%
MUNICIPAL BONDS – 3.0%
4,000,000		Charleston County School District, GO, 4.000% due 5/11/22	4,108,677
10,000,000		City of Los Angeles CA, Revenue Notes, 4.000% due 6/23/22	10,318,886
5,200,000		Colorado State Education Loan Program, Revenue Notes, Series A, 4.000% due 6/29/22	5,369,217
5,000,000		County of Los Angeles CA, Revenue Notes, 4.000% due 6/30/22	5,162,402
3,500,000		Town of Tonawanda NY, GO, 1.500% due 8/26/22	3,548,042
		TOTAL MUNICIPAL BONDS (Cost – $28,498,755)	28,507,224
TIME DEPOSITS – 10.9%
71,409,314		BNP Paribas – Paris, 0.005% due 9/1/21	71,409,314
32,415,106		Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	32,415,106
		TOTAL TIME DEPOSITS (Cost – $103,824,420)	103,824,420
		TOTAL SHORT-TERM INVESTMENTS (Cost – $132,323,175)	132,331,644
		TOTAL INVESTMENTS – 102.9% (Cost – $937,601,029)	979,020,080
		Liabilities in Excess of Other Assets – (2.9)%	(27,269,523)
		TOTAL NET ASSETS – 100.0%	$951,750,557

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2021.

(c)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

(d)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(e)
When-Issued or delayed delivery security.

(f)
Rating by Fitch Ratings Service. All ratings are unaudited.

(g)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $211,045 and represents 0.02% of net assets.

(h)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $160,549 and represents 0.02% of net assets.

(i)
All or a portion of this security is pledged by the Fund as collateral for when-issued or delayed delivery securities.

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

AMBAC
    —    American Bond Assurance Corporation

COP
    —    Certificate of Participation

GO
    —    General Obligation

LIBOR
    —    London Interbank Offered Rate

MTA
    —    Metropolitan Transportation Authority

NPFG
    —    National Public Finance Guarantee Corporation

PSF-GTD
    —    Permanent School Fund Guaranteed

Summary of Investments by Security Industry^
General Obligation	40.7%
Education	15.3
Health Care Providers & Services	7.1
Water and Sewer	7.1
Transportation	6.3
Airport	3.4
Power	1.5
Development	1.2
Utilities	1.0
Nursing Homes	1.0
Single Family Housing	0.8
Student Loan	0.4
Facilities	0.3
Pollution	0.2
Multifamily Housing	0.1
Tobacco Settlement	0.1
Bond Bank	0.0*
Short-Term Investments	13.5
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.8%
$2,489,025	Alternative Loan Trust, Series 2005-61, Class 2A2, 0.844% (1-Month USD-LIBOR + 0.760)% due 12/25/35(a)	$2,285,186
892,053	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 0.404% (1-Month USD-LIBOR + 0.320)% due 2/25/34(a)	866,360
	Connecticut Avenue Securities Trust:
6,216,000	Series 2018-R07, Class 1B1, 4.434% (1-Month USD-LIBOR + 4.350)% due 4/25/31(a)(b)	6,439,585
4,012,401	Series 2018-R07, Class 1M2, 2.484% (1-Month USD-LIBOR + 2.400)% due 4/25/31(a)(b)	4,030,295
5,893,000	Series 2019-HRP1, Class B1, 9.334% (1-Month USD-LIBOR + 9.250)% due 11/25/39(a)(b)	6,228,557
6,759,000	Series 2019-R02, Class 1B1, 4.234% (1-Month USD-LIBOR + 4.150)% due 8/25/31(a)(b)	6,956,062
6,060,000	Series 2019-R03, Class 1B1, 4.184% (1-Month USD-LIBOR + 4.100)% due 9/25/31(a)(b)	6,214,685
4,154,657	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 0.284% (1-Month USD-LIBOR + 0.200)% due 8/25/47(a)	3,925,884
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities@:
2,187,054	Series 2015-C04, Class 1M2, 5.784% (1-Month USD-LIBOR + 5.700)% due 4/25/28(a)	2,300,713
208,259	Series 2016-C01, Class 1B, 11.834% (1-Month USD-LIBOR + 11.750)% due 8/25/28(a)	235,423
2,134,498	Series 2016-C01, Class 1M2, 6.834% (1-Month USD-LIBOR + 6.750)% due 8/25/28(a)	2,257,042
1,537,511	Series 2016-C01, Class 2M2, 7.034% (1-Month USD-LIBOR + 6.950)% due 8/25/28(a)	1,618,862
685,105	Series 2016-C02, Class 1B, 12.334% (1-Month USD-LIBOR + 12.250)% due 9/25/28(a)	797,485
8,373,255	Series 2016-C03, Class 2M2, 5.984% (1-Month USD-LIBOR + 5.900)% due 10/25/28(a)	8,786,960
7,136,141	Series 2016-C05, Class 2M2, 4.534% (1-Month USD-LIBOR + 4.450)% due 1/25/29(a)	7,405,741
10,451,500	Series 2016-C07, Class 2M2, 4.434% (1-Month USD-LIBOR + 4.350)% due 5/25/29(a)	10,853,728
7,060,000	Series 2017-C01, Class 1B1, 5.834% (1-Month USD-LIBOR + 5.750)% due 7/25/29(a)	7,716,682
5,685,172	Series 2017-C01, Class 1M2, 3.634% (1-Month USD-LIBOR + 3.550)% due 7/25/29(a)	5,851,316
1,800,000	Series 2017-C01, Class 1M2C, 3.634% (1-Month USD-LIBOR + 3.550)% due 7/25/29(a))	1,870,463
6,605,011	Series 2017-C02, Class 2M2, 3.734% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)	6,832,213
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$5,003,249	Series 2017-C02, Class 2M2C, 3.734% (1-Month USD-LIBOR + 3.650)% due 9/25/29(a)	$5,216,146
3,700,718	Series 2017-C02, Class 2X3, 2.300% due 9/25/29(c)	68,944
6,920,000	Series 2017-C03, Class 1B1, 4.934% (1-Month USD-LIBOR + 4.850)% due 10/25/29(a)	7,508,476
5,016,110	Series 2017-C03, Class 1M2C, 3.084% (1-Month USD-LIBOR + 3.000)% due 10/25/29(a)	5,179,412
8,222,346	Series 2017-C03, Class 1X1, 2.300% due 10/25/29(c)	132,990
5,860,000	Series 2017-C04, Class 2B1, 5.134% (1-Month USD-LIBOR + 5.050)% due 11/25/29(a)	6,406,704
3,629,541	Series 2017-C06, Class 1M2, 2.734% (1-Month USD-LIBOR + 2.650)% due 2/25/30(a)	3,693,070
3,600,000	Series 2017-C06, Class 2B1, 4.534% (1-Month USD-LIBOR + 4.450)% due 2/25/30(a)	3,758,187
4,166,086	Series 2017-C07, Class 1M2, 2.484% (1-Month USD-LIBOR + 2.400)% due 5/25/30(a)	4,226,028
2,173,583	Series 2017-C07, Class 2M2B, 2.584% (1-Month USD-LIBOR + 2.500)% due 5/25/30(a)	2,193,833
15,322,798	Series 2018-C01, Class 1ED5, 2.334% (1-Month USD-LIBOR + 2.250)% due 7/25/30(a)	15,453,658
5,589,529	Series 2018-C01, Class 1M2, 2.334% (1-Month USD-LIBOR + 2.250)% due 7/25/30(a)	5,660,606
3,528,000	Series 2018-C03, Class 1B1, 3.834% (1-Month USD-LIBOR + 3.750)% due 10/25/30(a)	3,667,533
6,546,000	Series 2018-C05, Class 1B1, 4.334% (1-Month USD-LIBOR + 4.250)% due 1/25/31(a)	6,844,980
4,120,000	Series 2018-C06, Class 1B1, 3.834% (1-Month USD-LIBOR + 3.750)% due 3/25/31(a)	4,215,027
2,665,570	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 1.737% (1-Month USD-LIBOR + 1.650)% due 8/19/34(a)	2,734,995
	Freddie Mac STACR REMIC Trust:
8,000,000	Series 2020-DNA3, Class B1, 5.184% (1-Month USD-LIBOR + 5.100)% due 6/25/50(a)(b)	8,358,002
640,000	Series 2020-DNA3, Class B2, 9.434% (1-Month USD-LIBOR + 9.350)% due 6/25/50(a)(b)	783,619
9,000,000	Series 2020-DNA4, Class B1, 6.084% (1-Month USD-LIBOR + 6.000)% due 8/25/50(a)(b)	9,572,805
618,032	Series 2020-DNA4, Class M2AI, 2.250% due 8/25/50(b)(c)	59,180
4,936,500	Series 2020-DNA4, Class M2B, 3.834% (1-Month USD-LIBOR + 3.750)% due 8/25/50(a)(b)	4,988,766
11,236,303	Series 2020-HQA2, Class M2, 3.184% (1-Month USD-LIBOR + 3.100)% due 3/25/50(a)(b)	11,387,415
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$7,500,000	Series 2020-HQA3, Class B1, 5.834% (1-Month USD-LIBOR + 5.750)% due 7/25/50(a)(b)	$7,989,126
3,030,000	Series 2020-HQA4, Class B1, 5.334% (1-Month USD-LIBOR + 5.250)% due 9/25/50(a)(b)	3,185,225
3,749,232	Series 2020-HQA4, Class M2, 3.234% (1-Month USD-LIBOR + 3.150)% due 9/25/50(a)(b)	3,775,842
	Freddie Mac STACR Trust:
2,384,000	Series 2018-DNA2, Class B1, 3.784% (1-Month USD-LIBOR + 3.700)% due 12/25/30(a)(b)	2,475,458
3,580,000	Series 2019-DNA2, Class B1, 4.434% (1-Month USD-LIBOR + 4.350)% due 3/25/49(a)(b)	3,716,237
1,122,076	Series 2019-HQA1, Class M2, 2.434% (1-Month USD-LIBOR + 2.350)% due 2/25/49(a)(b)	1,133,232
	Freddie Mac Structured Agency Credit Risk Debt Notes@:
6,190,229	Series 2016-DNA1, Class M3, 5.634% (1-Month USD-LIBOR + 5.550)% due 7/25/28(a)	6,470,627
6,972,000	Series 2017-DNA2, Class B1, 5.234% (1-Month USD-LIBOR + 5.150)% due 10/25/29(a)	7,617,224
9,356,528	Series 2017-HQA1, Class M2, 3.634% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)	9,632,206
3,041,000	Series 2017-HQA1, Class M2B, 3.634% (1-Month USD-LIBOR + 3.550)% due 8/25/29(a)	3,106,512
9,118,895	Series 2017-HQA2, Class M2, 2.734% (1-Month USD-LIBOR + 2.650)% due 12/25/29(a)	9,279,817
4,290,000	Series 2017-HQA3, Class B1, 4.534% (1-Month USD-LIBOR + 4.450)% due 4/25/30(a)	4,504,596
	STACR Trust:
227,000	Series 2018-DNA3, Class B1, 3.984% (1-Month USD-LIBOR + 3.900)% due 9/25/48(a)(b)	236,700
4,188,670	Series 2018-HRP1, Class B2, 11.834% (1-Month USD-LIBOR + 11.750)% due 5/25/43(a)(b)	4,821,409
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $270,096,558)	273,527,829
ASSET-BACKED SECURITIES – 12.2%
3,420,484	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 0.864% (1-Month USD-LIBOR + 0.780)% due 10/25/35(a)	3,416,904
	ABFC Trust:
3,630,878	Series 2003-OPT1, Class A3, 0.764% (1-Month USD-LIBOR + 0.680)% due 4/25/33(a)	3,532,344
2,172,264	Series 2005-WF1, Class M2, 0.684% (1-Month USD-LIBOR + 0.600)% due 10/25/34(a)	2,160,542
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,726,738	Accredited Mortgage Loan Trust, Series 2006-2, Class A4, 0.344% (1-Month USD-LIBOR + 0.260)% due 9/25/36(a)	$1,705,424
2,232,610	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 0.224% (1-Month USD-LIBOR + 0.140)% due 12/25/36(a)	2,186,439
	Brookside Mill CLO Ltd.:
3,000,000	Series 2013-1A, Class BR, 1.484% (3-Month USD-LIBOR + 1.350)% due 1/17/28(a)(b)	2,988,926
410,000	Series 2013-1A, Class ER, 5.634% (3-Month USD-LIBOR + 5.500)% due 1/17/28(a)(b)	398,853
1,350,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class ER, 8.382% (3-Month USD-LIBOR + 8.250)% due 7/28/28(a)(b)	1,230,725
3,510,215	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 0.234% (1-Month USD-LIBOR + 0.150)% due 8/25/36(a)	3,416,511
1,880,485	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class A2C, 1.384% (1-Month USD-LIBOR + 1.300)% due 7/25/37(a)	1,882,268
	Countrywide Asset-Backed Certificates:
4,282,542	Series 2004-2, Class M1, 0.834% (1-Month USD-LIBOR + 0.750)% due 5/25/34(a)	4,254,569
17,706,963	Series 2006-22, Class 1A, 0.224% (1-Month USD-LIBOR + 0.140)% due 6/25/35(a)	16,651,035
2,262,910	Series 2007-2, Class 2A3, 0.224% (1-Month USD-LIBOR + 0.140)% due 8/25/37(a)	2,240,540
1,028,301	CWABS Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 0.884% (1-Month USD-LIBOR + 0.800)% due 8/25/47(a)	1,024,632
2,126,957	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 1.184% (1-Month USD-LIBOR + 1.100)% due 5/25/37(a)(b)	2,131,556
3,260,057	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 1.221% (1-Month USD-LIBOR + 1.125)% due 9/25/33(a)	3,262,890
5,618,885	Fremont Home Loan Trust, Series 2003-A, Class M1, 1.059% (1-Month USD-LIBOR + 0.975)% due 8/25/33(a)	5,583,637
1,441,037	Gallatin CLO VIII Ltd., Series 2017-1A, Class A, 1.426% (3-Month USD-LIBOR + 1.300)% due 7/15/27(a)(b)	1,444,904
	Home Equity Asset Trust:
2,988,863	Series 2004-2, Class M1, 0.879% (1-Month USD-LIBOR + 0.795)% due 7/25/34(a)	2,966,888
958,976	Series 2005-7, Class M1, 0.759% (1-Month USD-LIBOR + 0.675)% due 1/25/36(a)	958,467
1,434,452	HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.669% (1-Month USD-LIBOR + 0.585)% due 1/25/36(a)	1,436,049
	JP Morgan Mortgage Acquisition Trust:
4,253,061	Series 2007-CH4, Class A5, 0.324% (1-Month USD-LIBOR + 0.240)% due 5/25/37(a)	4,218,382
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$809,098	Series 2007-CH5, Class A5, 0.344% (1-Month USD-LIBOR + 0.260)% due 6/25/37(a)	$803,962
3,763,263	KKR CLO 16 Ltd., Series 16, Class A1R, 1.384% (3-Month USD-LIBOR + 1.250)% due 1/20/29(a)(b)	3,763,272
2,700,000	KVK CLO Ltd., Series 2018-1A, Class E, 5.981% (3-Month USD-LIBOR + 5.850)% due 5/20/29(a)(b)	2,516,532
	Long Beach Mortgage Loan Trust:
3,757,576	Series 2004-4, Class M1, 0.984% (1-Month USD-LIBOR + 0.900)% due 10/25/34(a)	3,729,339
7,300,000	Series 2005-WL1, Class M4, 1.134% (1-Month USD-LIBOR + 1.050)% due 6/25/35(a)	7,328,154
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 7.826% (3-Month USD-LIBOR + 7.700)% due 4/15/29(a)(b)	1,283,904
	Mastr Asset Backed Securities Trust:
800,000	Series 2004-FRE1, Class M7, 2.784% (1-Month USD-LIBOR + 2.700)% due 7/25/34(a)	803,567
3,042,819	Series 2004-WMC1, Class M1, 0.864% (1-Month USD-LIBOR + 0.780)% due 2/25/34(a)	3,046,859
	Merrill Lynch Mortgage Investors Trust:
1,069,705	Series 2005-FM1, Class M1, 0.804% (1-Month USD-LIBOR + 0.720)% due 5/25/36(a)	1,063,159
3,175,433	Series 2006-OPT1, Class A2C, 0.234% (1-Month USD-LIBOR + 0.150)% due 8/25/37(a)	3,090,281
1,389,274	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE2, Class M1, 0.684% (1-Month USD-LIBOR + 0.600)% due 1/25/35(a)	1,388,852
	Nationstar Home Equity Loan Trust:
2,895,912	Series 2006-B, Class AV4, 0.364% (1-Month USD-LIBOR + 0.280)% due 9/25/36(a)	2,891,403
2,952,503	Series 2007-C, Class 1AV1, 0.259% (1-Month USD-LIBOR + 0.175)% due 6/25/37(a)	2,893,308
3,978,115	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 0.404% (1-Month USD-LIBOR + 0.320)% due 5/25/36(a)	3,923,632
862,170	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 0.819% (1-Month USD-LIBOR + 0.735)% due 8/25/35(a)	862,935
2,374,298	Park Place Securities Inc., Series 2005-WCW1, Class M2, 0.789% (1-Month USD-LIBOR + 0.705)% due 9/25/35(a)	2,381,838
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 1.404% (1-Month USD-LIBOR + 1.320)% due 1/25/36(a)	3,599,999
2,484,316	Series 2005-WCW2, Class M2, 0.879% (1-Month USD-LIBOR + 0.795)% due 7/25/35(a)	2,483,580
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$3,500,000	People’s Choice Home Loan Securities Trust, Series 2005-1, Class M5, 1.584% (1-Month USD-LIBOR + 1.500)% due 1/25/35(a)	$2,950,338
2,703,933	Ramp Trust, Series 2004-RS8, Class MII2, 1.809% due 8/25/34(a)	2,711,104
2,585,093	Soundview Home Loan Trust, Series 2006-EQ1, Class A3, 0.244% (1-Month USD-LIBOR + 0.160)% due 10/25/36(a)	2,581,770
380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 5.869% (3-Month USD-LIBOR + 5.750)% due 6/15/31(a)(b)	329,620
1,671,533	Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 0.924% (1-Month USD-LIBOR + 0.840)% due 8/25/34(a)	1,669,937
	Structured Asset Securities Corp. Mortgage Loan Trust:
1,000,000	Series 2005-WF4, Class M6, 1.089% (1-Month USD-LIBOR + 1.005)% due 11/25/35(a)	993,064
2,600,000	Series 2005-WF4, Class M8, 2.709% (1-Month USD-LIBOR + 2.625)% due 11/25/35(a)	2,657,132
10,310,572	Series 2006-BC6, Class A1, 0.244% (1-Month USD-LIBOR + 0.160)% due 1/25/37(a)	10,128,258
1,913,562	Series 2006-BC6, Class A4, 0.254% (1-Month USD-LIBOR + 0.170)% due 1/25/37(a)	1,902,278
2,398,414	Series 2006-GEL1, Class M2, 1.284% (1-Month USD-LIBOR + 1.200)% due 11/25/35(a)(b)	2,400,025
1,618,084	Series 2007-BC3, Class 2A3, 0.264% (1-Month USD-LIBOR + 0.180)% due 5/25/47(a)	1,586,237
4,175,554	Terwin Mortgage Trust, Series 2006-5, Class 1A2B, 0.504% (1-Month USD-LIBOR + 0.420)% due 7/25/37(a)(b)	4,134,805
620,000	Trinitas CLO III Ltd., Series 2015-3A, Class E, 5.376% (3-Month USD-LIBOR + 5.250)% due 7/15/27(a)(b)	575,024
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 6.716% (3-Month USD-LIBOR + 6.590)% due 10/15/29(a)(b)	939,224
	TOTAL ASSET-BACKED SECURITIES (Cost – $147,763,941)	152,505,877
CORPORATE BONDS & NOTES – 7.7%
Consumer Cyclical – 4.2%
10,790,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(d)	11,059,750
15,540,000	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(b)	14,763,000
10,400,000	Guitar Center Inc., Senior Secured Notes, 8.500% due 1/15/26(b)(d)	11,076,000
16,261,000	Mclaren Finance PLC, Senior Secured Notes, 7.500% due 8/1/26(b)	16,195,956
	Total Consumer Cyclical	53,094,706
Consumer Non-cyclical – 0.2%
4,177,000	Progenity Inc., Senior Unsecured Notes, 7.250% due 12/1/25(b)	1,921,219
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – 0.4%
$5,437,050	Transocean Pontus Ltd., Senior Secured Notes, 6.125% due 8/1/25(b)	$5,382,680
Financial – 1.7%
8,756,000	ILFC E-Capital Trust I, Limited Guaranteed Notes, 3.660% (3-Month USD-LIBOR + 1.550)% due 12/21/65(a)(b)(d)	7,136,140
13,243,000	JPMorgan Chase & Co., Junior Subordinated Notes, 3.599% (3-Month USD-LIBOR + 3.470)%(a)(d)(e)	13,272,973
	Total Financial	20,409,113
Industrial – 1.2%
13,862,000	Fortress Transportation & Infrastructure Investors LLC, Senior Unsecured Notes, 9.750% due 8/1/27(b)(d)	15,646,732
	TOTAL CORPORATE BONDS & NOTES (Cost – $95,820,674)	96,454,450
Shares/Units	Security	Value
COMMON STOCKS – 31.3%
COMMUNICATIONS – 2.5%
Media – 0.9%
388,605	Altice USA Inc., Class A Shares*	10,663,321
Telecommunications – 1.6%
468,496	Telephone & Data Systems Inc.	9,519,839
80,106	T-Mobile US Inc.*(d)	10,976,124
	Total Telecommunications	20,495,963
	TOTAL COMMUNICATIONS	31,159,284
CONSUMER CYCLICAL – 2.6%
Auto Parts & Equipment – 0.9%
996,394	Holley Inc.*(f)	11,657,810
Entertainment – 1.7%
434,795	Golden Entertainment Inc.*(d)	20,748,417
	TOTAL CONSUMER CYCLICAL	32,406,227
CONSUMER NON-CYCLICAL – 9.1%
Biotechnology – 4.9%
41,014	Ascendis Pharma AS, ADR*(d)	6,428,124
632,232	Crinetics Pharmaceuticals Inc.*	14,901,708
492,724	Elevation Oncology Inc.*(g)@	5,764,871
481,743	Relay Therapeutics Inc.*(d)	15,430,228
43,574	Sema4 Holdings Corp.*(f)	413,953
121,607	SpringWorks Therapeutics Inc.*	9,132,686
574,793	Trillium Therapeutics Inc.*	9,903,683
	Total Biotechnology	61,975,253
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – 0.9%
210,298	Alphatec Holdings Inc.*	$3,045,115
54,523	Itamar Medical Ltd., ADR*	1,163,521
393,649	SeaSpine Holdings Corp.*	6,605,430
	Total Healthcare-Products	10,814,066
Healthcare-Services – 1.1%
494,301	Invitae Corp.*(d)(f)	14,646,139
Pharmaceuticals – 2.2%
399,219	Curaleaf Holdings Inc.*	4,750,706
600,460	Cytokinetics Inc.*(d)	19,797,166
106,834	Merus NV*	2,786,231
	Total Pharmaceuticals	27,334,103
	TOTAL CONSUMER NON-CYCLICAL	114,769,561
DIVERSIFIED – 8.5%
SPACs – 8.5%
310,840	Class Acceleration Corp., Class A Shares*	3,015,148
446,038	CM Life Sciences III Inc.*(g)	4,406,855
887,638	CM Life Sciences III Inc., Class A Shares*(f)	8,769,863
565,129	Corazon Capital V838 Monoceros Corp., Class A Shares*(g)	5,470,449
743,800	DA32 Life Science Tech Acquisition Corp., Class A Shares*	7,259,488
992,028	EJF Acquisition Corp., Class A Shares*(g)	9,573,070
937,446	Jack Creek Investment Corp., Class A Shares*	9,065,103
561,397	L&F Acquisition Corp., Class A Shares*	5,597,128
305,504	Live Oak Mobility Acquisition Corp.*	3,024,490
219,849	Live Oak Mobility Acquisition Corp., Class A Shares*(g)	2,143,528
557,775	Logistics Innovation Technologies Corp.*(g)	5,482,928
770,900	Longview Acquisition Corp. II, Class A Shares*(f)	7,608,783
489,000	Sema4 Holdings Corp. (formerly CM Life Sciences Inc.)*(g)@	4,645,500
568,036	Senior Connect Acquisition Corp. I, Class A Shares*	5,509,949
386,550	SomaLogic Inc. (formerly CM Life Sciences II Inc., Class A Shares)*(f)	4,368,015
439,830	SomaLogic Inc. (formerly CM Life Sciences II Inc.)*(g)@	4,970,079
565,129	Tekkorp Digital Acquisition Corp., Class A Shares*	5,521,310
263,615	Thayer Ventures Acquisition Corp., Class A Shares*(f)	2,644,059
238,864	Tishman Speyer Innovation Corp. II*	2,350,422
310,520	Tishman Speyer Innovation Corp. II, Class A Shares*	3,033,780
232,340	Z-Work Acquisition Corp., Class A Shares*	2,235,111
	Total SPACs	106,695,058
	TOTAL DIVERSIFIED	106,695,058
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 6.0%
Banks – 3.8%
669,866	Blue Foundry Bancorp*	$9,036,492
773,856	Eastern Bankshares Inc.(d)	15,306,872
790,724	HarborOne Bancorp Inc.(d)	11,172,930
916,071	Kearny Financial Corp.	11,624,941
	Total Banks	47,141,235
Diversified Financial Services – 0.4%
540,781	OppFi Inc.*(f)	4,564,192
Equity Real Estate Investment Trusts (REITs) – 1.0%
485,254	Equity Commonwealth(d)	12,781,590
Savings & Loans – 0.8%
399,817	Berkshire Hills Bancorp Inc.(d)	10,247,310
	TOTAL FINANCIAL	74,734,327
INDUSTRIAL – 2.5%
Metal Fabricate/Hardware – 1.2%
1,192,003	Hillman Solutions Corp.*(f)	14,637,797
Transportation – 1.3%
290,734	Air Transport Services Group Inc.*	7,963,204
100,169	XPO Logistics Inc.*(d)	8,705,688
	Total Transportation	16,668,892
	TOTAL INDUSTRIAL	31,306,689
TECHNOLOGY – 0.1%
Computers – 0.1%
92,556	iCAD Inc.*	1,116,225
	TOTAL COMMON STOCKS (Cost – $340,770,227)	392,187,371
OPEN-END FUND – 18.4%
20,026,443	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares (Cost – $231,453,848)	231,105,148
PREFERRED STOCKS – 1.6%
COMMUNICATIONS – 0.9%
Telecommunications – 0.9%
340,475	Telephone & Data Systems Inc., 6.000%*(e)	8,675,303
77,001	Telephone & Data Systems Inc., 6.625%(e)	2,078,257
	Total Telecommunications	10,753,560
	TOTAL COMMUNICATIONS	10,753,560
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
CONSUMER CYCLICAL – 0.7%
Retail – 0.7%
85,000	Qurate Retail Inc., 8.000%	$9,180,000
	TOTAL PREFERRED STOCKS (Cost – $18,930,798)	19,933,560
CLOSED-END FUND – 0.5%
238,533	Fortress Transportation & Infrastructure Investors LLC, Class Common Shares (Cost – $4,668,960)	6,435,620
WARRANTS – 0.2%
DIVERSIFIED – 0.2%
SPACs – 0.2%
155,420	Class Acceleration Corp.*(g)	90,159
88,320	CM Life Sciences III Inc.*(g)	133,363
179,620	Corazon Capital V838 Monoceros Corp.*(g)	167,047
39,205	Deep Lake Capital Acquisition Corp.*(g)	25,871
330,676	EJF Acquisition Corp.*(g)	209,318
468,723	Jack Creek Investment Corp.*(g)	309,357
244,085	L&F Acquisition Corp.*(g)	134,247
55,356	Latch Inc.*(g)	202,049
43,969	Live Oak Mobility Acquisition Corp.*(g)	46,168
154,180	Longview Acquisition Corp. II*(g)	191,183
441,802	Montes Archimedes Acquisition Corp.*(g)	503,654
232,452	Senior Connect Acquisition Corp. I*(g)	148,304
154,560	Soaring Eagle Acquisition Corp.*(g)	352,397
77,310	SomaLogic Inc.*(g)	197,141
26,187	Taboola.com Ltd.*(g)	60,754
219,657	Tekkorp Digital Acquisition Corp.*(g)	206,456
131,807	Thayer Ventures Acquisition Corp.*(g)	158,168
62,104	Tishman Speyer Innovation Corp. II*(g)	55,894
23,299	X4 Pharmaceuticals Inc.*(g)	4,660
77,446	Z-Work Acquisition Corp.*(g)	49,031
	Total SPACs	3,245,221
	TOTAL DIVERSIFIED	3,245,221
	TOTAL WARRANTS (Cost – $3,777,528)	3,245,221
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Number of Contracts	Notional Amounts	Security	Value
PURCHASED SWAPTION – 0.1%
Interest Rate Swaption – 0.1%
90,000,000	$108,000	10-Year Constant Maturity Swap, 3-Month USD-LIBOR, Call, 2.25, expires 5/22/23	$1,361,625
		TOTAL PURCHASED SWAPTION (Cost – $2,029,500)	1,361,625
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $1,115,312,034)	1,176,756,701
Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 6.6%
TIME DEPOSITS – 6.6%
$28,818,213	ANZ National Bank – London, 0.005% due 9/1/21	$28,818,213
54,189,956	Skandinaviska Enskilda Banken AB – Stockholm, 0.005% due 9/1/21	54,189,956
	TOTAL TIME DEPOSITS (Cost – $83,008,169)	83,008,169
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.9%
MONEY MARKET FUND – 2.9%
36,135,166	Federated Government Obligations Fund, Premier Class, 0.025%(h) (Cost – $36,135,166)	$36,135,166
	TOTAL INVESTMENTS – 103.3% (Cost – $1,234,455,369)	1,295,900,036
	Liabilities in Excess of Other Assets – (3.3)%	(40,938,339)
	TOTAL NET ASSETS – 100.0%	$1,254,961,697

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2021.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2021, amounts to $199,671,047 and represents 15.91% of net assets.

(c)
Interest only security.

(d)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(e)
Security is perpetual in nature and has no stated maturity date.

(f)
All or a portion of this security is on loan (See Note 5).

(g)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2021, amounts to $45,702,501 and represents 3.64% of net assets.

(h)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
CM Life Sciences III Inc.	8/6/2021	$4,460,380	$4,406,855	0.35%
Elevation Oncology Inc.	11/10/2020	2,311,250	5,764,871	0.46%
Sema4 Holdings Corp. (formerly CM Life Sciences Inc.)	2/9/2021	4,890,000	4,645,500	0.37%
SomaLogic Inc. (formerly CM Life Sciences II Inc.)	3/29/2021	4,398,300	4,970,079	0.40%
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2015-C04, Class 1M2, 5.784% (1-Month USD-LIBOR + 5.700%) due 4/25/28	3/26/2020	2,461,077	2,300,713	0.18%
Series 2016-C01, Class 1B, 11.834% (1-Month USD-LIBOR + 11.750%) due 8/25/28	8/3/2021	2,364,523	235,423	0.02%
Series 2016-C01, Class 1M2, 6.834% (1-Month USD-LIBOR + 6.750%) due 8/25/28	3/6/2020	1,335,384	2,257,042	0.18%
Series 2016-C01, Class 2M2, 7.034% (1-Month USD-LIBOR + 6.950%) due 8/25/28	6/17/2020	938,897	1,618,862	0.13%
Series 2016-C02, Class 1B, 12.334% (1-Month USD-LIBOR + 12.250%) due 9/25/28	8/10/2021	799,642	797,485	0.06%
Series 2016-C03, Class 2M2, 5.984% (1-Month USD-LIBOR + 5.900%) due 10/25/28	3/19/2020	1,066,978	8,786,960	0.70%
Series 2016-C05, Class 2M2, 4.534% (1-Month USD-LIBOR + 4.450%) due 1/25/29	4/26/2019	5,497,400	7,405,741	0.59%
Series 2016-C07, Class 2M2, 4.434% (1-Month USD-LIBOR + 4.350%) due 5/25/29	5/9/2019	4,217,292	10,853,728	0.85%
Series 2017-C01, Class 1B1, 5.834% (1-Month USD-LIBOR + 5.750%) due 7/25/29	11/17/2020	2,739,200	7,716,682	0.61%
Series 2017-C01, Class 1M2, 3.634% (1-Month USD-LIBOR + 3.550%) due 7/25/29	11/24/2020	895,148	5,851,316	0.47%
Series 2017-C01, Class 1M2C, 3.634% (1-Month USD-LIBOR + 3.550%) due 7/25/29	4/16/2020	1,494,000	1,870,463	0.15%
Series 2017-C02, Class 2M2, 3.734% (1-Month USD-LIBOR + 3.650%) due 9/25/29	8/20/2019	471,252	6,832,213	0.54%
Series 2017-C02, Class 2M2C, 3.734% (1-Month USD-LIBOR + 3.650%) due 9/25/2029	5/19/2020	867,500	5,216,146	0.42%
Series 2017-C02, Class 2X3, 2.300% due 9/25/29	2/11/2021	101,032	68,944	0.01%
Series 2017-C03, Class 1B1, 4.934% (1-Month USD-LIBOR + 4.850%) due 10/25/29	1/12/2021	6,145,425	7,508,476	0.60%
Series 2017-C03, Class 1M2C, 3.084% (1-Month USD-LIBOR + 3.000%) due 10/25/29	2/16/2021	5,091,552	5,179,412	0.41%
Series 2017-C03, Class 1X1, 2.300% due 10/25/29	2/16/2021	181,485	132,990	0.01%
Series 2017-C04, Class 2B1, 5.134% (1-Month USD-LIBOR + 5.050%) due 11/25/29	6/3/2021	6,414,869	6,406,704	0.51%
Series 2017-C06, Class 1M2, 2.734% (1-Month USD-LIBOR + 2.650%) due 2/25/30	6/24/2021	3,711,896	3,693,070	0.29%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Series 2017-C06, Class 2B1, 4.534% (1-Month USD-LIBOR + 4.450%) due 2/25/30	4/20/2021	$3,755,250	$3,758,187	0.30%
Series 2017-C07, Class 1M2, 2.484% (1-Month USD-LIBOR + 2.400%) due 5/25/30	8/3/2020	2,199,720	4,226,028	0.34%
Series 2017-C07, Class 2M2B, 2.584% (1-Month USD-LIBOR + 2.500%) due 5/25/30	4/20/2021	2,258,180	2,193,833	0.17%
Series 2018-C01, Class 1ED5, 2.334% (1-Month USD-LIBOR + 2.250%) due 7/25/30	1/25/2021	16,072,145	15,453,658	1.23%
Series 2018-C01, Class 1M2, 2.334% (1-Month USD-LIBOR + 2.250%) due 7/25/30	9/11/2019	849,450	5,660,606	0.45%
Series 2018-C03, Class 1B1, 3.834% (1-Month USD-LIBOR + 3.750%) due 10/25/30	4/7/2021	3,599,409	3,667,533	0.29%
Series 2018-C05, Class 1B1, 4.334% (1-Month USD-LIBOR + 4.250%) due 1/25/31	10/22/2020	1,499,569	6,844,980	0.55%
Series 2018-C06, Class 1B1, 3.834% (1-Month USD-LIBOR + 3.750%) due 3/25/31	6/29/2021	3,490,313	4,215,027	0.34%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.634% (1-Month USD-LIBOR + 5.550%) due 7/25/28	6/9/2020	7,088,847	6,470,627	0.52%
Series 2017-DNA2, Class B1, 5.234% (1-Month USD-LIBOR + 5.150%) due 10/25/29	11/9/2020	1,238,884	7,617,224	0.61%
Series 2017-HQA1, Class M2, 3.634% (1-Month USD-LIBOR + 3.550%) due 8/25/29	9/9/2019	4,467,906	9,632,206	0.77%
Series 2017-HQA1, Class M2B, 3.634% (1-Month USD-LIBOR + 3.550%) due 8/25/29	8/4/2020	2,913,183	3,106,512	0.25%
Series 2017-HQA2, Class M2, 2.734% (1-Month USD-LIBOR + 2.650%) due 12/25/29	11/18/2019	6,234,469	9,279,817	0.74%
Series 2017-HQA3, Class B1, 4.534% (1-Month USD-LIBOR + 4.450%) due 4/25/30	4/29/2021	4,504,500	4,504,596	0.36%
			$191,150,509	15.23%

Abbreviations used in this schedule:
ABS	—	Asset-Based Security
ADR	—	American Depositary Receipts
CLO	—	Collateralized Loan Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SPDR	—	Standard & Poor’s Depository Receipts
SPACs	—	Special Purpose Acquisition Companies
See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Common Stocks	30.3%
Collateralized Mortgage Obligations	21.1
Open-End Fund	17.8
Asset-Backed Securities	11.8
Corporate Bonds & Notes	7.4
Preferred Stocks	1.5
Closed-End Fund	0.5
Warrants	0.3
Purchased Swaption	0.1
Short-Term Investments	6.4
Money Market Fund	2.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Interest Rate Swaptions
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
90,000,000	$108,000	10-Year Constant Maturity Swap, 3-Month USD LIBOR, Call	MSCS	5/22/23	$3.25	$383,398
		TOTAL SWAPTION CONTRACTS WRITTEN				$383,398
At August 31, 2021, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation*	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 8/31/21(2)		Notional Amounts in (000’s)(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	3.002%	USD	10,000	$932,748	$405,000	$527,748
CDX.NA.IG.29	1.000%	12/20/22	3-Month	GSC	0.117%	USD	100,000	1,361,655	1,440,000	(78,345)
CDX.NA.IG.31	1.000%	12/20/23	3-Month	GSC	0.826%	USD	30,000	180,918	(1,956,000)	2,136,918
CDX.NA.IG.33	1.000%	12/20/24	3-Month	MSCS	1.560%	USD	40,000	(653,618)	(6,462,001)	5,808,383
CDX.NA.IG.35	1.000%	12/20/25	3-Month	GSC	1.689%	USD	10,000	(271,083)	(905,000)	633,917
								$1,550,620	$(7,478,001)	$9,028,621

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include

See Notes to Financial Statements.

Schedules of Investments
August 31, 2021 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

*
Fund will pay or receive the volatility of the reference asset depending on whether the realized volatility of the reference asset exceeds or is less than the fixed rate. For contracts where the Fund has elected to receive the volatility of the reference asset, it will receive a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will make a net payment of the absolute value of the difference of the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate. For contracts where the Fund has elected to pay the volatility of the reference asset, it will make a net payment of the difference between the realized volatility and the fixed rate multiplied by the notional amount if the realized volatility exceeds the fixed rate; the Fund will receive a net payment of the absolute value of the difference of the realized and the fixed rate multiplied by the notional amount if the realized volatility is less than the fixed rate.

Counterparty Abbreviations used in this schedule:
GSC	—	Goldman Sachs & Co.
MSCS	—	Morgan Stanley Capital Services LLC
Shares/Units	Security	Value
SECURITIES SOLD SHORT – 11.2%
EXCHANGE TRADED FUNDS (ETFs) – 11.2%
119,539	ARK Genomic Revolution	$10,242,102
82,618	iShares Biotechnology	14,233,429
685,436	SPDR S&P Biotech	91,053,318
377,945	SPDR S&P Regional Banking	24,902,796
	Total Exchange Traded Funds (ETFs)	140,431,645
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $133,055,625)	140,431,645
COMMON STOCK – 0.0%
CONSUMER NON-CYCLICAL – 0.0%
Pharmaceuticals – 0.0%
5,938	Herbalife Nutrition Ltd.* (Proceeds – $225,574)	304,857
	TOTAL SECURITIES SOLD SHORT – 11.2% (Proceeds – $133,281,199)	140,736,502

*
Non-income producing security.

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2021 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2) .	$5,344,659,148	$1,419,961,342	$2,912,209,708	$438,891,602	$2,493,610,851
Foreign currency, at value(3)	—	—	1,180,998	—	—
Cash	241	223	402	4	667
Unrealized appreciation on unfunded loan commitments	—	—	—	—	318
Receivable for securities sold	8,871,116	15,882,591	1,190,052	1,603,183	118,926,543
Dividends and interest receivable	4,023,879	628,456	4,210,544	1,832,270	9,100,382
Receivable for Fund shares sold	2,282,512	566,796	1,167,544	70,527	812,990
Unrealized appreciation on open forward foreign currency contracts (Note 4)	—	—	102,909	—	—
Variation margin on open future contracts (Note 4)	—	—	—	—	68,361
Deposits with counterparty(4)	140,000	—	—	—	—
Prepaid expenses	185,876	32,681	50,569	13,572	40,601
Prepaid Chief Compliance Officer expense	1,078	—	—	—	—
Total Assets	5,360,163,850	1,437,072,089	2,920,112,726	442,411,158	2,622,560,713
LIABILITIES:
Payable for collateral received from securities on loan	3,548,291	65,638,512	92,363,031	1,441,800	—
Payable for Fund shares repurchased	3,120,612	737,592	1,495,829	710,993	1,519,069
Payable for securities purchased	1,697,648	12,767,067	17,984,098	1,727,497	367,610,376
Investment management fee payable	2,579,359	964,495	2,197,989	245,678	1,044,341
Transfer agent fees payable	606,660	150,201	326,887	42,304	270,896
Custody fee payable	197,242	56,643	223,618	25,792	152,195
Trustees’ fees payable	—	—	—	3,081	—
Registration fees payable	12,977	—	1,238	—	—
Shareholder services	—	1,134	30,092	2,266	24,700
Variation margin on open future contracts (Note 4)	2,820	—	—	—	—
Unrealized depreciation on unfunded loan commitments	—	—	—	—	168
Forward sale commitments(5) (Note 5)	—	—	—	—	3,495,680
Due to custodian(3)	—	—	—	4	—
Options contracts written, at value(6) (Note 4)	—	—	535	—	—
Foreign capital gains tax payable	—	—	9,180,154	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	4,696
Accrued expenses	56,504	17,322	80,531	16,988	24,275
Total Liabilities	11,822,113	80,332,966	123,884,002	4,216,403	374,146,396
Total Net Assets	$5,348,341,737	$1,356,739,123	$2,796,228,724	$438,194,755	$2,248,414,317
NET ASSETS:
Par value	$293,986	$77,594	$177,051	$37,965	$218,620
Paid-in capital in excess of par value	2,794,990,870	764,272,211	1,911,257,517	384,614,219	2,196,610,371
Total distributable earnings (losses)	2,553,056,881	592,389,318	884,794,156	53,542,571	51,585,326
Total Net Assets	$5,348,341,737	$1,356,739,123	$2,796,228,724	$438,194,755	$2,248,414,317
Total Net Assets Class I	$4,896,662,033	$1,237,581,986	$2,561,319,244	$402,936,204	$2,068,829,672
Total Net Assets Class Z	$451,679,704	$119,157,137	$234,909,480	$35,258,551	$179,584,645
Shares Outstanding Class I	263,896,668	69,280,224	160,220,995	34,818,147	201,578,009
Shares Outstanding Class Z	30,088,989	8,313,575	16,829,875	3,146,734	17,042,281
Net Asset Value Class I	$18.56	$17.86	$15.99	$11.57	$10.26
Net Asset Value Class Z	$15.01	$14.33	$13.96	$11.20	$10.54
(1) Investments, at cost	$3,555,677,145	$1,105,418,234	$2,062,632,265	$369,659,881	$2,491,693,635
(2) Includes securities on loan	$3,402,516	$64,337,273	$88,780,529	$1,410,828	$—
(3) Foreign currency, at cost	$—	$—	$1,215,631	$(4)	$—
(4) Related to futures contracts	$140,000	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$3,495,241
(6) Premiums received	$—	$—	$11,935	$—	$—
(7) Related to swap contracts	$—	$—	$—	$—	$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2021 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
ASSETS:
Investments, at value(1),(2) .	$625,420,866	$797,389,332	$979,020,080	$1,295,900,036
Cash	292	152	455	380
Receivable for securities sold	9,620,035	11,092,179	4,307,813	255,637
Dividends and interest receivable	172,559	8,259,376	7,655,498	1,991,007
Receivable for Fund shares sold	231,162	265,074	381,754	458,891
Receivable for expense reimbursement	—	—	8,468	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	12,303	—	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	9,106,966
Upfront premiums paid on swap contracts	—	—	—	1,845,000
Deposits with counterparty(4)	—	5,000,000	—	3,963,778(7)
Cash held at Broker	—	3,890,901	—	142,634,927
Prepaid expenses	32,533	44,520	14,121	27,553
Total Assets	635,489,750	825,941,534	991,388,189	1,456,184,175
LIABILITIES:
Payable for collateral received from securities on loan	20,957,270	5,002,134	—	36,135,166
Payable for Fund shares repurchased	383,150	597,898	406,630	740,065
Payable for securities purchased	48,276,810	14,634,302	38,591,065	12,546,595
Investment management fee payable	310,371	479,815	416,263	934,978
Transfer agent fees payable	66,291	89,212	107,423	145,866
Custody fee payable	39,572	50,611	78,351	62,688
Registration fees payable	—	—	—	5,972
Shareholder services	—	294	20,835	—
Upfront premiums received on swap contracts	—	—	—	9,323,001
Unrealized depreciation on swap contracts (Note 4)	—	—	—	78,345
Securities sold short(5) (Note 5)	—	12,226,775	—	140,736,502
Due to custodian(3)	65	12	—	—
Options contracts written, at value(6) (Note 4)	—	193,156	—	383,398
Unrealized depreciation on open forward foreign currency contracts (Note 4)	317,969	313,659	—	—
Investment interest payable on securities sold short	—	7,849	—	—
Accrued Chief Compliance Officer expense	349	1,964	—	752
Accrued expenses	13,326	12,891	17,065	129,150
Total Liabilities	70,365,173	33,610,572	39,637,632	201,222,478
Total Net Assets	$565,124,577	$792,330,962	$951,750,557	$1,254,961,697
NET ASSETS:
Par value	$57,150	$78,899	$90,902	$117,185
Paid-in capital in excess of par value	560,800,612	795,981,748	912,537,697	1,172,041,020
Total distributable earnings (losses)	4,266,815	(3,729,685)	39,121,958	82,803,492
Total Net Assets	$565,124,577	$792,330,962	$951,750,557	$1,254,961,697
Total Net Assets Class I	$524,258,419	$730,582,113	$908,935,185	$1,158,891,891
Total Net Assets Class Z	$40,866,158	$61,748,849	$42,815,372	$96,069,806
Shares Outstanding Class I	53,095,866	72,848,358	86,824,429	108,010,615
Shares Outstanding Class Z	4,053,761	6,050,731	4,077,853	9,174,064
Net Asset Value Class I	$9.87	$10.03	$10.47	$10.73
Net Asset Value Class Z	$10.08	$10.21	$10.50	$10.47
(1) Investments, at cost	$617,675,951	$789,849,281	$937,601,029	$1,234,455,369
(2) Includes securities on loan	$20,532,955	$3,316,514	$—	$36,042,139
(3) Foreign currency, at cost	$(65)	$(13)	$—	$—
(4) Related to futures contracts	$—	$5,000,000	$—	$—
(5) Proceeds received	$—	$11,844,983	$—	$133,281,199
(6) Premiums received	$—	$256,199	$—	$—
(7) Related to swap contracts	$—	$—	$—	$3,963,778
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2021 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$26,827,151	$6,180,273	$23,136,450	$9,282,768	$284,110
Interest	3,045	892	22,521	47,772	20,157,214
Income from securities lending	57,173	350,635	468,829	26,236	—
Less: Foreign taxes withheld (Note 5)	(32,817)	(15,763)	(2,489,837)	(356,940)	—
Total Investment Income	26,854,552	6,516,037	21,137,963	8,999,836	20,441,324
EXPENSES:
Investment management fee (Note 7)	19,109,442	5,915,184	13,295,816	1,749,702	7,234,759
Transfer agent fees	3,644,671	935,566	1,888,972	311,114	1,588,291
Custody fees	605,227	192,601	751,493	79,788	412,181
Trustees’ fees	105,488	24,859	56,886	11,056	45,583
Insurance	51,582	13,716	26,125	4,523	27,388
Audit and tax	55,576	12,801	60,348	2,138	17,410
Legal expense	66,290	20,332	29,979	5,839	34,012
Chief Compliance Officer expense	50,358	10,395	21,290	3,179	19,551
Shareholder services	47,364	26,697	22,540	19,378	50,391
Registration fees	723	15,882	34,226	10,893	29,350
Miscellaneous expense	54,109	13,738	25,859	6,231	37,143
Total Expenses	23,790,830	7,181,771	16,213,534	2,203,841	9,496,059
Less: Fee waivers and/or expense reimbursement (Note 7)	(4,038,175)	(89,776)	(612,850)	(252,616)	(915,174)
Net Expenses	19,752,655	7,091,995	15,600,684	1,951,225	8,580,885
Net Investment Income (Loss)	$7,101,897	$(575,958)	$5,537,279	$7,048,611	$11,860,439
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED
LOAN COMMITMENTS, OPTIONS CONTRACTS
WRITTEN, FORWARD SALE COMMITMENTS,
SECURITIES SHORT SOLD, SWAP CONTRACTS,
FORWARD FOREIGN CURRENCY CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTES 4
AND 5):

Net Realized Gain (Loss) From:
Investments	$531,210,444	$119,980,863	$61,478,642*	$18,921,531	$(9,868,015)
Futures contracts	1,041,271	—	—	—	(1,103,736)
Forward sale commitments	—	—	—	—	(90,407)
Options contracts written	—	—	68,475	—	—
Securities sold short	—	—	—	—	57
Forward foreign currency contracts	—	—	769,995	—	—
Foreign currency transactions	(3,920)	—	(337,592)	(5,825)	—
Realized Gain (Loss)	532,247,795	119,980,863	61,979,520	18,915,706	(11,062,101)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	259,867,612	(10,518,985)	79,416,957**	29,656,966	28,841,954
Futures contracts	(50,014)	—	—	—	(137,426)
Unfunded loan commitments	—	—	—	—	150
Options contracts written	—	—	5,276	—	—
Forward sale commitments	—	—	—	—	(58,152)
Forward foreign currency contracts	—	—	(40,084)	—	—
Foreign currency transactions	407	—	86,250	(5,480)	—
Change in Net Unrealized Appreciation (Depreciation):	259,818,005	(10,518,985)	79,468,399	29,651,486	28,646,526
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	792,065,800	109,461,878	141,447,919	48,567,192	17,584,425
Total Increase (Decrease) in Net Assets from Operations	$799,167,697	$108,885,920	$146,985,198	$55,615,803	$29,444,864

*
Includes foreign capital gains tax of  $15,708 for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $3,218,819 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2021 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund
INVESTMENT INCOME:
Dividends	$277,340	$621,663	$—	$2,843,535
Interest	8,736,090	16,474,182	7,936,180	9,717,478
Income from securities lending	33,795	23,689	—	237,875
Less: Foreign taxes withheld (Note 5)	—	(8,730)	—	—
Total Investment Income	9,047,225	17,110,804	7,936,180	12,798,888
EXPENSES:
Investment management fee (Note 7)	1,725,417	3,319,354	3,286,358	8,290,420
Transfer agent fees	354,083	559,477	693,659	881,436
Custody fees	125,682	156,023	228,425	188,690
Trustees’ fees	8,654	14,355	17,098	23,467
Insurance	4,724	8,129	11,821	12,588
Audit and tax	1,552	3,280	9,331	5,383
Legal expense	6,287	12,612	14,597	19,178
Chief Compliance Officer expense	3,947	6,444	7,769	9,897
Shareholder services	18,920	22,396	17,079	30,501
Registration fees	—	—	13,414	22,381
Broker fees on securities sold short	—	100,193	—	1,063,868
Miscellaneous expense	11,259	14,490	12,221	—
Interest and dividend expense.	—	194,029	—	116,958
Total Expenses	2,260,525	4,410,782	4,311,772	10,664,767
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,781)	(425,250)	(778,724)	(2,673,548)
Net Expenses	2,257,744	3,985,532	3,533,048	7,991,219
Net Investment Income (Loss)	$6,789,481	$13,125,272	$4,403,132	$4,807,669
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS,
OPTIONS CONTRACTS WRITTEN, FORWARD SALE
COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS,
FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN
CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(2,961,548)	$1,061,558	$1,486,197	$23,375,400
Options contracts written	—	434,377	—	—
Securities sold short	—	(1,008,107)	—	—
Investments sold short	—	—	—	(1,794,462)
Swap contracts	—	—	—	1,166,164
Forward foreign currency contracts	1,631,677	1,076,064	—	—
Foreign currency transactions	66,496	82,805	—	—
Realized Gain (Loss)	(1,263,375)	1,646,697	1,486,197	22,747,102
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	10,374,566	(1,104,457)	7,926,196	(16,745,717)
Unfunded loan commitments	(116,255)	—	—	—
Options contracts written	—	(11,761)	—	(383,398)
Securities sold short	—	79,996	—	8,520,308
Swap contracts	—	—	—	2,523,153
Forward foreign currency contracts	(565,774)	(618,592)	—	—
Foreign currency transactions	3,273	(43,107)	—	—
Change in Net Unrealized Appreciation (Depreciation):	9,695,810	(1,697,921)	7,926,196	(6,085,654)
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	8,432,435	(51,224)	9,412,393	16,661,448
Total Increase (Decrease) in Net Assets from Operations	$15,221,916	$13,074,048	$13,815,525	$21,469,117

*
Includes foreign capital gains tax of  $15,708 for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $3,218,819 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2021 and Year Ended February 28, 2021 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2021	February 28, 2021	August 31, 2021	February 28, 2021	August 31, 2021	February 28, 2021
OPERATIONS:
Net investment income (loss)	$7,101,897	$23,831,149	$(575,958)	$896,716	$5,537,279	$546,320
Net realized gain (loss)	532,247,795	227,791,299	119,980,863	160,527,673	61,979,520	12,520,943
Change in unrealized appreciation (depreciation)	259,818,005	1,084,588,379	(10,518,985)	290,864,457	79,468,399	566,170,523
Increase (Decrease) in Net Assets From Operations	799,167,697	1,336,210,827	108,885,920	452,288,846	146,985,198	579,237,786
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	—	(87,281,044)	—	(22,516,715)	—	(663,386)
Class Z	—	(6,999,957)	—	(1,796,366)	—	(234,506)
Decrease in Net Assets From Distributions to Shareholders	—	(94,281,001)	—	(24,313,081)	—	(897,892)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	366,405,779	684,494,010	117,304,556	124,974,104	334,728,675	366,061,881
Class Z	159,691,961	90,160,931	47,492,967	19,907,864	95,529,206	48,789,282
Reinvestment of distributions:
Class I	—	86,767,648	—	22,394,639	—	659,537
Class Z	—	6,794,463	—	1,740,399	—	226,851
Cost of shares repurchased:
Class I	(660,758,898)	(1,146,597,874)	(147,808,313)	(274,215,231)	(197,640,700)	(509,687,356)
Class Z	(48,746,345)	(81,513,637)	(10,403,525)	(17,853,191)	(16,040,657)	(35,303,264)
Increase (Decrease) in Net Assets From Fund Share Transactions	(183,407,503)	(359,894,459)	6,585,685	(123,051,416)	216,576,524	(129,253,069)
Increase (Decrease) in Net Assets	615,760,194	882,035,367	115,471,605	304,924,349	363,561,722	449,086,825
NET ASSETS:
Beginning of period	4,732,581,543	3,850,546,176	1,241,267,518	936,343,169	2,432,667,002	1,983,580,177
End of period	$5,348,341,737	$4,732,581,543	$1,356,739,123	$1,241,267,518	$2,796,228,724	$2,432,667,002
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	August 31, 2021	February 28, 2021	August 31, 2021	February 28, 2021
OPERATIONS:
Net investment income (loss)	$7,048,611	$14,068,354	$11,860,439	$40,363,272
Net realized gain (loss)	18,915,706	(37,763,039)	(11,062,101)	71,935,441
Change in unrealized appreciation (depreciation)	29,651,486	55,055,823	28,646,526	(111,053,086)
Increase (Decrease) in Net Assets From Operations	55,615,803	31,361,138	29,444,864	1,245,627
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(4,549,192)	(17,047,791)	(12,093,364)	(45,411,862)
Class Z	(398,351)	(1,044,996)	(1,020,784)	(2,565,783)
Decrease in Net Assets From Distributions to Shareholders	(4,947,543)	(18,092,787)	(13,114,148)	(47,977,645)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	27,131,800	42,296,206	148,437,659	566,944,532
Class Z	12,009,327	9,176,726	70,489,659	55,197,432
Reinvestment of distributions:
Class I	4,519,885	16,937,229	12,014,571	45,153,843
Class Z	365,675	953,306	983,091	2,458,341
Cost of shares repurchased:
Class I	(50,820,560)	(137,678,016)	(185,670,272)	(384,588,684)
Class Z	(4,350,088)	(8,307,893)	(14,522,841)	(32,672,496)
Increase (Decrease) in Net Assets From Fund Share Transactions	(11,143,961)	(76,622,442)	31,731,867	252,492,968
Increase (Decrease) in Net Assets	39,524,299	(63,354,091)	48,062,583	205,760,950
NET ASSETS:
Beginning of period	398,670,456	462,024,547	2,200,351,734	1,994,590,784
End of period	$438,194,755	$398,670,456	$2,248,414,317	$2,200,351,734
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2021 and Year Ended February 28, 2021 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund
	August 31, 2021	February 28, 2021	August 31, 2021	February 28, 2021
OPERATIONS:
Net investment income (loss)	$6,789,481	$13,517,328	$13,125,272	$30,033,909
Net realized gain (loss)	(1,263,375)	(1,552,406)	1,646,697	(3,016,659)
Change in unrealized appreciation (depreciation)	9,695,810	3,661,273	(1,697,921)	15,909,081
Increase (Decrease) in Net Assets From Operations	15,221,916	15,626,195	13,074,048	42,926,331
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(6,577,001)	(12,423,555)	(11,695,511)	(28,302,527)
Class Z	(465,085)	(617,410)	(882,783)	(1,478,999)
Decrease in Net Assets From Distributions to Shareholders	(7,042,086)	(13,040,965)	(12,578,294)	(29,781,526)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	133,562,357	171,086,753	66,008,978	167,996,725
Class Z	20,835,489	11,930,570	26,086,954	16,710,837
Reinvestment of distributions:
Class I	6,535,162	12,349,552	11,617,624	28,132,491
Class Z	445,192	590,193	841,559	1,401,780
Cost of shares repurchased:
Class I	(41,634,441)	(88,084,770)	(65,348,541)	(224,106,513)
Class Z	(2,995,971)	(5,004,378)	(5,250,673)	(12,985,085)
Increase (Decrease) in Net Assets From Fund Share Transactions	116,747,788	102,867,920	33,955,901	(22,849,765)
Increase (Decrease) in Net Assets	124,927,618	105,453,150	34,451,655	(9,704,960)
NET ASSETS:
Beginning of period	440,196,959	334,743,809	757,879,307	767,584,267
End of period	$565,124,577	$440,196,959	$792,330,962	$757,879,307
	Destinations Municipal Fixed Income Fund		Destinations Multi Strategy Alternatives Fund
	August 31, 2021	February 28, 2021	August 31, 2021	February 28, 2021
OPERATIONS:
Net investment income (loss)	$4,403,132	$11,067,571	$4,807,669	$13,571,592
Net realized gain (loss)	1,486,197	6,670,758	22,747,102	18,809,890
Change in unrealized appreciation (depreciation).	7,926,196	(19,255,288)	(6,085,654)	74,890,594
Increase (Decrease) in Net Assets From Operations	13,815,525	(1,516,959)	21,469,117	107,272,076
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(5,432,651)	(18,714,445)	(3,688,625)	(14,280,507)
Class Z.	(249,563)	(514,550)	(321,812)	(792,977)
Decrease in Net Assets From Distributions to Shareholders	(5,682,214)	(19,228,995)	(4,010,437)	(15,073,484)
FUND SHARE TRANSACTIONS :
Net proceeds from sale of shares:
Class I	80,534,879	183,253,560	131,108,360	281,655,299
Class Z	21,519,534	14,800,618	41,470,625	25,454,430
Reinvestment of distributions:
Class I	5,391,626	18,578,076	3,664,824	14,207,122
Class Z	233,367	479,548	310,048	760,344
Cost of shares repurchased:
Class I	(68,839,744)	(176,085,320)	(94,430,726)	(169,315,819)
Class Z	(5,040,846)	(7,453,789)	(7,111,219)	(11,887,150)
Increase (Decrease) in Net Assets From Fund Share Transactions	33,798,816	33,572,693	75,011,912	140,874,226
Increase (Decrease) in Net Assets	41,932,127	12,826,739	92,470,592	233,072,818
NET ASSETS:
Beginning of period	909,818,430	896,991,691	1,162,491,105	929,418,287
End of period	$951,750,557	$909,818,430	$1,254,961,697	$1,162,491,105
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$15.84	$11.88	$11.61	$11.71	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.07	0.10	0.11	0.10
Net realized and unrealized gain	2.70	4.19	0.40	0.18	1.69
Total Income from Operations	2.72	4.26	0.50	0.29	1.79
Less Distributions From:
Net investment income	—	(0.01)	(0.10)	(0.10)	(0.08)
Net realized gain	—	(0.29)	(0.13)	(0.29)	—
Total Distributions	—	(0.30)	(0.23)	(0.39)	(0.08)
Net Asset Value, End of Period	$18.56	$15.84	$11.88	$11.61	$11.71
Total Return(3)	17.17%(4)	35.94%	4.18%	2.73%	17.89%(4)
Net Assets, End of Period (millions)	$4,897	$4,450	$3,651	$3,427	$2,804
Ratios to Average Net Assets:
Gross expenses	0.94%(5)	0.95%	0.95%	0.97%	0.98%(5)
Net expenses(6)	0.79%(5)	0.82%	0.82%	0.85%	0.85%(5)
Net investment income(6)	0.27%(5)	0.56%	0.84%	0.91%	0.97%(5)
Portfolio Turnover Rate(7)	45%(4)	48%	49%	28%	52%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$12.81	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.08	0.10	0.07
Net realized and unrealized gain (loss)	2.17	3.40	0.34	(0.21)
Total Income from Operations	2.20	3.48	0.44	(0.14)
Less Distributions From:
Net investment income	—	(0.03)	(0.12)	(0.11)
Net realized gain	—	(0.29)	(0.13)	(0.29)
Total Distributions	—	(0.32)	(0.25)	(0.40)
Net Asset Value, End of Period	$15.01	$12.81	$9.65	$9.46
Total Return(3)	17.17%(4)	36.16%	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$451	$283	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.79%(5)	0.80%	0.80%	0.82%(5)
Net expenses(6)	0.64%(5)	0.67%	0.67%	0.70%(5)
Net investment income(6)	0.42%(5)	0.70%	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	45%(4)	48%	49%	28%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$16.43	$10.92	$11.31	$10.98	$10.00
Income (Loss) from Operations:
Net investment income (loss)(2)	(0.01)	0.01	0.06	0.06	0.04
Net realized and unrealized gain	1.44	5.80	0.04	0.84	1.04
Total Income from Operations	1.43	5.81	0.10	0.90	1.08
Less Distributions From:
Net investment income	—	(0.00)*	(0.06)	(0.05)	(0.04)
Net realized gain	—	(0.30)	(0.43)	(0.52)	(0.06)
Total Distributions	—	(0.30)	(0.49)	(0.57)	(0.10)
Net Asset Value, End of Period	$17.86	$16.43	$10.92	$11.31	$10.98
Total Return(3)	8.70%(4)	56.65%	0.52%	9.02%	10.83%(4)
Net Assets, End of Period (millions)	$1,238	$1,167	$890	$962	$701
Ratios to Average Net Assets:
Gross expenses	1.10%(5)	1.11%	1.11%	1.12%	1.14%(5)
Net expenses(6)	1.09%(5)	1.11%	1.08%	1.03%	1.03%(5)
Net investment income(6)	(0.10)%(5)	0.09%	0.54%	0.53%	0.41%(5)
Portfolio Turnover Rate(7)	58%(4)	145%	110%	85%	112%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$13.17	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.00*	0.02	0.06	0.04
Net realized and unrealized gain (loss)	1.16	4.67	0.05	(0.25)
Total Income from Operations	1.16	4.69	0.11	(0.21)
Less Distributions From:
Net investment income	—	(0.02)	(0.08)	(0.07)
Net realized gain	—	(0.30)	(0.43)	(0.52)
Total Distributions	—	(0.32)	(0.51)	(0.59)
Net Asset Value, End of Period	$14.33	$13.17	$8.80	$9.20
Total Return(3)	8.81%(4)	53.85%	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$119	$74	$46	$19
Ratios to Average Net Assets:
Gross expenses	0.95%(5)	0.96%	0.97%	0.97%(5)
Net expenses(6)	0.94%(5)	0.96%	0.94%	0.88%(5)
Net investment income(6)	0.05%(5)	0.22%	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	58%(4)	145%	110%	85%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$15.11	$11.30	$10.86	$11.69	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.00*	0.09	0.09	0.07
Net realized and unrealized gain (loss)	0.85	3.81	0.44	(0.77)	1.70
Total Income from Operations	0.88	3.81	0.53	(0.68)	1.77
Less Distributions From:
Net investment income	—	(0.00)*	(0.09)	(0.12)	(0.07)
Net realized gain	—	—	—	(0.03)	(0.01)
Total Distributions	—	—	(0.09)	(0.15)	(0.08)
Net Asset Value, End of Period	$15.99	$15.11	$11.30	$10.86	$11.69
Total Return(3)	5.82%(4)	33.76%	4.83%	(5.71)%	17.70%(4)
Net Assets, End of Period (millions)	$2,561	$2,288	$1,884	$1,618	$1,413
Ratios to Average Net Assets:
Gross expenses	1.23%(5)	1.24%	1.25%	1.28%	1.30%(5)
Net expenses(6)	1.19%(5)	1.23%	1.17%	1.18%	1.15%(5)
Net investment income(6)	0.41%(5)	0.02%	0.77%	0.83%	0.69%(5)
Portfolio Turnover Rate(7)	15%(4)	38%	27%	32%	50%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$13.18	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.02	0.06	0.02
Net realized and unrealized gain (loss)	0.75	3.32	0.43	(0.38)
Total Income from Operations	0.78	3.34	0.49	(0.36)
Less Distributions From:
Net investment income	—	(0.02)	(0.11)	(0.13)
Net realized gain	—	—	—	(0.03)
Total Distributions	—	(0.02)	(0.11)	(0.16)
Net Asset Value, End of Period	$13.96	$13.18	$9.86	$9.48
Total Return(3)	5.92%(4)	33.91%	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$235	$145	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.08%(5)	1.09%	1.10%	1.13%(5)
Net expenses(6)	1.04%(5)	1.08%	1.02%	1.03%(5)
Net investment income(6)	0.50%(5)	0.14%	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	15%(4)	38%	27%	32%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.26	$9.74	$10.20	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.18	0.34	0.35	0.32	0.31
Net realized and unrealized gain (loss)	1.26	0.63	(0.40)	0.39	0.12
Total Income from Operations	1.44	0.97	(0.05)	0.71	0.43
Less Distributions From:
Net investment income	(0.13)	(0.31)	(0.32)	(0.29)	(0.26)
Net realized gain	—	(0.14)	(0.09)	(0.36)	(0.03)
Total Distributions	(0.13)	(0.45)	(0.41)	(0.65)	(0.29)
Net Asset Value, End of Period	$11.57	$10.26	$9.74	$10.20	$10.14
Total Return(3)	14.06%(4)	10.37%	(0.78)%	7.52%	4.34%(4)
Net Assets, End of Period (millions)	$403	$375	$441	$391	$320
Ratios to Average Net Assets:
Gross expenses	1.02%(5)	1.03%	1.03%	1.04%	1.05%(5)
Net expenses(6)	0.90%(5)	0.92%	0.88%	0.87%	0.93%(5)
Net investment income(6)	3.21%(5)	3.60%	3.31%	3.13%	3.18%(5)
Portfolio Turnover Rate(7)	19%(4)	54%	43%	74%	57%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.94	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.19	0.34	0.36	0.20
Net realized and unrealized gain (loss)	1.20	0.62	(0.38)	0.21
Total Income from Operations	1.39	0.96	(0.02)	0.41
Less Distributions From:
Net investment income	(0.13)	(0.32)	(0.34)	(0.16)
Net realized gain	—	(0.14)	(0.09)	(0.36)
Total Distributions	(0.13)	(0.46)	(0.43)	(0.52)
Net Asset Value, End of Period	$11.20	$9.94	$9.44	$9.89
Total Return(3)	14.07%(4)	10.63%	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	$35	$24	21	$10
Ratios to Average Net Assets:
Gross expenses	0.87%(5)	0.88%	0.88%	0.89%(5)
Net expenses(6)	0.75%(5)	0.77%	0.74%	0.72%(5)
Net investment income(6)	3.36%(5)	3.72%	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	19%(4)	54%	43%	74%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.19	$10.42	$9.83	$9.83	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.05	0.20	0.28	0.28	0.21
Net realized and unrealized gain (loss)	0.08	(0.20)	0.59	(0.01)	(0.17)
Total Income from Operations	0.13	—	0.87	0.27	0.04
Less Distributions From:
Net investment income	(0.06)	(0.20)	(0.28)	(0.27)	(0.19)
Net realized gain	—	(0.03)	—	—	(0.02)
Total Distributions	(0.06)	(0.23)	(0.28)	(0.27)	(0.21)
Net Asset Value, End of Period	$10.26	$10.19	$10.42	$9.83	$9.83
Total Return(3)	1.28%(4)	0.05%	8.97%	2.77%	0.34%(4)
Net Assets, End of Period (millions)	$2,068	$2,079	$1,896	$1,708	$1,500
Ratios to Average Net Assets:
Gross expenses	0.86%(5)	0.87%	0.88%	0.89%	0.90%(5)
Net expenses(6)	0.78%(5)	0.78%	0.80%	0.81%	0.82%(5)
Net investment income(6)	1.05%(5)	1.91%	2.80%	2.85%	2.22%(5)
Portfolio Turnover Rate(7)	124%(4)	204%	43%	64%	170%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.46	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.06	0.22	0.30	0.20
Net realized and unrealized gain (loss)	0.09	(0.21)	0.61	0.03
Total Income from Operations	0.15	0.01	0.91	0.23
Less Distributions From:
Net investment income	(0.07)	(0.21)	(0.30)	(0.15)
Net realized gain	—	(0.03)	—	—
Total Distributions	(0.07)	(0.24)	(0.30)	(0.15)
Net Asset Value, End of Period	$10.54	$10.46	$10.69	$10.08
Total Return(3)	1.42%(4)	0.17%	9.11%	2.29(4)
Net Assets, End of Period (millions)	$180	$121	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.71%(5)	0.72%	0.73%	0.74%(5)
Net expenses(6)	0.63%(5)	0.63%	0.65%	0.66%(5)
Net investment income(6)	1.23%(5)	2.05%	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	124%(4)	204%	43%	64%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$9.73	$9.75	$9.84	$9.90	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.14	0.34	0.33	0.35	0.27
Net realized and unrealized gain (loss)	0.14	(0.02)	(0.08)	(0.08)	(0.12)
Total Income from Operations	0.28	0.32	0.25	0.27	0.15
Less Distributions From:
Net investment income	(0.14)	(0.34)	(0.34)	(0.33)	(0.25)
Total Distributions	(0.14)	(0.34)	(0.34)	(0.33)	(0.25)
Net Asset Value, End of Period	$9.87	$9.73	$9.75	$9.84	$9.90
Total Return(3)	2.90%(4)	3.43%	2.59%	2.79%	1.52%(4)
Net Assets, End of Period (millions)	$524	$418	$320	$386	$178
Ratios to Average Net Assets:
Gross expenses	0.93%(5)	0.95%	0.96%	0.97%	1.00%(5)
Net expenses(6)	0.93%(5)	0.95%	0.94%	0.93%	0.94%(5)
Net investment income(6)	2.75%(5)	3.63%	3.30%	3.51%	2.84%(5)
Portfolio Turnover Rate(7)	59%(4)	168%	138%	120%	32%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.93	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.15	0.36	0.34	0.22
Net realized and unrealized gain (loss)	0.15	(0.02)	(0.07)	(0.03)
Total Income from Operations	0.30	0.34	0.27	0.19
Less Distributions From:
Net investment income	(0.15)	(0.35)	(0.36)	(0.16)
Total Distributions	(0.15)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$10.08	$9.93	$9.94	$10.03
Total Return(3)	3.02%(4)	3.60%	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$41	$22	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.78%(5)	0.80%	0.82%	0.82%(5)
Net expenses(6)	0.78%(5)	0.80%	0.80%	0.78%(5)
Net investment income(6)	2.89%(5)	3.78%	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	59%(4)	168%	138%	120%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.02	$9.83	$9.82	$9.99	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.17	0.40	0.39	0.38	0.37
Net realized and unrealized gain (loss)	0.00*	0.19	0.02	(0.18)	(0.02)
Total Income from Operations	0.17	0.59	0.41	0.20	0.35
Less Distributions From:
Net investment income	(0.16)	(0.40)	(0.40)	(0.37)	(0.35)
Net realized gain	—	—	—	—	(0.01)
Total Distributions	(0.16)	(0.40)	(0.40)	(0.37)	(0.36)
Net Asset Value, End of Period	$10.03	$10.02	$9.83	$9.82	$9.99
Total Return(3)	1.73%(4)	6.28%	4.18%	2.20%	3.34%(4)
Net Assets, End of Period (millions)	$730	$718	$733	$769	$601
Ratios to Average Net Assets:
Gross expenses(6)	1.14%(5)	1.13%	1.11%	1.09%	1.10%(5)
Net expenses(6)(7)	1.03%(5)	1.02%	1.00%	0.98%	0.99%(5)
Net investment income(7)	3.35%(5)	4.17%	3.92%	3.90%	3.88%(5)
Portfolio Turnover Rate(8)	50%(4)	164%	84%	79%	64%(4)

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.05%, 0.03%, 0.00% and 0.00% (annualized) for the period ended August 31, 2021, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.19	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.18	0.42	0.41	0.26
Net realized and unrealized gain (loss)	0.01	0.19	0.01	(0.08)
Total Income from Operations	0.19	0.61	0.42	0.18
Less Distributions From:
Net investment income	(0.17)	(0.41)	(0.41)	(0.20)
Total Distributions	(0.17)	(0.41)	(0.41)	(0.20)
Net Asset Value, End of Period	$10.21	$10.19	$9.99	$9.98
Total Return(3)	1.78%(4)	6.43%	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$62	$40	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.99%(5)	0.98%	0.96%	0.94%(5)
Net expenses(6)(7)	0.88%(5)	0.87%	0.85%	0.83%(5)
Net investment income(7)	3.47%(5)	4.31%	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	50%(4)	164%	84%	79%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.05%, 0.03% and 0.00%
(annualized) for the period ended August 31, 2021, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.38	$10.61	$10.11	$9.93	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.05	0.13	0.16	0.17	0.08
Net realized and unrealized gain (loss)	0.10	(0.13)	0.58	0.15	(0.09)
Total Income from Operations	0.15	—	0.74	0.32	(0.01)
Less Distributions From:
Net investment income	(0.06)	(0.16)	(0.20)	(0.14)	(0.05)
Net realized gain	—	(0.07)	(0.04)	—	(0.01)
Total Distributions	(0.06)	(0.23)	(0.24)	(0.14)	(0.06)
Net Asset Value, End of Period	$10.47	$10.38	$10.61	$10.11	$9.93
Total Return(3)	1.48%(4)	0.00%	7.38%	3.30%	(0.14)%(4)
Net Assets, End of Period (millions)	$909	$884	$878	$862	$230
Ratios to Average Net Assets:
Gross expenses	0.92%(5)	0.93%	0.95%	0.95%	0.97%(5)
Net expenses(6)	0.76%(5)	0.77%	0.80%	0.80%	0.80%(5)
Net investment income(6)	0.93%(5)	1.26%	1.56%	1.71%	0.79%(5)
Portfolio Turnover Rate(7)	21%(4)	38%	38%	84%	69%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.40	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.06	0.15	0.18	0.13
Net realized and unrealized gain (loss)	0.11	(0.14)	0.57	0.11
Total Income from Operations	0.17	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.07)	(0.18)	(0.21)	(0.10)
Net realized gain	—	(0.07)	(0.04)	—
Total Distributions	(0.07)	(0.25)	(0.25)	(0.10)
Net Asset Value, End of Period	$10.50	$10.40	$10.64	$10.14
Total Return(3)	1.65%(4)	0.05%	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$43	$26	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.77%(5)	0.78%	0.80%	0.80%(5)
Net expenses(6)	0.61%(5)	0.62%	0.65%	0.65%(5)
Net investment income(6)	1.08%(5)	1.40%	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	21%(4)	38%	38%	84%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2021(1)	2021	2020	2019	2018(1)
Net asset value, Beginning of Period	$10.57	$9.67	$9.76	$10.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.04	0.14	0.37	0.40	0.27
Net realized and unrealized gain (loss)	0.15	0.91	(0.02)	(0.32)	0.13
Total Income from Operations	0.19	1.05	0.35	0.08	0.40
Less Distributions From:
Net investment income	(0.03)	(0.15)	(0.41)	(0.35)	(0.20)
Net realized gain	—	—	(0.03)	(0.17)	—
Total Distributions	(0.03)	(0.15)	(0.44)	(0.52)	(0.20)
Net Asset Value, End of Period	$10.73	$10.57	$9.67	$9.76	$10.20
Total Return(3)	1.84%(4)	11.09%	3.76%	1.10%	3.94%(4)
Net Assets, End of Period (millions)	$1,159	$1,102	$888	$897	$909
Ratios to Average Net Assets:
Gross expenses(6)	1.75%(5)	1.79%	1.73%	1.71%	1.73%(5)
Net expenses(6)(7)	1.31%(5)	1.40%	1.34%	1.23%	1.25%(5)
Net investment income(7)	0.77%(5)	1.40%	3.86%	4.01%	2.82%(5)
Portfolio Turnover Rate(8)	48%(4)	150%	119%	109%	111%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Fund (March 20, 2017) through the period ended February 28, 2018 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.02%, 0.22%, 0.16%, 0.12% and 0.12% (annualized) for the period ended August 31, 2021, for the year ended February 28, 2021, for the year ended February 29, 2020, the year ended February 28, 2019 and the period ended February 28, 2018, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (concluded)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2021(1)	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.32	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.05	0.14	0.35	0.31
Net realized and unrealized gain (loss)	0.14	0.91	—	(0.35)
Total Income from Operations	0.19	1.05	0.35	(0.04)
Less Distributions From:
Net investment income	(0.04)	(0.17)	(0.42)	(0.25)
Net realized gain	—	—	(0.03)	(0.17)
Total Distributions	(0.04)	(0.17)	(0.45)	(0.42)
Net Asset Value, End of Period	$10.47	$10.32	$9.44	$9.54
Total Return(3)	1.84%(4)	11.29%	3.87%	(0.21)(4)
Net Assets, End of Period (millions)	$96	$60	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.60%(5)	1.64%	1.59%	1.56%(5)
Net expenses(6)(7)	1.16%(5)	1.25%	1.20%	1.08%(5)
Net investment income(7)	0.92%(5)	1.52%	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	48%(4)	150%	119%	109%(4)

(1)
Figures are for the period ended August 31, 2021 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.02%, 0.22%, 0.16% and 0.20%(annualized) for the period ended August 31, 2021, for the year ended February 28, 2021, for the year ended February 29, 2020 and the period ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2021 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund and Destinations Multi Strategy Alternatives Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares. Class Z commenced operations on July 16, 2018.
Brinker Capital Investments, LLC (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the NewYork Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Adviser pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$98,327,806	$98,327,806	$—	$—
Communications	1,188,107,381	1,188,107,381	—	—
Consumer Cyclical	384,836,787	384,836,787	—	—
Consumer Non-cyclical	1,251,744,246	1,251,744,246	—	—
Energy	155,622,677	155,622,677	—	—
Financial	637,148,266	634,278,395	—	2,869,871
Industrial	346,677,773	346,677,773	—	—
Technology	1,054,880,835	1,044,914,984	5,166,142	4,799,709
Utilities	111,714,086	111,714,086	—	—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Preferred Stocks:
Consumer Cyclical	$47,327,174	$—	$926,563	$46,400,611
Financial	2,090,500	—	—	2,090,500
Industrial	4,850,947	—	—	4,850,947
Technology	2,562,997	—	—	2,562,997
Short-Term Investments:
Time Deposits	55,219,382	—	55,219,382	—
Money Market Fund	3,548,291	3,548,291	—	—
Total Investments, at value	$5,344,659,148	$5,219,772,426	$61,312,087	$63,574,635**
Other Financial Instruments – Assets
Futures Contracts	$125,546	$125,546	$—	$—
Total Other Financial Instruments – Assets	$125,546	$125,546	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$1,267,787,245	$1,267,787,245	$—	$—
Exchange Traded Funds (ETFs)	50,920,842	50,920,842	—	—
Short-Term Investments:
Time Deposits	35,614,743	—	35,614,743	—
Money Market Fund	65,638,512	65,638,512	—	—
Total Investments, at value	$1,419,961,342	$1,384,346,599	$35,614,743	$—
Destinations Equity Income Fund
Investments, at value
Common Stocks:
Basic Materials	$9,181,143	$2,484,777	$6,696,366	$—
Communications	43,828,372	21,075,299	22,753,073	—
Consumer Cyclical	22,711,095	11,824,882	10,886,213	—
Consumer Non-cyclical	108,284,425	77,166,269	31,118,156	—
Energy	44,630,013	27,419,535	17,210,478	—
Financial	61,620,937	35,741,340	25,879,597	—
Industrial	19,765,151	8,477,921	11,287,230	—
Technology	22,042,109	16,526,536	5,515,573	—
Utilities	48,913,678	40,036,158	8,877,520	—
Exchange Traded Funds (ETFs)	45,197,847	45,197,847	—	—
Convertible Preferred Stocks	6,665,186	6,665,186	—	—
Equity Linked Note	910,258	—	910,258	—
Short-Term Investments:
Time Deposits	3,699,588	—	3,699,588	—
Money Market Fund	1,441,800	1,441,800	—	—
Total Investments, at value	$438,891,602	$294,057,550	$144,834,052	$—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund
Investments, at value
Common Stocks:
Australia	$16,844,542	$—	$16,844,542	$—
Austria	6,048,413	—	6,048,413	—
Bermuda	5,092,721	2,684,520	2,408,201	—
Brazil	60,118,019	20,411,028	39,706,991	—
Canada	64,970,350	10,350,723	54,619,627	—
China	210,193,065	53,793,240	156,399,825	—
Cyprus	4,870,314	—	4,870,314	—
Denmark	25,390,124	—	25,390,124	—
Egypt	9,614,900	—	9,614,900	—
Finland	12,269,541	—	12,269,541	—
France	201,638,143	—	201,638,143	—
Germany	152,961,548	—	152,961,548	—
Greece	5,074,234	—	5,074,234	—
Hong Kong	32,075,602	1,648,706	30,426,896	—
Hungary	6,548,478	—	6,548,478	—
India	241,627,873	1,171,961	240,455,912	—
Indonesia	13,371,415	—	13,371,415	—
Ireland	21,286,712	5,395,232	15,891,480	—
Israel	13,737,216	3,612,797	10,124,419	—
Italy	27,545,210	—	27,545,210	—
Japan	427,612,429	—	427,612,429	—
Jersey, Channel Islands	7,927,860	—	7,927,860	—
Mexico	21,966,937	—	21,966,937	—
Netherlands	90,584,181	7,265,873	83,318,308	—
Norway	17,970,443	—	17,970,443	—
Peru	1,964,338	1,964,338	—	—
Philippines	12,466,511	—	12,466,511	—
Poland	9,571,042	—	9,571,042	—
Portugal	17,370,989	—	17,370,989	—
Russia	50,555,471	34,544,910	16,010,561	—
Singapore	3,908,916	—	3,908,916	—
South Africa	9,185,836	—	9,185,836	—
South Korea	95,766,929	—	95,766,929	—
Spain	9,895,749	—	9,895,749	—
Sweden	$43,163,291	$—	$43,163,291	$—
Switzerland	174,966,350	—	174,966,350	—
Taiwan	108,900,510	46,800,326	62,100,184	—
Thailand	15,591,579	—	15,591,579	—
United Arab Emirates	6,801,646	—	6,801,646	—
United Kingdom	254,473,418	10,904,771	243,564,390	4,257
United States	86,461,352	83,219,763	1,455,586	1,786,003
Exchange Traded Funds (ETFs)	106,610,379	106,610,379	—	—
Warrant	49,478	49,478	—	—
Short-Term Investments:
Time Deposits	114,802,623	—	114,802,623	—
Money Market Fund	92,363,031	92,363,031	—	—
Total Investments, at value	$2,912,209,708	$482,791,076	$2,427,628,372	$1,790,260

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$102,909	$—	$102,909		$—
Total Other Financial Instruments – Assets	$102,909	$—	$102,909		$—
Other Financial Instruments – Liabilities
Option Contracts Written	$(535)	$—	$(535)		$—
Total Other Financial Instruments – Liabilities	$(535)	$—	$(535)		$—
Destinations Core Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$581,594,526	$—	$581,594,526		$—
Collateralized Mortgage Obligations	537,986,481	—	537,986,481		—
U.S. Government Agencies & Obligations	512,020,372	—	512,020,372		—
Mortgage-Backed Securities	455,162,494	—	455,162,494		—
Asset-Backed Securities	210,314,264	—	210,314,264		—
Sovereign Bonds	35,582,388	—	35,582,388		—
Senior Loans	24,935,575	—	24,935,575		—
Municipal Bonds	2,017,025	—	2,017,025		—
Exchange Traded Fund (ETF)	29,733,528	29,733,528	—		—
Common Stocks:
Diversified	35,696	—	35,696		—
Energy	136,389	128,505	7,884		—
Industrial	1,391	1,391	—		—
Short-Term Investments:
Time Deposits	100,621,027	—	100,621,027		—
U.S. Government Obligations	3,469,695	—	3,469,695		—
Total Investments, at value	$2,493,610,851	$29,863,424	$2,463,747,427		$—
Other Financial Instruments – Assets
Futures Contracts	$62,177	$62,177	$—		$—
Total Other Financial Instruments – Assets	$62,177	$62,177	$—		$—
Other Financial Instruments – Liabilities
Forward Sale Commitments	$(3,495,680)	$—	$(3,495,680)		$—
Futures Contracts	(199,603)	(199,603)	—		—
Total Other Financial Instruments – Liabilities	$(3,695,283)	$(199,603)	$(3,495,680)		$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes	$266,886,285*	$--	$266,886,285	$	—*
Senior Loans	106,069,550	—	92,862,512		13,207,038
Asset-Backed Securities	29,600,223	—	29,600,223		—
Collateralized Mortgage Obligations	25,962,640	—	25,962,640		—
Municipal Bonds	4,272,597	—	4,272,597		—
Mortgage-Backed Securities	2,847,957	—	2,847,957		—
Sovereign Bonds	2,454,870	—	2,454,870		—
Common Stocks:
Diversified	53,273,844	51,329,945	1,943,899		—
Energy	124,450	—	124,450		—
Exchange Traded Fund (ETF)	35,194,299	35,194,299	—		—
Preferred Stock	3,697,254	3,697,254	—		—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Warrants	$7,457,766	$46,649	$7,411,117		$—
Short-Term Investments:
Time Deposits	60,022,128	—	60,022,128		—
U.S. Government Obligation	6,599,733	—	6,599,733		—
Money Market Fund	20,957,270	20,957,270	—		—
Total Investments, at value	$625,420,866	$111,225,417	$500,988,411		$13,207,038**
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$12,303	$—	$12,303		$—
Total Other Financial Instruments – Assets	$12,303	$—	$12,303		$—
Other Financial Instruments – Liabilities
Forward Foreign Currency Contracts	$(317,969)	$—	$(317,969)		$—
Total Other Financial Instruments – Liabilities	$(317,969)	$—	$(317,969)		$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes	$531,219,090*	$—	$531,219,090	$	—*
Sovereign Bonds	73,410,181	—	73,410,181		—
Senior Loans	58,391,193	—	44,331,738		14,059,455
Asset-Backed Securities	1,467,008	—	1,467,008		—
Common Stocks:
Canada	2,519,662	1,007,821	1,511,841		—
Israel	4,728,921	—	4,728,921		—
United States	71,187,756	61,755,855	5,659,956		3,771,945
Preferred Stocks:
Bermuda	1,994,843	1,994,843	—		—
United States	18,064,644	17,105,144	959,500		—
Exchange Traded Fund (ETF)	698,827	698,827	—		—
Warrants:
Bermuda	10,615	—	10,615		—
Brazil	—*	—	—		—*
Israel	—*	—	—		—*
United States	55,861	55,861	—		—
Short-Term Investments:
Time Deposits	28,638,596	—	28,638,596		—
Money Market Fund	5,002,135	5,002,135	—		—
Total Investments, at value	$797,389,332	$87,620,486	$691,937,446		$17,831,400**
Other Financial Instruments – Liabilities
Options Contracts Written	$(193,156)	$(193,156)	$—		$—
Forward Foreign Currency Contracts	(313,659)	—	(313,659)		—
Securities Sold Short:
Corporate Bonds & Notes	(2,966,822)	—	(2,966,822)		—
Exchange Traded Fund (ETF)	(8,476,196)	(8,476,196)	—		—
Common Stocks	(783,757)	(783,757)	—		—
Total Other Financial Instruments – Liabilities	$(12,733,590)	$(9,453,109)	$(3,280,481)		$—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2021	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$273,527,829	$—	$273,527,829	$—
Asset-Backed Securities	152,505,877	—	152,505,877	—
Corporate Bonds & Notes	96,454,450	—	96,454,450	—
Common Stocks	392,187,371	392,187,371	—	—
Open-End Fund	231,105,148	—	231,105,148	—
Preferred Stocks	19,933,560	19,933,560	—	—
Closed-End Fund	6,435,620	6,435,620	—	—
Warrants:	3,245,221	3,245,221	—	—
Purchased Swaptions	1,361,625	—	1,361,625	—
Short-Term Investments:
Time Deposits	83,008,169	—	83,008,169	—
Money Market Fund	36,135,166	36,135,166	—	—
Total Investments, at value	$1,295,900,036	$457,936,938	$837,963,098	$—
Other Financial Instruments – Assets
OTC Credit Default Swaps	$9,106,966	$—	$9,106,966	$—
Total Other Financial Instruments – Assets	$9,106,966	$—	$9,106,966	$—
Other Financial Instruments – Liabilities
OTC Credit Default Swaps	$(78,345)	$—	$(78,345)	$—
Swaption Contracts Written	(383,398)	—	(383,398)	—
Securities Sold Short:
Exchange Traded Fund (ETF)	(140,431,645)	(140,431,645)	—	—
Common Stocks	(304,857)	(304,857)	—	—
Total Other Financial Instruments – Liabilities	$(141,198,245)	$(140,736,502)	$(461,743)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$846,688,436	$—	$846,688,436	$—
Short-Term Investments:
Municipal Bonds	28,507,224	—	28,507,224	—
Time Deposits	103,824,420	—	103,824,420	—
Total Investments, at value	$979,020,080	$—	$979,020,080	$—

*
Includes securities that are fair valued by the Board at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2021 through August 31, 2021:
	Total	Common Stocks	Corporate Bonds & Notes		Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
Destinations Large Cap Equity Fund
Balance as of February 28, 2021	$43,495,464	$6,277,755		$—	$37,217,709	$—		$—	$—
Purchases	4,243,755	1,433,768		—	2,809,987	—		—	—
(Sales/Paydowns)	(2,550,029)	(832,143)		—	(1,717,886)	—		—	—
Total realized gain (loss)	—	—		—	—	—		—	—
Change in unrealized appreciation (depreciation)	19,312,008	790,200		—	18,521,808	—		—	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	(926,563)	—		—	(926,563)	—		—	—
Balance as of August 31, 2021	$63,574,635	$7,669,580		$—	$55,905,055	$—		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2021	$22,682,227	$1,098,640		$—	$21,583,587	$—		$—	$—
Destinations International Equity Fund
Balance as of February 28, 2021	$1,907,550	$240,700		$—	$1,666,850	$—		$—	$—
Purchases	1,634,012	1,634,012		—	—	—		—	—
(Sales/Paydowns)	(793,594)	—		—	(793,594)	—		—	—
Total realized gain (loss)	(215)	(215)		—	—	—		—	—
Change in unrealized appreciation (depreciation)	(957,493)	(84,237)		—	(873,256)	—		—	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	—	—		—	—	—		—	—
Balance as of August 31, 2021	$1,790,260	$1,790,260		$—	$—	$—		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2021	$(957,493)	$(84,237)		$—	$(873,256)	$—		$—	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2021	$15,677,082*	$201,059	$	—*	$—	$15,476,023		$—	$—
Purchases	7,308,462	—		7,119,000	—	189,462		—	—
(Sales/Paydowns)	(9,909,497)	(332,050)		(7,119,000)	—	(2,458,447)		—	—
Accrued Discounts (premiums)	—	—		—	—	—		—	—
Total realized gain (loss)	(63,610)	(63,610)		—	—	—		—	—
Change in unrealized appreciation (depreciation)	194,601	194,601		—	—	—		—	—
Transfers In	—	—		—	—	—		—	—
Transfers Out	—	—		—	—	—		—	—
Balance as of August 31, 2021	$13,207,038	$—		$—	$—	$13,207,038		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2021	$—	$—		$—	$—	$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2021	$20,689,967*	$3,686,882*		$2,996*	$—	$17,000,089*	$	—*	$—
Purchases	17,230,812	16,115,450		—	—	1,115,362		—	—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

3. Investment valuation (continued)
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Municipal Bonds
(Sales/Paydowns)	(20,803,365)	(16,713,546)	—	—	(4,089,819)		—	—
Accrued Discounts (premiums)	—	—	—	—	—		—	—
Total realized gain (loss)	(114,567)	(114,567)	—	—	—		—	—
Change in unrealized appreciation (depreciation)	2,868,782	2,837,955	(2,996)	—	33,823		—	—
Transfers In	—	—	—	—	—		—	—
Transfers Out	(2,040,229)	(2,040,229)	—	—	—		—	—
Balance as of August 31, 2021	$17,831,400	$3,771,945	$—	$—	$14,059,455	$	—*	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2021	$1,872,350	$1,838,527	$—	$—	$33,823		$—	$—
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2021	$2,311,250	$—	$—	$2,311,250	$—		$—	$—
Purchases	—	—	—	—	—		—
(Sales/Paydowns)	(2,311,250)	—	—	(2,311,250)	—		—	—
Accrued Discounts (premiums)	—	—	—	—	—		—	—
Total realized gain (loss)	—	—	—	—	—		—	—
Change in unrealized appreciation (depreciation)	—	—	—	—	—		—	—
Transfers In	—	—	—	—	—		—	—
Transfers Out	—	—	—	—	—		—	—
Balance as of August 31, 2021	$—	$—	$—	$—	$—		$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2021	$—	$—	$—	$—	$—		$—	$—

*
Includes securities that are fair valued at $0.

**
The following table summarizes the valuation technique used and unobservable input approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments.

	Fair Value at August 31, 2021	Valuation Technique	Unobservable Input	Range	Impact
Destinations Large Cap Equity Fund
Preferred Stock-Private Equity	$55,905,055	Prior Transaction Analysis	Transaction Price	0.06 – 369.79	Increase
Common Stock-Private Equity	$7,669,580	Prior Transaction Analysis	Transaction Price	7.05 – 885	Increase
Total	$63,574,635
Detinations Low Duration Fixed Income Fund
Senior Loans	$13,207,038	Prior Transaction Analysis	Transaction Price	99.94 – 100	Increase
Total	$13,207,038
Destinations Global Fixed Income Opportunities Fund
Senior Loans	$14,059,455	Prior Transaction Analysis	Transaction Price	100	Increase
Common Stock	$3,771,945	Market Comparables	Enterprise Value/ EBITDA*** multiple	3.6x	Increase
Total	$17,831,400

***
Earnings Before Interest, Taxes, Depreciation and Amortization

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments
Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
(d)
Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
i.
Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
iv.
Total Return Swaps. Certain Funds may enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.

v.
Variance Swaps. Certain Funds may enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2021:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$125,546	$125,546
	$—	$—	$—	$125,546	$125,546
Effect of Derivative Instruments on the Statements of Operations of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$1,041,271	$1,041,271
	$—	$—	$—	$1,041,271	$1,041,271
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$(50,014)	$(50,014)
	$—	$—	$—	$(50,014)	$(50,014)

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$102,909	$—	$—	$102,909
	$—	$102,909	$—	$—	$102,909
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$535	$535
	$—	$—	$—	$535	$535
Effect of Derivative Instruments on the Statements of Operations of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$68,475	$68,475
Net realized gain (loss) on forward foreign currency contracts	—	769,995	—	—	769,995
	$—	$769,995	$—	$68,475	$838,470
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$5,276	$5,276
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(40,084)	—	—	(40,084)
	$—	$(40,084)	$—	$5,276	$(34,808)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$62,177	$—	$—	$—	$62,177
	$62,177	$—	$—	$—	$62,177
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$199,603	$—	$—	$—	$199,603
	$199,603	$—	$—	$—	$199,603

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$(1,103,736)	$—	$—	$—	$(1,103,736)
	$(1,103,736)	$—	$—	$—	$(1,103,736)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(137,426)	$—	$—	$—	$(137,426)
	$(137,426)	$—	$—	$—	$(137,426)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(d)	$—	$12,303	$—	$—	$12,303
	$—	$12,303	$—	$—	$12,303
Liability derivatives
Unrealized depreciation on forward foreign currency contracts(f)	$—	$317,969	$—	$—	$317,969
	$—	$317,969	$—	$—	$317,969
Effect of Derivative Instruments on the Statements of Operations of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$1,631,677	$—	$—	$1,631,677
	$—	$1,631,677	$—	$—	$1,631,677
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(565,774)	$—	$—	$(565,774)
	$—	$(565,774)	$—	$—	$(565,774)

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(e)	$—	$—	$—	$193,156	$193,156
Unrealized depreciation on forward foreign currency contracts(f)	—	313,659	—	—	313,659
	$—	$313,659	$—	$193,156	$506,815
Effect of Derivative Instruments on the Statements of Operations of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$434,377	$434,377
Net realized gain (loss) on forward foreign currency contracts	—	1,076,064	—	—	1,076,064
	$—	$1,076,064	$—	$434,377	$1,510,441
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(11,761)	$(11,761)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	(618,592)	—	—	(618,592)
	$—	$(618,592)	$—	$(11,761)	$(630,353)
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(g)	$—	$—	$9,106,966	$—	$9,106,966
Interest rate purchased swaption contracts(h)	1,361,625	—	—	—	1,361,625
	$1,361,625	$—	$9,106,966	$—	$10,468,591
Liability derivatives
Unrealized depreciation on swap contracts(i)	$—	$—	$78,345	$—	$78,345
Interest rate swaptions contracts written outstanding(e)	383,398	—	—	—	383,398
	$383,398	$—	$78,345	$—	$461,743

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2021
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$1,166,164	$—	$1,166,164
Net realized gain (loss) on options contracts purchased.	—	—	—	170,051	170,051
	$—	$—	$1,166,164	$170,051	$1,336,215
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(383,398)	$(383,398)
Net change in unrealized appreciation (depreciation) on options contract purchased	—	—	—	159,124	159,124
Net change in unrealized appreciation (depreciation) on swap contracts	—	—	2,523,153	—	2,523,153
	$—	$—	$2,523,153	$(224,274)	$2,298,879

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(e)
Statements of Assets and Liabilities location: Options contracts written, at value.

(f)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(g)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(h)
Statements of Assets and Liabilities location: Investments, at value.

(i)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2021 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$5,202,579
Destinations International Equity Fund
Average notional amounts
Option contracts written	$20,186
Forward foreign currency contracts	22,438,915

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$103,207,381
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$39,384,866
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchases	$26,440*
Option contracts written	142,542
Forward foreign currency contracts	36,827,460

*
Represents only activity for March 2021

Destinations Multi Strategy Alternatives Fund
Average notional amounts
Interest Rate Swaption contracts purchased	$1,424,445
Interest Rate Swaption contracts written	522,644
Swap contracts	190,000,000
5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2021.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Large Cap Equity Fund	$3,402,516	$—	$(3,402,516)	$—
Destinations Small-Mid Cap Equity Fund	64,337,273	—	(64,337,273)	—
Destinations International Equity Fund	88,780,529	—	(88,780,529)	—
Destinations Equity Income Fund	1,410,828	—	(1,410,828)	—
Destinations Low Duration Fixed Income Fund	20,532,955	—	(20,532,955)	—
Destinations Global Fixed Income Opportunities Fund	3,316,514	—	(3,316,514)	—
Destinations Multi Strategy Alternatives Fund	36,042,139	—	(36,042,139)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $3,548,291, $65,638,512, $92,363,031, $1,441,800, $20,957,270, $5,002,134 and $36,135,166, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at August 31, 2021 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.
	Remaining Contractual Maturity of the Agreements As of August 31, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Large Cap Equity Fund
Securities Lending Transactions
Common Stocks	$3,548,291	$—	$—	$—	$3,548,291
Total Borrowings	$3,548,291	$—	$—	$—	$3,548,291
Gross amount of recognized liabilities for securities lending transactions					$3,548,291

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2021
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$65,638,512	$—	$—	$—	$65,638,512
Total Borrowings	$65,638,512	$—	$—	$—	$65,638,512
Gross amount of recognized liabilities for securities lending transactions					$65,638,512
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$92,363,031	$—	$—	$—	$92,363,031
Total Borrowings	$92,363,031	$—	$—	$—	$92,363,031
Gross amount of recognized liabilities for securities lending transactions					$92,363,031
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$1,441,800	$—	$—	$—	$1,441,800
Total Borrowings	$1,441,800	$—	$—	$—	$1,441,800
Gross amount of recognized liabilities for securities lending transactions					$1,441,800
Destinations Low Duration Fixed Income Fund
Securities Lending Transactions
Common Stocks	$20,957,270	$—	$—	$—	$20,957,270
Total Borrowings	$20,957,270	$—	$—	$—	$20,957,270
Gross amount of recognized liabilities for securities lending transactions					$20,957,270
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Common Stocks	$5,002,134	$—	$—	$—	$5,002,134
Total Borrowings	$5,002,134	$—	$—	$—	$5,002,134
Gross amount of recognized liabilities for securities lending transactions					$5,002,134
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Common Stocks	$36,135,166	$—	$—	$—	$36,135,166
Total Borrowings	$36,135,166	$—	$—	$—	$36,135,166
Gross amount of recognized liabilities for securities lending transactions					$36,135,166

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.
Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.
(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income and Destinations Multi Strategy Alternatives Funds to distribute their investment

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.
(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken on the 2021 tax returns.

(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table summarizes the Funds’ wholly and partially unfunded loans positions as of August 31, 2021.
	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Appreciation/ (Depreciation)
Destinations Core Fixed Income Fund
Constant Contact, Inc. (wholly unfunded)	$26,470	$26,346	$26,338	$(8)
DG Investment Intermediate Holdings 2, Inc. (partially unfunded)	6,186	6,186	6,179	(7)
HighTower Holding, LLC (wholly unfunded)	17,000	16,871	16,996	125
Hillman Group, Inc., The (partially unfunded)	6,211	6,211	6,173	(38)
Southern Veterinary Partners, LLC (wholly unfunded)	19,394	19,225	19,418	193
Tricorbraun Holdings, Inc. (partially unfunded)	11,706	11,706	11,591	(115)
	$86,967	$86,545	$86,695	$150

(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2021 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2021.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Forward foreign currency contracts	$102,909	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$102,909	$—
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$12,303	$317,969
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$12,303	$317,969
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$—	$313,659
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$313,659
Destinations Multi Strategy Alternatives Fund:
Swap contracts(b)	$9,106,966	$78,345
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$9,106,966	$78,345
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2021.
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations International Equity Fund
Over-the-counter
Citibank N.A.	$32,533	$—	$—	$32,533
HSBC Bank USA	70,376	—	—	70,376
Total Over-the-counter derivative instruments	$102,909	$—	$—	$102,909
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$12,303	$(12,303)	$—	$—
Total Over-the-counter derivative instruments	$12,303	$(12,303)	$—	$—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$317,969	$(12,303)	$—	$305,666
Total Over-the-counter derivative instruments	$317,969	$(12,303)	$—	$305,666
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$313,659	$—	$—	$313,659
Total Over-the-counter derivative instruments	$313,659	$—	$—	$313,659
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$2,770,835	$(78,345)	$—	$2,692,490
Morgan Stanley Capital Services LLC	6,336,131	—	—	6,336,131
Total Over-the-counter derivative instruments	$9,106,966	$(78,345)	$—	$9,028,621
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund
Over-the-counter
Goldman Sachs & Co	$78,345	$(78,345)	$—	$—
Total Over-the-counter derivative instruments	$78,345	$(78,345)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)
Net amount represents the new amount receivable from the counterparty in the event of default.

(c)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(d)
Net amount represents the net amount payable to the counterparty in the event of default.

(e)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

7. Investment Management Agreement
Brinker Capital Investments, LLC serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund	Sub-advisory Fee	Brinker Capital Investments, LLC Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.20%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.50%	0.39%	0.90%
Destinations International Equity Fund	0.56%	0.39%	1.00%
Destinations Equity Income Fund	0.29%	0.39%	0.80%
Destinations Core Fixed Income Fund	0.18%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.31%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.35%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.14%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.52%	0.39%	1.35%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2022 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2021, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$4,038,175
Destinations Small-Mid Cap Equity Fund	89,776
Destinations International Equity Fund	612,850
Destinations Equity Income Fund	252,616
Destinations Core Fixed Income Fund	915,174
Destinations Low Duration Fixed Income Fund	2,781
Destinations Global Fixed Income Opportunities Fund	425,250
Destinations Municipal Fixed Income Fund	778,724
Destinations Multi Strategy Alternatives Fund	2,673,548
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Fund’s total cross trades transactions were as follows:
Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations Large Cap Equity Fund	$1,004,352	$93,036,565	$38,183,192
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

8. Class Specific Expenses (continued)
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the period ended August 31, 2021, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$3,543,074
Destinations Small-Mid Cap Equity Fund	913,309
Destinations International Equity Fund	1,848,925
Destinations Equity Income Fund	304,494
Destinations Core Fixed Income Fund	1,556,062
Destinations Low Duration Fixed Income Fund	346,737
Destinations Global Fixed Income Opportunities Fund	546,808
Destinations Municipal Fixed Income Fund	677,995
Destinations Multi Strategy Alternatives Fund	861,215
9. Investments
During the period ended August 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$2,274,121,781	$2,422,487,750	$—	$—
Destinations Small-Mid Cap Equity Fund	735,982,100	743,538,222	—	—
Destinations International Equity Fund	577,628,161	384,095,942	—	—
Destinations Equity Income Fund	81,111,902	88,090,924	—	—
Destinations Core Fixed Income Fund	2,881,460,380	2,673,566,435	2,479,040,785	2,398,519,728
Destinations Low Duration Fixed Income Fund	367,709,490	263,485,298	5,942,124	11,677,038
Destinations Global Fixed Income Opportunities Fund	413,602,479	360,849,842	—	—
Destinations Municipal Fixed Income Fund	231,198,523	178,580,025	—	—
Destinations Multi Strategy Alternatives Fund	524,845,472	377,162,114	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	116,256,304	130,537,079	116,256,304	130,537,079
Destinations Low Duration Fixed Income Fund	—	—	—	—

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

9. Investments (continued)
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Global Fixed Income Opportunities Fund	4,320,957	18,530,896	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	94,623,580	69,643,207	—	—
At August 31, 2021, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$3,555,677,145	$1,832,160,667	$(43,053,118)	$1,789,107,549
Destinations Small-Mid Cap Equity Fund	1,105,418,234	342,018,291	(27,475,183)	314,543,108
Destinations International Equity Fund	2,062,620,330	912,639,542	(62,947,790)	849,691,752
Destinations Equity Income Fund	369,659,881	79,277,927	(10,046,206)	69,231,721
Destinations Core Fixed Income Fund	2,488,595,794	31,002,861	(29,620,910)	1,381,951
Destinations Low Duration Fixed Income Fund	618,043,716	13,087,094	(6,015,610)	7,071,484
Destinations Global Fixed Income Opportunities Fund	778,489,117	21,857,201	(15,690,576)	6,166,625
Destinations Municipal Fixed Income Fund	944,574,845	35,575,018	(1,129,783)	34,445,235
Destinations Multi Strategy Alternatives Fund	1,101,248,647	86,296,858	(23,736,748)	62,560,110
10. Shares of Beneficial Interest
At August 31, 2021, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2021, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.

Notes to Financial Statements
August 31, 2021 (unaudited) (continued)

10. Shares of Beneficial Interest (continued)
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2021		Period ended August 31, 2021		Year ended February 28, 2021		Year ended February 28, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	21,346,452	$366,405,779	11,471,360	$159,691,961	52,435,357	$684,494,010	8,388,832	$90,160,931
Shares issued on reinvestment	—	—	—	—	5,697,153	—	551,947	—
Shares repurchased	(38,289,160)	(660,758,898)	(3,462,599)	(48,746,345)	(84,637,430)	(1,146,597,874)	(7,563,919)	(81,513,637)
Net Increase	(16,942,708)	$(294,353,119)	8,008,761	$110,945,616	(26,504,920)	$(462,103,864)	1,376,860	$8,647,294
Destinations Small-Mid Cap Equity Fund
Shares sold	6,795,343	$117,304,556	3,426,803	$47,492,967	10,424,629	$124,974,104	2,063,195	$19,907,864
Shares issued on reinvestment	—	—	—	—	1,560,603	22,394,639	151,339	1,740,399
Shares repurchased	(8,535,824)	(147,808,313)	(746,877)	(10,403,525)	(22,456,528)	(274,215,231)	(1,839,951)	(17,853,191)
Net Increase	(1,740,481)	$(30,503,757)	2,679,926	$37,089,442	(10,471,296)	$(126,846,488)	374,583	$3,795,072
Destinations International Equity Fund
Shares sold	21,538,287	$334,728,675	7,024,324	$95,529,206	27,801,118	$366,061,881	4,283,792	$48,789,282
Shares issued on reinvestment	—	—	—	—	44,958	659,536	17,737	226,851
Shares repurchased	(12,712,088)	(197,640,700)	(1,177,497)	(16,040,657)	(43,148,172)	(509,687,356)	(3,389,599)	(35,303,264)
Net Increase	8,826,199	$137,087,975	5,846,827	$79,488,549	(15,302,096)	$(142,965,939)	911,930	$13,712,869
Destinations Equity Income Fund
Shares sold	2,403,841	$27,131,800	1,083,411	$12,009,327	4,512,876	$42,296,205	1,013,696	$9,176,726
Shares issued on reinvestment	402,330	4,519,885	33,548	365,675	1,790,430	16,937,229	103,692	953,306
Shares repurchased	(4,477,698)	(50,820,560)	(396,046)	(4,350,088)	(15,094,775)	(137,678,016)	(934,096)	(8,307,893)
Net Increase	(1,671,527)	$(19,168,875)	720,913	$8,024,914	(8,791,469)	$(78,444,582)	183,292	$1,822,139
Destinations Core Fixed Income Fund
Shares sold	14,595,538	$148,437,659	6,755,589	$70,489,659	55,084,785	$566,944,532	5,222,974	$55,197,432
Shares issued on reinvestment	1,179,929	12,014,571	93,947	983,091	4,374,396	45,153,843	232,113	2,458,341
Shares repurchased	(18,272,732)	(185,670,272)	(1,386,046)	(14,522,841)	(37,377,623)	(384,588,684)	(3,098,501)	(32,672,496)
Net Increase	(2,497,265)	$(25,218,042)	5,463,490	$56,949,909	22,081,558	$227,509,691	2,356,586	$24,983,277
Destinations Low Duration Fixed Income Fund
Shares sold	13,710,515	$133,562,357	2,093,834	$20,835,489	18,171,975	$171,086,753	1,237,743	$11,930,570
Shares issued on reinvestment	671,428	6,535,162	44,796	445,192	1,311,218	12,349,552	61,385	590,193
Shares repurchased	(4,273,626)	(41,634,441)	(301,307)	(2,995,971)	(9,356,530)	(88,084,770)	(520,775)	(5,004,378)
Net Increase	10,108,317	$98,463,078	1,837,323	$18,284,710	10,126,663	$95,351,535	778,353	$7,516,385
Destinations Global Fixed Income Opportunities Fund
Shares sold	6,572,315	$66,008,978	2,553,030	$26,086,954	17,769,711	$167,996,725	1,728,722	$16,710,837
Shares issued on reinvestment	1,158,747	11,617,624	82,507	841,559	2,961,429	28,132,491	144,921	1,401,780
Shares repurchased	(6,509,648)	(65,348,541)	(514,121)	(5,250,673)	(23,756,259)	(224,106,513)	(1,359,298)	(12,985,085)
Net Increase	1,221,414	$12,278,061	2,121,416	$21,677,840	(3,025,119)	$(27,977,297)	514,345	$5,127,532
Destinations Municipal Fixed Income Fund
Shares sold	7,689,193	$80,534,879	2,048,802	$21,519,534	17,585,113	$183,253,561	1,416,158	$14,800,618
Shares issued on reinvestment	515,093	5,391,626	22,224	233,367	1,775,709	18,578,076	45,694	479,548
Shares repurchased	(6,576,915)	(68,839,744)	(479,637)	(5,040,846)	(16,956,969)	(176,085,321)	(716,487)	(7,453,789)
Net Increase	1,627,371	$17,086,761	1,591,389	$16,712,055	2,403,853	$25,746,316	745,365	$7,826,377
Destinations Multi Strategy Alternatives Fund
Shares sold	12,248,270	$131,108,360	3,964,552	$41,470,625	28,726,572	$281,655,300	2,660,566	$25,454,430
Shares issued on reinvestment	343,076	3,664,824	29,721	310,048	1,497,504	14,207,121	81,832	760,344
Shares repurchased	(8,824,059)	(94,430,726)	(680,766)	(7,111,219)	(17,826,528)	(169,315,819)	(1,274,919)	(11,887,150)
Net Increase	3,767,287	$40,342,458	3,313,507	$34,669,454	12,397,548	$126,546,602	1,467,479	$14,327,624

Notes to Financial Statements
August 31, 2021 (unaudited) (concluded)

11. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.
12. Regulation Regarding Derivatives
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Funds.
13. Recent Accounting Pronouncements
In March 2020, Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Board Approval of Advisory Agreements
(Unaudited)
Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Brinker Capital Investments, LLC (“Brinker”), have entered into an investment management agreement (the “Management Agreement”), pursuant to which Brinker selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) between Brinker and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board, including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”). In addition, as a result of the impact of the coronavirus and COVID-19 pandemic, the SEC issued orders dated March 13, 2020, March 25, 2020 and June 19, 2020 (the “Orders”) that conditionally exempt registered investment companies and their investment advisers, as well as principal underwriters from in-person voting requirements.
Board Considerations of Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of certain new Sub-Advisory Agreement with new Sub-Advisers. In particular, at a meeting of the Board held on March 3, 2021 (the “March Meeting”), in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of the Independent Trustees, renewed existing Sub-Advisory Agreements (i) for the management of the Destinations International Equity Fund with Baron Captal Management, Inc. (“Baron”), MFS Investment Management (“MFS”) and Wasatch Advisors, Inc., (“Wasatch”), and (ii) for the management of the Destinations Equity Income Fund with Federated Equity Management Company of Pennsylvania (“Federated) and NWQ Investment Management Company, LLC (“NWQ”). Further, at a special meeting of the Board held on March 18, 2021, the Board, in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of the Independent Trustees, approved a new Sub-Advisory Agreement for the management of the Destinations Small-Mid Cap Equity Fund and the Destinations Multi Strategy Alternatives Fund with Driehaus Capital Management LLC (“Driehaus”), which was an existing Sub-Adviser of those Funds, but which had undergone a change in control as a result of the death of its founder. In addition, at a meeting of the Board held on May 5, 2021 (the “May Meeting), in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of Independent Trustees as defined in the 1940 Act, approved an amendment to the Trust’s existing advisory agreement with Brinker to add the Shelter Fund as a covered fund under the agreement, and approved a new Sub-Advisory Agreement for the management of the Shelter Fund with Gateway Investment Advisers, LLC (“Gateway”). Finally, at a meeting of the Board held on June 9, 2021 (the “June Meeting”) in reliance on and in compliance with the conditions of the Orders, Brinker recommended and the Board, including all of Independent Trustees as defined in the 1940 Act, approved two new Sub-Advisory Agreements and renewed four existing Sub-Advisory Agreements. The approval of new Sub-Advisory Agreements covered the management of the Destinations Equity Income Fund by Neuberger Bergman Investment Advisers LLC (“Neuberger”) and the management of the Destinations Large Cap Equity Fund by River Road Asset Management, LLC (“River Road”). The renewal existing Sub-Advisory Agreements included (i) the management of the Destinations Large Cap Equity Fund by each of Columbia Management Investment Advisers, LLC, (“Columbia” ), Mellon Investment Corporation1

1
On August 31, 2021, The Bank of New York Mellon Corporation transferred certain investment management personnel from Mellon Investments Corporation, to Newton Investment Management North America, LLC.

(“Mellon”), Strategas Asset Management, LLC, (“Strategas”), and T. Rowe Price Associates (“T. Rowe”), and (ii) the management of the Destinations International Equity Fund by T. Rowe.
Pursuant to the Sub-Advisory Agreements, the Sub-Advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to it. In the context of Sub-Advisory Agreement renewals, the Board also considered information provided by Brinker during prior meetings, and in the context of the approval of new Sub-Advisory Agreements, the Board considered certain introductory information that Brinker had provided during prior meetings regarding the background of the Sub-Advisers and Brinker’s thesis for incorporate their investment strategies in the applicable Funds. In doing so, the Trustees requested and received information from Brinker and the Sub-Adviser that they deemed reasonably necessary for their review of the Sub-Advisory Agreements and to evaluate the relevant performance of the Sub-Adviser, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of approvals). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of Brinker and the Sub-Advisers.
In voting to approve the Sub-Advisory Agreements, the Trustees considered whether the approval of the Sub-Advisory Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Sub-Advisory Services
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which Brinker selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by Brinker, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to it, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-Adviser and of other key personnel of the Sub-Adviser. The Board specifically took into account how each Sub-Adviser’s investment processes and capabilities were expected to complement the other Sub-Advisers to the Fund. The Trustees discussed the terms of the Sub-Advisory Agreements and considered Brinker’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from Brinker and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act and those of Brinker and of each Sub-Adviser. In the case of new Sub-Advisory Agreements, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of the Sub-Advisers’ compliance policies and procedures and Codes of Ethics. With respect to Driehaus, the Board also considered information presented by Brinker and Driehaus regarding the portfolio management team, Driehaus’s assets under management and contingency planning with respect to the death of the firm’s founder Richard Driehaus, noting, in particular, the procedures that had been in place for some time around his reduced role in the day-to-day operations of the firm.
The Board discussed with representatives of Brinker, the portfolio management strategy proposed to be employed (or continue to be employed) by the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by the Sub-Advisers were adequate and appropriate in light of  (i) the Sub-Advisers’ experience and the qualifications of their investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Advisers in managing the portion of the Funds’ assets allocated to them, (iii) how the Sub-Advisers were expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Advisers’ compliance programs, and (v) Brinker’s recommendation to engage each Sub-Adviser.
Performance
The Board received information from management regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and approvals), with such performance compared to a relevant index. The Board discussed with representatives of Brinker the investment strategy to be employed by each Sub-Adviser in the management of the applicable Funds’ assets. The Board discussed the reputation and experience of the Sub-Advisers, their portfolio managers’ experience, and Brinker’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by Brinker in evaluation Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.
Sub-Advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-Advisory Agreements, noting that the fees would be payable by Brinker to each Sub-Adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the proposed fees payable to the Sub-Advisers with respect to the assets to be managed by the Sub-Adviser were reasonable and appropriate. The Board recognized that, because the Sub-Advisers’ fees would be paid by Brinker, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. The Board received and considered a profitability analysis of Brinker with respect to the addition of Gateway, Neuberger and River Road each as a Sub-Adviser to the applicable Funds, as well as the sub-advisory fees to be paid under the Sub-Advisory Agreements proposed for renewal, and determined that Brinker’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by Brinker to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-Adviser’s fees would be paid by Brinker, and not the Funds, an analysis of economies of scale with respect to the Sub-Advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and Brinker. Accordingly, economies of scale with respect to the Sub-Advisers were not materially considered relevant at that time to the Board’s decision to approve the Sub-Advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-Advisers by virtue of their relationship with the Funds, such a reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.
Board Considerations of Advisory Agreement
As noted above, at the May Meeting the Board also considered an amendment to the Trust’s existing Advisory Agreement with Brinker to include the Shelter Fund as a covered account. In the context of approving that amendment (which had the same effect as approving a new Advisory Agreement with respect to the Shelter Fund), the Board considered the Shelter Fund’s investment strategy and expected use by investors that have a pre-existing advisory relationship with Brinker and its affiliates. Similar to the context in which the Board considered the Sub-Advisory Agreements during the period covered by this Semi-Annual Report, the Board also considered the nature, extent and quality of the advisory services that Brinker has provided the various series of the Trust and was expected to provide the Shelter Fund, and the performance of Brinker in selecting and evaluating Sub-Advisers, allocating Fund assets among Sub-Advisers, and determining relative passive- and active-investment exposures within the Funds. The Board also considered a comparative fee analysis of the proposed advisory fee to be paid by the Shelter Fund, and the expected level of profitability expected to be realized by Brinker, considering the context of the proposal approval of a Sub-Advisory Agreement with Gateway and the overall fee structure (including the effect of contractual fee waivers) applicable to the various series of the Trust. The Board also took into consideration the robust information provided by Brinker with respect to the Board’s most recent approval of the Trust’s advisory agreement at the meeting held on July 13, 2020 and information subsequently provided by Brinker during meetings of the Board. The Board also considered the ongoing monitoring services that Brinker provides with respect to the Funds and their Sub-Advisers, including conducting diligence of the compliance programs of each Sub-Adviser. After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to approve, as applicable, the proposed amendment to the Trust’s Advisory Agreement, having determined that amending the Advisory Agreements so that it applies to the Shelter Fund would be in the best interests of the Shelter Fund and its shareholders.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Brinker Capital Investments, LLC (formerly known as Brinker Capital, Inc.) (the “Manager”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Gregory E. McGowan Franklin Templeton 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland)
INTERESTED TRUSTEES*
Joseph V. Del Raso Pepper Hamilton LLP 3000 Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chair of the Board of Trustees and Chief Executive Officer	Since 2018	President of Brinker Capital Investments, LLC since 2020.**. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC since 2020. President and CEO of Brinker Capital Securities, LLC since 2020. President of Orion Advisor Solutions, Inc. since 2021 (EVP in 2020). President of Orion Advisor Technology, LLC since 2021 (EVP in 2020). President of Orion Portfolio Solutions, LLC since 2021.	10	MMI Executive Committee since 2021; MMI Board of Governors (2020-2021), MMI Leadership Pathway (2016 to 2020), Envestnet Institute Women In Wealth (2017 to 2020); St. Peter’s University Board of Trustees and Chair of Investment Committee of St. Peter’s University since 2021; St. Peter’s University Board of Trustees (2014 to 2017).

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Reflects the current title following the closing of the Transaction, which occurred after the end of the period covered by the report.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Kevin Fustos Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of CCS from 2012 to 2015.
Jason B. Moore Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1972	President	Since January 2017	Chief Solutions Officer of Brinker Capital Investments, LLC since 2019; Chief Administrative Officer of Brinker Capital Investments, LLC from 2016 to 2019; Managing Director of Morgan Stanley from 2012 to 2016.
Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.
Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.
Amy Magnotta, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1978	Investment Officer	Since January 2017	Head of Discretionary Portfolios at Brinker Capital Investments, LLC since 2021; Co-Head of Discretionary Portfolios at Brinker Capital Investments, LLC in 2020; Senior Vice President and Head of Discretionary Portfolios of Brinker Capital Investments, LLC from 2017 to 2020; Senior Investment Manager of Brinker Capital Investments, LLC from 2008 to 2017.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Leigh Lowman, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1982	Investment Officer	Since January 2017	Senior Portfolio Manager of Brinker Capital Investments, LLC since 2021; Investment Manager of Brinker Capital Investments, LLC from 2017 to 2020; Senior Investment Analyst of Brinker Capital Investments, LLC from 2015 to 2017; Outreach Analyst of The Investment Fund for Foundations from 2014 to 2015; Senior Associate of Mondrian Investment Partners from 2011 to 2014.
Christopher Hart Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Investment Officer	Since January 2017	Senior Portfolio Manager of Brinker Capital Investments, LLC since 2020; Senior Vice President and Head of Platform Manager Research of Brinker Capital Investments, LLC from 2017 to 2020; Senior Vice President of Brinker Capital Investments, LLC in 2016; Core Investment Manager of Brinker Capital Investments, LLC from 2014 to 2016; Investment Director of RS Investments 2013; Vice President/Investment Officer of Morgan Stanley Smith Barney from 2006 to 2013.
Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2020; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Grant Engelbart, CFA, CAIA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2021	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2021; Senior Portfolio Manager and Director of Research at CLS Investments, LLC from 2018 to 2021; Portfolio manager at CLS Investments, LLC from 2013 to 2018.

*
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Brinker Capital Destinations Trust
Investment Adviser
Brinker Capital Investments, LLC
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103
www.bbdcpa.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risk, objectives, fees and expenses, experience of its management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable. This item is only required in an annual report of Form N-CSR.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not Applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b)	Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust
By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jason B. Moore
Jason B. Moore
President

Date:	November 2, 2021

By:	/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer

Date:	November 2, 2021